UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/10 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (65.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (45.1%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
July 20, 2036	$354,840	$385,612
6s, with due dates from April 15, 2028 to
August 20, 2039	4,008,759	4,309,588
6s, November 20, 2038 (FWC)	17,040,586	18,260,720
5s, March 20, 2040 (FWC)	39,794,000	41,317,362
5s, TBA, April 1, 2040	5,500,000	5,699,806
		69,973,088

U.S. Government Agency Mortgage Obligations (20.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	93,372	102,393
7 1/2s, October 1, 2014	13,807	14,772
7s, with due dates from November 1, 2026 to May 1, 2032	1,245,496	1,390,686
6s, with due dates from May 1, 2021 to August 1, 2021	168,633	183,349
5 1/2s, December 1, 2033	355,381	377,329
5 1/2s, October 1, 2018	224,950	242,700
5s, with due dates from May 1, 2018 to November 1, 2018	2,947,294	3,146,698
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2030	120,481	132,085
7s, with due dates from December 1, 2028 to
December 1, 2035	2,353,623	2,628,839
6 1/2s, September 1, 2036	274,527	296,093
6s, July 1, 2021	983,586	1,066,692
6s, TBA, May 1, 2040	9,000,000	9,595,195
6s, TBA, April 1, 2040	9,000,000	9,558,281
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	1,891,947	2,038,171
5s, February 1, 2039	470,492	485,507
4 1/2s, April 1, 2039	281,465	282,378
		31,541,168
Total U.S. government and agency mortgage obligations (cost $100,952,225)		$101,514,256

U.S. TREASURY OBLIGATIONS (20.1%)(a)
	Principal amount	Value

U.S. Treasury Bonds
6 7/8s, August 15, 2025	$3,866,000	$4,942,137
6 1/4s, May 15, 2030	6,505,000	7,965,575
6 1/4s, August 15, 2023	4,440,000	5,337,713
6s, February 15, 2026	4,000,000	4,719,375
5 1/4s, February 15, 2029	3,775,000	4,109,146
5 1/4s, November 15, 2028	3,805,000	4,144,180

Total U.S. treasury obligations (cost $30,575,381)		$31,218,126

MORTGAGE-BACKED SECURITIES (23.8%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.664s, 2035	$1,103,320	$125,037
Ser. 06-R1, Class AS, IO, 5.643s, 2036	104,897	11,342
FRB Ser. 06-R2, Class AS, IO, 5.501s, 2036	480,961	48,397
IFB Ser. 05-R2, Class 1AS, IO, 5.322s, 2035	3,013,841	316,609
FRB Ser. 04-R2, Class 1AF1, 0.666s, 2034 (F)	51,322	40,799
Fannie Mae
IFB Ser. 07-75, Class JS, 50.392s, 2037	121,227	215,954
IFB Ser. 06-62, Class PS, 38.424s, 2036	164,508	271,554
IFB Ser. 07-30, Class FS, 28.688s, 2037	68,921	98,783
IFB Ser. 06-49, Class SE, 28.016s, 2036	131,189	190,909
IFB Ser. 05-25, Class PS, 27.077s, 2035	61,506	89,030
IFB Ser. 06-115, Class ES, 25.576s, 2036	75,954	106,179
IFB Ser. 06-8, Class HP, 23.664s, 2036	166,554	230,359
IFB Ser. 05-99, Class SA, 23.664s, 2035	115,188	156,076
IFB Ser. 05-74, Class DM, 23.481s, 2035	202,413	286,139
IFB Ser. 08-24, Class SP, 22.381s, 2038	1,127,113	1,474,369
IFB Ser. 05-122, Class SC, 22.239s, 2035	355,186	468,556
IFB Ser. 05-106, Class JC, 19.361s, 2035	157,142	199,129
IFB Ser. 05-83, Class QP, 16.754s, 2034	83,516	104,136
IFB Ser. 05-66, Class SL, 15.96s, 2035 (F)	332,905	384,568
FRB Ser. 03-W6, Class PT1, 10.11s, 2042	209,309	255,886
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	76,168	11,165
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	60,700	68,975
Ser. 02-14, Class A2, 7 1/2s, 2042	38,628	44,012
Ser. 02-T4, Class A3, 7 1/2s, 2041	76,994	87,513
Ser. 01-T12, Class A2, 7 1/2s, 2041	110,032	125,132
Ser. 01-T3, Class A1, 7 1/2s, 2040	545	617
Ser. 99-T2, Class A1, 7 1/2s, 2039	42,366	46,872
Ser. 02-33, Class A2, 7 1/2s, 2032	144,612	164,768
Ser. 00-T6, Class A1, 7 1/2s, 2030	151,224	170,990
IFB Ser. 08-7, Class SA, IO, 7.304s, 2038	94,940	14,155

Ser. 02-26, Class A1, 7s, 2048	216,483	243,138
Ser. 04-W12, Class 1A3, 7s, 2044	111,371	123,794
Ser. 04-T2, Class 1A3, 7s, 2043 (F)	80,188	90,042
Ser. 03-W3, Class 1A2, 7s, 2042	72,873	80,993
Ser. 02-14, Class A1, 7s, 2042	259,196	287,494
Ser. 01-T10, Class A1, 7s, 2041	151,488	169,315
Ser. 01-W3, Class A, 7s, 2041	60,456	66,891
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	277,189	41,359
IFB Ser. 04-40, Class KS, IO, 6.804s, 2034	1,838,793	307,409
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	3,022,040	434,539
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	152,035	20,458
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	150,691	16,597
IFB Ser. 07-30, Class WI, IO, 6.514s, 2037	284,337	36,785
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	148,472	16,356
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	145,334	20,004
IFB Ser. 06-79, Class SI, IO, 6.504s, 2036	250,803	31,308
IFB Ser. 05-90, Class GS, IO, 6.504s, 2035	64,754	9,037
IFB Ser. 05-90, Class SP, IO, 6.504s, 2035	344,954	41,071
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	181,690	22,662
IFB Ser. 05-18, Class SK, IO, 6.504s, 2035	61,169	5,784
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	454,555	74,579
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	327,220	46,626
IFB Ser. 07-57, Class SC, IO, 6.484s, 2037	3,083,463	385,970
IFB Ser. 06-43, Class JS, IO, 6.454s, 2036	1,744,177	258,749
IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	345,220	41,808
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	212,324	28,390
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	147,116	16,935
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	128,922	15,688
IFB Ser. 06-8, Class HL, IO, 6.454s, 2036	1,259,526	196,977
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	278,978	40,616
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	436,512	60,585
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	828,480	126,824
IFB Ser. 05-29, Class SX, IO, 6.454s, 2035	62,888	9,496
IFB Ser. 05-104, Class SI, IO, 6.454s, 2033	3,419,846	465,897
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	77,844	13,103
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	164,970	17,910
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	57,717	7,949
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	131,433	16,242
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	176,282	22,162
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	873,958	124,513
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	208,374	21,245
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	626,776	90,757
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	286,507	40,498
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	130,946	17,416
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	171,681	23,115
IFB Ser. 06-17, Class SI, IO, 6.334s, 2036	247,487	32,666
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	425,151	67,204
IFB Ser. 07-92, Class KS, IO, 6.254s, 2037	1,530,492	195,666
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	671,217	90,990
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	218,663	24,010
IFB Ser. 09-70, Class SI, IO, 6.204s, 2036	1,141,043	115,280
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	221,896	28,669
IFB Ser. 07-30, Class OI, IO, 6.194s, 2037	545,856	76,278
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	342,428	42,153
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	190,823	19,393
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	190,823	19,393
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	190,823	19,393
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	190,823	19,393
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	284,130	36,607
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	237,533	32,195
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	605,986	78,190
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	435,678	58,041
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	295,140	37,689
IFB Ser. 10-2, Class SD, IO, 6.054s, 2040	384,812	45,148
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	248,489	30,477
IFB Ser. 08-11, Class SC, IO, 6.034s, 2038 (F)	82,805	10,763
IFB Ser. 10-2, Class MS, IO, 6.004s, 2050	470,710	51,259
IFB Ser. 09-87, Class HS, IO, 5.904s, 2039	4,014,604	405,279
IFB Ser. 09-91, Class S, IO, 5.904s, 2039	358,710	33,405
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	330,184	38,433
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	230,718	26,495
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	188,954	22,216
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	308,330	29,498
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	212,813	20,867
IFB Ser. 05-74, Class NI, IO, 5.834s, 2035	1,236,856	139,254
IFB Ser. 09-12, Class DI, IO, 5.784s, 2037	381,767	48,656
Ser. 06-W2, Class 1AS, IO, 5.759s, 2036	448,086	52,544
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	192,373	17,199
Ser. 383, Class 18, IO, 5 1/2s, 2038	87,454	15,257
Ser. 383, Class 19, IO, 5 1/2s, 2038	79,456	13,861
Ser. 383, Class 6, IO, 5 1/2s, 2037	66,939	11,171
Ser. 383, Class 7, IO, 5 1/2s, 2037	65,854	11,364
Ser. 383, Class 20, IO, 5 1/2s, 2037	66,942	11,730
Ser. 356, Class 14, IO, 5 1/2s, 2035	729,375	134,974
Ser. 348, Class 7, IO, 5 1/2s, 2033	705,168	137,150
Ser. 334, Class 5, IO, 5 1/2s, 2033	671,437	131,514
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	238,207	24,261
Ser. 385, Class 3, IO, 5s, 2038	101,994	16,296
Ser. 359, Class 7, IO, 5s, 2036	1,373,859	244,869
Ser. 339, Class 1, IO, 5s, 2033	1,563,450	289,801
Ser. 03-W12, Class 1IO2, IO, 1.984s, 2043	757,283	57,197
Ser. 03-T2, Class 2, IO, 0.81s, 2042	3,315,068	96,314
Ser. 03-W6, Class 51, IO, 0.666s, 2042	997,909	23,660
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	6,220,929	142,262
FRB Ser. 03-W8, Class 3F2, 0.596s, 2042	17,262	15,286
FRB Ser. 07-95, Class A3, 0.496s, 2036	2,308,000	2,090,194
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	5,253,824	85,375
Ser. 08-65, Class TF, zero %, 2038	127,261	118,293
Ser. 08-53, Class DO, PO, zero %, 2038	124,000	70,273

Ser. 07-44, Class CO, PO, zero %, 2037	171,721	148,752
Ser. 04-61, PO, zero %, 2034	13,625	12,603
Ser. 04-61, Class CO, PO, zero %, 2031	200,722	192,944
Ser. 1988-12, Class B, zero %, 2018	3,222	2,865
FRB Ser. 06-115, Class SN, zero %, 2036	109,235	104,672
FRB Ser. 05-79, Class FE, zero %, 2035	9,405	9,233
FRB Ser. 06-54, Class CF, zero %, 2035	12,935	12,739
FRB Ser. 05-45, Class FG, zero %, 2035	59,784	49,939
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	108,804	18,280
Ser. T-55, Class 1A2, 7s, 2043	177,534	196,507
Freddie Mac
IFB Ser. 3408, Class EK, 24.868s, 2037	75,012	101,852
IFB Ser. 2976, Class KL, 23.54s, 2035	155,436	212,807
IFB Ser. 2979, Class AS, 23.43s, 2034	55,834	73,958
IFB Ser. 3065, Class DC, 19.17s, 2035	706,528	898,506
IFB Ser. 3105, Class SI, IO, 19.03s, 2036	80,607	39,102
IFB Ser. 3031, Class BS, 16.15s, 2035	215,041	262,323
IFB Ser. 3489, Class SD, IO, 7.57s, 2032	159,960	27,168
IFB Ser. 3184, Class SP, IO, 7.12s, 2033	222,186	22,669
IFB Ser. 3110, Class SP, IO, 7.07s, 2035	384,665	67,070
IFB Ser. 3156, Class PS, IO, 7.02s, 2036	240,293	40,912
IFB Ser. 3149, Class LS, IO, 6.97s, 2036	550,228	98,881
IFB Ser. 3119, Class PI, IO, 6.97s, 2036	184,568	33,076
IFB Ser. 2882, Class NS, IO, 6.97s, 2034	195,318	27,102
IFB Ser. 3149, Class SE, IO, 6.92s, 2036	184,186	32,835
IFB Ser. 3151, Class SI, IO, 6.92s, 2036	1,773,521	310,049
IFB Ser. 3157, Class SA, IO, 6.92s, 2036	485,325	86,024
IFB Ser. 2752, Class XS, IO, 6.92s, 2030	2,572,396	259,786
IFB Ser. 3203, Class SH, IO, 6.91s, 2036	130,334	16,241
IFB Ser. 2835, Class AI, IO, 6.87s, 2034	102,897	17,326
IFB Ser. 2594, Class SE, IO, 6.82s, 2030	196,263	19,000
IFB Ser. 2828, Class TI, IO, 6.82s, 2030	126,488	16,630
IFB Ser. 3410, Class SD, IO, 6.77s, 2038	1,045,170	148,937
IFB Ser. 3249, Class SI, IO, 6.52s, 2036	74,520	10,514
IFB Ser. 3028, Class ES, IO, 6.52s, 2035	687,286	96,823
IFB Ser. 3042, Class SP, IO, 6.52s, 2035	152,567	21,949
IFB Ser. 3316, Class SA, IO, 6 1/2s, 2037	209,435	28,785
IFB Ser. 2981, Class AS, IO, 6.49s, 2035	165,854	22,321
IFB Ser. 3287, Class SE, IO, 6.47s, 2037 (F)	415,720	62,291
IFB Ser. 3122, Class DS, IO, 6.47s, 2036	179,974	21,696
IFB Ser. 3123, Class LI, IO, 6.47s, 2036	238,585	37,921
IFB Ser. 3001, Class IH, IO, 6.47s, 2035	118,081	17,843
IFB Ser. 2935, Class SX, IO, 6.47s, 2035	1,770,259	205,244
IFB Ser. 2950, Class SM, IO, 6.47s, 2016	77,647	9,826
IFB Ser. 3256, Class S, IO, 6.46s, 2036	239,687	32,404
IFB Ser. 3031, Class BI, IO, 6.46s, 2035	150,340	25,360
IFB Ser. 3249, Class SM, IO, 6.42s, 2036	232,682	34,181
IFB Ser. 3240, Class SM, IO, 6.42s, 2036	228,381	31,551
IFB Ser. 3147, Class SD, IO, 6.42s, 2036	491,434	61,555
IFB Ser. 3067, Class SI, IO, 6.42s, 2035	727,550	112,574
IFB Ser. 3128, Class JI, IO, 6.4s, 2036	247,201	34,094
IFB Ser. 3240, Class S, IO, 6.39s, 2036	457,786	65,257
IFB Ser. 3065, Class DI, IO, 6.39s, 2035	112,538	17,109
IFB Ser. 3210, Class SA, IO, 6.37s, 2036	2,317,463	274,364
IFB Ser. 3145, Class GI, IO, 6.37s, 2036	214,443	30,732
IFB Ser. 3114, Class GI, IO, 6.37s, 2036	157,363	22,993
IFB Ser. 3114, Class IP, IO, 6.37s, 2036	382,268	53,250
IFB Ser. 3510, Class IB, IO, 6.37s, 2036	261,681	42,696
IFB Ser. 3206, Class ES, IO, 6.32s, 2036	1,024,839	121,833
IFB Ser. 3485, Class SI, IO, 6.32s, 2036	299,106	45,557
IFB Ser. 3153, Class QI, IO, 6.32s, 2036	780,983	124,840
IFB Ser. 3171, Class PS, IO, 6.255s, 2036	235,611	29,425
IFB Ser. 3171, Class ST, IO, 6.255s, 2036	409,579	51,976
IFB Ser. 3510, Class CI, IO, 6 1/4s, 2037	590,945	80,829
IFB Ser. 3152, Class SY, IO, 6 1/4s, 2036	244,682	36,507
IFB Ser. 3510, Class DI, IO, 6 1/4s, 2035	424,610	60,367
IFB Ser. 3181, Class PS, IO, 6.24s, 2036	158,540	22,663
IFB Ser. 3284, Class LI, IO, 6.21s, 2037	254,438	34,695
IFB Ser. 3281, Class AI, IO, 6.2s, 2037	303,764	41,385
IFB Ser. 3012, Class UI, IO, 6.19s, 2035	253,859	34,589
IFB Ser. 3311, Class IA, IO, 6.18s, 2037	255,942	34,739
IFB Ser. 3311, Class IB, IO, 6.18s, 2037	255,942	34,739
IFB Ser. 3311, Class IC, IO, 6.18s, 2037	255,942	34,739
IFB Ser. 3311, Class ID, IO, 6.18s, 2037	255,942	34,739
IFB Ser. 3311, Class IE, IO, 6.18s, 2037	364,380	49,457
IFB Ser. 3510, Class AS, IO, 6.18s, 2037	342,866	49,122
IFB Ser. 3265, Class SC, IO, 6.18s, 2037	201,360	26,231
IFB Ser. 3240, Class GS, IO, 6.15s, 2036	291,313	38,774
IFB Ser. 3598, Class SA, IO, 6.12s, 2039	519,238	69,630
IFB Ser. 3621, Class CS, IO, 6.12s, 2037	460,947	50,332
IFB Ser. 3257, Class SI, IO, 6.09s, 2036	133,976	16,123
IFB Ser. 3242, Class SD, IO, 6.06s, 2036	4,464,274	515,713
IFB Ser. 3225, Class EY, IO, 6.06s, 2036	900,097	114,357
IFB Ser. 3225, Class JY, IO, 6.06s, 2036	578,180	76,048
IFB Ser. 3502, Class DS, IO, 5.92s, 2039	178,096	20,180
IFB Ser. 3339, Class TI, IO, 5.91s, 2037	276,835	34,480
IFB Ser. 3284, Class CI, IO, 5.89s, 2037	451,239	56,545
IFB Ser. 3476, Class S, IO, 5.87s, 2038	5,561,221	519,029
IFB Ser. 3012, Class IG, IO, 5.85s, 2035	988,121	115,660
IFB Ser. 3309, Class SG, IO, 5.84s, 2037	315,176	35,205
IFB Ser. 2965, Class SA, IO, 5.82s, 2032	170,808	21,093
IFB Ser. 3510, Class BI, IO, 5.8s, 2037	438,704	56,128
IFB Ser. 3423, Class SG, IO, 5.42s, 2038	1,941,332	165,091
IFB Ser. 3607, Class SA, IO, 5.021s, 2036	1,332,000	184,122
Ser. 3327, Class IF, IO, zero %, 2037	62,519	1,830
Ser. 3439, Class AO, PO, zero %, 2037	42,638	32,127
Ser. 3300, PO, zero %, 2037	57,582	48,133

Ser. 3607, Class AO, PO, zero %, 2036	381,000	226,954
Ser. 3046, PO, zero %, 2035	38,542	34,273
Ser. 3008, PO, zero %, 2034	28,658	25,277
Ser. 2684, Class TO, PO, zero %, 2033	101,000	58,686
Ser. 2684, PO, zero %, 2033	107,000	88,006
Ser. 2587, Class CO, PO, zero %, 2032	49,745	46,433
FRB Ser. 3349, Class DO, zero %, 2037	33,097	32,580
FRB Ser. 3274, Class TX, zero %, 2037	86,610	79,086
FRB Ser. 3326, Class YF, zero %, 2037	15,889	15,365
FRB Ser. 3261, Class KF, zero %, 2037	64,419	63,131
FRB Ser. 3238, Class LK, zero %, 2036	155,543	148,009
FRB Ser. 3231, Class X, zero %, 2036	8,452	8,349
FRB Ser. 3129, Class TF, zero %, 2036	87,957	80,976
FRB Ser. 3047, Class BD, zero %, 2035	29,203	23,292
FRB Ser. 3326, Class WF, zero %, 2035	84,517	78,940
FRB Ser. 3030, Class CF, zero %, 2035	49,952	34,369
FRB Ser. 3251, Class TP, zero %, 2035	27,937	23,273
FRB Ser. 2963, Class TW, zero %, 2035	8,170	7,984
FRB Ser. 3069, Class KF, zero %, 2034	15,305	13,927
FRB Ser. 3006, Class TE, zero %, 2034	11,443	11,197
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.76s, 2032	1,946,000	343,741
IFB Ser. 08-47, Class S, IO, 7.47s, 2038	195,901	25,918
IFB Ser. 09-79, Class AI, IO, 7.16s, 2039	3,875,717	459,621
IFB Ser. 04-26, Class IS, IO, 6.97s, 2034	34,681	2,609
IFB Ser. 05-68, Class SN, IO, 6.97s, 2034	68,979	8,671
IFB Ser. 06-16, Class GS, IO, 6 3/4s, 2036	41,959	5,521
IFB Ser. 10-14, Class SD, IO, 6.74s, 2036	1,816,974	166,562
IFB Ser. 04-5, Class PS, IO, 6.71s, 2033	221,000	35,614
IFB Ser. 09-106, Class XN, IO, 6.66s, 2035	749,618	45,809
IFB Ser. 06-47, Class SA, 6.57s, 2036	1,552,965	213,301
IFB Ser. 07-22, Class S, IO, 6.56s, 2037	162,962	18,113
IFB Ser. 10-14, Class SB, IO, 6.56s, 2035	805,717	113,598
IFB Ser. 05-3, Class SC, IO, 6.52s, 2035	931,181	134,245
IFB Ser. 09-61, Class ES, IO, 6.51s, 2039	7,751,033	801,999
IFB Ser. 09-106, Class XL, IO, 6.51s, 2037	183,915	21,134
IFB Ser. 04-104, Class IS, IO, 6.51s, 2034	61,599	7,636
IFB Ser. 07-53, Class SY, IO, 6.495s, 2037	160,524	16,962
IFB Ser. 07-41, Class SL, IO, 6.46s, 2037	320,133	35,980
IFB Ser. 07-37, Class SU, IO, 6.46s, 2037	91,052	12,247
IFB Ser. 07-37, Class YS, IO, 6.44s, 2037	70,532	8,979
IFB Ser. 07-59, Class PS, IO, 6.43s, 2037	116,426	10,399
IFB Ser. 07-68, Class PI, IO, 6.41s, 2037	57,449	4,959
IFB Ser. 07-16, Class KU, IO, 6.41s, 2037	1,487,264	196,304
IFB Ser. 07-16, Class PU, IO, 6.41s, 2037	1,187,316	152,451
IFB Ser. 06-38, Class SG, IO, 6.41s, 2033	2,132,257	180,709
IFB Ser. 10-14, Class SE, IO, 6.4s, 2033	1,096,003	105,435
IFB Ser. 09-106, Class LP, IO, 6.37s, 2036	266,697	31,630
IFB Ser. 09-106, Class CM, IO, 6.37s, 2034	12,447,856	1,625,441
IFB Ser. 08-6, Class TI, IO, 6.37s, 2032	122,770	12,127
IFB Ser. 09-87, Class SK, IO, 6.36s, 2032	208,395	22,482
IFB Ser. 06-34, Class PS, IO, 6.35s, 2036	1,054,367	123,129
IFB Ser. 07-17, Class AI, IO, 6.32s, 2037	604,082	83,738
IFB Ser. 06-26, Class S, IO, 6.26s, 2036	323,934	33,166
IFB Ser. 10-14, Class KS, IO, 6.22s, 2040	2,525,367	340,066
IFB Ser. 09-35, Class SP, IO, 6.17s, 2037	784,620	97,960
IFB Ser. 05-71, Class SA, IO, 6.13s, 2035	59,128	8,028
IFB Ser. 05-65, Class SI, IO, 6.11s, 2035	962,901	110,271
IFB Ser. 06-16, Class SX, IO, 6.05s, 2036	102,491	11,750
IFB Ser. 08-47, IO, 6.02s, 2037	1,253,834	155,651
IFB Ser. 07-17, Class IC, IO, 6.02s, 2037	129,445	17,505
IFB Ser. 07-17, Class IB, IO, 6.01s, 2037	114,558	15,035
IFB Ser. 09-106, Class SD, IO, 6.01s, 2036	845,596	94,876
IFB Ser. 07-25, Class KS, IO, 5.97s, 2037	79,741	7,483
IFB Ser. 07-7, Class JI, IO, 5.96s, 2037	344,440	38,130
IFB Ser. 07-31, Class AI, IO, 5.95s, 2037	191,202	23,944
IFB Ser. 08-57, Class BI, IO, 5.93s, 2038	756,087	70,482
IFB Ser. 07-43, Class SC, IO, 5.87s, 2037	158,214	18,141
IFB Ser. 09-106, Class SL, IO, 5.86s, 2036	455,874	52,202
IFB Ser. 04-83, Class CS, IO, 5.84s, 2034	146,446	17,197
IFB Ser. 09-106, Class ST, IO, 5.76s, 2038	497,983	53,264
IFB Ser. 04-41, Class SG, IO, 5.76s, 2034	122,131	6,374
IFB Ser. 10-14, Class SC, IO, 4.571s, 2035	2,940,987	369,741
IFB Ser. 09-87, Class WT, IO, 0.186s, 2035	1,862,728	7,078
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	991,353	3,678
Ser. 06-36, Class OD, PO, zero %, 2036	20,999	18,431
FRB Ser. 07-35, Class UF, zero %, 2037	19,725	19,325
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	62,137	57,321
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	213,654	196,595
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	164,296	149,585
FRB Ser. 05-RP2, Class 1AF, 0.596s, 2035 (F)	2,259,637	1,852,891
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.984s, 2035	572,851	70,894
Ser. 05-RP2, Class 1AS, IO, 5.652s, 2035	2,259,225	269,679
Ser. 06-RP2, Class 1AS1, IO, 5.564s, 2036	3,041,012	341,226
FRB Ser. 06-RP2, Class 1AF1, 0.646s, 2036 (F)	2,229,113	1,816,701
FRB Ser. 05-RP1, Class 1AF, 0.596s, 2035 (F)	352,172	287,015
MASTR Reperforming Loan Trust 144A FRB Ser. 05-2,
Class 1A1F, 0.596s, 2035 (F)	47,244	38,503
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034 (F)	133,260	119,997
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2037	4,035,164	141,147
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.398s, 2037	742,236	75,285

Total mortgage-backed securities (cost $29,415,408)		$36,929,842

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	$7,577,500	$112,526
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	7,577,500	61,150
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	6,218,200	91,470
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	4,842,700	137,000
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	4,842,700	90,510
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	6,218,200	80,028
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	3,680,500	96,871
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	3,680,500	75,413
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	2,453,700	67,673
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	2,453,700	47,185
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	2,920,300	37,555
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	2,920,300	36,416
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	2,920,300	35,190
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	2,920,300	33,729
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	11,681,200	135,268
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	11,681,200	119,031
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	10,145,000	330,930
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	10,145,000	327,888

Total purchased options outstanding (cost $2,385,136)			$1,915,833

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
		Principal amount	Value

U.S. Treasury Inflation Protected Notes, 1.875s,
July 15, 2015		$125,856	$133,603

Total U.S. treasury obligations (cost $133,603)			$133,603

SHORT-TERM INVESTMENTS (25.9%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		18,262,606	$18,262,606
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010 (SEGSF)		$5,000,000	4,993,645
Fannie Mae Discount Notes, for an effective yield
of 0.18%, June 23, 2010 (SEGSF)		3,000,000	2,998,755
Freddie Mac Discount Notes, for an effective yield
of 0.14%, April 19, 2010 (SEGSF)		10,000,000	9,999,300
U.S. Treasury Bills, for an effective yield of 0.33%,
November 18, 2010 (SEG)		945,000	942,593
U.S. Treasury Cash Management Bills, for effective

yields ranging from 0.24% to 0.25%, July 15, 2010
(SEG) (SEGSF)	3,020,000	3,016,965

Total short-term investments (cost $40,215,127)		$40,213,864

TOTAL INVESTMENTS

Total investments (cost $203,676,880) (b)		$211,925,524

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	332	$38,553,500	Jun-10	$135,823
U.S. Ultra Treasury Bond 30 yr (Long)	27	3,239,156	Jun-10	(58,176)
U.S. Treasury Note 2 yr (Short)	73	15,837,578	Jun-10	(13,716)
U.S. Treasury Note 5 yr (Long)	12	1,378,125	Jun-10	(596)
U.S. Treasury Note 10 yr (Long)	68	7,905,000	Jun-10	19,250

Total				$82,585

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $12,294,641) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	$4,214,000	Aug-11/4.765	$136,660
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	4,214,000	Aug-11/4.765	223,679
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	122,070
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	180,366
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,542,000	Aug-11/4.475	180,635
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,542,000	Aug-11/4.475	194,261
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	199,666
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	215,874
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	2,023,100	Sep-10/4.02	44,002
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,515,500	Feb-15/5.36	91,400
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,515,500	Feb-15/5.36	95,961
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	6,218,200	Mar-11/4.7375	128,530
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	2,023,100	Sep-10/4.02	53,288
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	10,036,000	Aug-11/4.49	405,755
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	255,028
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	10,036,000	Aug-11/4.49	421,813
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,031,000	Jul-11/4.5475	114,420
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,031,000	Jul-11/4.5475	131,242
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	234,903
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	273,427
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	306,491
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	510,107
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	210,998
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	221,721
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	6,218,200	Mar-11/4.665	139,163
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	249,252
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	255,134
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	264,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	10,145,000	Jun-10/5.235	913
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	6,668,400	Oct-10/4.02	146,838

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	6,668,400	Oct-10/4.02	190,583
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	10,145,000	Jun-10/5.23	812
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	28,847,000	Jan-12/5.32	2,250,311
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	764,108

Total			$9,214,370

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $19,226,953) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$9,000,000	5/13/10	$9,595,195
FNMA, 6s, April 1, 2040	9,000,000	4/13/10	9,558,281

Total			$19,153,476

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$51,691,600		$23,510	3/11/25	4.23%	3 month USD-LIBOR-BBA	$(10,139)

	34,208,500		(97,452)	3/25/20	3 month USD-LIBOR-BBA	3.69%	(411,490)

	15,501,200		(8,320)	3/25/30	4.3%	3 month USD-LIBOR-BBA	200,457

	38,041,500		(27,423)	2/18/15	2.67%	3 month USD-LIBOR-BBA	(129,660)

	20,931,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,041,545)

Barclays Bank PLC
	3,855,300	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	21,705

	11,555,400		--	3/22/12	1.1175%	3 month USD-LIBOR-BBA	4,228

	1,059,400		--	3/31/12	3 month USD-LIBOR-BBA	1.2%	853

Credit Suisse International
	11,637,200		(65,781)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(264,619)

	117,993,000		(903)	3/19/11	0.5%	3 month USD-LIBOR-BBA	16,740

	28,864,200		(3,966)	3/19/12	1.09%	3 month USD-LIBOR-BBA	16,899

	24,761,500		--	3/22/12	1.1075%	3 month USD-LIBOR-BBA	13,827

	58,351,000		41,093	12/18/11	1.23%	3 month USD-LIBOR-BBA	(409,243)

Deutsche Bank AG
	45,122,200		(31,974)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(28,508)

	28,017,300		(17,203)	3/16/15	2.66%	3 month USD-LIBOR-BBA	5,098

	90,000,000		--	3/16/16	3 month USD-LIBOR-BBA	2.85%	(821,413)

	5,642,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(152,148)

Goldman Sachs International
	5,910,000		--	3/30/12	3 month USD-LIBOR-BBA	1.225%	7,612

	1,446,000		--	3/30/40	4.5375%	3 month USD-LIBOR-BBA	(8,040)

	106,452,000		230,654	1/14/14	2.41%	3 month USD-LIBOR-BBA	(1,093,324)

JPMorgan Chase Bank, N.A.
	3,855,300	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	44,259

	48,464,900		113,785	3/22/20	3 month USD-LIBOR-BBA	3.68%	(354,642)

	7,532,700		--	4/6/20	3.82%	3 month USD-LIBOR-BBA	--

	13,758,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	209,885

	5,035,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	82,654

	53,502,200		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(413,412)

	2,947,200		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(26,105)

Total							$(5,540,071)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$44,316	$46	1/12/40	(4.00%)1 month	Synthetic TRS	$(629)
				USD-LIBOR	Index 4.00% 30
					year Fannie Mae
					pools

	88,090	(109)	1/12/40	4.50% (1 month	Synthetic TRS	1,313
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	43,253	337	1/12/40	(5.00%)1 month	Synthetic TRS	(843)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

Deutsche Bank AG
	44,316	9	1/12/40	4.00% (1 month	Synthetic TRS	689
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

	88,090	54	1/12/40	(4.50%)1 month	Synthetic TRS	(1,379)
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	43,253	(175)	1/12/40	5.00% (1 month	Synthetic TRS	1,011
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Total						$162

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $155,033,226.

(b) The aggregate identified cost on a tax basis is $204,242,918, resulting in gross unrealized appreciation and depreciation of $9,107,748 and $1,425,142, respectively, or net unrealized appreciation of $7,682,606.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $9,627 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,995,628 and $16,524,680, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

At March 31, 2010, liquid assets totaling $125,319,271 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $83,700,000 on purchased options contracts for the six months ended March 31, 2010. Outstanding contracts on written options contracts and futures contracts at the six months ended March 31, 2010 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $300,000 on total return swap contracts for the six months ended March 31, 2010.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the six months ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $13,100,456 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $13,694,460.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $251,354 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$36,856,788	$73,054

Purchased options outstanding	--	1,915,833	--

U.S. Government and agency mortgage obligations	--	101,514,256	--

U.S. Treasury Obligations	--	31,351,729	--

Short-term investments	18,262,606	21,951,258	--

Totals by level	$18,262,606	$193,589,864	$73,054

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$82,585	$--	$--

Written options	--	(9,214,370)	--

TBA sale commitments	--	(19,153,476)	--

Receivable purchase agreement	--		(64,375)

Interest rate swap contracts	--	(5,696,091)	--
Total return swap contracts	--	--	--

Totals by level	$82,585	$(34,063,937)	$(64,375)

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$2,732,269	$15,644,312

Total	$2,732,269	$15,644,312

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Advertising and marketing services (0.5%)
inVentiv Health, Inc. (NON)	3,900	$87,594
ValueClick, Inc. (NON)	5,900	59,826
		147,420

Aerospace and defense (0.6%)
Alliant Techsystems, Inc. (NON)	969	78,780
Teledyne Technologies, Inc. (NON)	2,725	112,461
		191,241

Airlines (0.2%)
Republic Airways Holdings, Inc. (NON)	12,400	73,408
		73,408

Automotive (1.7%)
BorgWarner, Inc. (NON)	2,200	83,996
Harley-Davidson, Inc.	4,400	123,508
Oshkosh Corp. (NON)	6,900	278,346
		485,850

Banking (5.1%)
Bancorp, Inc. (NON)	9,300	82,770
Brookline Bancorp, Inc.	2,352	25,025
City Holding Co.	825	28,289
City National Corp.	2,300	124,131
Commerce Bancshares, Inc.	677	27,852
Cullen/Frost Bankers, Inc.	700	39,060
First Citizens BancShares, Inc. Class A	552	109,716
IBERIABANK Corp.	1,400	84,014
International Bancshares Corp.	2,100	48,279
NBH Holdings Co., Inc. 144A Class A (NON)	6,250	125,000
OmniAmerican Bancorp, Inc. (NON)	4,700	54,191
PacWest Bancorp	2,513	57,347
Popular, Inc. (Puerto Rico) (NON)	16,500	48,015
Provident New York Bancorp	13,139	124,558
Seacoast Banking Corp. of Florida	17,685	30,241
Smithtown Bancorp, Inc.	2,223	9,181
SVB Financial Group (NON)	4,296	200,451
Union First Market Bankshares Corp.	2,064	31,166
Webster Financial Corp.	4,987	87,223
Whitney Holding Corp.	6,478	89,332
Wilmington Trust Corp.	4,469	74,051
		1,499,892

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	3,661	82,519
		82,519

Broadcasting (0.1%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	4,000	42,440
		42,440

Building materials (0.4%)
AAON, Inc.	2,278	51,528
Apogee Enterprises, Inc.	3,838	60,679
		112,207

Chemicals (4.0%)
American Vanguard Corp.	1,600	13,040
Ashland, Inc.	1,800	94,986
CF Industries Holdings, Inc.	300	27,354
Compass Minerals International, Inc.	1,200	96,276
Cytec Industries, Inc.	1,900	88,806
Eastman Chemical Co.	1,689	107,556
FMC Corp.	1,516	91,779
Innophos Holdings, Inc.	3,400	94,860
International Flavors & Fragrances, Inc.	1,700	81,039
Lubrizol Corp. (The)	1,195	109,605
Methanex Corp. (Canada)	4,300	104,533
Olin Corp.	3,841	75,360
OM Group, Inc. (NON)	1,900	64,372
Valspar Corp.	4,400	129,712
		1,179,278

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON) (S)	1,900	121,581
Bowne & Co., Inc.	3,049	34,027
Brink's Home Security Holdings, Inc. (NON)	700	29,785
Deluxe Corp.	3,383	65,698

Dun & Bradstreet Corp. (The)	1,200	89,304
Global Cash Access, Inc. (NON)	2,900	23,693
Pre-Paid Legal Services, Inc. (NON)	403	15,254
Sotheby's Holdings, Inc. Class A	1,600	49,744
		429,086

Communications equipment (1.5%)
F5 Networks, Inc. (NON)	3,600	221,436
Netgear, Inc. (NON)	4,100	107,010
Syniverse Holdings, Inc. (NON)	5,400	105,138
		433,584

Computers (4.0%)
ANSYS, Inc. (NON)	4,100	176,874
Blackbaud, Inc.	4,800	120,912
Brocade Communications Systems, Inc. (NON)	19,400	110,774
Cogent, Inc. (NON)	2,100	21,420
Emulex Corp. (NON)	18,100	240,368
Logitech International SA (Switzerland) (NON)	8,100	132,354
Logitech International SA (Switzerland) (NON) (S)	1,155	19,018
Polycom, Inc. (NON)	2,800	85,624
Quest Software, Inc. (NON)	4,600	81,834
Satyam Computer Services., Ltd. ADR (India) (NON)	19,000	99,180
Silicon Graphics International Corp. (NON)	8,300	88,727
		1,177,085

Conglomerates (0.9%)
AMETEK, Inc.	3,993	165,550
Harsco Corp.	2,800	89,432
		254,982

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	5,435	126,418
Tutor Perini Corp. (NON)	6,857	149,140
		275,558

Consumer (0.8%)
CSS Industries, Inc.	2,200	44,220
Helen of Troy, Ltd. (Bermuda) (NON)	6,639	173,012
Hooker Furniture Corp.	2,000	32,160
		249,392

Consumer goods (0.8%)
Blyth, Inc.	1,005	31,406
Church & Dwight Co., Inc.	1,577	105,580
Weight Watchers International, Inc.	3,800	97,014
		234,000

Consumer services (1.1%)
Brink's Co. (The)	2,300	64,929
TrueBlue, Inc. (NON)	16,554	256,587
		321,516

Electric utilities (2.8%)
Alliant Energy Corp.	2,400	79,824
Black Hills Corp.	3,100	94,085
El Paso Electric Co. (NON)	5,500	113,300
Integrys Energy Group, Inc.	1,400	66,332
NSTAR	2,400	85,008
Pepco Holdings, Inc.	5,200	89,180
Pinnacle West Capital Corp.	2,700	101,871
PNM Resources, Inc.	6,300	78,939
Westar Energy, Inc.	4,600	102,580
		811,119

Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,611	182,103
		182,103

Electronics (2.6%)
International Rectifier Corp. (NON)	5,600	128,240
Intersil Corp. Class A	7,700	113,652
Omnivision Technologies, Inc. (NON)	7,300	125,414
QLogic Corp. (NON)	7,000	142,100
Silicon Laboratories, Inc. (NON)	1,800	85,806
Synopsys, Inc. (NON)	5,457	122,073
Zoran Corp. (NON)	4,700	50,572
		767,857

Energy (oil field) (2.1%)
Basic Energy Services, Inc. (NON)	5,500	42,405
Cal Dive International, Inc. (NON)	3,900	28,587
CARBO Ceramics, Inc.	800	49,872
Complete Production Services, Inc. (NON)	6,800	78,540
Core Laboratories NV (Netherlands)	200	26,160
Helix Energy Solutions Group, Inc. (NON)	5,800	75,574
Hercules Offshore, Inc. (NON)	15,700	67,667

ION Geophysical Corp. (NON)	6,000	29,520
Key Energy Services, Inc. (NON)	8,200	78,310
Rowan Cos., Inc. (NON)	1,400	40,754
Superior Energy Services (NON)	2,400	50,448
Tidewater, Inc.	1,100	51,997
		619,834

Energy (other) (0.3%)
Headwaters, Inc. (NON)	19,115	87,738
		87,738

Financial (0.5%)
Broadridge Financial Solutions, Inc.	3,100	66,278
MGIC Investment Corp. (NON) (S)	6,934	76,066
		142,344

Forest products and packaging (0.8%)
Packaging Corp. of America	2,612	64,281
Sealed Air Corp.	5,200	109,616
Sonoco Products Co.	2,300	70,817
		244,714

Health-care services (6.0%)
Amedisys, Inc. (NON) (S)	1,500	82,830
AMERIGROUP Corp. (NON)	5,462	181,557
AMN Healthcare Services, Inc. (NON)	7,400	65,120
Centene Corp. (NON)	2,800	67,312
Coventry Health Care, Inc. (NON)	3,300	81,576
Cross Country Healthcare, Inc. (NON)	5,300	53,583
Gentiva Health Services, Inc. (NON)	4,000	113,120
Health Net, Inc. (NON)	4,200	104,454
Kindred Healthcare, Inc. (NON)	4,600	83,030
LifePoint Hospitals, Inc. (NON)	2,400	88,272
Lincare Holdings, Inc. (NON)	7,536	338,216
Medcath Corp. (NON)	4,204	44,016
Molina Healthcare, Inc. (NON)	4,200	105,714
Omnicare, Inc.	3,500	99,015
Parexel International Corp. (NON)	6,100	142,191
Res-Care, Inc. (NON)	8,900	106,711
		1,756,717

Homebuilding (0.3%)
NVR, Inc. (NON)	125	90,813
		90,813

Household furniture and appliances (0.8%)
American Woodmark Corp.	1,385	26,855
Whirlpool Corp.	2,500	218,125
		244,980

Insurance (5.1%)
American Financial Group, Inc.	2,505	71,267
American Physicians Capital, Inc.	788	25,177
Amerisafe, Inc. (NON)	1,482	24,260
Aspen Insurance Holdings, Ltd. (Bermuda)	2,371	68,380
CNA Surety Corp. (NON)	4,101	72,957
Delphi Financial Group Class A	3,677	92,513
Endurance Specialty Holdings, Ltd. (Bermuda)	2,527	93,878
Hanover Insurance Group, Inc. (The)	2,127	92,758
Harleysville Group, Inc.	1,017	34,334
HCC Insurance Holdings, Inc.	3,053	84,263
RenaissanceRe Holdings, Ltd.	1,400	79,464
Safety Insurance Group, Inc.	2,821	106,267
SeaBright Insurance Holdings, Inc. (NON)	3,789	41,717
Selective Insurance Group	6,214	103,152
Stancorp Financial Group	2,891	137,698
Universal American Financial Corp. (NON)	7,600	117,040
Validus Holdings, Ltd. (Bermuda)	2,269	62,466
W.R. Berkley Corp.	3,375	88,054
Zenith National Insurance Corp.	2,696	103,311
		1,498,956

Investment banking/Brokerage (4.9%)
Affiliated Managers Group (NON)	828	65,412
Bond Street Holdings, LLC Class A (F)(NON)	3,695	75,748
Calamos Asset Management, Inc. Class A	2,200	31,548
Eaton Vance Corp.	2,154	72,245
FBR Capital Markets Corp. (NON)	4,700	21,385
Federated Investors, Inc.	7,600	200,488
Jefferies Group, Inc.	3,000	71,010
Legg Mason, Inc.	2,700	77,409
optionsXpress Holdings, Inc. (NON)	7,100	115,659
SEI Investments Co.	10,100	221,897
TradeStation Group, Inc. (NON) (S)	42,900	300,729
Waddell & Reed Financial, Inc. Class A	5,489	197,824
		1,451,354

Leisure (0.4%)
Polaris Industries, Inc.	2,200	112,552

		112,552

Machinery (2.2%)
AGCO Corp. (NON)	1,830	65,642
Applied Industrial Technologies, Inc.	7,018	174,397
Gardner Denver, Inc.	1,767	77,819
Kennametal, Inc.	4,200	118,104
Manitowoc Co., Inc. (The)	13,865	180,245
Regal-Beloit Corp.	645	38,319
		654,526

Manufacturing (2.4%)
Actuant Corp. Class A	24,000	469,200
EnPro Industries, Inc. (NON)	3,450	100,326
LSB Industries, Inc. (NON)	2,900	44,196
Roper Industries, Inc.	1,576	91,156
		704,878

Medical technology (1.5%)
Conmed Corp. (NON)	5,400	128,574
Hill-Rom Holdings, Inc.	4,800	130,608
Invacare Corp.	2,600	69,004
Kinetic Concepts, Inc. (NON)	1,400	66,934
SurModics, Inc. (NON)	2,400	50,256
		445,376

Metals (1.9%)
Carpenter Technology Corp.	1,700	62,220
Century Aluminum Co. (NON)	5,120	70,451
Cliffs Natural Resources, Inc.	300	21,285
Coeur d'Alene Mines Corp. (NON)	4,400	65,912
Commercial Metals Co.	3,900	58,734
Reliance Steel & Aluminum Co.	2,609	128,441
Schnitzer Steel Industries, Inc. Class A	1,100	57,783
United States Steel Corp.	1,400	88,928
		553,754

Natural gas utilities (0.6%)
NiSource, Inc.	5,600	88,480
Southwest Gas Corp.	3,100	92,752
		181,232

Office equipment and supplies (0.4%)
Ennis Inc.	4,156	67,618
Steelcase, Inc.	5,963	38,581
		106,199

Oil and gas (3.8%)
Berry Petroleum Co. Class A	2,461	69,302
Cabot Oil & Gas Corp. Class A	2,900	106,720
Clayton Williams Energy, Inc. (NON)	1,400	48,972
Comstock Resources, Inc. (NON)	2,200	69,960
Contango Oil & Gas Co. (NON)	1,300	66,495
Oil States International, Inc. (NON)	2,000	90,680
Patterson-UTI Energy, Inc.	4,700	65,659
Penn Virginia Corp.	2,900	71,050
Petroleum Development Corp. (NON)	3,074	71,225
St. Mary Land & Exploration Co.	1,500	52,215
Swift Energy Co. (NON)	3,400	104,516
Unit Corp. (NON)	2,200	93,016
Vaalco Energy, Inc. (NON)	4,100	20,254
W&T Offshore, Inc.	6,300	52,920
Whiting Petroleum Corp. (NON)	1,543	124,736
		1,107,720

Pharmaceuticals (4.3%)
Biovail Corp. (Canada)	13,000	218,010
Endo Pharmaceuticals Holdings, Inc. (NON)	4,549	107,766
King Pharmaceuticals, Inc. (NON)	28,643	336,842
Medicis Pharmaceutical Corp. Class A	8,027	201,959
Par Pharmaceutical Cos., Inc. (NON)	4,500	111,600
Watson Pharmaceuticals, Inc. (NON)	6,724	280,861
		1,257,038

Power producers (0.2%)
Mirant Corp. (NON)	4,700	51,042
		51,042

Publishing (0.5%)
Gannett Co., Inc.	8,100	133,812
		133,812

Railroads (0.4%)
GATX Corp.	4,115	117,895
		117,895

Real estate (5.2%)
DiamondRock Hospitality Co. (R)	9,719	98,259
Entertainment Properties Trust (R)	894	36,770
Hospitality Properties Trust (R)	8,470	202,857
Kimco Realty Corp. (R)	3,200	50,048
LaSalle Hotel Properties (R)	6,900	160,770
LTC Properties, Inc. (R)	3,416	92,437
Macerich Co. (The) (R)	1,924	73,708
National Health Investors, Inc. (R)	6,214	240,855
National Retail Properties, Inc. (R)	8,699	198,598
Nationwide Health Properties, Inc. (R)	2,377	83,552
Omega Healthcare Investors, Inc. (R)	6,963	135,709
Taubman Centers, Inc. (R)	4,000	159,680
		1,533,243

Restaurants (0.6%)
Red Robin Gourmet Burgers, Inc. (NON)	5,300	129,532
Sonic Corp. (NON)	4,300	47,515
		177,047

Retail (6.6%)
Abercrombie & Fitch Co. Class A	3,500	159,740
Aeropostale, Inc. (NON)	3,900	112,437
AnnTaylor Stores Corp. (NON)	13,825	286,178
Books-A-Million, Inc.	9,018	65,290
Brown Shoe Co., Inc.	3,297	51,038
Buckle, Inc. (The) (S)	1,987	73,042
Cabela's, Inc. (NON) (S)	8,900	155,661
Cato Corp. (The) Class A	1,598	34,261
Dollar Tree, Inc. (NON)	2,190	129,692
Jos. A. Bank Clothiers, Inc. (NON)	1,385	75,690
Kenneth Cole Productions, Inc. Class A (NON)	4,700	60,207
Nash Finch Co.	2,873	96,676
Regis Corp.	1,600	29,888
Saks, Inc. (NON) (S)	13,778	118,491
Systemax, Inc. (S)	7,717	167,768
Timberland Co. (The) Class A (NON)	9,300	198,462
Toro Co. (The)	1,309	64,364
Wolverine World Wide, Inc.	2,103	61,323
		1,940,208

Schools (0.6%)
Career Education Corp. (NON)	5,177	163,800
		163,800

Semiconductor (1.8%)
Hittite Microwave Corp. (NON)	1,300	57,161
KLA-Tencor Corp.	2,100	64,932
Lam Research Corp. (NON)	1,900	70,908
MKS Instruments, Inc. (NON)	4,000	78,360
Novellus Systems, Inc. (NON)	3,380	84,500
Tessera Technologies, Inc. (NON)	3,600	73,008
Verigy, Ltd. (Singapore) (NON)	9,400	105,092
		533,961

Shipping (1.0%)
Arkansas Best Corp.	4,434	132,488
Con-way, Inc.	1,200	42,144
Overseas Shipholding Group	900	35,307
Ship Finance International, Ltd. (Bermuda)	4,824	85,674
		295,613

Software (3.5%)
Akamai Technologies, Inc. (NON)	6,700	210,447
Autodesk, Inc. (NON)	4,200	123,564
Citrix Systems, Inc. (NON)	2,936	139,372
MicroStrategy, Inc. (NON)	1,600	136,112
Omnicell, Inc. (NON)	3,200	44,896
Red Hat, Inc. (NON)	2,300	67,321
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	1,100	47,949
THQ, Inc. (NON)	4,000	28,040
TIBCO Software, Inc. (NON)	9,700	104,663
Websense, Inc. (NON)	5,200	118,404
		1,020,768

Staffing (0.6%)
Administaff, Inc.	2,003	42,744
CDI Corp.	2,446	35,858
Heidrick & Struggles International, Inc.	3,700	103,710
		182,312

Technology (0.3%)
Unisys Corp. (NON)	2,200	76,758
		76,758

Technology services (2.4%)
Acxiom Corp. (NON)	5,675	101,810

FactSet Research Systems, Inc.	1,935	141,971
Fair Isaac Corp.	4,000	101,360
Global Payments, Inc.	1,900	86,545
IHS, Inc. Class A (NON)	2,000	106,940
Perfect World Co., Ltd. ADR (China) (NON)	2,800	104,859
Sohu.com, Inc. (China) (NON)	1,300	70,980
		714,465

Telecommunications (0.8%)
ADTRAN, Inc.	3,127	82,396
NeuStar, Inc. Class A (NON)	6,400	161,280
		243,676

Textiles (1.4%)
Jones Apparel Group, Inc.	5,400	102,708
Maidenform Brands, Inc. (NON)	3,424	74,814
Mohawk Industries, Inc. (NON)	3,300	179,453
Perry Ellis International, Inc. (NON)	2,336	52,910
		409,885

Tobacco (0.3%)
Universal Corp.	1,719	90,574
		90,574

Toys (0.8%)
Hasbro, Inc.	5,800	222,024
Jakks Pacific, Inc. (NON)	1,708	22,289
		244,313

Transportation services (0.3%)
HUB Group, Inc. Class A (NON)	1,921	53,750
Pacer International, Inc. (NON)	4,706	28,330
		82,080

Trucks and parts (1.9%)
Autoliv, Inc. (Sweden) (NON)	4,686	241,470
Superior Industries International, Inc.	4,100	65,928
WABCO Holdings, Inc. (NON)	8,900	266,288
		573,686

Total common stocks (cost $24,510,892)		$28,796,400

SHORT-TERM INVESTMENTS (4.9%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	771,227	$771,124
Putnam Money Market Liquidity Fund (e)	671,862	671,862

Total short-term investments (cost $1,442,986)		$1,442,986

TOTAL INVESTMENTS

Total investments (cost $25,953,878)(b)		$30,239,386

Key to holding's abbreviations

ADR	American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $29,426,371.

(b) The aggregate identified cost on a tax basis is $26,113,156, resulting in gross unrealized appreciation and depreciation of $6,347,827 and $2,221,597, respectively, or net unrealized appreciation of $4,126,230.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $739,209. The fund received cash collateral of $771,124 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $148 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,841,244 and $1,638,062, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,253,304	$--	$--

Capital goods	2,412,633	--	--

Communication services	243,676	--	--

Conglomerates	254,982	--	--

Consumer cyclicals	4,546,282	--	--

Consumer staples	1,265,925	--	--

Energy	1,815,292	--	--

Financial	5,925,041	125,000	75,748

Health care	3,541,650	--	--

Technology	4,724,478	--	--

Transportation	568,996	--	--

Utilities and power	1,043,393	--	--

Total common stocks	28,595,652	125,000	75,748

Short-term investments	671,862	771,124

Totals by level	$29,267,514	$896,124	$75,748

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (53.2%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,804,000	$2,863,614
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		148,000	153,882
Ser. 07-2, Class A2, 5.634s, 2049		439,000	448,750
Ser. 07-5, Class XW, IO, 0.434s, 2051		43,988,926	970,686
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	96,250
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	175,680
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.757s, 2036		2,419,217	1,354,761
FRB Ser. 07-6, Class A1, 0.536s, 2037		2,113,796	1,437,480
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.23s, 2022		476,000	221,713
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		790,039	80,268
Ser. 07-1, Class S, IO, 2.47s, 2037		2,733,919	220,901
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036 (F)		1,818,399	1,091,039
FRB Ser. 05-10, Class 25A1, 5.807s, 2036		1,579,206	923,835
FRB Ser. 05-7, Class 23A1, 5.585s, 2035		1,612,384	1,034,725
FRB Ser. 07-1, Class 21A1, 5.516s, 2047		1,928,125	1,282,203
Bear Stearns Alternate Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.984s, 2046		9,026,242	5,867,057
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.905s, 2047		8,660,139	5,271,521
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.546s, 2037		2,543,841	1,246,482
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.196s, 2032		189,000	157,420
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.128s, 2050		52,116,969	393,436
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.787s, 2036		1,150,543	658,255
FRB Ser. 05-10, Class 1A4A, 5.576s, 2035		1,791,978	1,119,986
FRB Ser. 06-AR7, Class 2A2A, 5.532s, 2036		2,920,637	1,723,176
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.10s, 2044		30,500,345	183,870
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		2,764,464	1,794,656
Ser. 06-45T1, Class 2A5, 6s, 2037		1,134,980	783,136
Ser. 06-J8, Class A4, 6s, 2037		1,871,695	1,094,941
Ser. 06-41CB, Class 1A7, 6s, 2037 (F)		1,250,461	837,809
Ser. 05-80CB, Class 2A1, 6s, 2036		2,539,127	1,823,410
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037		9,707,212	7,280,409
FRB Ser. 07-HY4, Class 3A1, 5.714s, 2047		2,302,167	1,507,919
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,395,406	1,221,090
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,364,869	986,971
FRB Ser. 05-4, Class 2A7, 0.746s, 2035		1,201,420	858,640
FRB Ser. 06-23CBC, Class 2A5, 0.646s, 2036		4,254,192	2,084,554
FRB Ser. 06-18CB, Class A7, 0.596s, 2036		2,880,380	1,699,424
FRB Ser. 06-24CB, Class A13, 0.596s, 2036		1,361,686	850,628
FRB Ser. 06-OC10, Class 2A2A, 0.426s, 2036		2,699,000	1,328,816
FRB Ser. 06-OC11, Class 2A2A, 0.416s, 2037		1,526,000	754,834
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.573s, 2035		2,833,718	2,011,939
FRB Ser. 06-HYB2, Class 2A1B, 5.396s, 2036		2,080,610	1,373,203
FRB Ser. 05-HYB4, Class 2A1, 4.675s, 2035		6,439,095	4,370,535
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.664s, 2035		1,326,438	150,323
Ser. 06-R1, Class AS, IO, 5.643s, 2036		3,193,986	345,350
Ser. 05-R3, Class AS, IO, 5.576s, 2035		13,117,882	1,426,570
FRB Ser. 06-R2, Class AS, IO, 5.501s, 2036		1,681,509	169,202
IFB Ser. 05-R2, Class 1AS, IO, 5.322s, 2035		11,099,439	1,166,013
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.216s, 2041		1,458,000	1,345,417
Ser. 07-1, Class 1A1A, 5.942s, 2037		486,904	287,273
Ser. 07-3, Class 1A1A, 5.837s, 2037		633,436	380,062
FRB Ser. 06-C3, Class A3, 5.826s, 2038		2,319,000	2,171,513
Ser. 07-C5, Class A3, 5.694s, 2040		6,824,000	6,842,007
Ser. 06-C4, Class A3, 5.467s, 2039		1,974,000	1,901,888
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.846s, 2017		179,000	94,870
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,041,705
Ser. 98-C1, Class F, 6s, 2040		758,000	767,950
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	27,368
FRB Ser. 05-TFLA, Class L, 2.08s, 2020		534,000	400,500
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		928,751	945,267
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.436s, 2036		1,973,128	909,643
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.349s, 2031		2,117,207	44,063
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	158,305
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.497s, 2014 (United Kingdom)	GBP	371,000	112,628
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.466s, 2014 (United Kingdom)	GBP	198,415	45,176
Fannie Mae
IFB Ser. 06-62, Class PS, 38.424s, 2036		$312,381	515,647

IFB Ser. 05-25, Class PS, 27.077s, 2035	469,289	679,295
IFB Ser. 06-8, Class HP, 23.664s, 2036	467,608	646,744
IFB Ser. 05-99, Class SA, 23.664s, 2035	309,740	419,688
IFB Ser. 05-74, Class DM, 23.481s, 2035	272,916	385,805
IFB Ser. 05-95, Class OP, 19.595s, 2035	216,413	273,759
IFB Ser. 05-83, Class QP, 16.754s, 2034	112,401	140,153
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	1,023,103	150,675
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	1,406,771	206,216
Ser. 02-T4, Class A3, 7 1/2s, 2041	449	510
Ser. 01-T3, Class A1, 7 1/2s, 2040	91,590	103,738
Ser. 01-T1, Class A1, 7 1/2s, 2040	273,429	308,673
Ser. 99-T2, Class A1, 7 1/2s, 2039	107,220	118,624
IFB Ser. 03-W6, Class 4S, IO, 7.354s, 2042	3,528,157	600,281
IFB Ser. 03-W6, Class 5S, IO, 7.354s, 2042	3,382,917	572,701
IFB Ser. 08-7, Class SA, IO, 7.304s, 2038	3,212,143	478,898
IFB Ser. 09-46, Class SB, IO, 7.054s, 2039	232,167	14,464
IFB Ser. 09-46, Class SC, IO, 7.054s, 2039	226,905	13,639
IFB Ser. 06-24, Class QS, IO, 6.954s, 2036	5,071,279	898,326
IFB Ser. 06-79, Class DI, IO, 6.904s, 2036	1,187,774	177,226
IFB Ser. 04-24, Class CS, IO, 6.904s, 2034	219,034	36,841
IFB Ser. 03-130, Class BS, IO, 6.804s, 2033	1,793,805	201,283
IFB Ser. 08-10, Class WI, IO, 6.754s, 2038	203,212	13,052
IFB Ser. 03-34, Class WS, IO, 6.754s, 2029	2,713,266	317,221
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	531,870	71,568
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	827,030	91,087
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	1,129,083	138,505
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	150,534	16,584
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	508,670	70,013
IFB Ser. 06-79, Class SI, IO, 6.504s, 2036	407,257	50,838
IFB Ser. 05-90, Class SP, IO, 6.504s, 2035	404,410	48,150
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	490,299	61,156
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	1,709,921	280,547
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	1,359,569	193,725
IFB Ser. 07-61, Class SA, IO, 6.474s, 2037	3,215,885	389,926
IFB Ser. 05-45, Class EW, IO, 6.474s, 2035	13,765,364	1,843,871
IFB Ser. 06-31, Class SX, IO, 6.454s, 2036	1,478,572	179,064
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	382,748	51,177
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	600,628	69,141
IFB Ser. 06-22, Class QM, IO, 6.454s, 2036	8,039,515	1,151,806
IFB Ser. 06-23, Class SP, IO, 6.454s, 2036	589,139	87,540
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	1,508,392	183,553
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	751,974	109,480
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	1,185,487	164,538
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	3,738,315	572,261
IFB Ser. 05-29, Class SX, IO, 6.454s, 2035	963,766	145,530
IFB Ser. 05-57, Class DI, IO, 6.454s, 2035	520,371	61,757
IFB Ser. 05-7, Class SC, IO, 6.454s, 2035	753,842	71,293
IFB Ser. 04-92, Class S, IO, 6.454s, 2034	2,206,129	293,481
IFB Ser. 06-104, Class EI, IO, 6.444s, 2036	898,021	120,614
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	210,390	35,413
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	907,659	98,543
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	913,076	125,754
IFB Ser. 09-17, Class NS, IO, 6.404s, 2039	3,035,449	379,905
IFB Ser. 07-68, Class SA, IO, 6.404s, 2037	2,727,150	276,618
IFB Ser. 08-10, Class PI, IO, 6.404s, 2037	371,994	43,933
IFB Ser. 06-51, Class SP, IO, 6.404s, 2036	6,074,781	885,703
IFB Ser. 04-92, Class SQ, IO, 6.404s, 2034	967,966	152,524
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	495,352	61,214
IFB Ser. 05-51, Class WS, IO, 6.384s, 2035	54,514	8,231
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	668,401	84,030
IFB Ser. 06-111, Class SA, IO, 6.374s, 2036	5,388,301	775,969
IFB Ser. 06-111, Class SB, IO, 6.374s, 2036	2,178,572	299,270
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	1,180,968	120,404
IFB Ser. 06-48, Class QB, IO, 6.354s, 2036	1,371,969	182,252
IFB Ser. 06-50, Class IP, IO, 6.354s, 2036	5,884,017	883,020
IFB Ser. 06-36, Class PS, IO, 6.354s, 2036	76,016	10,785
IFB Ser. 06-8, Class HJ, IO, 6.354s, 2036	1,877,190	251,468
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	2,564,345	371,317
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	735,823	97,864
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	700,739	94,348
IFB Ser. 06-20, Class IB, IO, 6.344s, 2036	3,089,776	324,896
IFB Ser. 06-17, Class SI, IO, 6.334s, 2036	713,926	94,231
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	1,781,060	281,532
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	371,027	53,643
IFB Ser. 06-42, Class EI, IO, 6.304s, 2036	3,373,697	415,386
IFB Ser. 07-91, Class SA, IO, 6.264s, 2037	1,849,826	238,905
IFB Ser. 06-62, Class SB, IO, 6.254s, 2036	2,084,259	293,360
IFB Ser. 10-2, Class TS, IO, 6.254s, 2027	4,090,195	520,116
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	1,311,979	144,059
IFB Ser. 09-70, Class SI, IO, 6.204s, 2036	9,155,122	924,942
IFB Ser. 06-79, Class SH, IO, 6.204s, 2036	1,579,619	232,346
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	1,534,272	198,228
IFB Ser. 07-30, Class OI, IO, 6.194s, 2037	7,236,729	1,011,261
IFB Ser. 07-86, Class SE, IO, 6.184s, 2037	2,859,117	355,789
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	1,271,152	156,479
IFB Ser. 07-48, Class SG, IO, 6.184s, 2037	6,590,155	869,900
IFB Ser. 06-82, Class SI, IO, 6.184s, 2036	5,952,641	711,460
IFB Ser. 07-54, Class GI, IO, 6.164s, 2037 (F)	2,254,470	278,248
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	715,588	72,724
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	715,588	72,724
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	715,588	72,724
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	715,588	72,724
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	1,152,657	148,508
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	1,072,635	145,385
IFB Ser. 07-102, Class SA, IO, 6.154s, 2037	213,880	15,797
IFB Ser. 07-99, Class SD, IO, 6.154s, 2037	2,271,127	328,604
IFB Ser. 06-116, Class TS, IO, 6.154s, 2036	1,374,546	181,674
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	2,537,817	327,455
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	1,809,641	241,080

IFB Ser. 10-10, Class SA, IO, 6.104s, 2040	8,168,840	892,037
IFB Ser. 09-43, Class SB, IO, 6.084s, 2039	1,035,364	118,031
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	1,226,114	156,575
IFB Ser. 10-2, Class SD, IO, 6.054s, 2040	2,913,030	341,768
IFB Ser. 07-81, Class IS, IO, 6.054s, 2037	1,063,617	130,453
IFB Ser. 09-116, Class BS, IO, 6.034s, 2040	3,030,917	304,986
IFB Ser. 10-2, Class MS, IO, 6.004s, 2050	3,777,181	411,328
IFB Ser. 10-4, Class SH, IO, 6.004s, 2040	3,034,550	336,896
IFB Ser. 10-5, Class SA, IO, 6.004s, 2040	4,934,922	471,241
IFB Ser. 09-111, Class SE, IO, 6.004s, 2040	2,454,602	210,850
IFB Ser. 10-26, Class S, IO, 5.984s, 2036	3,261,081	355,132
IFB Ser. 09-104, Class KS, IO, 5.954s, 2039	5,226,249	476,519
IFB Ser. 09-88, Class SA, IO, 5.954s, 2039	2,216,620	256,463
IFB Ser. 08-62, Class SN, IO, 5.954s, 2038	243,940	15,512
IFB Ser. 09-71, Class XS, IO, 5.954s, 2036	1,868,409	214,856
IFB Ser. 09-87, Class HS, IO, 5.904s, 2039	614,106	61,995
IFB Ser. 09-91, Class S, IO, 5.904s, 2039	3,987,061	371,295
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	1,320,736	153,734
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	870,661	99,985
IFB Ser. 09-62, Class PS, IO, 5.854s, 2039	3,668,323	350,670
IFB Ser. 09-47, Class SA, IO, 5.854s, 2039	1,398,313	139,478
IFB Ser. 08-61, Class S, IO, 5.854s, 2038	6,677,809	752,235
IFB Ser. 07-42, Class S, IO, 5.854s, 2037	2,236,669	232,983
IFB Ser. 09-84, Class SL, IO, 5.854s, 2037	3,634,951	400,413
IFB Ser. 07-26, Class S, IO, 5.854s, 2037	3,806,179	427,026
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	708,578	83,308
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	1,247,431	119,343
IFB Ser. 07-32, Class SG, IO, 5.854s, 2037	9,935,082	894,505
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	797,886	78,237
IFB Ser. 07-3, Class SH, IO, 5.824s, 2037	624,958	63,646
IFB Ser. 09-54, Class SA, IO, 5.804s, 2039	6,591,286	745,606
IFB Ser. 08-46, Class MI, IO, 5.804s, 2038	1,616,631	143,896
IFB Ser. 09-37, Class KI, IO, 5.754s, 2039	528,000	58,151
IFB Ser. 08-33, Class SA, IO, 5.754s, 2038	3,641,939	398,428
IFB Ser. 08-57, Class SE, IO, 5.754s, 2037	5,342,509	431,942
IFB Ser. 04-46, Class PJ, IO, 5.754s, 2034	743,672	93,517
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	1,058,431	94,630
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	1,119,512	186,466
Ser. 383, Class 18, IO, 5 1/2s, 2038	513,873	89,647
Ser. 383, Class 19, IO, 5 1/2s, 2038	466,565	81,393
Ser. 383, Class 6, IO, 5 1/2s, 2037	393,036	65,590
Ser. 383, Class 7, IO, 5 1/2s, 2037	387,737	66,908
Ser. 383, Class 20, IO, 5 1/2s, 2037	299,232	52,434
Ser. 364, Class 12, IO, 5 1/2s, 2035	2,963,339	554,734
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	1,020,649	103,953
Ser. 10-21, Class IP, IO, 5s, 2039	4,557,590	712,698
Ser. 385, Class 3, IO, 5s, 2038	130,725	20,886
Ser. 359, Class 7, IO, 5s, 2036	5,067,837	903,263
Ser. 378, Class 19, IO, 5s, 2035	6,819,462	1,429,789
Ser. 356, Class 5, IO, 5s, 2035	5,099,342	957,300
IFB Ser. 05-W2, Class A2, IO, 4.964s, 2035	4,057,544	366,374
Ser. 03-W17, Class 12, IO, 1.14s, 2033	1,410,848	61,725
Ser. 00-T6, IO, 0.775s, 2030	2,350,685	53,521
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,377,194	54,362
Ser. 02-T18, IO, 0.511s, 2042	3,797,988	74,244
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	2,007,648	32,624
Ser. 06-56, Class XF, zero %, 2036	60,924	47,158
Ser. 05-117, Class MO, PO, zero %, 2036	12,012	11,663
Ser. 05-63, PO, zero %, 2035	4,900	4,896
Ser. 99-51, Class N, PO, zero %, 2029	39,279	34,835
FRB Ser. 05-91, Class EF, zero %, 2035	16,124	15,278
FRB Ser. 06-54, Class CF, zero %, 2035	32,854	32,357
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	484,237	81,355
IFB Ser. T-56, Class 3ASI, IO, 7.254s, 2043	830,222	133,978
Ser. T-57, Class 1AX, IO, 0.433s, 2043	1,125,706	15,925
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.22s, 2020 (F)	3,237,198	134,433
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	222,418
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	457,411
Freddie Mac
IFB Ser. 3182, Class PS, 27.68s, 2032	225,602	323,573
IFB Ser. 3182, Class SP, 27.68s, 2032	295,515	375,295
IFB Ser. 3211, Class SI, IO, 26.698s, 2036	265,096	167,281
IFB Ser. 3408, Class EK, 24.868s, 2037	204,840	278,134
IFB Ser. 3077, Class ST, IO, 23.723s, 2035	3,524,320	2,079,899
IFB Ser. 2979, Class AS, 23.43s, 2034	115,019	152,353
IFB Ser. 3065, Class DC, 19.17s, 2035	462,381	588,019
IFB Ser. 3105, Class SI, IO, 19.03s, 2036	189,461	91,907
IFB Ser. 3489, Class SD, IO, 7.57s, 2032	558,812	94,909
IFB Ser. 2684, Class SP, IO, 7.27s, 2033	1,437,000	276,047
IFB Ser. 3184, Class SP, IO, 7.12s, 2033	1,221,388	124,615
IFB Ser. 3110, Class SP, IO, 7.07s, 2035	1,093,615	190,683
IFB Ser. 3156, Class PS, IO, 7.02s, 2036	10,248,573	1,744,922
IFB Ser. 3149, Class LS, IO, 6.97s, 2036	8,174,188	1,468,983
IFB Ser. 3119, Class PI, IO, 6.97s, 2036	1,850,498	331,628
IFB Ser. 2882, Class NS, IO, 6.97s, 2034	1,147,310	159,201
IFB Ser. 3149, Class SE, IO, 6.92s, 2036	707,926	126,202
IFB Ser. 2779, Class YS, IO, 6.92s, 2033	94,913	13,137
IFB Ser. 3203, Class SH, IO, 6.91s, 2036	715,309	89,136
IFB Ser. 3208, Class PS, IO, 6.87s, 2036	13,573,372	2,311,168
IFB Ser. 2835, Class AI, IO, 6.87s, 2034	271,535	45,721
IFB Ser. 2594, Class SE, IO, 6.82s, 2030	191,585	18,548
IFB Ser. 2828, Class TI, IO, 6.82s, 2030	343,641	45,180
IFB Ser. 3550, Class GS, IO, 6.52s, 2039	2,646,079	334,570
IFB Ser. 3249, Class SI, IO, 6.52s, 2036	372,601	52,568

IFB Ser. 3028, Class ES, IO, 6.52s, 2035	1,158,965	163,271
IFB Ser. 3042, Class SP, IO, 6.52s, 2035	592,419	85,230
IFB Ser. 3316, Class SA, IO, 6 1/2s, 2037	908,187	124,822
IFB Ser. 2981, Class AS, IO, 6.49s, 2035	710,482	95,617
IFB Ser. 3287, Class SE, IO, 6.47s, 2037 (F)	1,455,021	218,020
IFB Ser. 3122, Class DS, IO, 6.47s, 2036	769,442	92,759
IFB Ser. 3123, Class LI, IO, 6.47s, 2036	429,034	68,191
IFB Ser. 3108, Class SV, IO, 6.47s, 2036	14,165,407	1,947,177
IFB Ser. 3117, Class SC, IO, 6.47s, 2036	8,961,952	1,202,784
IFB Ser. 3139, Class SE, IO, 6.47s, 2036	12,864,804	1,597,680
IFB Ser. 3107, Class DC, IO, 6.47s, 2035	468,820	69,110
IFB Ser. 3001, Class IH, IO, 6.47s, 2035	2,353,613	355,654
IFB Ser. 2906, Class SW, IO, 6.47s, 2034	1,949,011	219,400
IFB Ser. 2950, Class SM, IO, 6.47s, 2016	287,480	36,380
IFB Ser. 3256, Class S, IO, 6.46s, 2036	1,317,341	178,096
IFB Ser. 3031, Class BI, IO, 6.46s, 2035	400,304	67,525
IFB Ser. 3249, Class SM, IO, 6.42s, 2036	1,319,329	193,809
IFB Ser. 3240, Class SM, IO, 6.42s, 2036	1,294,943	178,896
IFB Ser. 3147, Class SD, IO, 6.42s, 2036	1,719,200	215,340
IFB Ser. 3398, Class SI, IO, 6.42s, 2036	1,915,601	251,384
IFB Ser. 3067, Class SI, IO, 6.42s, 2035	9,790,267	1,514,848
IFB Ser. 3128, Class JI, IO, 6.4s, 2036	229,874	31,704
IFB Ser. 3240, Class S, IO, 6.39s, 2036	1,920,940	273,830
IFB Ser. 3229, Class BI, IO, 6.39s, 2036	72,958	8,523
IFB Ser. 3065, Class DI, IO, 6.39s, 2035	305,282	46,412
IFB Ser. 3231, Class SA, IO, 6.37s, 2036	471,518	67,412
IFB Ser. 3210, Class SA, IO, 6.37s, 2036	352,236	41,701
IFB Ser. 3145, Class GI, IO, 6.37s, 2036	198,859	28,499
IFB Ser. 3114, Class IP, IO, 6.37s, 2036	3,399,546	473,557
IFB Ser. 3510, Class IB, IO, 6.37s, 2036	741,994	121,064
IFB Ser. 3424, Class XI, IO, 6.34s, 2036	1,461,014	209,641
IFB Ser. 3339, Class AI, IO, 6.32s, 2037	991,774	108,569
IFB Ser. 3206, Class ES, IO, 6.32s, 2036	155,556	18,492
IFB Ser. 3485, Class SI, IO, 6.32s, 2036	486,047	74,030
IFB Ser. 3346, Class SC, IO, 6.32s, 2033	27,294,993	3,922,018
IFB Ser. 3346, Class SB, IO, 6.32s, 2033	11,314,789	1,624,917
IFB Ser. 3238, Class LI, IO, 6.26s, 2036	688,585	94,281
IFB Ser. 3171, Class PS, IO, 6.255s, 2036	927,717	115,862
IFB Ser. 3171, Class ST, IO, 6.255s, 2036	738,167	93,673
IFB Ser. 3449, Class SL, IO, 6 1/4s, 2037	6,458,145	753,377
IFB Ser. 3152, Class SY, IO, 6 1/4s, 2036	4,516,013	673,789
IFB Ser. 3510, Class DI, IO, 6 1/4s, 2035	1,159,890	164,902
IFB Ser. 3181, Class PS, IO, 6.24s, 2036	633,449	90,551
IFB Ser. 3361, Class SI, IO, 6.22s, 2037	7,257,444	998,073
IFB Ser. 3199, Class S, IO, 6.22s, 2036	1,560,527	216,929
IFB Ser. 3200, Class PI, IO, 6.22s, 2036	10,929,448	1,524,002
IFB Ser. 3284, Class LI, IO, 6.21s, 2037	1,900,085	259,096
IFB Ser. 3303, Class SH, IO, 6.2s, 2037	5,087,544	592,801
IFB Ser. 3281, Class AI, IO, 6.2s, 2037	1,720,893	234,454
IFB Ser. 3261, Class SA, IO, 6.2s, 2037	594,908	80,771
IFB Ser. 3311, Class IA, IO, 6.18s, 2037	1,039,259	141,059
IFB Ser. 3311, Class IB, IO, 6.18s, 2037	1,039,259	141,059
IFB Ser. 3311, Class IC, IO, 6.18s, 2037	1,039,259	141,059
IFB Ser. 3311, Class ID, IO, 6.18s, 2037	1,039,259	141,059
IFB Ser. 3311, Class IE, IO, 6.18s, 2037	1,563,939	212,273
IFB Ser. 3311, Class PI, IO, 6.18s, 2037	1,027,552	142,627
IFB Ser. 3318, Class KS, IO, 6.18s, 2037	1,655,104	189,245
IFB Ser. 3265, Class SC, IO, 6.18s, 2037	403,373	52,547
IFB Ser. 3382, Class SI, IO, 6.17s, 2037	10,741,395	1,309,054
IFB Ser. 3240, Class GS, IO, 6.15s, 2036	1,213,196	161,476
IFB Ser. 3598, Class SA, IO, 6.12s, 2039	8,231,991	1,103,910
IFB Ser. 3621, Class CS, IO, 6.12s, 2037	3,695,936	403,571
IFB Ser. 3257, Class SI, IO, 6.09s, 2036	524,636	63,134
IFB Ser. 3242, Class SC, IO, 6.06s, 2036	3,644,592	428,968
IFB Ser. 3242, Class SD, IO, 6.06s, 2036	678,137	78,338
IFB Ser. 3225, Class EY, IO, 6.06s, 2036	18,938,642	2,406,154
IFB Ser. 3225, Class JY, IO, 6.06s, 2036	2,262,807	297,627
IFB Ser. 3608, Class SC, IO, 6.02s, 2039	1,944,630	207,959
IFB Ser. 3201, Class IN, IO, 6.02s, 2036	581,000	82,862
IFB Ser. 3621, Class SB, IO, 6s, 2040	12,506,139	1,459,170
IFB Ser. 3628, Class SA, IO, 6s, 2040	3,411,928	377,445
IFB Ser. 3617, Class BS, IO, 5.99s, 2039	5,333,039	556,636
IFB Ser. 3502, Class DS, IO, 5.92s, 2039	513,639	58,199
IFB Ser. 3339, Class TI, IO, 5.91s, 2037	1,522,590	189,639
IFB Ser. 3284, Class CI, IO, 5.89s, 2037	3,088,802	387,058
IFB Ser. 3476, Class S, IO, 5.87s, 2038	844,840	78,849
IFB Ser. 3303, Class SD, IO, 5.86s, 2037	1,653,434	191,281
IFB Ser. 3309, Class SG, IO, 5.84s, 2037	1,169,991	130,688
IFB Ser. 3530, Class CS, IO, 5.82s, 2039	16,750,137	1,864,960
IFB Ser. 2965, Class SA, IO, 5.82s, 2032	730,786	90,245
IFB Ser. 3530, Class SC, IO, 5.77s, 2039	2,686,198	296,153
IFB Ser. 3536, Class SM, IO, 5.77s, 2039	1,503,466	170,358
IFB Ser. 3549, Class SA, IO, 5.57s, 2039	3,869,966	371,904
IFB Ser. 3424, Class UI, IO, 5.53s, 2037	1,023,457	109,798
IFB Ser. 3423, Class SG, IO, 5.42s, 2038	294,971	25,084
IFB Ser. 3607, Class SA, IO, 5.021s, 2036	7,064,000	976,457
IFB Ser. 3607, Class SB, IO, 5.021s, 2036	1,891,000	245,698
Ser. 3645, Class ID, IO, 5s, 2040	2,336,000	416,112
Ser. 3632, Class CI, IO, 5s, 2038	3,111,727	584,880
Ser. 3626, Class DI, IO, 5s, 2037	2,441,613	376,082
Ser. 3623, Class CI, IO, 5s, 2036	2,187,740	324,374
FRB Ser. 3006, Class FA, 0.63s, 2034	52,329	52,275
Ser. 3300, PO, zero %, 2037	301,795	252,271
Ser. 3142, PO, zero %, 2036	4,962	4,955
Ser. 3106, PO, zero %, 2036	17,702	17,545
Ser. 3084, Class ON, PO, zero %, 2035	19,398	18,937
Ser. 3084, PO, zero %, 2035	11,100	11,054
Ser. 2587, Class CO, PO, zero %, 2032	94,017	87,758
FRB Ser. 3345, Class TY, zero %, 2037	68,306	64,132

FRB Ser. 3326, Class XF, zero %, 2037	7,002	6,764
FRB Ser. 3235, Class TP, zero %, 2036	12,665	12,516
FRB Ser. 3283, Class KF, zero %, 2036	7,472	7,396
FRB Ser. 3332, Class UA, zero %, 2036	5,963	5,913
FRB Ser. 3251, Class TC, zero %, 2036	78,032	74,120
FRB Ser. 3130, Class JF, zero %, 2036	9,161	9,084
FRB Ser. 3047, Class BD, zero %, 2035	44,388	35,405
FRB Ser. 3326, Class WF, zero %, 2035	54,936	51,311
FRB Ser. 3030, Class EF, zero %, 2035	37,278	33,973
FRB Ser. 3412, Class UF, zero %, 2035	62,381	51,971
FRB Ser. 2947, Class GF, zero %, 2034	42,520	37,963
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	167,515	128,986
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.76s, 2032	296,000	52,285
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	429,001	112,714
IFB Ser. 08-47, Class S, IO, 7.47s, 2038	1,167,811	154,501
IFB Ser. 09-79, Class AI, IO, 7.16s, 2039	589,043	69,855
IFB Ser. 05-68, Class PU, IO, 7.06s, 2032	698,472	106,957
IFB Ser. 04-26, Class IS, IO, 6.97s, 2034	588,892	44,307
IFB Ser. 05-68, Class SN, IO, 6.97s, 2034	1,406,334	176,790
IFB Ser. 04-11, Class SB, IO, 6.96s, 2034	418,858	66,963
IFB Ser. 07-47, Class SA, IO, 6.87s, 2036	1,267,154	191,278
IFB Ser. 04-58, Class AS, IO, 6.87s, 2032	545,541	59,982
IFB Ser. 07-49, Class NY, IO, 6.86s, 2035	7,123,335	547,856
IFB Ser. 04-96, Class KS, IO, 6.76s, 2034	697,761	107,106
IFB Ser. 06-16, Class GS, IO, 6 3/4s, 2036	1,582,256	208,209
IFB Ser. 10-14, Class SD, IO, 6.74s, 2036	276,203	25,320
IFB Ser. 04-5, Class PS, IO, 6.71s, 2033	929,000	149,708
IFB Ser. 07-35, Class NY, IO, 6.67s, 2035	1,302,295	134,228
IFB Ser. 09-88, Class MS, IO, 6.66s, 2039	1,383,030	168,396
IFB Ser. 09-76, Class MS, IO, 6.66s, 2039	1,050,849	142,978
IFB Ser. 09-76, Class SJ, IO, 6.62s, 2039	3,846,972	502,963
IFB Ser. 07-26, Class SG, IO, 6.61s, 2037	2,545,140	282,587
IFB Ser. 09-87, Class IW, IO, 6.61s, 2034	3,073,640	471,619
IFB Ser. 05-45, Class HI, IO, 6.59s, 2035	741,698	110,216
IFB Ser. 07-18, Class S, IO, 6.57s, 2037	9,006,836	1,318,871
IFB Ser. 09-106, Class XI, IO, 6.56s, 2037	10,217,940	1,233,714
IFB Ser. 07-22, Class S, IO, 6.56s, 2037	619,400	68,846
IFB Ser. 10-14, Class SB, IO, 6.56s, 2035	122,287	17,241
IFB Ser. 08-79, Class ID, IO, 6.56s, 2035	2,169,360	335,398
IFB Ser. 05-13, Class SD, IO, 6.56s, 2035	3,476,593	518,916
IFB Ser. 04-106, Class SI, IO, 6.52s, 2034	460,689	70,200
IFB Ser. 09-61, Class ES, IO, 6.51s, 2039	1,177,407	121,826
IFB Ser. 09-106, Class XL, IO, 6.51s, 2037	3,299,191	379,110
IFB Ser. 09-87, Class IG, IO, 6 1/2s, 2037	1,838,145	260,447
IFB Ser. 07-53, Class SY, IO, 6.495s, 2037	1,984,082	209,646
IFB Ser. 09-61, Class SA, IO, 6.46s, 2039	14,007,989	1,779,575
IFB Ser. 07-41, Class SL, IO, 6.46s, 2037	48,865	5,492
IFB Ser. 07-41, Class SM, IO, 6.46s, 2037	200,483	22,487
IFB Ser. 07-41, Class SN, IO, 6.46s, 2037	204,593	22,948
IFB Ser. 06-25, Class SI, IO, 6.46s, 2036	73,940	9,186
FRB Ser. 07-37, Class SN, IO, 6.45s, 2037	7,044,484	759,395
IFB Ser. 07-59, Class PS, IO, 6.43s, 2037	475,208	42,447
IFB Ser. 07-16, Class KU, IO, 6.41s, 2037	11,030,937	1,455,973
IFB Ser. 07-16, Class PU, IO, 6.41s, 2037	180,439	23,168
IFB Ser. 10-14, Class SE, IO, 6.4s, 2033	166,205	15,989
IFB Ser. 09-106, Class CM, IO, 6.37s, 2034	814,947	106,416
IFB Ser. 08-6, Class TI, IO, 6.37s, 2032	1,319,159	130,307
IFB Ser. 10-17, Class AS, IO, 6.36s, 2038	3,521,365	510,598
IFB Ser. 03-110, Class S, IO, 6.36s, 2033	166,524	22,677
IFB Ser. 09-87, Class SK, IO, 6.36s, 2032	2,054,915	221,684
IFB Ser. 06-34, Class PS, IO, 6.35s, 2036	161,324	18,839
IFB Ser. 08-1, Class SE, IO, 6.33s, 2038	751,827	78,370
IFB Ser. 07-17, Class AI, IO, 6.32s, 2037	2,565,385	355,614
IFB Ser. 09-18, Class MS, IO, 6.31s, 2035	658,748	62,331
IFB Ser. 07-10, Class SB, IO, 6.28s, 2037	20,173,890	2,061,772
IFB Ser. 08-6, Class SA, IO, 6.27s, 2038	1,792,236	182,951
IFB Ser. 10-2, Class SA, IO, 6.26s, 2037	8,465,669	1,137,574
IFB Ser. 09-24, Class SA, IO, 6.26s, 2037	7,006,133	704,116
IFB Ser. 06-26, Class S, IO, 6.26s, 2036	5,516,825	564,835
IFB Ser. 08-6, Class SB, IO, 6.24s, 2038	3,893,135	391,377
IFB Ser. 08-9, Class SK, IO, 6.24s, 2038	1,812,838	210,887
IFB Ser. 07-37, Class SM, IO, 6.24s, 2037	1,099,498	135,804
IFB Ser. 10-2, Class S, IO, 6.22s, 2040	780,376	94,133
IFB Ser. 07-35, Class KY, IO, 6.22s, 2037	6,322,193	645,306
IFB Ser. 09-102, Class SM, IO, 6.17s, 2039	10,105,210	1,064,205
IFB Ser. 09-35, Class SP, IO, 6.17s, 2037	2,390,624	298,469
IFB Ser. 09-110, Class CS, IO, 6.16s, 2039	4,358,809	420,381
IFB Ser. 09-106, Class MS, IO, 6.16s, 2038	3,938,698	378,154
IFB Ser. 09-103, Class SW, IO, 6.16s, 2037	4,206,810	549,515
IFB Ser. 08-27, Class QI, IO, 6.145s, 2038	3,486,682	326,423
IFB Ser. 05-71, Class SA, IO, 6.13s, 2035	2,332,958	316,757
IFB Ser. 09-106, Class SC, IO, 6.11s, 2039	6,319,151	819,783
IFB Ser. 05-65, Class SI, IO, 6.11s, 2035	685,753	78,532
IFB Ser. 09-102, Class SA, IO, 6.1s, 2039	523,917	57,058
IFB Ser. 06-7, Class SB, IO, 6.08s, 2036	161,667	15,541
IFB Ser. 09-87, Class DS, IO, 6.07s, 2039	3,461,840	330,537
IFB Ser. 09-92, Class SL, IO, 6.07s, 2039	1,447,175	146,961
IFB Ser. 09-110, Class NS, IO, 6.06s, 2039	944,598	91,105
IFB Ser. 06-16, Class SX, IO, 6.05s, 2036	1,744,873	200,032
IFB Ser. 09-88, Class SK, IO, 6.02s, 2039	1,311,773	116,638
IFB Ser. 09-72, Class SM, IO, 6.02s, 2039	8,017,484	903,220
IFB Ser. 09-92, Class SA, IO, 6.02s, 2039	10,753,269	1,247,863
IFB Ser. 09-77, Class SB, IO, 6.02s, 2038	126,590	14,330
IFB Ser. 05-84, Class SH, IO, 6.02s, 2035	1,260,425	167,800
IFB Ser. 07-17, Class IB, IO, 6.01s, 2037	572,790	75,173
IFB Ser. 09-106, Class SD, IO, 6.01s, 2036	3,742,156	419,870
IFB Ser. 09-87, Class SN, IO, 6.01s, 2035	2,870,631	272,337

IFB Ser. 09-76, Class XS, IO, 5.97s, 2039	7,707,275	954,914
IFB Ser. 07-25, Class KS, IO, 5.97s, 2037	1,455,462	136,581
IFB Ser. 07-26, Class SW, IO, 5.96s, 2037	11,031,964	1,045,058
IFB Ser. 09-106, Class SU, IO, 5.96s, 2037	3,171,368	309,367
IFB Ser. 07-7, Class JI, IO, 5.96s, 2037	1,375,035	152,216
IFB Ser. 05-35, Class SA, IO, 5.96s, 2035	1,227,268	138,509
IFB Ser. 05-35, Class SB, IO, 5.96s, 2035	943,231	107,991
IFB Ser. 07-31, Class AI, IO, 5.95s, 2037	812,999	101,812
IFB Ser. 09-122, Class WS, IO, 5.91s, 2039	5,739,277	612,496
IFB Ser. 07-43, Class SC, IO, 5.87s, 2037	787,135	90,254
IFB Ser. 09-64, Class SY, IO, 5.86s, 2039	2,431,790	215,061
IFB Ser. 09-66, Class BS, IO, 5.86s, 2039	8,564,888	929,121
IFB Ser. 09-106, Class SL, IO, 5.86s, 2036	2,817,391	322,619
IFB Ser. 09-87, Class TS, IO, 5.86s, 2035	7,565,446	916,705
IFB Ser. 09-50, Class SW, IO, 5.76s, 2039	2,552,576	229,438
IFB Ser. 09-106, Class ST, IO, 5.76s, 2038	776,320	83,035
IFB Ser. 04-41, Class SG, IO, 5.76s, 2034	2,079,402	108,524
IFB Ser. 10-1, Class SD, IO, 5.55s, 2040	4,665,640	427,927
IFB Ser. 10-1, Class S, IO, 5.51s, 2040	2,308,605	205,971
Ser. 09-55, Class LI, IO, 5 1/2s, 2038	2,038,440	326,150
IFB Ser. 10-14, Class SC, IO, 4.571s, 2035	446,998	56,197
IFB Ser. 09-87, Class WT, IO, 0.186s, 2035	4,386,536	16,669
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	1,250,467	4,639
Ser. 06-36, Class OD, PO, zero %, 2036	20,999	18,431
Ser. 99-31, Class MP, PO, zero %, 2029	96,563	83,525
Greenwich Capital Commercial Funding Corp. FRB Ser.
06-GG7, Class A2, 5.886s, 2038	1,589,000	1,644,680
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.805s, 2045	295,000	303,623
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.286s, 2039	106,047,516	1,877,527
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.984s, 2035	9,255,176	1,145,388
Ser. 05-RP3, Class 1AS, IO, 5.615s, 2035	1,130,654	133,528
Ser. 06-RP2, Class 1AS1, IO, 5.564s, 2036	7,746,637	869,234
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	62,310	6
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.984s, 2037	2,681,287	1,622,179
Impac CMB Trust FRB Ser. 05-4, Class 1A1A, 0.786s, 2035	2,192,790	1,710,376
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037	1,955,328	1,055,877
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.832s, 2036	662,864	381,471
FRB Ser. 07-AR15, Class 1A1, 5.781s, 2037	1,629,720	1,034,872
FRB Ser. 07-AR9, Class 2A1, 5.779s, 2037	1,682,734	1,135,845
FRB Ser. 05-AR31, Class 3A1, 5.48s, 2036 (F)	2,772,781	1,580,485
FRB Ser. 05-AR23, Class 6A1, 5.415s, 2035	4,414,161	3,222,337
FRB Ser. 07-AR7, Class 2A1, 5.335s, 2037	1,044,976	616,536
FRB Ser. 07-AR11, Class 1A1, 5.041s, 2037 (F)	890,622	489,842
FRB Ser. 06-AR27, Class 2A2, 0.446s, 2036	3,053,052	1,992,117
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.908s, 2036	1,147,961	895,410
FRB Ser. 06-A6, Class 1A1, 0.406s, 2036	943,690	480,668
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	568,000	574,362
Ser. 08-C2, Class X, IO, 0.478s, 2051	54,315,877	1,283,180
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.136s, 2051	53,012,641	634,461
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	118,269
Ser. 98-C4, Class J, 5.6s, 2035	379,000	329,730
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	463,000	30,095
Ser. 04-1A, Class K, 5.45s, 2040	167,000	9,185
Ser. 04-1A, Class L, 5.45s, 2040	76,000	3,420
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.174s, 2049	43,257,209	511,322
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	235,941	182,656
Ser. 96-C2, Class JS, IO, 2.273s, 2028 (F)	759,633	26,563
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.827s, 2050	196,000	197,221
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049	241,000	256,218
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 3.818s, 2017	2,053,277	143,729
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	915,000	596,469
FRB Ser. 08-T29, Class A3, 6.28s, 2043 (F)	611,000	642,517
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,639,000	1,734,389
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	1,380,000	75,900
Ser. 07-HQ13, Class X1, IO, 0.665s, 2044	23,316,260	439,278
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 5.911s, 2037	3,746,242	1,873,121
FRB Ser. 06-3AR, Class 3A1, 5.881s, 2036 (F)	1,389,288	882,198
FRB Ser. 07-14AR, Class 6A1, 5 7/8s, 2037	4,219,462	2,616,066
Ser. 06-6AR, Class 2A, 5.411s, 2036	3,524,739	2,185,338
Ser. 05-5AR, Class 2A1, 3.736s, 2035	700,859	429,276
FRB Ser. 06-5AR, Class A, 0.496s, 2036	1,454,610	712,758
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.233s, 2012	1,689	1
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.804s, 2035	1,482,716	221,752
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	157,000	39,250
Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.884s, 2036	1,501,511	213,965

Ser. 07-A5, Class 2A3, 6s, 2037		2,083,515	1,500,131
FRB Ser. 05-A2, Class A1, 0.746s, 2035		2,637,327	1,892,613
FRB Ser. 06-A9CB, Class A1, 0.616s, 2036		1,523,958	822,937
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		133,000	86,450
Ser. 03-1A, Class N, 5s, 2018		158,000	94,800
Ser. 04-1A, Class M, 5s, 2018		143,000	78,650
Ser. 04-1A, Class N, 5s, 2018		137,000	68,500
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 6.488s, 2036		768,445	417,754
FRB Ser. 05-23, Class 3A1, 6.026s, 2036 (F)		1,945,859	1,449,665
FRB Ser. 07-10, Class 1A1, 6s, 2037		460,614	262,568
FRB Ser. 06-4, Class 6A, 5.894s, 2036		1,310,261	963,042
FRB Ser. 06-12, Class 1A1, 0.406s, 2037		5,505,105	3,110,384
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.003s, 2037		2,285,796	282,579
Ser. 05-RF7, Class A, IO, 5.559s, 2035		651,704	70,849
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,451,771	85,761
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.912s, 2035		612,121	71,653
Ser. 05-RF6, Class A, IO, 5.64s, 2043		763,724	85,118
Ser. 05-RF3, Class 1A, IO, 5.639s, 2035		544,883	64,364
Ser. 07-RF1, Class 1A, IO, 5.398s, 2037		3,302,665	334,991
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 1.998s, 2014 (United
Kingdom)	GBP	165,399	175,741
FRB Ser. 05-CT1A, Class D, 1.964s, 2014 (United
Kingdom)	GBP	328,253	174,389
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	178,344	18,950
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A3, 5.483s, 2047		$566,000	573,593
Ser. 07-C31, Class A2, 5.421s, 2047		2,376,000	2,444,543
Ser. 07-C30, Class A3, 5.246s, 2043		4,186,000	4,175,822
Ser. 07-C34, IO, 0.353s, 2046		14,029,627	263,897
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.53s, 2018		363,000	181,500
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.462s, 2037		8,461,881	5,298,261

Total mortgage-backed securities (cost $251,879,904)			$279,687,049

CORPORATE BONDS AND NOTES (19.4%)(a)
		Principal amount	Value

Basic materials (1.4%)
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		$134,000	$138,690
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)		255,000	239,381
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.65s, 2013 (Netherlands)	EUR	186,000	242,447
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		$999,000	1,108,890
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		46,000	50,370
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		40,000	42,000
HeidelbergCement AG company guaranty sr. unsec. unsub.
bonds 7 1/2s, 2020 (Germany)	EUR	117,000	155,709
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	365,000	514,501
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$185,000	188,700
International Paper Co. sr. unsec. notes 9 3/8s, 2019		114,000	142,215
Nalco Co. 144A sr. notes 8 1/4s, 2017		52,000	55,250
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		77,993	13,259
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		90,000	96,863
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		86,000	82,990
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	483,000	715,461
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.434s, 2013
(France)	EUR	661,000	856,547
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	68,548
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 1.912s, 2015 (Germany)	EUR	182,000	223,703
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$320,000	313,600
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		310,000	275,125
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		280,000	291,200
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		253,000	260,590
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		197,000	241,325
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		334,000	397,460
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		431,000	510,735
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		306,000	330,480
			7,556,039

Capital goods (0.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		72,000	72,360

Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		30,000	31,613
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		45,000	47,813
BBC Holding Corp. sr. notes 8 7/8s, 2014		410,000	400,263
Bombardier, Inc. 144A sr. unsec. notes FRN 3.787s,
2013 (Canada)	EUR	94,000	125,855
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$153,000	157,590
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.666s, 2015		39,000	35,051
Impress Holdings BV company guaranty sr. disc. bonds
FRB Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	163,000	215,210
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$528,000	537,240
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		408,000	415,140
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	543,396
Prysmian SpA sr. unsec. unsub. notes 5 1/4s, 2015
(Italy)	EUR	155,000	210,405
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	150,000	188,830
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		$428,000	449,400
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		85,000	87,125
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		428,000	437,630
			3,954,921

Communication services (2.2%)
CCH II, LLC sr. notes 13 1/2s, 2016		434,893	522,959
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		112,000	108,920
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		110,000	111,100
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		245,000	249,900
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		500,000	520,000
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		116,000	121,365
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		200,000	196,500
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		412,000	410,970
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	182,000	284,546
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		$30,000	33,300
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		190,000	197,600
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)		155,000	163,913
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		457,000	471,853
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		530,000	516,750
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	314,000	436,886
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		$123,000	126,844
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		70,000	71,575
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		270,000	295,650
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	255,000	371,983
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$170,000	172,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	277,778
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	60,088
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		947,000	1,036,965
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	149,480
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		120,000	127,800
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		220,000	231,550
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,311,525
UPC Germany GmbH sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	400,000	567,591
UPC Germany GmbH 144A sr. bonds 8 1/8s, 2017 (Germany)	EUR	276,000	387,105
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	317,000	449,581
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	69,000	95,538
West Corp. company guaranty 9 1/2s, 2014		$290,000	297,975
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, 12 1/4s, 2017 (Luxembourg) (PIK)	EUR	225,000	294,790
Windstream Corp. company guaranty 8 5/8s, 2016		$820,000	838,450
			11,510,955

Conglomerates (--%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	167,400
			167,400

Consumer cyclicals (3.3%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		30,000	32,700

Affinion Group, Inc. company guaranty 11 1/2s, 2015		300,000	307,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013		345,000	353,625
Affinity Group, Inc. sr. sub. notes 9s, 2012		394,000	275,800
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		432,120	461,288
AMC Entertainment, Inc. company guaranty 11s, 2016		208,000	223,340
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	172,069
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		225,000	210,938
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		130,000	126,750
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	105,573
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		115,000	117,156
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	93,000	128,755
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$240,000	187,800
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		81,000	80,696
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		102,000	106,590
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	272,000	359,124
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$25,000	26,406
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		110,000	123,200
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,506,000	1,517,295
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.162s, 2013 (France)	EUR	193,000	236,379
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		$245,000	252,350
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		523,000	553,073
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		320,000	187,200
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		345,000	385,538
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		365,000	394,200
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		265,000	273,854
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		60,000	57,300
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	238,050
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		310,000	334,025
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		205,000	231,906
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	353,000	488,717
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	68,915
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$340,000	344,675
Lamar Media Corp. company guaranty 7 1/4s, 2013		230,000	231,725
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		120,000	131,100
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		749,000	803,303
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	78,375
Liberty Media, LLC sr. notes 5.7s, 2013		116,000	116,000
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	180,000	249,812
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		$320,000	80,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		51,000	51,319
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		190,000	205,200
Navistar International Corp. sr. notes 8 1/4s, 2021		403,000	413,075
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		270,000	275,400
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		246,000	257,685
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		417,000	396,150
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		665,000	779,713
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		60,000	60,900
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	207,600
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		331,000	328,518
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		65,000	63,538
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	55,000
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		315,000	340,200
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		149,000	137,825
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		290,000	19,575
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		108,479	116,344
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017		245,000	273,175
Travelport LLC company guaranty 11 7/8s, 2016		221,000	242,271
Travelport LLC company guaranty 9 7/8s, 2014		210,000	219,450
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		166,000	2,075
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	307,960

TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	191,000	286,331
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$232,628	200,642
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015		245,000	246,838
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		175,083	73,535
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	50,000	79,802
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	158,000	237,953
Virgin Media Finance PLC 144A company guaranty sr.
notes 7s, 2018 (United Kingdom)	GBP	220,000	340,617
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		$454,000	455,135
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		70,000	78,838
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		131,000	141,480
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		61,000	76
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		177,000	1,239
			17,548,561

Consumer staples (0.3%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		77,746	1,201
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		330,000	323,400
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		65,000	67,925
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		167,000	164,495
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		170,000	174,250
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		230,000	213,325
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		241,000	202,440
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		245,000	273,175
			1,420,211

Energy (4.2%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,110,000	1,114,163
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		235,000	215,025
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	914,288
Complete Production Services, Inc. company guaranty
8s, 2016		287,000	284,130
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		295,000	249,644
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	418,950
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		235,000	239,113
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		65,000	71,825
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		405,000	413,100
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	156,000	208,809
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$700,000	708,593
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		265,000	267,650
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	514,800
Forest Oil Corp. sr. notes 8s, 2011		485,000	511,675
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		240,000	240,300
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		335,000	335,419
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		149,000	169,304
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		690,000	827,890
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		207,000	205,717
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		530,000	545,900
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	379,200
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	127,000	199,640
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		$150,000	151,688
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		430,000	425,700
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		325,000	344,481
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		294,000	302,085
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		295,000	275,825
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		157,578	158,197
Peabody Energy Corp. company guaranty 7 3/8s, 2016		550,000	581,625
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	374,371
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	72,713
Petrobras International Finance Co. company guaranty

sr. unsec. notes 7 7/8s, 2019 (Brazil)		450,000	524,250
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		350,000	362,379
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		450,000	469,688
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		4,765,000	2,930,475
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		265,000	126,538
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		265,000	131,175
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		665,000	581,875
Petroleos de Venezuela SA sr. unsec. sub. bond 5s,
2015 (Venezuela)		935,000	576,334
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		275,000	312,813
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		433,000	407,886
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		280,000	296,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	60,825
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	59,100
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		365,000	403,325
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		430,000	452,575
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		450,000	487,125
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		420,000	432,600
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		250,000	286,250
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		262,000	269,860
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		425,000	403,750
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		500,000	600,140
Williams Cos., Inc. (The) notes 7 3/4s, 2031		111,000	124,522
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		165,000	194,274
			22,216,379

Financials (4.2%)
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017		345,000	302,189
Banco Do Brasil 144A sr. unsec. 5.418s, 2017 (Brazil)	BRL	318,000	182,260
Beverage Packaging Holdings Luxembourg II SA company
guaranty sr. notes Ser. REGS, 8s, 2016	EUR	109,000	147,226
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012		$543,500	530,713
CIT Group, Inc. sr. bond 7s, 2017		179,000	165,128
CIT Group, Inc. sr. bond 7s, 2013		265,000	257,713
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		44,000	44,770
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		298,000	302,098
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		322,000	325,220
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011		44,000	44,715
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014		31,000	27,296
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015		102,000	107,100
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	208,000	261,782
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	67,025
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	48,500
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		525,000	505,969
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		500,000	482,900
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
4.56s, 2011	RUB	18,000,000	605,556
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.174s,
2012	INR	14,000,000	337,610
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$225,000	233,156
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		184,000	182,160
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	411,892
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	467,000	660,739
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		$2,560,000	2,627,866
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		390,000	449,904
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 3/4s, 2018 (Russia)		370,000	415,288
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,404,557
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		208,000	222,173
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4 1/8s, 2014		45,000	38,363
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		400,000	402,000
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		2,840,000	2,854,200

VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		639,000	677,340
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		3,746,000	3,900,523
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		2,521,000	2,639,134
			21,865,065

Health care (1.1%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	156,000	207,441
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		$170,000	175,950
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	119,744
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		336,000	359,940
HCA, Inc. sr. sec. notes 9 1/4s, 2016		744,000	790,965
HCA, Inc. sr. sec. notes 9 1/8s, 2014		205,000	216,531
Omnicare, Inc. company guaranty 6 3/4s, 2013		170,000	170,850
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	463,450
Select Medical Corp. company guaranty 7 5/8s, 2015		329,000	313,373
Service Corporation International debs. 7 7/8s, 2013		63,000	63,315
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	535,903
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		117,000	120,218
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		335,000	333,325
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		175,770	175,770
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		120,000	134,400
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		608,000	655,120
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	277,469
Ventas Realty LP/Capital Corp. company guaranty sr.
unsec. notes 7 1/8s, 2015 (R)		250,000	259,435
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		135,000	137,976
			5,511,175

Technology (0.8%)
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020		30,000	30,600
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018		25,000	25,375
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		79,000	75,840
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		293,000	280,548
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		125,000	132,500
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		300,286	253,742
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		155,000	133,688
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		193,000	154,400
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		179,443	172,265
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		509,000	486,095
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	8,850
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	138,950
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		440,000	453,200
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	161,200
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)		11,000	958
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)		245,000	238,875
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		111,000	111,694
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		370,000	388,963
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		510,000	522,750
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		385,000	460,075
			4,230,568

Transportation (0.1%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	189,000	282,006
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		$245,000	244,388
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		195,000	207,919
			734,313

Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		105,000	106,575
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		528,000	535,920
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		290,000	292,936
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	79,570
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		48,000	41,640
Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	75,210
Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	11,858
El Paso Natural Gas Co. debs. 8 5/8s, 2022		160,000	193,819
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		95,000	98,563
Majapahit Holding BV 144A company guaranty sr. unsec.

notes 8s, 2019 (Indonesia)		300,000	329,625
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,459,500
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		110,000	113,025
Mirant North America, LLC company guaranty 7 3/8s, 2013		200,000	199,500
NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	355,950
NRG Energy, Inc. sr. notes 7 3/8s, 2016		170,000	168,725
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		550,000	552,063
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		309,000	316,725
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017		105,000	106,547
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	68,708
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		15,000	15,766
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	212,403
			5,334,628
Total corporate bonds and notes (cost $98,959,881)			$102,050,215

FOREIGN GOVERNMENT BONDS AND NOTES (9.4%)(a)
	Principal amount/Units		Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$281,000	$251,495
Argentina (Republic of) sr. unsec. bonds FRB 0.578s,
2013		2,362,000	1,040,461
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		2,951,000	2,459,659
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	1,080,000	234,900
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.389s, 2012		$20,454,000	6,892,998
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		1,002,433	759,343
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		620,000	661,850
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		225,000	222,750
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		160,000	169,600
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,350	699,895
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$905,000	972,875
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	703,585
Colombia (Government of) bonds 6 1/8s, 2041		$565,000	539,575
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		755,000	1,086,928
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	638,000
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		425,000	472,813
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		280,000	308,731
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		575,000	589,387
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014
(South Korea)		1,190,000	1,334,264
Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	559,475
Japan (Government of) 20 yr sr. unsec. bonds Ser. 115,
2.2s, 2029	JPY	962,000,000	10,367,475
Philippines (Republic of) sr. unsec. unsub. bond
6 1/2s, 2020		$800,000	862,000
Philippines (Republic of) sr. unsec. unsub. bond
6 3/8s, 2034		1,000,000	978,800
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		1,618,281	1,874,131
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		515,000	574,869
Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	251,057
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,383,822
Turkey (Republic of) bonds 16s, 2012	TRY	190,000	140,554
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,210,000	1,377,234
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,530,000	1,753,319
Turkey (Republic of) unsec. notes 6 3/4s, 2040		370,000	366,959
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		1,045,000	1,045,000
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		355,000	355,000
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		350,000	356,125
Venezuela (Republic of) bonds 8 1/2s, 2014		855,000	745,646
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.249s, 2011		690,000	645,668
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,410,000	1,367,136
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,215,000	1,223,602

Total foreign government bonds and notes (cost $45,905,669)			$49,266,981

ASSET-BACKED SECURITIES (8.3%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 0.936s, 2035		$69,508	$24,308
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036		94,000	27,776
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036		100,000	35,619
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		36,732	35,263

Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.996s, 2033		187,630	55,369
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	52,160
Ser. 04-1A, Class E, 6.42s, 2039		175,000	24,500
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.516s, 2033		22,925	6,746
FRB Ser. 06-W4, Class A2C, 0.406s, 2036		173,123	57,589
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.246s, 2033		119,906	88,938
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036		23,438	13,155
FRB Ser. 06-HE4, Class A5, 0.406s, 2036		87,866	52,416
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		70,000	101,500
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.121s, 2034		40,337	5,468
FRB Ser. 05-HE1, Class M3, 1 1/4s, 2035		210,000	56,889
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		649,585	454,710
Ser. 00-A, Class A2, 7.575s, 2030		1,498,914	1,019,262
Ser. 99-B, Class A-5, 7.44s, 2020		43,446	29,978
Ser. 99-B, Class A4, 7.3s, 2016		472,479	321,286
Ser. 99-B, Class A3, 7.18s, 2015		790,482	529,623
FRB Ser. 00-A, Class A1, 0.39s, 2030		103,671	17,029
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.666s, 2035		41,642	32,781
FRB Ser. 07-OPX1, Class A1A, 0.316s, 2037		789,814	473,888
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		824,389	667,755
Ser. 00-4, Class A6, 8.31s, 2032		2,163,176	1,698,093
Ser. 00-5, Class A7, 8.2s, 2032		206,733	180,891
Ser. 00-1, Class A5, 8.06s, 2031		607,051	476,535
Ser. 00-4, Class A5, 7.97s, 2032		130,873	96,846
Ser. 00-5, Class A6, 7.96s, 2032		345,917	300,948
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	10,541
Ser. 01-3, Class M2, 7.44s, 2033		5,121	45
Ser. 01-4, Class A4, 7.36s, 2033		125,767	129,540
Ser. 01-1, Class A5, 6.99s, 2032		74,721	73,974
Ser. 01-3, Class A4, 6.91s, 2033		3,335,195	3,426,912
Ser. 02-1, Class A, 6.681s, 2033		512,075	523,597
FRB Ser. 02-1, Class M1A, 2.279s, 2033		1,609,000	1,191,534
FRB Ser. 01-4, Class M1, 1.979s, 2033		241,000	121,917
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035		38,997	35,114
FRB Ser. 05-14, Class 3A2, 0.486s, 2036		16,465	14,303
FRB Ser. 06-4, Class 2A2, 0.426s, 2036		1,330,152	1,064,122
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.316s, 2037		991,888	520,741
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		361,000	90,250
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035		68,804	13,450
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036		154,000	85,101
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036		217,000	105,200
FRB Ser. 06-2, Class 2A3, 0.416s, 2036		309,000	225,202
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.227s, 2043 (F)	EUR	1,225,000	683,053
FRB Ser. 03-2, Class 3C, 2.166s, 2043 (F)	GBP	588,814	328,319
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$584,678	514,517
Ser. 94-4, Class B2, 8.6s, 2019		271,181	138,232
Ser. 93-1, Class B, 8.45s, 2018		178,223	152,887
Ser. 99-5, Class A5, 7.86s, 2030		2,671,795	2,217,590
Ser. 96-8, Class M1, 7.85s, 2027		304,000	263,932
Ser. 95-8, Class B1, 7.3s, 2026		285,417	235,630
Ser. 95-4, Class B1, 7.3s, 2025		289,077	257,777
Ser. 97-6, Class M1, 7.21s, 2029		182,000	143,798
Ser. 95-F, Class B2, 7.1s, 2021		16,040	12,216
Ser. 96-1, Class M1, 7s, 2027		316,310	299,187
Ser. 93-3, Class B, 6.85s, 2018		13,446	11,966
Ser. 98-3, Class A6, 6.76s, 2030		573,310	576,847
Ser. 99-3, Class A7, 6.74s, 2031		403,542	402,533
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,119,176	2,869,642
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	107,909
Ser. 99-5, Class A4, 7.59s, 2028		20,240	20,108
GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.346s, 2037		5,370,722	2,513,997
FRB Ser. 06-19, Class A1, 0.336s, 2036		2,653,964	1,486,220
FRB Ser. 06-17, Class A1, 0.306s, 2036		1,990,510	995,255
FRB Ser. 06-16, Class A1, 0.306s, 2036		2,077,547	1,199,784
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.396s, 2036		460,000	130,762
FRB Ser. 07-HE2, Class A2A, 0.349s, 2047		1,319,931	1,189,588
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.246s, 2030		293,977	14,699
FRB Ser. 05-1A, Class E, 2.046s, 2030		63,492	3,175
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036		108,000	77,171
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		34,151	30,352
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,129,310	734,051
FRB Ser. 07-6, Class 2A1, 0.456s, 2037		869,632	367,479
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.245s, 2036		660,000	46,200
FRB Ser. 02-1A, Class FFL, 2.997s, 2037		1,135,000	147,550

Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	1,095,175	635,201
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.866s, 2035	240,000	139,653
FRB Ser. 06-4, Class 2A4, 0.506s, 2036	103,000	36,539
FRB Ser. 06-1, Class 2A3, 0.436s, 2036	94,666	48,787
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.496s, 2032	925,076	805,741
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036	54,000	25,567
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	87,883	81,173
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.446s, 2034	46,603	4,450
FRB Ser. 05-HE2, Class M5, 0.926s, 2035	101,721	57,520
FRB Ser. 05-HE1, Class M3, 0.766s, 2034	150,000	112,133
FRB Ser. 06-NC4, Class M2, 0.546s, 2036	210,000	1,786
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.247s, 2039	500,000	100,000
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.321s, 2033	10,841	6,377
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036	130,000	69,344
FRB Ser. 06-2, Class A2C, 0.396s, 2036	130,000	73,578
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,078,161	797,839
Ser. 99-D, Class A1, 7.84s, 2029	599,522	541,068
Ser. 00-A, Class A2, 7.765s, 2017	86,526	57,922
Ser. 95-B, Class B1, 7.55s, 2021	103,082	72,922
Ser. 00-D, Class A4, 7.4s, 2030	709,000	446,670
Ser. 02-B, Class A4, 7.09s, 2032	250,966	219,916
Ser. 99-B, Class A4, 6.99s, 2026	616,555	550,276
Ser. 00-D, Class A3, 6.99s, 2022	95,939	95,939
Ser. 01-D, Class A4, 6.93s, 2031	347,981	262,726
Ser. 98-A, Class M, 6.825s, 2028	43,000	27,220
Ser. 01-E, Class A4, 6.81s, 2031	579,574	440,476
Ser. 01-C, Class A2, 5.92s, 2017	780,170	384,234
Ser. 01-D, Class A3, 5.9s, 2022	16,726	9,925
Ser. 02-C, Class A1, 5.41s, 2032	804,819	700,193
Ser. 01-E, Class A2, 5.05s, 2031	557,873	401,669
Ser. 02-A, Class A2, 5.01s, 2020	74,036	60,100
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	110,399	104,879
FRB Ser. 01-B, Class A2, 0.608s, 2018	41,549	30,935
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036	98,000	16,488
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036	164,676	61,136
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036	90,533	68,357
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037	154,000	75,163
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.896s, 2035	128,250	570
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037	144,000	58,551
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037	24,865	17,157
FRB Ser. 07-BR4, Class A2A, 0.336s, 2037	32,211	20,937
FRB Ser. 07-BR3, Class A2A, 0.316s, 2037	3,127,671	1,939,156
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.456s, 2036	219,000	65,465
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036	104,000	77,809
FRB Ser. 06-3, Class A3, 0.406s, 2036	461,000	272,220
South Coast Funding 144A FRB Ser. 3A, Class A2, 1.45s,
2038	120,000	1,200
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036	104,000	9,323
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	395,000	39,500
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	351,000	36,855
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037	765,801	474,797
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.149s, 2044 (United Kingdom)	189,615	43,611

Total asset-backed securities (cost $51,899,662)		$43,422,343

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038	$1,570,056	$1,696,212
		1,696,212

U.S. Government Agency Mortgage Obligations (7.9%)
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, May 1, 2040	19,000,000	20,256,523
6s, TBA, April 1, 2040	19,000,000	20,178,593
5s, February 1, 2037	545,889	563,310
4 1/2s, August 1, 2039	653,828	655,948
		41,654,374
Total U.S. government and agency mortgage obligations (cost $43,455,324)		$43,350,586

SENIOR LOANS (2.8%)(a)(c)

	Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.503s, 2014	$55,791	$55,980
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.252s, 2012	87,017	86,125
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	44,790	44,835
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)	190,000	189,966
		376,906

Capital goods (0.2%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2 1/2s, 2011	88,894	88,272
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014	29,852	25,044
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.235s, 2014	593,669	498,046
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013	56,610	55,513
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.247s, 2014	85,449	85,406
Polypore, Inc. bank term loan FRN Ser. B, 2.48s, 2014	183,521	176,639
		928,920

Communication services (0.5%)
Cebridge Connections, Inc. bank term loan FRN 4.749s,
2014	187,000	184,195
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014	186,675	189,307
Charter Communications, Inc. bank term loan FRN
2.756s, 2014	150,000	136,821
Charter Communications, Inc. bank term loan FRN 2.23s,
2014	662,559	639,201
Insight Midwest, LP bank term loan FRN Ser. B, 2 1/4s,
2014	96,576	93,633
Intelsat Corp. bank term loan FRN Ser. B2, 2.728s, 2011	145,741	141,672
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.728s,
2013	145,785	141,715
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.728s,
2013	145,741	141,672
Intelsat, Ltd. bank term loan FRN 3.228s, 2014
(Luxembourg)	375,000	348,563
Level 3 Communications, Inc. bank term loan FRN
2.501s, 2014	60,000	55,925
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	55,000	59,950
MetroPCS Wireless, Inc. bank term loan FRN 2 1/2s, 2013	241,843	236,805
West Corp. bank term loan FRN Ser. B2, 2.624s, 2013	62,591	60,762
		2,430,221

Consumer cyclicals (1.0%)
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014	172,267	169,395
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	278,594	273,719
Cenveo, Inc. bank term loan FRN Ser. C, 4.771s, 2013	95,034	95,122
Cenveo, Inc. bank term loan FRN Ser. DD, 4.771s, 2013	3,167	3,170
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.879s, 2016	215,961	174,861
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	170,025	161,896
GateHouse Media, Inc. bank term loan FRN 2.49s, 2014	159,664	76,591
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.23s, 2014	439,671	210,910
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.239s, 2014	164,056	78,698
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.23s,
2014	72,651	54,912
Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.233s, 2014	41,329	31,238
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2011	293,915	295,015
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.249s, 2015	94,402	81,348
Jarden Corp. bank term loan FRN Ser. B1, 2.001s, 2012	47,612	47,552
Jarden Corp. bank term loan FRN Ser. B2, 2.001s, 2012	23,810	23,683
Jarden Corp. bank term loan FRN Ser. B4, 3.501s, 2015	124,262	124,106
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.519s, 2013	83,651	79,482
National Bedding Co. bank term loan FRN 2.317s, 2011	49,970	48,503
QVC, Inc. bank term loan FRN 5.745s, 2014	60,155	60,155
R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9 1/4s, 2014	500,131	487,159
Realogy Corp. bank term loan FRN 0.081s, 2013	122,767	108,213
Realogy Corp. bank term loan FRN Ser. B, 3.251s, 2013	455,996	401,937
Six Flags Theme Parks bank term loan FRN 2.48s, 2015	451,574	449,411
Six Flags Theme Parks bank term loan FRN Ser. B,
5 3/4s, 2016	445,000	440,550
Thomas Learning bank term loan FRN Ser. B, 2 3/4s, 2014	119,084	104,794
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	641,187	407,421
United Components, Inc. bank term loan FRN Ser. D,

2.249s, 2012	316,667	304,000
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.501s, 2014	367,000	326,292
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014	53,478	52,262
		5,172,395

Consumer staples (0.4%)
Claire's Stores, Inc. bank term loan FRN 3.001s, 2014	128,673	112,911
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.979s, 2014	692,929	669,062
Revlon Consumer Products bank term loan FRN 6s, 2015	535,000	528,647
Rite-Aid Corp. bank term loan FRN Ser. B, 1.983s, 2014	78,600	71,198
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	21,751	21,675
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.002s, 2013	384,998	383,654
		1,787,147

Energy (0.1%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.246s,
2012	185,000	172,050
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	121,138	117,843
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	453,875	447,862
		737,755

Financials (--%)
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	91,540	90,670
		90,670

Health care (0.3%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.502s, 2014	213,522	207,918
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.502s, 2014	11,228	10,933
Health Management Associates, Inc. bank term loan FRN
2.001s, 2014	907,672	878,173
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.229s, 2014	74,417	71,503
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	20,198	19,407
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.499s, 2014	312,823	291,707
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.229s, 2014	215,024	206,602
Select Medical Corp. bank term loan FRN Ser. B,
2.251s, 2012	10,682	10,297
		1,696,540

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.73s, 2014	99,265	93,806
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014	265,486	235,136
First Data Corp. bank term loan FRN Ser. B3, 3.03s,
2014	149,475	131,875
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	79,243	81,408
		542,225

Utilities and power (0.1%)
Dynegy Holdings, Inc. bank term loan FRN 3.98s, 2013	143,000	140,408
NRG Energy, Inc. bank term loan FRN 1.998s, 2014	181,987	177,846
NRG Energy, Inc. bank term loan FRN 0.151s, 2014	119,790	117,064
TXU Energy Corp. bank term loan FRN Ser. B2, 3.729s,
2014	200,998	164,735
TXU Energy Corp. bank term loan FRN Ser. B3, 3.729s,
2014	161,307	130,747
		730,800
Total senior loans (cost $15,367,442)		$14,493,579

PURCHASED OPTIONS OUTSTANDING (1.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	$ 15,131,900	$ 122,114
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	13,744,500	388,832
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	42,662,500	627,565
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	15,131,900	224,709
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing

September 21, 2020.	Sep-10/3.95	13,744,500	256,885
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	31,956,100	325,633
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	7,989,100	92,274
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	7,989,100	102,740
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	17,323,700	477,788
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	25,985,500	683,938
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	42,662,500	549,066
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	31,956,100	370,052
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	7,989,100	96,269
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	7,989,100	99,624
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	17,323,700	333,135
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	25,985,500	532,443
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	20,596,000	665,661
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	20,596,000	671,842

Total purchased options outstanding (cost $8,002,918)			$6,620,570

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015		$615,000	$589,631
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		186,000	278,479
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)		471,000	452,749
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)		455,000	470,925
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		235,000	288,169

Total convertible bonds and notes (cost $1,832,696)			$2,079,953

COMMON STOCKS (--%)(a)
		Shares	Value

AboveNet, Inc. (NON)		530	$26,887
Bohai Bay Litigation, LLC (Escrow) (F)		842	2,627
Nortek, Inc.		4,810	192,400
Vertis Holdings, Inc. (F)		8,044	8

Total common stocks (cost $168,942)			$221,922

PREFERRED STOCKS (--%)(a)
		Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% pfd.		163	$124,247

Total preferred stocks (cost $54,831)			$124,247

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$7,956
Charter Communication Class A	11/30/14	46.86	37	194
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11	0.01	2,860	--
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	422	18,063
Vertis Holdings, Inc. (F)	10/18/15	$0.01	535	1

Total warrants (cost $16,165)				$26,214

CONVERTIBLE PREFERRED STOCKS (--%)(a)

	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	627	$1,561

Total convertible preferred stocks (cost $590,996)		$1,561

SHORT-TERM INVESTMENTS (12.2%)(a)
Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)	17,581,516	$17,581,516
U.S. Treasury Bills with an effective yield of 0.26%,
August 26, 2010 (SEG) (SEGSF)	$25,591,000	25,570,578
U.S. Treasury Bills with effective yields ranging from
0.29% to 0.35%, July 15, 2010 (SEG) (SEGSF)	13,738,000	13,724,193
U.S. Treasury Bills with effective yields ranging from
0.30% to 0.46%, April 1, 2010 (SEG)	5,760,000	5,760,000
U.S. Treasury Bills with effective yields ranging from
0.34% to 0.40%, June 10, 2010 (SEG)	1,208,000	1,207,103

Total short-term investments (cost $63,837,792)		$63,843,390

TOTAL INVESTMENTS

Total investments (cost $581,972,222) (b)		$605,188,610

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $72,795,552) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,058,187	$23,589,983	4/22/10	$468,204
Brazilian Real	42,731	42,342	4/22/10	389
British Pound	2,376,359	2,369,954	4/22/10	6,405
Canadian Dollar	7,521,921	7,386,828	4/22/10	135,093
Danish Krone	321,192	323,562	4/22/10	(2,370)
Euro	602,687	604,162	4/22/10	(1,475)
Hungarian Forint	131,626	129,807	4/22/10	1,819
Japanese Yen	13,492,403	14,152,715	4/22/10	(660,312)
Malaysian Ringgit	108,366	104,387	4/22/10	3,979
Mexican Peso	391,157	379,095	4/22/10	12,062
Norwegian Krone	13,972,545	14,029,240	4/22/10	(56,695)
Polish Zloty	3,932,900	3,885,697	4/22/10	47,203
South African Rand	1,122,567	1,072,594	4/22/10	49,973
Swedish Krona	3,518,506	3,527,369	4/22/10	(8,863)
Swiss Franc	1,227,757	1,197,817	4/22/10	29,940

Total				$25,352

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $69,845,552) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$276,883	$270,885	4/22/10	$(5,998)
Brazilian Real	930,164	925,102	4/22/10	(5,062)
British Pound	8,635,829	8,526,517	4/22/10	(109,312)
Canadian Dollar	59,027	57,484	4/22/10	(1,543)
Czech Koruna	1,832,609	1,807,375	4/22/10	(25,234)
Euro	21,865,647	21,900,066	4/22/10	34,419
Japanese Yen	10,951,293	11,371,411	4/22/10	420,118
Norwegian Krone	842,565	836,716	4/22/10	(5,849)
Polish Zloty	2,030,040	2,004,907	4/22/10	(25,133)
South African Rand	1,078,200	1,032,843	4/22/10	(45,357)
Swedish Krona	10,653,390	10,694,373	4/22/10	40,983
Swiss Franc	10,475,470	10,282,395	4/22/10	(193,075)
Turkish Lira	137,429	135,478	4/22/10	(1,951)

Total				$77,006

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	3	$1,943,256	Jun-10	$(1,971)
Canadian Government Bond 10 yr (Long)	3	347,330	Jun-10	(2,082)
Euro-Bobl 5 yr (Short)	4	632,560	Jun-10	(1,580)
Euro-Bund 10 yr (Short)	28	4,665,048	Jun-10	392
Euro-Schatz 2 yr (Short)	26	3,818,226	Jun-10	(2,316)
Japanese Government Bond 10 yr (Short)	1	1,479,238	Jun-10	3,955
Japanese Government Bond 10 yr Mini (Long)	31	4,581,325	Jun-10	(37,290)
U.K. Gilt 10 yr (Long)	19	3,309,401	Jun-10	(23,275)
U.S. Treasury Bond 20 yr (Long)	1,346	156,304,250	Jun-10	86,619
U.S. Treasury Note 2 yr (Long)	244	52,936,563	Jun-10	(20,389)
U.S. Treasury Note 5 yr (Short)	285	32,730,469	Jun-10	60,427
U.S. Treasury Note 10 yr (Short)	167	19,413,750	Jun-10	(4,522)
U.S. Ultra Treasury Bond 30 yr (Long)	61	7,318,094	Jun-10	(89,878)

Total				$(31,910)

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $35,716,712) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$ 13,021,000		Aug-11/4.475	$517,845
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		12,320,000	Aug-11/4.55	530,006
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.		11,485,000	Aug-11/4.70	574,939
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.		22,280,000	Aug-11/4.765	1,182,622
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.		13,021,000	Aug-11/4.475	556,908
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		12,320,000	Aug-11/4.55	490,213
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.		11,485,000	Aug-11/4.70	389,112
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.		22,280,000	Aug-11/4.765	722,540
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		5,512,600	Sep-10/4.02	119,898
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		3,026,380	Feb-15/5.36	191,630
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		5,512,600	Sep-10/4.02	145,202
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.		42,662,500	Mar-11/4.7375	881,834
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		3,026,380	Feb-15/5.36	182,521
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		24,640,000	Aug-11/4.49	996,195
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		24,066,000	Jul-11/4.52	1,012,457
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		12,033,000	Jul-11/4.5475	521,029
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		24,640,000	Aug-11/4.49	1,035,619
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		24,066,000	Jul-11/4.52	932,558
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		12,033,000	Jul-11/4.5475	454,246
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 1.79% versus the six month EUR-EURIBOR-Telerate maturing
May 13, 2012.	EUR	52,290,000	May-10/1.79	383,511
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	$ 17,683,900		Oct-10/4.02	389,399
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		25,661,000	Jul-11/4.46	1,012,840
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		25,661,000	Jul-11/4.525	1,085,460
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.		38,491,500	Jul-11/4.745	2,025,038
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.		3,985,000	Sep-13/4.82	134,972
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		9,586,860	Feb-15/5.27	577,225
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		19,678,500	May-12/5.51	1,661,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 1.79% versus the six month EUR-EURIBOR-Telerate
maturing May 13, 2012.	EUR	52,290,000	May-10/1.79	14,126
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	$ 17,683,900		Oct-10/4.02	505,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		25,661,000	Jul-11/4.46	1,051,844

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	989,488
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	42,662,500	Mar-11/4.665	954,787
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	1,216,716
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	3,985,000	Sep-13/4.82	140,352
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	20,596,000	Jun-10/5.23	1,648
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	20,596,000	Jun-10/5.235	1,854
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	9,586,860	Feb-15/5.27	606,561
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	556,261

Total			$24,745,949

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $40,590,234) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$19,000,000	5/13/10	$20,256,523
FNMA, 6s, April 1, 2040	19,000,000	4/13/10	20,178,593

Total			$40,435,116

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$10,911,900		$(4,783)	3/11/25	3 month USD-LIBOR-BBA	4.23%	$2,320

	126,527,700		(360,446)	3/25/20	3 month USD-LIBOR-BBA	3.69%	(1,521,987)

	60,224,000		32,700	3/25/30	3 month USD-LIBOR-BBA	4.3%	(778,425)

	25,016,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	380,715

	180,330,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	2,623,551

	87,398,700		(50,963)	2/18/11	3 month USD-LIBOR-BBA	0.58%	54,887

	22,126,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	360,061

Barclays Bank PLC
AUD	5,540,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	38,546

	$26,450,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	148,917

	19,860,300		--	3/22/12	1.1175%	3 month USD-LIBOR-BBA	7,267

	71,769,200		--	3/31/12	1.2%	3 month USD-LIBOR-BBA	(57,794)

	43,693,000		(25,962)	1/21/13	1.76%	3 month USD-LIBOR-BBA	(260,071)

Citibank, N.A.
	8,875,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(179,876)

Credit Suisse International
EUR	52,190,000		--	2/16/12	6 month EUR-EURIBOR-REUTERS	1.543%	230,596

	$107,387,000		(607,017)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(2,441,881)

	268,823,500		6,420	3/19/11	3 month USD-LIBOR-BBA	0.5%	(33,776)

	150,304,100		(20,651)	3/19/12	1.09%	3 month USD-LIBOR-BBA	87,997

	42,557,700		--	3/22/12	1.1075%	3 month USD-LIBOR-BBA	23,764

	141,195,000		299,127	12/18/14	2.74%	3 month USD-LIBOR-BBA	(1,647,669)

	179,868,000		126,669	12/18/11	1.23%	3 month USD-LIBOR-BBA	(1,261,500)

	2,960,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(17,344)

	8,875,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(174,641)

	5,920,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(92,404)

SEK	91,590,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(106,952)

SEK	91,590,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	108,222

SEK	30,530,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(40,266)

SEK	30,530,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	39,927

Deutsche Bank AG
	$205,879,000		(84,049)	2/3/11	3 month USD-LIBOR-BBA	0.55%	151,016

	158,074,000		(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(862,541)

EUR	26,095,000		--	2/26/12	6 month EUR-EURIBOR-REUTERS	1.486%	65,493

EUR	26,095,000		--	3/1/12	6 month EUR-EURIBOR-REUTERS	1.438%	28,370

	$112,557,100		(69,111)	3/16/15	2.66%	3 month USD-LIBOR-BBA	20,481

	176,934,000		316,688	12/2/18	3 month USD-LIBOR-BBA	3.18%	(3,773,685)

	209,622,000		(103,856)	2/3/12	1.12%	3 month USD-LIBOR-BBA	(611,162)

	109,887,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,574,146

	58,989,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(3,203,933)

	215,194,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(2,491,251)

	1,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(8,696)

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(6,192)

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(3,617)

	16,415,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(442,664)

Goldman Sachs International
AUD	2,647,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	10,096

AUD	7,970,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	32,147

	$338,357,800		--	3/30/12	1.225%	3 month USD-LIBOR-BBA	(435,800)

	21,300,200		--	3/30/40	3 month USD-LIBOR-BBA	4.5375%	118,429

GBP	5,160,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	--

GBP	9,330,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	--

GBP	105,200,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	(1,087,151)

AUD	5,050,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	21,897

JPMorgan Chase Bank, N.A.
	$224,757,800		(174,898)	2/26/11	3 month USD-LIBOR-BBA	0.56%	17,607

AUD	10,400,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	79,107

AUD	7,800,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	46,026

CAD	20,960,000		--	3/1/12	1.43%	3 month CAD-BA-CDOR	125,974

CAD	4,860,000		--	3/1/20	3 month CAD-BA-CDOR	3.6425%	(14,064)

	$26,450,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	303,654

	206,218,800		(333,763)	3/22/14	2.19%	3 month USD-LIBOR-BBA	305,057

	97,400,000		--	3/23/12	1.1475%	3 month USD-LIBOR-BBA	(15,158)

	41,694,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	635,693

	6,137,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	93,623

	17,719,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	290,873

	47,526,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	767,277

AUD	7,160,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(12,109)

JPY	424,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(148,951)

JPY	570,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	125,874

GBP	11,790,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	(284,037)

AUD	2,680,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	13,552

AUD	8,040,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	40,229

PLN	10,480,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(1,732)

	$104,468,900		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(560,191)

EUR	15,000,000		--	2/4/20	6 month EUR-EURIBOR-REUTERS	3.405%	337,848

JPY	1,697,300,000		--	2/5/20	1.415%	6 month JPY-LIBOR-BBA	14,254

JPY	738,600,000		--	2/5/40	6 month JPY-LIBOR-BBA	2.25%	(102,866)

CAD	8,690,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	4,980

CAD	1,910,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(129,456)

CAD	8,950,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	203,336

CAD	2,850,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(205,917)

	$109,260,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	570,832

Total							$(11,911,118)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$10,690,000		$--	2/23/12	1.525%	USA Non Revised	$12,302
						Consumer Price
						Index- Urban
						(CPI-U)

	887,302		924	1/12/40	(4.00%)1 month	Synthetic TRS	(12,595)
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	1,763,747		(2,191)	1/12/40	4.50% (1 month	Synthetic TRS	26,298
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	866,013		6,743	1/12/40	(5.00%)1 month	Synthetic TRS	(16,874)
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

Citibank, N.A.
	8,020,000		--	11/6/14	2.07%	USA Non Revised	20,050
						Consumer Price
						Index- Urban
						(CPI-U)

Credit Suisse International
	2,675,000		--	11/17/14	2.025%	USA Non Revised	6,387
						Consumer Price
						Index- Urban
						(CPI-U)

	2,675,000		--	11/19/14	2.01%	USA Non Revised	4,118
						Consumer Price
						Index- Urban
						(CPI-U)

	8,020,000		--	11/6/14	2.0667%	USA Non Revised	40,911
						Consumer Price
						Index- Urban
						(CPI-U)

	5,350,000		--	11/10/14	2.0775%	USA Non Revised	28,692
						Consumer Price
						Index- Urban
						(CPI-U)

Deutsche Bank AG
	887,302		185	1/12/40	4.00% (1 month	Synthetic TRS	13,802
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	1,763,747		1,088	1/12/40	(4.50%)1 month	Synthetic TRS	(27,619)
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	866,013		(3,495)	1/12/40	5.00% (1 month	Synthetic TRS	20,241
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

EUR	5,454,000		--	3/27/14	1.785%	Eurostat	81,034
						Eurozone HICP
						excluding tobacco

Goldman Sachs International
EUR	9,090,000	(F)	--	4/30/13	2.375%	French Consumer	523,130
						Price Index
						excluding tobacco

EUR	9,090,000		--	4/30/13	(2.41%)	Eurostat	(574,727)
						Eurozone HICP
						excluding tobacco

EUR	9,090,000	(F)	--	5/6/13	2.34%	French Consumer	502,160
						Price Index
						excluding tobacco

EUR	9,090,000		--	5/6/13	(2.385%)	Eurostat	(565,887)
						Eurozone HICP
						excluding tobacco

EUR	7,150,000		--	4/23/14	1.67%	Eurostat	(5,215)
						Eurozone HICP
						excluding tobacco

EUR	5,454,000		--	4/14/14	1.835%	Eurostat	55,766
						Eurozone HICP
						excluding tobacco

	$21,620,000		--	5/18/10	0.25%	USA Non Revised	546,770
						Consumer Price
						Index- Urban
						(CPI-U)

JPMorgan Chase Bank, N.A.
EUR	5,345,000		--	4/6/12	1.8575%	Eurostat	--
						Eurozone HICP
						excluding tobacco

Total	$678,744

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$460,000	12/20/12	95 bp	$(35,190)

Ford Motor Credit Co.,
7%, 10/1/13	B1	--		1,020,000	3/20/12	285 bp	7,289

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	400,000	3/20/13	815 bp	(41,266)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$795,000	10/20/11	194 bp	(48,706)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(23,679)		2,660,000	12/20/19	(100 bp)	17,478

DJ CMB NA CMBX AAA Index	AA+	7,989		48,000	12/13/49	8 bp	1,822

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	151,882		2,660,000	12/20/19	100 bp	64,263

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		700,000	10/20/17	105 bp	(14,977)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		280,000	9/20/13	109 bp	(1,690)

Russian Federation,
7 1/2%, 3/31/30	--	--		187,500	4/20/13	(112 bp)	(319)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	715 bp	60,296

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,095,000	3/20/14	56 bp	(18,171)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	375,000	9/20/13	477 bp	35,647

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	375,000	9/20/13	535 bp	45,306

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	40,233		$1,100,000	3/15/49	7 bp	(58,754)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	350,000	3/20/13	680 bp	(59,012)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	28,017		$485,000	12/20/13	335 bp	44,661

Republic of Argentina,
8.28%, 12/31/33	B-	--		520,000	6/20/14	235 bp	(112,511)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		95,000	9/20/13	276 bp	4,775

Russian Federation,
7.5%, 3/31/30	Baa1	--		825,000	8/20/12	65 bp	(7,997)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	--		170,000	6/20/13	595 bp	9,662

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	210,259		1,937,500	2/17/51	35 bp	(75,584)

Dominican Republic,
8 5/8%, 4/20/27	--	--		850,000	11/20/11	(170 bp)	19,133

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		884,900	3/20/12	44 bp	(6,195)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		680,000	10/12/12	339 bp	(82,070)

Total							$(252,110)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2010.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $525,325,178.

(b) The aggregate identified cost on a tax basis is $587,005,220, resulting in gross unrealized appreciation and depreciation of $48,882,439 and $30,699,049, respectively, or net unrealized appreciation of $18,183,390.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,166 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $63,203,780 and $82,238,352, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of March 31, 2010, the fund had unfunded loan commitments of $190,000, which could be extended at the option of the borrower, pursuant to the following loan agreement with the following borrower:

Borrower	Unfunded commitments

Smurfit-Stone Container Enterprises, Inc.	$190,000

Total	$190,000

At March 31, 2010, liquid assets totaling $326,806,054 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United States	84.2%
Russia	3.4
Argentina	1.9
Japan	1.7
Venezuela	1.4
Indonesia	0.8
Sweden	0.8
Brazil	0.6
Turkey	0.6
Canada	0.6
United Kingdom	0.5
Philippines	0.5
Other	3.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $297,900,000 on Purchased options contracts for the period ended March 31, 2010. Outstanding contracts on Written options contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period. Outstanding contracts on Futures contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Total return swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Interest rate swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $30,000,000 on Credit default swap contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $28,951,113 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $26,607,784.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings,

Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$42,410,971	$1,011,372

Common stocks:

Communication services	26,887	--	--

Consumer cyclicals	--	192,400	8

Energy	--	--	2,627

Total common stocks	26,887	192,400	2,635

Convertible bonds and notes	--	2,079,953	--

Convertible preferred stocks	--	1,561	--

Corporate bonds and notes	--	102,048,056	2,159

Foreign government bonds and notes	--	49,266,981	--

Mortgage-backed securities	--	279,029,785	657,264

Preferred stocks	--	124,247	--

Purchased options outstanding	--	6,620,570	--

Senior loans	--	14,493,579	--

U.S. Government and agency mortgage obligations	--	43,350,586	--

Warrants	7,956	18,257	1

Short-term investments	17,581,516	46,261,874	--

Totals by level	$17,616,359	$585,898,820	$1,673,431

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$ --	$25,352	$ -

Forward currency contracts to sell	--	77,006	--

Futures contracts	(31,910)	--	--

Written options	--	(24,745,949)	--

TBA sale commitments	--	(40,435,116)	--

Receivable purchase agreement	--	--	(166,103)

Interest rate swap contracts	--	(10,661,858)	--

Total return swap contracts	--	675,490	--

Credit default contracts	--	(666,811)	--

Totals by level	$(31,910)	$(75,731,886)	$(166,103)

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$239,909	$906,720

Foreign exchange contracts	1,277,244	1,174,886

Interest rate contracts	20,501,984	48,645,641

Total	$22,019,137	$50,727,247

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Equity Income Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (93.5%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Omnicom Group, Inc.	44,750	$1,736,748
		1,736,748

Aerospace and defense (3.1%)
L-3 Communications Holdings, Inc.	21,050	1,928,812
Northrop Grumman Corp.	30,800	2,019,556
Raytheon Co.	109,870	6,275,774
United Technologies Corp.	30,360	2,234,800
		12,458,942

Automotive (0.6%)
TRW Automotive Holdings Corp. (NON)	90,780	2,594,492
		2,594,492

Banking (12.2%)
Bank of America Corp.	829,624	14,808,788
Bank of New York Mellon Corp. (The)	23,140	714,563
JPMorgan Chase & Co.	234,440	10,491,190
PNC Financial Services Group, Inc.	2,780	165,966
Popular, Inc. (Puerto Rico) (NON)	80,380	233,906
State Street Corp.	276,240	12,469,474
SunTrust Banks, Inc.	42,010	1,125,448
U.S. Bancorp	61,720	1,597,314
Wells Fargo & Co.	269,602	8,390,014
		49,996,663

Beverage (0.7%)
Coca-Cola Enterprises, Inc.	51,110	1,413,703
Molson Coors Brewing Co. Class B	39,639	1,667,216
		3,080,919

Biotechnology (1.4%)
Amgen, Inc. (NON)	35,740	2,135,822
Genzyme Corp. (NON)	72,380	3,751,455
		5,887,277

Broadcasting (0.3%)
DISH Network Corp. Class A	64,180	1,336,228
		1,336,228

Building materials (0.1%)
Owens Corning, Inc. (NON)	8,070	205,301
		205,301

Cable television (2.0%)
Comcast Corp. Special Class A	259,470	4,662,676
DIRECTV Class A (NON)	81,070	2,740,977
Time Warner Cable, Inc.	21,860	1,165,357
		8,569,010

Chemicals (2.1%)
Ashland, Inc.	20,810	1,098,144
FMC Corp.	52,730	3,192,274
Lubrizol Corp. (The)	44,560	4,087,043
		8,377,461

Commercial and consumer services (0.1%)
Dun & Bradstreet Corp. (The)	5,480	407,822
		407,822

Communications equipment (0.4%)
Harris Corp.	8,630	409,839
Qualcomm, Inc.	28,010	1,176,140
		1,585,979

Computers (2.5%)
Brocade Communications Systems, Inc. (NON)	70,410	402,041
Dell, Inc. (NON)	214,190	3,214,992
EMC Corp. (NON)	148,730	2,683,089
IBM Corp.	30,448	3,904,956
		10,205,078

Conglomerates (1.3%)
SPX Corp.	19,500	1,293,240
Tyco International, Ltd.	100,075	3,827,863

		5,121,103

Consumer (0.2%)
Jarden Corp.	26,200	872,198
		872,198

Consumer goods (2.1%)
Kimberly-Clark Corp.	131,610	8,275,637
Newell Rubbermaid, Inc.	32,180	489,136
		8,764,773

Containers (0.6%)
Owens-Illinois, Inc. (NON)	74,430	2,645,242
		2,645,242

Electric utilities (4.4%)
Alliant Energy Corp.	13,690	455,329
Ameren Corp.	116,350	3,034,408
Edison International	23,650	808,121
Great Plains Energy, Inc.	229,850	4,268,315
NV Energy, Inc.	314,580	3,878,771
Pepco Holdings, Inc.	329,111	5,644,254
		18,089,198

Electrical equipment (0.8%)
Hubbell, Inc. Class B	61,000	3,076,230
		3,076,230

Electronics (1.2%)
Integrated Device Technology, Inc. (NON)	128,920	790,280
Texas Instruments, Inc.	166,510	4,074,500
		4,864,780

Energy (oil field) (0.5%)
Transocean, Ltd. (Switzerland) (NON)	23,860	2,061,027
		2,061,027

Financial (3.5%)
Assurant, Inc.	173,150	5,952,897
Discover Financial Services	563,261	8,392,589
		14,345,486

Food (1.4%)
Campbell Soup Co.	111,616	3,945,626
Kraft Foods, Inc. Class A	63,120	1,908,749
		5,854,375

Forest products and packaging (0.8%)
Bemis Co., Inc.	20,420	586,462
Sonoco Products Co.	83,910	2,583,589
		3,170,051

Health-care services (1.9%)
Aetna, Inc.	19,200	674,112
AmerisourceBergen Corp.	72,980	2,110,582
McKesson Corp.	64,400	4,232,368
Omnicare, Inc.	19,860	561,839
		7,578,901

Insurance (3.9%)
Aflac, Inc.	16,220	880,584
Allied World Assurance Company Holdings, Ltd. (Bermuda)	34,710	1,556,744
Arch Capital Group, Ltd. (NON)	15,620	1,191,025
Assured Guaranty, Ltd. (Bermuda)	176,480	3,877,266
Axis Capital Holdings, Ltd.	10,370	324,166
Fidelity National Financial, Inc. Class A	30,640	454,085
Hartford Financial Services Group, Inc. (The)	138,790	3,944,412
PartnerRe, Ltd.	17,850	1,423,002
Primerica, Inc. (NON)	3,200	48,000
Validus Holdings, Ltd. (Bermuda)	83,013	2,285,348
		15,984,632

Investment banking/Brokerage (1.9%)
Franklin Resources, Inc.	3,490	387,041
Morgan Stanley	245,770	7,198,603
		7,585,644

Lodging/Tourism (0.1%)
Wyndham Worldwide Corp.	23,700	609,801
		609,801

Manufacturing (0.4%)
Cooper Industries PLC Class A	30,760	1,474,634

		1,474,634

Media (3.4%)
Interpublic Group of Companies, Inc. (The) (NON)	628,110	5,225,875
Time Warner, Inc.	144,990	4,533,837
Viacom, Inc. Class B (NON)	115,860	3,983,267
		13,742,979

Medical technology (1.7%)
Baxter International, Inc.	15,340	892,788
Boston Scientific Corp. (NON)	393,630	2,842,009
Covidien PLC (Ireland)	11,572	581,840
Medtronic, Inc.	55,930	2,518,528
		6,835,165

Oil and gas (13.6%)
Anadarko Petroleum Corp.	7,930	577,542
BP PLC ADR (United Kingdom) (S)	230,430	13,150,640
Chevron Corp.	256,100	19,420,063
EOG Resources, Inc.	1,710	158,927
Exxon Mobil Corp.	11,530	772,279
Marathon Oil Corp.	188,980	5,979,327
Newfield Exploration Co. (NON)	15,640	814,062
Occidental Petroleum Corp.	14,990	1,267,255
Total SA (France)	230,170	13,362,079
Total SA ADR (France)	10	580
		55,502,754

Pharmaceuticals (7.3%)
Abbott Laboratories	159,750	8,415,630
Johnson & Johnson	130,850	8,531,420
Pfizer, Inc.	747,760	12,824,084
		29,771,134

Power producers (1.4%)
AES Corp. (The) (NON)	505,190	5,557,090
		5,557,090

Publishing (0.5%)
R. R. Donnelley & Sons Co.	92,960	1,984,696
		1,984,696

Real estate (1.5%)
Annaly Capital Management, Inc. (R)	241,490	4,148,798
MFA Mortgage Investments, Inc. (R)	244,900	1,802,464
		5,951,262

Regional Bells (1.4%)
AT&T, Inc. (S)	106,540	2,752,994
Verizon Communications, Inc. (S)	97,180	3,014,524
		5,767,518

Restaurants (0.1%)
Brinker International, Inc.	24,263	467,791
		467,791

Retail (4.4%)
Big Lots, Inc. (NON)	109,750	3,997,095
CVS Caremark Corp.	164,850	6,026,916
Foot Locker, Inc.	113,810	1,711,702
Macy's, Inc.	83,400	1,815,618
Office Depot, Inc. (NON)	27,210	217,136
OfficeMax, Inc. (NON)	24,200	397,364
Wal-Mart Stores, Inc.	68,460	3,806,376
		17,972,207

Semiconductor (0.8%)
Atmel Corp. (NON)	386,111	1,942,138
KLA-Tencor Corp.	46,730	1,444,892
		3,387,030

Software (3.4%)
BMC Software, Inc. (NON)	2,130	80,940
CA, Inc.	108,290	2,541,566
Microsoft Corp.	316,051	9,250,813
Parametric Technology Corp. (NON)	88,780	1,602,479
Symantec Corp. (NON)	31,840	538,733
		14,014,531

Textiles (0.5%)
Hanesbrands, Inc. (NON) (S)	68,040	1,892,873
		1,892,873

Tire and rubber (0.9%)

Goodyear Tire & Rubber Co. (The) (NON)			284,490	3,595,954
				3,595,954

Tobacco (1.7%)
Lorillard, Inc.			12,880	969,091
Philip Morris International, Inc.			114,630	5,979,101
				6,948,192

Total common stocks (cost $297,194,398)				$381,931,171

CONVERTIBLE BONDS AND NOTES (2.7%)(a)
			Principal amount	Value

Alexandria Real Estate Equities, Inc. 144A cv. sr.
unsec. notes 8s, 2029 (R)			$830,000	$1,450,425
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014			4,385,000	6,632,313
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			510,000	763,572
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			295,000	361,744
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			1,174,000	1,714,744

Total convertible bonds and notes (cost $7,924,497)				$10,922,798

CONVERTIBLE PREFERRED STOCKS (2.2%)(a)
			Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.			65,745	$4,187,299
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			65,720	1,738,951
XL Capital, Ltd. $2.687 cv. pfd.			101,280	2,917,877

Total convertible preferred stocks (cost $7,326,981)				$8,844,127

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

Apollo Investment Corp.			233,780	$2,976,019

Total investment companies (cost $2,273,683)				$2,976,019

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$42.42	118,895	$1,827,416

Total warrants (cost $1,538,775)				$1,827,416

SHORT-TERM INVESTMENTS (1.8%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			1,405,864	$1,405,864
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)			$6,102,462	6,101,650

Total short-term investments (cost $7,507,514)				$7,507,514

TOTAL INVESTMENTS

Total investments (cost $323,765,848) (b)				$414,009,045

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $408,316,494.

(b) The aggregate identified cost on a tax basis is $301,512,247, resulting in gross unrealized appreciation and depreciation of $114,939,228 and $2,442,430, respectively, or net unrealized appreciation of $112,496,798.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $5,954,267. The fund received cash collateral of $6,101,650 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $314 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $15,273,866 and $16,286,726, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$11,547,512	$--	$--

Capital goods	19,655,048	--	--

Communication services	14,336,528	--	--

Conglomerates	5,121,103	--	--

Consumer cyclicals	40,924,383	--	--

Consumer staples	31,142,966	--	--

Energy	57,563,781	--	--

Financials	93,863,687	--	--

Health care	50,072,477	--	--

Technology	34,057,398	--	--

Utilities and power	23,646,288	--	--

Total common stocks	381,931,171	--	--

Convertible bonds and notes	--	10,922,798	--

Convertible preferred stocks	--	8,844,127	--

Investment Companies	2,976,019	--	--

Warrants	1,827,416	--	--

Short-term investments	1,405,864	6,101,650	--

Totals by level	$388,140,470	$25,868,575	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (59.4%)(a)
	Shares	Value

Banking (6.8%)
Bank of America Corp.	169,202	$3,020,256
Bank of New York Mellon Corp. (The)	54,300	1,676,784
JPMorgan Chase & Co.	95,600	4,278,100
PNC Financial Services Group, Inc.	20,100	1,199,970
State Street Corp.	22,400	1,011,136
SunTrust Banks, Inc.	11,500	308,085
U.S. Bancorp	34,700	898,036
Wells Fargo & Co.	76,200	2,371,344
		14,763,711

Basic materials (1.6%)
Alcoa, Inc.	20,200	287,648
Dow Chemical Co. (The)	14,800	437,636
E.I. du Pont de Nemours & Co.	29,600	1,102,304
Nucor Corp.	15,500	703,390
PPG Industries, Inc.	11,100	725,940
Weyerhaeuser Co.	6,700	303,309
		3,560,227

Capital goods (3.5%)
Avery Dennison Corp.	3,600	131,076
Boeing Co. (The)	7,150	519,162
Caterpillar, Inc.	6,800	427,380
Deere (John) & Co.	6,400	380,544
Emerson Electric Co.	9,600	483,264
Lockheed Martin Corp.	19,000	1,581,180
Northrop Grumman Corp.	12,400	813,068
Parker Hannifin Corp.	15,100	977,574
Raytheon Co.	23,400	1,336,608
United Technologies Corp.	14,500	1,067,345
		7,717,201

Communication services (3.4%)
AT&T, Inc.	116,500	3,010,360
Comcast Corp. Class A	50,300	946,646
DIRECTV Class A (NON)	16,300	551,103
Time Warner Cable, Inc.	17,500	932,925
Verizon Communications, Inc.	51,540	1,598,771
Vodafone Group PLC ADR (United Kingdom)	15,000	349,350
		7,389,155

Conglomerates (1.8%)
3M Co.	6,900	576,633
General Electric Co.	98,700	1,796,340
Honeywell International, Inc.	12,000	543,240
Tyco International, Ltd.	29,000	1,109,250
		4,025,463

Consumer cyclicals (4.7%)
D.R. Horton, Inc.	12,200	153,720
DISH Network Corp. Class A	10,700	222,774
Ford Motor Co. (NON)	10,200	128,214
Home Depot, Inc. (The)	36,700	1,187,245
Lowe's Cos., Inc.	31,000	751,440
Marriott International, Inc. Class A	9,318	293,703
Staples, Inc.	24,500	573,055
Target Corp.	19,000	999,400
Time Warner, Inc.	46,900	1,466,563
TJX Cos., Inc. (The)	28,400	1,207,568
Viacom, Inc. Class B (NON)	41,900	1,440,522
Wal-Mart Stores, Inc.	15,100	839,560
Walt Disney Co. (The)	26,100	911,151
Whirlpool Corp.	1,700	148,325
		10,323,240

Consumer staples (5.7%)
Avis Budget Group, Inc. (NON)	28,000	322,000
Clorox Co.	21,500	1,379,010
Coca-Cola Co. (The)	6,000	330,000
Coca-Cola Enterprises, Inc.	12,500	345,750
CVS Caremark Corp.	37,800	1,381,968
General Mills, Inc.	3,800	269,002
Kellogg Co.	23,300	1,244,919
Kimberly-Clark Corp.	21,100	1,326,768
Kraft Foods, Inc. Class A	24,302	734,892
Kroger Co.	9,600	207,936
Lorillard, Inc.	8,500	639,540
Newell Rubbermaid, Inc.	50,800	772,160
Philip Morris International, Inc.	51,780	2,700,845
Procter & Gamble Co. (The)	13,700	866,799
		12,521,589

Energy (9.3%)
Anadarko Petroleum Corp.	11,100	808,413
BP PLC ADR (United Kingdom)	15,500	884,585
Chevron Corp.	58,200	4,413,306
ConocoPhillips	15,900	813,603
Devon Energy Corp.	6,200	399,466
EOG Resources, Inc.	3,200	297,408
Exxon Mobil Corp.	71,200	4,768,976
Halliburton Co.	32,700	985,251
Marathon Oil Corp.	45,200	1,430,128
Newfield Exploration Co. (NON)	9,500	494,475
Noble Corp. (Switzerland)	10,100	422,382
Occidental Petroleum Corp.	21,500	1,817,610
Smith International, Inc.	7,000	299,740
Total SA ADR (France)	32,800	1,903,056
Valero Energy Corp.	28,200	555,540
		20,293,939

Financials (2.5%)
Chubb Corp. (The)	26,200	1,358,470
Goldman Sachs Group, Inc. (The)	14,680	2,504,848
Travelers Cos., Inc. (The)	31,600	1,704,504
		5,567,822

Health care (7.5%)
Abbott Laboratories	14,900	784,932
Aetna, Inc.	30,800	1,081,388
Amgen, Inc. (NON)	2,300	137,448
Baxter International, Inc.	18,600	1,082,520
Bristol-Myers Squibb Co.	13,000	347,100
Covidien PLC (Ireland)	19,325	971,661
Genzyme Corp. (NON)	2,800	145,124
Hospira, Inc. (NON)	7,900	447,535
Johnson & Johnson	38,400	2,503,680
McKesson Corp.	12,100	795,212
Medtronic, Inc.	24,000	1,080,720
Merck & Co., Inc.	38,500	1,437,975
Pfizer, Inc.	228,648	3,921,313
Thermo Fisher Scientific, Inc. (NON)	19,100	982,504
WellPoint, Inc. (NON)	10,500	675,990
		16,395,102

Insurance (2.5%)
ACE, Ltd.	23,600	1,234,280
Allstate Corp. (The)	15,600	504,036
Everest Re Group, Ltd.	5,800	469,394
Hartford Financial Services Group, Inc. (The)	9,500	269,990
Marsh & McLennan Cos., Inc.	29,000	708,180
MetLife, Inc.	41,000	1,776,940
RenaissanceRe Holdings, Ltd.	8,300	471,108
		5,433,928

Investment banking/Brokerage (0.6%)
Morgan Stanley	46,250	1,354,663
		1,354,663

Real estate (0.5%)
Equity Residential Trust (R)	13,652	534,476
Simon Property Group, Inc. (R)	5,441	456,500
		990,976

Technology (5.1%)
Atmel Corp. (NON)	121,200	609,636
BMC Software, Inc. (NON)	8,800	334,400
Cisco Systems, Inc. (NON)	30,900	804,327
Electronic Arts, Inc. (NON)	12,000	223,920
EMC Corp. (NON)	70,400	1,270,016
IBM Corp.	9,100	1,167,075
Intel Corp.	39,300	874,818
KLA-Tencor Corp.	27,000	834,840
Microsoft Corp.	45,200	1,323,004
Motorola, Inc. (NON)	81,700	573,534
Nokia Corp. ADR (Finland)	14,500	225,330
Oracle Corp.	15,800	405,902
Qualcomm, Inc.	26,600	1,116,934
Texas Instruments, Inc.	21,900	535,893
Yahoo!, Inc. (NON)	52,000	859,560
		11,159,189

Transportation (0.3%)
FedEx Corp.	5,500	513,700
United Parcel Service, Inc. Class B	3,700	238,317
		752,017

Utilities and power (3.5%)
Ameren Corp.	25,800	672,864
American Electric Power Co., Inc.	24,000	820,320
Dominion Resources, Inc.	6,900	283,659
Duke Energy Corp.	16,000	261,120

Edison International	35,800	1,223,286
El Paso Corp.	75,400	817,336
Entergy Corp.	16,220	1,319,497
Exelon Corp.	4,600	201,526
FPL Group, Inc.	2,700	130,491
PG&E Corp.	33,440	1,418,526
Wisconsin Energy Corp.	9,100	449,631
		7,598,256
Total common stocks (cost $108,688,776)		$129,846,478

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.8%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (9.8%)
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, May 1, 2040	$2,000,000	$2,132,265
6s, TBA, April 1, 2040	2,000,000	2,124,061
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	3,226,254	3,403,140
5 1/2s, TBA, May 1, 2040	4,000,000	4,198,437
5 1/2s, TBA, April 1, 2040	4,000,000	4,214,687
5s, with due dates from August 1, 2033 to March 1, 2039	5,209,045	5,381,960
		21,454,550
Total U.S. government and agency mortgage obligations (cost $21,316,121)		$21,454,550

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.2%)(a)
	Principal amount	Value

Fannie Mae
7 1/4s, May 15, 2030	$2,140,000	$2,722,455
2 3/4s, March 13, 2014	6,350,000	6,472,842
Freddie Mac 3 3/4s, March 27, 2019	800,000	782,276
General Electric Capital Corp. 1 5/8s, FDIC guaranteed
notes, January 7, 2011	1,000,000	1,009,566
Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed
notes, July 15, 2011	1,000,000	1,011,266
JPMorgan Chase & Co. 2 5/8s, FDIC guaranteed,
December 1, 2010	1,000,000	1,014,462
Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011	300,000	305,039
Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	132,000	136,296
2 1/8s, FDIC guaranteed notes, June 15, 2012	168,000	170,589

Total U.S. government agency obligations (cost $13,591,003)		$13,624,791

U.S. TREASURY OBLIGATIONS (4.6%)(a)
	Principal amount	Value

U.S. Treasury Bonds 7 5/8s, February 15, 2025	$1,010,000	$1,372,810
U.S. Treasury Notes
5s, February 15, 2011	1,330,000	1,383,770
4 7/8s, July 31, 2011	1,580,000	1,669,676
2 3/4s, February 15, 2019	930,000	863,302
1 1/8s, June 30, 2011	4,730,000	4,764,735

Total U.S. treasury obligations (cost $10,070,990)		$10,054,293

CORPORATE BONDS AND NOTES (13.1%)(a)
	Principal amount	Value

Basic materials (0.8%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$29,949
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	4,000	4,654
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	235,000	298,258
Dow Chemical Co. (The) notes 9.4s, 2039	35,000	46,915
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	175,000	211,705
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	137,000	148,319
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	209,000	231,990
Holcim, Ltd. 144A company guaranty 6s, 2019
(Switzerland)	40,000	41,540
International Paper Co. bonds 7.95s, 2018	35,000	40,892
International Paper Co. sr. unsec. notes 9 3/8s, 2019	204,000	254,490
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	113,000	123,953
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	40,000	51,337
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	26,420
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	95,000	103,153
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	6,000	7,350
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	7,000	8,330
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	6,000	7,110
Westvaco Corp. unsec. notes 7 1/2s, 2027	21,000	20,423
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	99,118
		1,755,906

Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	250,000	272,500
GE Capital Trust I unsec. sub. bonds FRB, 6 3/8s, 2067	215,000	200,756
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	120,497
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	125,000	133,287
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	40,000	40,966
Thomas & Betts Corp. sr. unsec. unsub. notes 5 5/8s,
2021	40,000	40,473
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	65,000	69,327
United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	15,135
United Technologies Corp. sr. unsec. notes 4 1/2s, 2020	25,000	25,086
		918,027

Communication services (1.3%)
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	85,000	87,415
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	120,000	135,000
AT&T, Inc. sr. unsec. bond 6.55s, 2039	310,000	325,885
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	75,000	79,624
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	157,000	182,476
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	127,004
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	21,636
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	162,061
Cox Communications, Inc. 144A notes 5 7/8s, 2016	34,000	36,309
France Telecom notes 8 1/2s, 2031 (France)	50,000	66,322
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	27,000	29,964
TCI Communications, Inc. company guaranty 7 7/8s, 2026	345,000	395,446
TCI Communications, Inc. debs. 9.8s, 2012	44,000	49,916
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	125,000	137,083
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	100,299
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	28,857
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	60,000	62,940
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	60,000	75,117
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	124,866
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	149,727
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	52,599
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	335,000	366,102
		2,796,648

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	108,831
		108,831

Consumer cyclicals (0.9%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	41,000	43,153
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	155,000	171,839
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	5,000	5,444
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	64,000	67,459
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
notes 6.35s, 2040	60,000	59,560
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	120,000	124,883
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	90,000	89,872
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	125,000	134,063
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	40,000	41,700
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	161,444
News America Holdings, Inc. debs. 7 3/4s, 2045	182,000	211,673
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	130,000	130,327
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	97,402
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	48,000	56,280
Target Corp. bonds 6 1/2s, 2037	230,000	250,295
Time Warner Entertainment Co., LP debs., 8 3/8s, 2023	20,000	24,409
Time Warner, Inc. debs. 9.15s, 2023	85,000	110,375
Time Warner, Inc. debs. 9 1/8s, 2013	50,000	58,414
Viacom, Inc. company guaranty 5 5/8s, 2012	21,000	22,529
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	4,000	4,469
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	75,000	82,653
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	15,000	17,408
		1,965,651

Consumer staples (1.2%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	35,000	42,530

Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	35,000	40,885
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	25,000	32,240
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	250,000	297,346
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	143,910
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	272,000	257,040
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	174,634	194,197
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	60,625	65,206
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	5,000	5,410
Diageo PLC company guaranty 8s, 2022 (Canada)	230,000	281,812
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	130,000	130,156
General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	21,414
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	55,000	62,400
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	119,279
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	305,000	314,177
Kroger Co. company guaranty 6 3/4s, 2012	60,000	65,555
Kroger Co. company guaranty 6.4s, 2017	55,000	61,147
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	81,301
McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	89,613
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	77,638
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	100,000	105,395
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	45,000	48,488
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	100,000	114,899
		2,652,038

Energy (0.5%)
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	145,950
Devon Energy Corp. sr. notes 6.3s, 2019	40,000	44,647
El Paso Pipeline Partners Operating Co., LLC company
guaranty sr. unsec. notes 6 1/2s, 2020	30,000	30,113
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	25,000	27,884
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	32,198
Forest Oil Corp. sr. notes 8s, 2011	80,000	84,400
Kerr-McGee Corp. sec. notes 6.95s, 2024	75,000	83,427
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	52,642
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	15,000	16,165
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	91,575
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	50,000	56,821
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	110,000
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	30,788
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	37,589
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	45,000	56,942
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	65,000	69,262
Williams Partners LP 144A sr. unsec. notes 6.3s, 2040	15,000	14,906
Williams Partners LP 144A sr. unsec. notes 5 1/4s, 2020	30,000	30,061
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	50,000	51,228
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	30,000	35,189
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	25,000	28,854
		1,130,641

Financials (4.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	45,000	46,375
AGFC Capital Trust I 144A company guaranty 6s, 2067	100,000	67,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	62,000	67,540
American Express Co. sr. unsec. notes 8 1/8s, 2019	150,000	181,680
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.449s, 2011	100,000	96,189
AON Corp. jr. unsec. sub. notes, 8.205s, 2027	100,000	105,511
BankAmerica Capital III bank guaranty jr. unsec. FRN,
0.821s, 2027	288,000	198,060
Barclays Bank PLC 144A sub. notes 10.179s, 2021	120,000	154,428
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	280,000	288,755
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	226,713
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	44,000	50,850
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012	199,500	194,806
Capital One Capital III company guaranty 7.686s, 2036	41,000	39,206
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	145,000	171,779
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	109,052
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	54,059
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	130,000	133,727
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	180,000	188,513
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.4s, 2010	135,000	134,951
Citigroup, Inc. sub. notes 5s, 2014	205,000	204,711
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	10,000	9,345
CNA Financial Corp. unsec. notes 6s, 2011	100,000	104,334
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	185,000	186,916
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	106,000	99,375

Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	100,000	102,545
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	95,000	97,062
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	40,000	33,400
Digital Realty Trust LP 144A bonds 5 7/8s, 2020 (R)	44,000	43,096
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	15,000	14,999
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)	100,000	106,780
Fleet Capital Trust V bank guaranty FRN 1.261s, 2028	279,000	173,455
Fund American Cos., Inc. notes 5 7/8s, 2013	46,000	47,483
GATX Financial Corp. notes 5.8s, 2016	80,000	79,071
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.379s, 2012	530,000	519,484
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020	115,000	117,116
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	200,000	227,954
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	78,000	84,317
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 5 3/8s, 2020	50,000	49,541
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	39,000	38,847
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	129,037
HSBC Finance Capital Trust IX FRN 5.911s, 2035	300,000	265,500
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	170,000	176,219
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	18,000	17,642
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1 1/4s, 2047	488,000	366,231
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	241,000	239,898
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	90,000	101,280
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	257,432
Loews Corp. notes 5 1/4s, 2016	35,000	36,495
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	70,000	89,169
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	295,000	326,999
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.449s,
2011	110,000	109,371
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	300,000	306,000
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	50,895
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	93,031
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	60,779
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	42,007
Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	29,700
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	305,000	299,469
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	50,000	57,339
Prudential Financial, Inc. sr. notes 6.2s, 2015	50,000	54,581
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	245,000	268,583
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	113,000	110,286
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	47,000	47,216
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.257s, 2037	265,000	197,232
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	70,000	70,719
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	110,000	119,321
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	20,000	21,874
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	85,000	84,355
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	319,749
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	265,000	286,191
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	135,000	151,105
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	135,000	144,056
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	55,000	61,600
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	5,000	4,928
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	140,000	130,946
		9,976,260

Government (0.5%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	500,000	488,930
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	659,355
		1,148,285

Health care (0.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	51,459
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	194,000	216,684
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	5,000	5,232
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	16,000	18,516
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	39,000	43,234
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	59,000	64,065
Hospira, Inc. sr. notes 6.05s, 2017	5,000	5,370

Hospira, Inc. sr. notes 5.55s, 2012	60,000	63,809
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	33,000	31,565
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	17,000	16,624
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	30,000	28,240
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	61,602
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	45,000	47,301
WellPoint, Inc. notes 7s, 2019	90,000	101,817
		755,518

Technology (0.2%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	90,000	92,582
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	210,000	227,251
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	73,000	76,005
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	28,000	28,754
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	34,000	34,450
		459,042

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	5,025
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	35,000	39,954
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	50,000	49,377
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	5,789	5,847
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	64,373	64,534
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	189,151	176,147
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	108,567	112,190
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	52,589
		505,663

Utilities and power (2.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	60,000	64,002
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	53,107
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	110,000	128,019
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	185,000	198,955
Beaver Valley II Funding debs. 9s, 2017	133,000	143,693
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	120,000	129,051
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	321,332	328,444
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	33,229
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	232,545
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	70,000	74,593
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	54,766
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	248,000	234,360
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	98,145
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	54,000	58,998
El Paso Natural Gas Co. sr. unsec. unsub. bonds,
8 3/8s, 2032	75,000	87,776
Electricite de France 144A notes 6.95s, 2039 (France)	100,000	114,804
Electricite de France 144A sr. notes 5.6s, 2040
(France)	40,000	38,610
Electricite de France 144A sr. notes 4.6s, 2020
(France)	120,000	118,289
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	62,000	61,861
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	27,000	28,638
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	130,000	166,614
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	10,000	10,375
ITC Holdings Corp. 144A notes 5 7/8s, 2016	36,000	37,558
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	41,928
Kansas Gas & Electric bonds 5.647s, 2021	48,714	48,853
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	10,000	10,965
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	45,000	50,837
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	365,000	379,002
Northwestern Corp. sec. notes 5 7/8s, 2014	36,000	36,914
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	47,837
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	30,000	29,731
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	37,000	37,433
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	209,863	215,360
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	20,000	20,802
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	99,000	88,185
Southern California Edison Co. 1st mtge. bonds 5 1/2s,
2040	125,000	122,014
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	86,270
Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	129,799
Teco Energy, Inc. sr. notes FRN 2.249s, 2010	95,000	95,065
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	150,000	182,376
TransAlta Corp. sr. notes 6 1/2s, 2040	35,000	34,602
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	95,000	102,785

TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	66,605
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	125,000	138,254
		4,462,049
Total corporate bonds and notes (cost $27,442,421)		$28,634,559

MORTGAGE-BACKED SECURITIES (4.4%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
7.744s, 2029	$136,507	$148,047
Banc of America Commercial Mortgage, Inc. 144A Ser.
05-1, Class XW, IO, 0.098s, 2042	36,287,095	50,885
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.18s, 2018	26,000	15,600
FRB Ser. 04-BBA4, Class G, 0.93s, 2018	61,000	39,650
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.23s, 2022	111,000	51,702
FRB Ser. 05-MIB1, Class J, 1.28s, 2022	244,000	131,760
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	1,120,369	113,829
Ser. 04-2, IO, 2.97s, 2034	660,209	21,787
Ser. 05-1A, IO, 2.87s, 2035	528,069	21,968
Ser. 04-3, IO, 2.87s, 2035	341,242	13,411
Ser. 05-3A, IO, 2.15s, 2035	1,621,066	79,432
Ser. 06-2A, IO, 1.798s, 2036	322,893	19,567
FRB Ser. 05-1A, Class A1, 0.546s, 2035	120,230	88,971
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.196s, 2032	151,000	125,769
Ser. 05-PWR9, Class X1, IO, 0.194s, 2042	6,689,098	46,623
Ser. 04-PR3I, Class X1, IO, 0.168s, 2041	797,285	12,340
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.142s, 2038	2,258,189	33,512
Ser. 07-PW15, Class X1, IO, 0.088s, 2044	8,776,638	62,051
Ser. 05-PW10, Class X1, IO, 0.061s, 2040	16,844,305	27,793
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	52,227	52,845
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	3,564,078	62,928
Ser. 07-CD4, Class XC, IO, 0.086s, 2049	11,920,643	89,405
Ser. 06-CD2, Class X, IO, 0.085s, 2046	10,534,087	30,854
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	95,630
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	73,500
FRB Ser. 01-J2A, Class A2F, 0.73s, 2034	211,000	200,643
Ser. 03-LB1A, Class X1, IO, 0.536s, 2038	1,116,647	40,780
Ser. 05-LP5, Class XC, IO, 0.194s, 2043	7,621,461	72,458
Ser. 06-C8, Class XS, IO, 0.134s, 2046	6,296,361	64,962
Ser. 05-C6, Class XC, IO, 0.067s, 2044	11,165,211	59,862
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035 (F)	98,557	91,704
IFB Ser. 05-R1, Class 1AS, IO, 5.664s, 2035	864,868	98,014
IFB Ser. 05-R2, Class 1AS, IO, 5.322s, 2035	513,956	53,992
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.152s, 2039	4,055,659	58,791
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.11s, 2049	15,902,324	99,405
Ser. 07-C1, Class AX, IO, 0.084s, 2040	11,105,331	83,201
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 1.18s, 2016	189,000	166,320
FRB Ser. 05-TF2A, Class J, 1.13s, 2020	51,356	44,679
FRB Ser. 04-TF2A, Class H, 0.93s, 2019	81,000	78,570
DLJ Commercial Mortgage Corp. Ser. 00-CF1, Class A1B,
7.62s, 2033	30,371	30,346
Fannie Mae
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	1,235,456	177,646
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	216,711	27,031
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	624,258	81,345
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	839,911	94,018
Ser. 06-W3, Class 1AS, IO, 5.767s, 2046	1,143,707	134,007
Ser. 03-W12, Class 2, IO, 2.221s, 2043	725,500	60,010
Ser. 03-W10, Class 3, IO, 1.857s, 2043	438,688	31,151
Ser. 03-W10, Class 1, IO, 1.78s, 2043	2,440,214	160,506
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,732,135	108,149
Ser. 03-W17, Class 12, IO, 1.14s, 2033	683,425	29,900
Ser. 03-T2, Class 2, IO, 0.81s, 2042	2,547,540	74,015
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	245,334	6,165
Ser. 03-W6, Class 51, IO, 0.666s, 2042	757,782	17,966
Ser. 01-T12, Class IO, 0.565s, 2041	1,248,135	27,078
Ser. 03-W2, Class 1, IO, 0.467s, 2042	1,315,182	14,876
Ser. 03-W3, Class 1, IO, 0.442s, 2042	2,629,023	39,444
Ser. 02-T1, Class IO, IO, 0.423s, 2031	1,107,405	14,609
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,061,449	14,116
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,125,328	14,426
Ser. 03-W4, Class 3A, IO, 0.139s, 2042	1,062,323	7,121
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO, 0.524s, 2043	1,063,398	21,106
Ser. T-56, Class 1, IO, 0.13s, 2043	982,972	7,590
Ser. T-56, Class 2, IO, 0.01s, 2043	897,788	77
Ser. T-56, Class 3, IO, 0.008s, 2043	740,446	5,952
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.678s, 2033	3,285,645	24,470
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	118,702
Freddie Mac
IFB Ser. 2922, Class SE, IO, 6.52s, 2035	437,538	62,566
IFB Ser. 3510, Class IB, IO, 6.37s, 2036	387,457	63,218

IFB Ser. 3510, Class IA, IO, 6.27s, 2037	643,230	84,913
IFB Ser. 3510, Class DI, IO, 6 1/4s, 2035	611,504	86,938
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.098s, 2045	29,690,323	118,231
Ser. 07-C1, Class XC, IO, 0.094s, 2049	24,267,250	134,797
GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1,
Class X1, IO, 0.357s, 2043	8,621,366	102,831
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	80,485	61,973
Ser. 06-C1, Class XC, IO, 0.073s, 2045	17,033,388	75,334
Government National Mortgage Association
IFB Ser. 06-16, Class GS, IO, 6 3/4s, 2036	53,287	7,012
IFB Ser. 07-68, Class PI, IO, 6.41s, 2037	229,798	19,837
IFB Ser. 05-65, Class SI, IO, 6.11s, 2035	362,914	41,561
IFB Ser. 07-17, Class IC, IO, 6.02s, 2037	524,079	70,871
IFB Ser. 05-28, Class SA, IO, 5.96s, 2035	103,687	11,301
IFB Ser. 08-60, Class SH, IO, 5.92s, 2038	97,700	9,369
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	163,539	164,561
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	29,433	27,152
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	100,869	92,815
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	77,386	70,457
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	96,415	91,642
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	108,149	102,796
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	45,816	5
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	233,554
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	148,832
Ser. 05-CB12, Class X1, IO, 0.128s, 2037	7,115,746	57,768
Ser. 06-LDP6, Class X1, IO, 0.063s, 2043	4,686,482	18,232
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	74,182
Ser. 99-C1, Class G, 6.41s, 2031	97,000	57,385
Ser. 98-C4, Class G, 5.6s, 2035	84,000	85,680
Ser. 98-C4, Class H, 5.6s, 2035	143,000	92,950
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.18s, 2017	137,000	112,381
FRB Ser. 05-LLFA, Class J, 1.03s, 2018	57,000	37,702
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035 (F)	80,769	76,770
Ser. 05-1, Class 1A4, 7 1/2s, 2034 (F)	142,264	135,222
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.867s, 2027	359,390	283,653
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.73s, 2022	99,963	85,718
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.414s, 2030	82,000	82,400
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	572,331	443,077
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.259s, 2043	8,882,317	89,561
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 5.35s, 2040	307,478	26,136
Ser. 05-C3, Class X, IO, 4.385s, 2044	380,120	30,410
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.469s, 2043	1,190,793	29,639
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.092s, 2030	124,000	131,440
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
4.175s, 2035 (F)	47,594	43,811
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034 (F)	39,466	35,933
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	146,000	36,500
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	100,000	80,000
Ser. 03-1A, Class M, 5s, 2018	62,000	40,300
Ser. 04-1A, Class L, 5s, 2018	41,000	26,650
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.579s, 2034 (F)	62,942	52,238
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.003s, 2037	5,210,261	644,113
Ser. 07-4, Class 1A4, IO, 1s, 2037	5,608,599	196,185
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.398s, 2037	1,180,242	119,713
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
IO, 0 3/8s, 2048	10,595,513	202,056
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.53s, 2018	100,000	50,000
Ser. 06-C27, Class XC, IO, 0.129s, 2045	5,801,712	51,171
Ser. 06-C23, Class XC, IO, 0.057s, 2045	8,253,801	43,910
Ser. 06-C26, Class XC, IO, 0.051s, 2045	3,252,763	9,270
WAMU Commercial Mortgage Securities Trust 144A Ser.
05-C1A, Class G, 5.72s, 2014	30,000	8,440
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.169s, 2031	186,000	135,780

Total mortgage-backed securities (cost $7,416,430)		$9,674,004

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	82,500	$1,317,525
Utilities Select Sector SPDR Fund	58,500	1,733,355

Total investment companies (cost $2,361,057)		$3,050,880

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 0.936s, 2035	23,169	$8,103
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	7,867	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.639s, 2029	177,323	76,150
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.996s, 2033	62,771	18,524
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	19,195
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.516s, 2033	7,642	2,249
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.246s, 2033	39,969	29,646
FRB Ser. 05-WMC1, Class M1, 0.686s, 2035	108,000	86,400
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	70,000	23,611
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.229s, 2039	544,609	217,843
FRB Ser. 04-D, Class A, 0.832s, 2044	93,832	81,820
Bayview Financial Asset Trust 144A FRB Ser. 03-SSRA,
Class M, 1.596s, 2038	38,021	26,425
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1 1/4s, 2035	70,000	18,963
FRB Ser. 03-1, Class A1, 0.746s, 2042	41,102	31,787
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.666s, 2035	42,547	33,493
Conseco Finance Securitizations Corp. Ser. 02-2,
Class A, IO, 8 1/2s, 2033 (F)	374,265	7,952
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035	40,899	36,827
FRB Ser. 05-14, Class 3A2, 0.486s, 2036	16,465	14,303
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	188,000	37,600
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	10,726	1
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035	23,201	4,536
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	35,100	34,794
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	14,822	14,343
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.546s, 2019	169,000	118,300
Ser. 04-1A, Class B, 1.079s, 2018	4,758	4,425
GEBL 144A
Ser. 04-2, Class D, 2.98s, 2032 (F)	81,103	3,650
Ser. 04-2, Class C, 1.08s, 2032 (F)	81,103	9,732
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.796s, 2030	253,441	25,344
FRB Ser. 05-1A, Class D, 1.776s, 2030	65,752	7,233
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.728s, 2036	217,076	86,830
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.245s, 2036	270,000	18,900
FRB Ser. 02-1A, Class FFL, 2.997s, 2037	460,000	59,800
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	503,648	292,116
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.866s, 2035	80,000	46,551
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.496s, 2032	338,443	294,784
Ser. 02-A IO, 0.3s, 2032	8,387,948	104,849
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	17,578	9,411
FRB Ser. 02-1A, Class A1, 0.94s, 2024	34,799	33,059
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036	56,000	26,514
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	7,837	158
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	43,942	40,586
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.926s, 2035	33,907	19,173
FRB Ser. 05-HE1, Class M3, 0.766s, 2034	50,000	37,378
FRB Ser. 06-NC4, Class M2, 0.546s, 2036	70,000	595
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.74s, 2015	12,371	12,000
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.321s, 2033	4,517	2,657
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	143,801	90,705
Ser. 02-C, Class A1, 5.41s, 2032	363,489	316,235
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	53,312	50,647
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036	33,000	5,552
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	36,851	--
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.896s, 2035	42,750	190
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	184,000	18,400
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.149s, 2044 (United Kingdom)	90,076	20,717

Total asset-backed securities (cost $5,230,688)		$2,581,057

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Rating(RAT)	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$30,000	$30,986
IL State G.O. Bonds
4.421s, 1/1/15		65,000	65,580
4.071s, 1/1/14		185,000	187,109
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		208,000	167,554
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		55,000	57,737
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		285,000	226,604

Total municipal bonds and notes (cost $767,222)			$735,570

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.		5,984	$158,337

Total convertible preferred stocks (cost $149,600)			$158,337

SHORT-TERM INVESTMENTS (9.8%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		$21,040,326	$21,040,326
U.S. Treasury Bills for an effective yield of 0.47%,
April 1, 2010		462,000	462,000

Total short-term investments (cost $21,502,326)			$21,502,326

TOTAL INVESTMENTS

Total investments (cost $218,536,634)(b)			$241,316,845

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $6,335,859) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, April 1, 2040	$2,000,000		$2,124,062
FNMA, 5 1/2s, April 1, 2040	4,000,000		4,214,688

Total			$6,338,750

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $218,642,451.

(b) The aggregate identified cost on a tax basis is $222,566,428, resulting in gross unrealized appreciation and depreciation of $28,295,923 and $9,545,506, respectively, or net unrealized appreciation of $18,750,417.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,345 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,161,357 and $24,054,372, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At March 31, 2010, liquid assets totaling $16,661,152 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB, FRN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,560,227	$--	$--

Capital goods	7,717,201	--	--

Communication services	7,389,155	--	--

Conglomerates	4,025,463	--	--

Consumer cyclicals	10,323,240	--	--

Consumer staples	12,521,589	--	--

Energy	20,293,939	--	--

Financial	28,111,100	--	--

Health care	16,395,102	--	--

Technology	11,159,189	--	--

Transportation	752,017	--	--

Utilities and power	7,598,256	--	--

Total common stocks	129,846,478	--	--

Asset-backed securities	--	2,573,105	7,952

Convertible preferred stocks	--	158,337	--

Corporate bonds and notes	--	28,634,559	--

Investment Companies	3,050,880	--	--

Mortgage-backed securities	--	9,674,004	--

Municipal bonds and notes	--	735,570	--

U.S. Government Agency Obligations	--	13,624,791	--

U.S. Government and Agency Mortgage Obligations	--	21,454,550	--

U.S. Treasury Obligations	--	10,054,293	--

Short-term investments	21,040,326	462,000	--

Totals by level	$153,937,684	$87,371,209	$7,952

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	--	(2,891)	--

Receivable purchase agreement	--	--	(137,971)

Totals by level	$--	$(2,891)	$(137,971)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (48.7%)(a)
	Shares	Value

Basic materials (3.4%)
Acciona SA (Spain)	415	$46,026
Agrium, Inc. (Canada)	1,236	87,475
Akzo Nobel NV (Netherlands)	495	28,211
Albemarle Corp.	1,089	46,424
AMCOL International Corp.	917	24,942
Ameron International Corp.	391	24,590
Ampco-Pittsburgh Corp.	1,384	34,351
Andersons, Inc. (The)	2,961	99,134
Antofagasta PLC (United Kingdom)	21,634	341,518
Arafura Resources, Ltd. (Australia) (NON)	9,096	4,920
ArcelorMittal (Luxembourg)	13,378	587,083
Archer Daniels Midland Co.	11,060	319,634
Armstrong World Industries, Inc. (NON)	2,300	83,513
Ashland, Inc.	5,100	269,127
Austevoll Seafood ASA (Norway) (NON)	3,749	28,213
Avalon Rare Metals, Inc. (Canada) (NON)	2,278	5,657
Balfour Beatty PLC (United Kingdom)	5,910	26,213
BASF SE (Germany)	1,457	90,369
BHP Billiton, Ltd. (Australia)	3,321	132,704
BlueScope Steel, Ltd. (Australia) (NON)	14,583	38,902
Brenntag AG 144A (Germany)	285	21,172
Broadwind Energy, Inc. (NON)	3,025	13,522
Cameco Corp. (Canada)	484	13,266
Cameco Corp. (Canada)	340	9,318
Canada Lithium Corp. (Canada) (NON)	8,295	4,332
Celanese Corp. Ser. A	11,537	367,453
CF Industries Holdings, Inc.	1,903	173,516
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	2,453	57,057
China Green Holdings, Ltd. (China) (S)	42,000	52,906
China National Building Material Co., Ltd. (China)	14,000	27,120
China Rare Earth Holdings, Ltd. (China) (NON)	24,000	5,842
Clearwater Paper Corp. (NON)	884	43,537
Denison Mines Corp. (Canada) (NON)	2,800	4,084
DIC Corp. (Japan)	17,000	36,751
Dow Chemical Co. (The)	4,277	126,471
E.I. du Pont de Nemours & Co.	8,800	327,712
Eastman Chemical Co.	3,300	210,144
Elementos, Ltd. (Australia) (NON)	545	95
Energy Resources of Australia, Ltd. (Australia)	527	9,131
Eurasian Natural Resources Corp. (United Kingdom)	3,356	60,721
Extract Resources, Ltd. (Australia) (NON)	806	5,719
Fletcher Building, Ltd. (New Zealand)	10,864	64,362
FMC Corp.	154	9,323
Freeport-McMoRan Copper & Gold, Inc. Class B	4,700	392,638
Hawkins, Inc.	1,373	33,227
HeidelbergCement AG (Germany)	1,507	84,066
Hitachi Chemical Co., Ltd. (Japan)	8,200	177,269
Horsehead Holding Corp. (NON)	4,562	54,014
HQ Sustainable Maritime Industries, Inc. (NON)	1,069	6,414
Huntsman Corp.	9,668	116,499
Impregilo SpA (Italy)	10,140	35,028
Innophos Holdings, Inc.	1,265	35,294
Insituform Technologies, Inc. (NON)	1,239	32,970
International Paper Co.	7,800	191,958
JFE Holdings, Inc. (Japan)	3,500	141,026
KapStone Paper and Packaging Corp. (NON)	2,153	25,556
Kazakhmys PLC (United Kingdom) (NON)	1,506	34,907
Koninklijke DSM NV (Netherlands)	1,831	81,650
Koppers Holdings, Inc.	3,048	86,319
Korea Zinc Co., Ltd. (South Korea)	148	26,429
Layne Christensen Co. (NON)	1,485	39,664
Lithium Corp. (NON)	3,327	3,460
Lubrizol Corp. (The)	3,000	275,160
Lynas Corp., Ltd. (Australia) (NON)	19,218	8,544
MeadWestvaco Corp.	6,642	169,703
Mitsui Chemicals, Inc. (Japan)	87,000	263,495
Mitsui Mining & Smelting Co., Ltd. (Japan) (NON)	33,000	98,887
Nitto Denko Corp. (Japan)	1,400	54,388
Northwest Pipe Co. (NON)	503	10,991
OJI Paper Co., Ltd. (Japan)	4,000	17,551
OM Group, Inc. (NON)	1,976	66,947
OneSteel, Ltd. (Australia)	33,510	119,803
Orocobre, Ltd. (Australia) (NON)	2,194	4,485
Paladin Energy, Ltd. (Australia) (NON)	3,169	11,475
Pescanova SA (Spain)	634	19,011
Plum Creek Timber Company, Inc. (R)	1,700	66,147
Quest Uranium Corp. (Canada) (NON)	1,691	5,416
Rare Element Resources, Ltd. (Canada) (NON)	1,181	4,108
Rayonier, Inc. (R)	2,100	95,403
Reliance Steel & Aluminum Co.	2,900	142,767
Rio Tinto PLC (United Kingdom)	287	17,012
Rio Tinto, Ltd. (Australia)	2,715	195,125
Rock-Tenn Co. Class A	1,462	66,623
Rockwood Holdings, Inc. (NON)	326	8,678
Sealed Air Corp.	4,500	94,860
Sigma-Adrich Corp.	173	9,283
Sociedad Quimica y Minera de Chile SA ADR (Chile)	224	8,375
STR Holdings, Inc. (NON)	480	11,280
Tantalus Rare Earths AG (Germany) (NON)	42	7,091

Thompson Creek Metals Co., Inc. (Canada) (NON)	3,174	42,944
Tutor Perini Corp. (NON)	1,765	38,389
UEX Corp. (Canada) (NON)	4,000	3,350
Umicore NV/SA (Belgium)	1,023	35,726
United Co., RUSAL PLC (Russia) (NON)	24,000	27,821
United Phosphorus, Ltd. (India)	7,813	25,968
Uranium One, Inc. (Canada) (NON)	2,809	7,418
USEC, Inc. (NON)	1,354	7,813
Vedanta Resources PLC (United Kingdom)	1,543	65,017
voestalpine AG (Austria)	5,198	210,277
W.R. Grace & Co. (NON)	5,224	145,018
Western Lithium Canada Corp. (Canada) (NON)	3,016	4,101
Xstrata PLC (United Kingdom) (NON)	7,312	138,570
		8,165,968

Capital goods (3.4%)
Abengoa SA (Spain)	1,213	34,988
Aecom Technology Corp. (NON)	1,638	46,470
Aisin Seiki Co., Ltd. (Japan)	4,700	140,839
Alstom SA (France)	590	36,793
Altra Holdings, Inc. (NON)	2,674	36,714
Applied Industrial Technologies, Inc.	1,190	29,572
Argon ST, Inc. (NON)	620	16,498
ATC Technology Corp. (NON)	933	16,010
Avery Dennison Corp.	2,700	98,307
AZZ, Inc.	721	24,406
Bio-Treat Technology, Ltd. (China) (NON)	83,000	5,341
Bucyrus International, Inc. Class A	93	6,137
Calgon Carbon Corp. (NON)	970	16,606
Canon, Inc. (Japan)	7,700	356,817
Capstone Turbine Corp. (NON) (S)	18,904	24,008
Caterpillar, Inc.	3,500	219,975
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	13,000	28,733
CLARCOR, Inc.	486	16,762
Cobham PLC (United Kingdom)	5,797	22,614
Conergy AG (Germany) (NON) (S)	6,454	6,808
Crown Holdings, Inc. (NON)	5,100	137,496
Deere (John) & Co.	1,271	75,574
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	756	60,550
Dover Corp.	3,538	165,402
Ebara Corp. (Japan) (NON)	12,000	61,259
EMCOR Group, Inc. (NON)	3,143	77,412
Emerson Electric Co.	6,505	327,462
Energy Recovery, Inc. (NON)	2,512	15,826
EnergySolutions, Inc.	1,259	8,095
EnPro Industries, Inc. (NON)	687	19,978
Epure International, Ltd. (China)	9,000	6,082
European Aeronautic Defense and Space Co. (France)	16,939	340,790
Exide Technologies (NON)	3,036	17,457
Federal Signal Corp.	3,640	32,796
Foster Wheeler AG (Switzerland) (NON)	7,003	190,061
Franklin Electric Co., Inc.	522	15,655
Fuel Tech, Inc. (NON)	2,105	16,882
Fuji Electric Holdings Co., Ltd. (Japan) (NON)	36,000	98,245
Fushi Copperweld, Inc. (China) (NON)	4,580	51,388
Gardner Denver, Inc.	703	30,960
General Cable Corp. (NON)	5,062	136,674
General Dynamics Corp.	452	34,894
GKN PLC (United Kingdom) (NON)	6,760	14,160
GLV, Inc. Class A (Canada) (NON)	1,477	13,172
Gorman-Rupp Co. (The)	844	21,471
GrafTech International, Ltd. (NON)	1,875	25,631
Granite Construction, Inc.	1,200	36,264
GUD Holdings, Ltd. (Australia)	1,308	11,103
Harbin Electric, Inc. (China) (NON) (S)	2,598	56,091
Haynes International, Inc.	520	18,476
Hyflux, Ltd. (Singapore)	7,000	17,018
ITT Corp.	645	34,578
John Bean Technologies Corp.	1,762	30,905
Joy Global, Inc.	158	8,943
Koito Manufacturing Co., Ltd. (Japan)	5,000	74,272
Kurita Water Industries, Ltd. (Japan)	800	22,646
L-3 Communications Holdings, Inc.	3,855	353,234
Leggett & Platt, Inc.	7,200	155,808
Legrand SA (France)	2,267	71,621
Lindsay Corp.	470	19,463
Lockheed Martin Corp.	6,771	563,483
Lonking Holdings, Ltd. (China)	51,000	38,099
LSB Industries, Inc. (NON)	2,900	44,196
Met-Pro Corp.	529	5,184
Mitsubishi Electric Corp. (Japan) (NON)	58,000	533,198
Molex, Inc.	4,200	87,612
MTU Aero Engines Holding AG (Germany)	599	34,851
Mueller Water Products, Inc. Class A (S)	4,262	20,372
Nalco Holding Co.	5,034	122,477
Northrop Grumman Corp.	5,810	380,962
Orascom Construction Industries (Egypt)	1,017	48,771
Organo Corp. (Japan)	1,000	6,710
Pentair, Inc.	1,329	47,339
Powell Industries, Inc. (NON)	1,229	39,979
Prysmian SpA (Italy)	14,128	277,653
Quantum Fuel Systems Technologies Worldwide, Inc. (NON)	11,176	7,488
Raser Technologies, Inc. (NON)	11,016	11,016
Raytheon Co.	3,112	177,757
Roper Industries, Inc.	745	43,091
SembCorp Industries, Ltd. (Singapore)	34,000	100,408

Silgan Holdings, Inc.	489	29,452
SMA Solar Technology AG (Germany)	97	11,890
Smith (A.O.) Corp.	1,272	66,869
Solaria Energia y Medio Ambiente SA (Spain) (NON) (S)	1,655	5,209
Solon AG Fuer Solartechnik (Germany) (NON)	290	2,008
Spirax-Sarco Engineering PLC (United Kingdom)	1,746	37,183
Stanley, Inc. (NON)	594	16,804
Sunpower Corp. Class A (NON)	685	12,947
Tanfield Group PLC (United Kingdom) (NON)	5,322	2,585
Tenneco Automotive, Inc. (NON)	1,058	25,022
Tetra Tech, Inc. (NON)	2,118	48,799
Thomas & Betts Corp. (NON)	3,500	137,340
Timken Co.	4,956	148,730
Toyoda Gosei Co., Ltd. (Japan)	900	25,245
Trelleborg AB Class B (Sweden) (NON)	2,417	17,682
United Technologies Corp.	6,998	515,123
Valmont Industries, Inc.	467	38,682
Vestas Wind Systems A/S (Denmark) (NON)	852	46,311
Vinci SA (France)	846	49,861
VSE Corp.	409	16,834
WESCO International, Inc. (NON)	1,305	45,297
Westport Innovations, Inc. (Canada) (NON)	725	11,938
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	847	10,791
		8,003,440

Communication services (2.2%)
ADTRAN, Inc.	1,516	39,947
Applied Signal Technology, Inc.	619	12,120
Aruba Networks, Inc. (NON)	2,943	40,201
AT&T, Inc.	32,831	848,353
BCE, Inc. (Canada)	1,915	56,329
BT Group PLC (United Kingdom)	114,800	215,902
China Unicom Hong Kong, Ltd. (China)	34,000	38,275
Cincinnati Bell, Inc. (NON)	13,044	44,480
Comcast Corp. Class A	29,113	547,907
DIRECTV Class A (NON)	13,010	439,868
Earthlink, Inc.	4,554	38,891
France Telecom SA (France)	9,547	228,437
InterDigital, Inc. (NON)	641	17,858
Iridium Communications, Inc. (NON)	2,905	23,560
j2 Global Communications, Inc. (NON)	937	21,926
Jupiter Telecommunications Co., Ltd. (Japan) (S)	29	33,519
Kabel Deutschland GmbH 144A (Germany)	1,135	32,117
KDDI Corp. (Japan)	50	258,990
Koninklijke (Royal) KPN NV (Netherlands)	2,121	33,605
KT Corp. (South Korea)	1,120	46,287
Liberty Global, Inc. Class A (NON) (S)	11,479	334,728
Mediacom Communications Corp. Class A (NON)	5,641	33,564
Mobile Telesystems ADR (Russia)	840	46,620
NeuStar, Inc. Class A (NON)	2,898	73,030
NII Holdings, Inc. (NON)	4,573	190,511
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	11,000	463,827
PCCW, Ltd. (Hong Kong)	120,000	35,704
Portugal Telecom SGPS SA (Portugal)	3,811	42,611
Qwest Communications International, Inc.	44,500	232,290
Sprint Nextel Corp. (NON)	52,076	197,889
TalkTalk Telecom Group PLC (United Kingdom) (NON)	12,367	24,216
Tele2 AB Class B (Sweden)	1,781	29,763
Telecity Group PLC (United Kingdom) (NON)	8,299	53,412
Telenet Group Holding NV (Belgium) (NON)	1,865	56,364
Verizon Communications, Inc.	9,996	310,076
Vodafone Group PLC (United Kingdom)	18,558	42,817
Windstream Corp.	10,900	118,701
		5,304,695

Conglomerates (0.9%)
3M Co.	4,707	393,364
Danaher Corp.	549	43,871
General Electric Co.	52,745	959,959
Marubeni Corp. (Japan)	13,000	80,833
Mitsubishi Corp. (Japan)	4,600	120,612
Mitsui & Co., Ltd. (Japan)	6,600	110,965
Noble Group, Ltd. (Hong Kong)	63,000	137,848
Siemens AG (Germany)	346	34,653
Silex Systems, Ltd. (Australia) (NON)	1,432	7,391
SPX Corp.	2,825	187,354
Tyco International, Ltd.	1,563	59,785
Vivendi SA (France)	852	22,803
		2,159,438

Consumer cyclicals (5.8%)
Advance Auto Parts, Inc.	2,900	121,568
Aeropostale, Inc. (NON)	2,662	76,745
Alliance Data Systems Corp. (NON)	486	31,099
Amazon.com, Inc. (NON)	396	53,749
American Axle & Manufacturing Holdings, Inc. (NON)	2,175	21,707
American Media, Inc. 144A (F)	583	--
APAC Customer Services, Inc. (NON)	6,220	35,765
Apollo Tyres, Ltd. (India)	12,085	19,087
ArvinMeritor, Inc. (NON)	4,755	63,479
Asahi Glass Co., Ltd. (Japan)	33,000	371,886
Autonation, Inc. (NON)	4,600	83,168
AutoZone, Inc. (NON)	600	103,854
Beazer Homes USA, Inc. (NON)	7,177	32,584
Best Buy Co., Inc.	1,800	76,572
Big Lots, Inc. (NON)	2,226	81,071

Buckle, Inc. (The)	1,092	40,142
Carphone Warehouse Group PLC (United Kingdom) (NON)	6,183	14,969
Carter's, Inc. (NON)	658	19,839
Cash America International, Inc.	890	35,137
Childrens Place Retail Stores, Inc. (The) (NON)	454	20,226
Christian Dior SA (France)	764	81,502
Coach, Inc.	2,955	116,782
Compass Group PLC (United Kingdom)	13,491	107,714
Cooper Tire & Rubber	2,061	39,200
Daily Mail and General Trust PLC Class A (United
Kingdom)	4,516	34,110
Dana Holding Corp. (NON)	1,209	14,363
Deckers Outdoor Corp. (NON)	538	74,244
Deluxe Corp.	2,227	43,248
Discovery Communications, Inc. Class C (NON)	4,100	120,581
DISH Network Corp. Class A	15,431	321,273
Dollar Thrifty Automotive Group (NON)	1,823	58,573
Dollar Tree, Inc. (NON)	2,205	130,580
Dongfeng Motor Group Co., Ltd. (China)	26,000	42,262
Dress Barn, Inc. (NON)	2,750	71,940
EchoStar Corp. Class A (NON)	5,198	105,415
Electrolux AB Class B (Sweden) (NON) (S)	4,297	98,328
Emergency Medical Services Corp. Class A (NON)	591	33,421
Esprit Holdings, Ltd. (Hong Kong)	5,300	41,812
Experian Group, Ltd. (Ireland)	27,209	267,834
EZCORP, Inc. Class A (NON)	5,675	116,905
Ford Motor Co. (NON) (S)	59,900	752,943
Gannett Co., Inc.	1,705	28,167
Gap, Inc. (The)	14,400	332,784
Geberit International AG (Switzerland)	466	83,453
Gestevision Telecinco SA (Spain)	4,954	77,754
Goodyear Tire & Rubber Co. (The) (NON)	6,300	79,632
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	4,921	111,666
Guess ?, Inc.	2,100	98,658
Gymboree Corp. (The) (NON) (S)	733	37,845
Hanesbrands, Inc. (NON)	3,600	100,152
Helen of Troy, Ltd. (Bermuda) (NON)	1,380	35,963
HMS Holdings Corp. (NON)	911	46,452
Home Depot, Inc. (The)	7,800	252,330
Home Retail Group PLC (United Kingdom)	5,241	21,559
Honda Motor Co., Ltd. (Japan)	3,700	130,672
Jos. A. Bank Clothiers, Inc. (NON)	779	42,572
KB Home	6,300	105,525
Kenneth Cole Productions, Inc. Class A (NON)	1,149	14,719
Kloeckner & Co., AG (Germany) (NON)	1,191	35,206
La-Z-Boy, Inc. (NON)	2,314	29,018
Landauer, Inc.	200	13,044
Lender Processing Services, Inc.	3,800	143,450
LG Corp. (South Korea)	886	55,610
Limited Brands, Inc.	10,100	248,662
Lowe's Cos., Inc.	6,100	147,864
M6-Metropole Television (France)	1,776	45,938
Macy's, Inc.	10,587	230,479
Maidenform Brands, Inc. (NON)	1,602	35,004
Mediaset SpA (Italy)	51,419	441,712
Navistar International Corp. (NON)	4,500	201,285
NBTY, Inc. (NON)	2,574	123,501
News Corp., Ltd. (The) Class A	11,100	159,951
Next PLC (United Kingdom)	12,368	406,256
NGK Spark Plug Co., Ltd. (Japan)	4,000	54,366
Nissan Motor Co., Ltd. (Japan) (NON)	13,400	114,869
Nokian Renkaat OYJ (Finland)	1,052	27,325
Nortek, Inc.	1,543	61,720
OfficeMax, Inc. (NON)	5,170	84,891
Oshkosh Corp. (NON)	6,141	247,728
Owens Corning, Inc. (NON)	6,500	165,360
Perry Ellis International, Inc. (NON)	1,862	42,174
PETsMART, Inc.	5,400	172,584
Peugeot SA (France) (NON)	8,318	244,926
Phillips-Van Heusen Corp.	3,874	222,213
Pinault-Printemps-Redoute SA (France)	539	71,762
Plexus Corp. (NON)	1,038	37,399
Porsche Automobil Holding SE (Preference) (Germany)	1,215	74,153
R. R. Donnelley & Sons Co.	8,300	177,205
RadioShack Corp.	1,724	39,014
Randstad Holding NV (Netherlands) (NON)	414	19,675
Reed Elsevier PLC (United Kingdom)	2,199	17,540
Renault SA (France) (NON)	1,177	55,165
Ross Stores, Inc.	4,700	251,309
Signet Jewelers, Ltd. (Bermuda) (NON)	1,092	35,315
Sinclair Broadcast Group, Inc. Class A (NON)	4,540	23,063
Sonic Automotive, Inc. (NON)	2,523	27,753
Sony Corp. (Japan)	3,900	149,422
Sotheby's Holdings, Inc. Class A	1,039	32,303
Stage Stores, Inc.	2,013	30,980
Stantec, Inc. (Canada) (NON)	1,214	31,594
Steiner Leisure, Ltd. (Bahamas) (NON)	557	24,686
Steven Madden, Ltd. (NON)	1,208	58,950
Swire Pacific, Ltd. (Hong Kong)	17,500	210,526
Target Corp.	4,800	252,480
Tempur-Pedic International, Inc. (NON)	784	23,645
Time Warner, Inc.	18,696	584,624
Toro Co. (The)	2,611	128,383
Tractor Supply Co.	343	19,911
TRW Automotive Holdings Corp. (NON)	6,400	182,912
TUI Travel PLC (United Kingdom)	9,510	43,522
URS Corp. (NON)	2,200	109,142
Valeo SA (France) (NON)	3,289	117,392

Vertis Holdings, Inc. (F)	1,807	2
Visa, Inc. Class A	1,300	118,339
Volkswagen AG 144A (Germany) (F)	162	14,857
Wal-Mart Stores, Inc.	16,897	939,473
Warnaco Group, Inc. (The) (NON)	1,189	56,727
Wesfarmers, Ltd. (Australia)	14,674	427,628
Wheelock and Co., Ltd. (Hong Kong)	4,000	11,798
Whirlpool Corp.	1,800	157,050
World Fuel Services Corp.	772	20,566
WPP PLC (United Kingdom)	5,645	58,523
Wright Express Corp. (NON)	641	19,307
		13,984,811

Consumer staples (4.2%)
AFC Enterprises (NON)	6,529	70,056
Anheuser-Busch InBev NV (Belgium)	4,896	246,633
Associated British Foods PLC (United Kingdom)	13,081	194,288
Avis Budget Group, Inc. (NON)	6,448	74,152
Beacon Roofing Supply, Inc. (NON)	3,639	69,614
BJ's Wholesale Club, Inc. (NON) (S)	5,106	188,871
Bridgepoint Education, Inc. (NON)	1,036	25,465
Brinker International, Inc.	8,100	156,168
Britvic PLC (United Kingdom)	5,975	42,082
Career Education Corp. (NON)	948	29,995
Carrols Restaurant Group, Inc. (NON)	1,520	10,336
CEC Entertainment, Inc. (NON)	770	29,329
Cermaq ASA (Norway) (NON)	2,679	31,346
Clorox Co.	1,121	71,901
Coca-Cola Co. (The)	6,400	352,000
Colgate-Palmolive Co.	3,158	269,251
ConAgra Foods, Inc.	7,900	198,053
Core-Mark Holding Co., Inc. (NON)	778	23,815
Cosan, Ltd. Class A (Brazil) (NON)	3,474	32,760
Dean Foods Co. (NON)	10,601	166,330
Del Monte Foods Co. (S)	10,500	153,300
Diageo PLC (United Kingdom)	4,813	80,801
Domino's Pizza, Inc. (NON)	6,847	93,393
Energizer Holdings, Inc. (NON)	482	30,250
Estee Lauder Cos., Inc. (The) Class A	5,900	382,733
General Mills, Inc.	5,800	410,582
Heineken Holding NV (Netherlands)	2,312	102,850
Henkel AG & Co. KGaA (Germany)	1,940	104,447
Herbalife, Ltd. (Cayman Islands)	4,408	203,297
Imperial Tobacco Group PLC (United Kingdom)	1,829	55,802
Inter Parfums, Inc.	1,365	20,229
Interline Brands, Inc. (NON)	2,517	48,175
J Sainsbury PLC (United Kingdom)	8,735	43,436
Japan Tobacco, Inc. (Japan)	40	148,973
Kellogg Co.	2,000	106,860
Kerry Group PLC Class A (Ireland)	6,295	195,561
Kimberly-Clark Corp.	7,100	446,448
Koninklijke Ahold NV (Netherlands)	15,713	209,476
Lawson, Inc. (Japan)	900	38,431
Leroy Seafood Group ASA (Norway)	677	16,413
Lincoln Educational Services Corp. (NON)	2,924	73,977
Marine Harvest (Norway) (NON)	74,583	66,298
McDonald's Corp.	7,014	467,974
Metro AG (Germany)	983	58,314
National Presto Industries, Inc.	218	25,922
Nestle SA (Switzerland)	6,110	313,125
Nisshin Seifun Group, Inc. (Japan)	6,500	83,963
Nutreco Holding NV (Netherlands)	175	11,027
Oriflame Cosmetics SA SDR (Russia)	531	33,139
PepsiCo, Inc.	4,080	269,933
Phase Forward, Inc. (NON)	2,091	27,329
Philip Morris International, Inc.	13,896	724,815
Prestige Brands Holdings, Inc. (NON)	5,883	52,947
Procter & Gamble Co. (The)	11,824	748,104
Rakuten, Inc. (Japan)	65	47,025
Reckitt Benckiser Group PLC (United Kingdom)	2,147	117,876
Safeway, Inc.	11,680	290,365
Sara Lee Corp.	14,500	201,985
Spectrum Brands, Inc. (NON)	1,982	54,267
SRA International, Inc. Class A (NON)	1,198	24,906
Starbucks Corp. (NON)	9,100	220,857
SunOpta, Inc. (Canada) (NON)	5,955	24,713
Toyo Suisan Kaisha, Ltd. (Japan)	11,000	284,653
Universal Corp.	605	31,877
Walgreen Co.	11,900	441,371
WebMD Health Corp. Class A (NON) (S)	1,730	80,237
Yakult Honsha Co., Ltd. (Japan)	3,300	89,069
Yamazaki Baking Co., Inc. (Japan)	6,000	74,294
		10,114,264

Energy (4.6%)
Alpha Natural Resources, Inc. (NON)	3,472	173,218
Apache Corp.	2,400	243,600
Areva SA (France)	31	16,085
Aventine Renewable Energy Holdings, Inc. (F)(NON)	5,563	1,307
Ballard Power Systems, Inc. (Canada) (NON)	7,226	19,293
BG Group PLC (United Kingdom)	5,561	96,270
Boots & Coots International Control, Inc. (NON)	21,606	52,503
BP PLC (United Kingdom)	36,663	346,927
Bronco Energy, Ltd. (Canada) (NON) (S)	1,386	389
Cairn Energy PLC (United Kingdom) (NON)	4,866	30,800
Cameron International Corp. (NON)	4,300	184,298
Canadian Oil Sands Trust (Unit) (Canada)	694	20,824

Canadian Solar, Inc. (Canada) (NON)	734	17,851
Chevron Corp.	17,201	1,304,352
China Coal Energy Co. (China)	25,000	39,027
China Shenhua Energy Co., Ltd. (China)	3,500	15,124
China Sunergy Co., Ltd. ADR (China) (NON)	1,280	5,133
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	8,041	228,135
Complete Production Services, Inc. (NON)	2,006	23,169
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	6,491
ConocoPhillips	8,748	447,635
CONSOL Energy, Inc.	155	6,612
Contango Oil & Gas Co. (NON)	357	18,261
Covanta Holding Corp. (NON)	2,423	40,367
CVR Energy, Inc. (NON)	2,065	18,069
E-Ton Solar Tech Co., Ltd. (Taiwan)	3,000	6,284
EDP Renovaveis SA (Spain) (NON)	2,996	23,410
ENI SpA (Italy)	18,203	427,073
Ensco International PLC ADR (United Kingdom)	4,768	213,511
Evergreen Energy, Inc. (NON)	30,577	5,504
Evergreen Solar, Inc. (NON)	2,697	3,048
Exxon Mobil Corp.	22,504	1,507,318
Fersa Energias Renovables SA (Spain)	5,098	12,911
First Solar, Inc. (NON)	498	61,080
FuelCell Energy, Inc. (NON)	5,748	16,209
Gamesa Corp Tecnologica SA (Spain)	2,567	35,193
Green Plains Renewable Energy, Inc. (NON)	899	12,829
GT Solar International, Inc. (NON)	1,164	6,088
Gushan Environmental Energy, Ltd. ADR (China)	11,466	13,301
Halliburton Co.	6,878	207,234
Headwaters, Inc. (NON)	2,333	10,708
Hess Corp.	5,567	348,216
Iberdrola Renovables SA (Spain)	7,810	32,438
International Coal Group, Inc. (NON)	6,652	30,400
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,927	10,810
Magma Energy Corp. (Canada) (NON)	2,725	3,813
Marathon Oil Corp.	6,959	220,183
Massey Energy Co.	2,295	120,006
Murphy Oil Corp.	3,400	191,046
Nexen, Inc. (Canada)	4,047	100,218
Noble Corp. (Switzerland) (NON)	4,238	177,233
Nordex AG (Germany) (NON)	1,769	20,190
Occidental Petroleum Corp.	6,795	574,449
Oil States International, Inc. (NON)	916	41,531
Oilsands Quest, Inc. (Canada) (NON)	3,790	2,802
OPTI Canada, Inc. (Canada) (NON)	1,529	3,104
Patterson-UTI Energy, Inc.	10,000	139,700
Peabody Energy Corp.	3,488	159,402
Petroleo Brasileiro SA ADR (Brazil)	700	31,143
Petroleum Development Corp. (NON)	2,672	61,910
PNE Wind AG (Germany) (NON)	1,911	5,240
Q-Cells AG (Germany) (NON)	740	7,356
Ram Power Corp. (Canada) (NON)	1,367	3,906
Renewable Energy Corp. AS (Norway) (NON)	3,408	15,950
Repsol YPF SA (Spain)	4,390	103,945
Rosetta Resources, Inc. (NON)	1,934	45,546
Rowan Cos., Inc. (NON)	5,494	159,930
Royal Dutch Shell PLC Class B (United Kingdom)	10,070	277,504
Saipem SpA (Italy)	5,523	213,727
Sasol, Ltd. ADR (South Africa)	708	29,219
Schlumberger, Ltd. (S)	11,500	729,790
Solar Millennium AG (Germany) (NON) (S)	290	6,953
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	1,380	10,778
South Australian Coal Corp. (Australia) (F)	456	42
StatoilHydro ASA (Norway)	17,759	411,401
Suncor Energy, Inc. (Canada)	936	30,457
Swift Energy Co. (NON)	1,180	36,273
T-3 Energy Services, Inc. (NON)	1,542	37,872
Technip SA (France)	390	31,712
Theolia SA (France) (NON) (S)	1,894	7,828
Total SA (France)	1,226	71,173
Trina Solar, Ltd. ADR (China) (NON)	826	20,163
Unit Corp. (NON)	722	30,526
UTS Energy Corp. (Canada) (NON)	3,327	7,967
Vaalco Energy, Inc. (NON)	4,101	20,259
VeraSun Energy Corp. (NON)	4,830	58
Walter Industries, Inc.	3,124	288,251
Williams Cos., Inc. (The)	9,700	224,070
Yanzhou Coal Mining Co., Ltd. (China)	4,000	9,624
		11,023,555

Financials (7.9%)
3i Group PLC (United Kingdom)	23,228	102,671
ACE, Ltd.	917	47,959
AerCap Holdings NV (Netherlands) (NON)	9,271	106,802
Affiliated Managers Group (NON)	1,000	79,000
Aflac, Inc.	5,333	289,529
Agree Realty Corp. (R)	1,256	28,712
Allianz SE (Germany)	355	44,512
Allied World Assurance Company Holdings, Ltd. (Bermuda)	2,716	121,813
American Campus Communities, Inc. (R)	2,846	78,720
American Capital Agency Corp. (R)	966	24,730
American Equity Investment Life Holding Co.	11,161	118,865
American Express Co.	7,800	321,828
American Safety Insurance Holdings, Ltd. (NON)	1,438	23,856
Ameriprise Financial, Inc.	1,700	77,112
Annaly Capital Management, Inc. (R)	12,000	206,160
Anworth Mortgage Asset Corp. (R)	3,311	22,316
Apartment Investment & Management Co. Class A (R)	4,000	73,640

Ashford Hospitality Trust, Inc. (NON)(R)	7,944	56,958
Aspen Insurance Holdings, Ltd. (Bermuda)	4,693	135,346
Assicurazioni Generali SpA (Italy)	12,175	292,224
Assured Guaranty, Ltd. (Bermuda)	3,662	80,454
Australia & New Zealand Banking Group, Ltd. (Australia)	21,233	493,614
AXA SA (France)	4,620	102,777
Banca Monte dei Paschi di Siena SpA (Italy)	108,362	160,416
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,729	23,657
Banco do Brasil SA (Brazil)	2,659	44,603
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	2,818	40,466
Banco Popolare SC (Italy) (NON)	20,264	140,959
Banco Santander Brasil SA ADS (Brazil)	4,093	50,876
Banco Santander Central Hispano SA (Spain)	8,095	107,590
Bank of America Corp.	40,704	726,566
Bank of Hawaii Corp.	3,100	139,345
Bank of New York Mellon Corp. (The)	4,200	129,696
Bank of the Ozarks, Inc.	1,407	49,512
Bank Rakyat Indonesia (Indonesia)	31,500	28,589
Bankinter SA (Spain)	11,477	95,492
Barclays PLC (United Kingdom)	101,702	556,208
BlackRock, Inc.	1,300	283,088
BNP Paribas SA (France)	6,600	506,885
Brookfield Properties Corp. (R)	2,759	42,549
Capital One Financial Corp.	1,800	74,538
CapLease, Inc. (R)	4,528	25,130
CB Richard Ellis Group, Inc. Class A (NON)	10,900	172,765
CBL & Associates Properties, Inc. (R)	3,185	43,635
CFS Retail Property Trust (Australia) (R)	70,689	121,501
Chimera Investment Corp. (R)	17,700	68,853
China Construction Bank Corp. (China)	42,000	34,405
China Pacific Insurance Group Co., Ltd. (China) (NON)	2,000	8,862
Citigroup, Inc. (NON)	48,994	198,426
CNA Surety Corp. (NON)	1,543	27,450
Commonwealth Bank of Australia (Australia)	716	36,946
Conseco, Inc. (NON)	4,251	26,441
Cowen Group, Inc. (NON)	3,885	21,989
Credit Agricole SA (France)	7,368	128,977
Credit Suisse Group (Switzerland)	5,067	261,357
Danske Bank A/S (Denmark) (NON)	7,278	179,110
DBS Group Holdings, Ltd. (Singapore)	35,500	362,996
Dexus Property Group (Australia)	49,423	36,698
Diamond Lease Co., Ltd. (Japan)	290	10,552
Digital Realty Trust, Inc. (R)	1,600	86,720
DnB NOR ASA (Norway) (NON)	5,045	57,671
Dollar Financial Corp. (NON)	1,055	25,383
E*Trade Financial Corp. (NON)	37,164	61,321
Eaton Vance Corp.	2,300	77,142
EFG Eurobank Ergasias (Greece) (NON)	6,541	60,078
Entertainment Properties Trust (R)	729	29,984
Eurazeo (France)	753	52,308
Evercore Partners, Inc. Class A	1,637	49,110
Everest Re Group, Ltd.	1,700	137,581
First Bancorp	1,337	18,076
First Defiance Financial Corp.	1,481	14,988
First Financial Bancorp	1,860	33,089
First Mercury Financial Corp.	1,316	17,147
First Midwest Bancorp, Inc.	772	10,461
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	2,983	34,185
Flushing Financial Corp.	2,864	36,258
Franklin Resources, Inc.	1,000	110,900
Gartmore Group Ltd. (United Kingdom) (NON)	7,650	14,503
GFI Group, Inc.	5,172	29,894
Glimcher Realty Trust (R)	6,325	32,068
Goldman Sachs Group, Inc. (The)	3,253	555,059
Hachijuni Bank, Ltd. (The) (Japan)	12,000	68,322
Hang Lung Group, Ltd. (Hong Kong)	5,000	26,533
HRPT Properties Trust (R)	4,940	38,433
HSBC Holdings PLC (London Exchange) (United Kingdom)	19,253	195,217
Hudson City Bancorp, Inc.	27,000	382,320
ING Groep NV (Netherlands) (NON)	10,668	106,513
Insurance Australia Group, Ltd. (Australia)	18,802	66,875
Intercontinental Exchange, Inc. (NON)	1,100	123,398
International Bancshares Corp.	2,054	47,221
Invesco, Ltd.	3,500	76,685
Investment Technology Group, Inc. (NON)	4,760	79,444
Irish Life & Permanent PLC (Ireland) (NON)	11,929	47,419
Japan Retail Fund Investment Corp. (Japan) (R)	28	32,962
Jones Lang LaSalle, Inc.	2,100	153,069
JPMorgan Chase & Co.	27,243	1,219,124
Julius Baer Group, Ltd. (Switzerland)	611	22,180
Kinnevik Investment AB Class B (Sweden)	14,100	260,075
Lexington Realty Trust (R)	4,703	30,617
Loews Corp.	3,800	141,664
LTC Properties, Inc. (R)	1,766	47,788
Maiden Holdings, Ltd. (Bermuda)	4,099	30,292
Merchants Bancshares, Inc.	756	16,413
MetLife, Inc.	9,600	416,064
MGIC Investment Corp. (NON)	4,271	46,853
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	24,647
Morgan Stanley	2,769	81,104
National Australia Bank, Ltd. (Australia)	1,015	25,606
National Bank of Canada (Canada)	1,308	79,707
National Bank of Greece SA (Greece) (NON)	1,787	35,964
National Health Investors, Inc. (R)	1,857	71,977
Nelnet, Inc. Class A	3,366	62,473
New World Development Co., Ltd. (Hong Kong)	16,000	31,324
Nomura Securities Co., Ltd. (Japan)	2,300	16,960
NYSE Euronext	3,800	112,518

Ocwen Financial Corp. (NON)	4,515	50,071
Old Mutual PLC (South Africa) (NON)	105,055	195,342
Omega Healthcare Investors, Inc. (R)	1,330	25,922
Oppenheimer Holdings, Inc. Class A	1,997	50,943
Oriental Financial Group (Puerto Rico)	2,754	37,179
ORIX Corp. (Japan)	940	83,397
Oversea-Chinese Banking Corp., Ltd. (Singapore)	12,000	74,737
Pennsylvania Real Estate Investment Trust (R)	2,109	26,299
Pico Holdings, Inc. (NON)	1,123	41,764
Platinum Underwriters Holdings, Ltd. (Bermuda)	724	26,846
PNC Financial Services Group, Inc.	2,700	161,190
Primerica, Inc. (NON)	49	735
Principal Financial Group	5,200	151,892
Progressive Corp. (The)	12,500	238,625
Prudential Financial, Inc.	2,400	145,200
Prudential PLC (United Kingdom)	4,617	38,370
PS Business Parks, Inc. (R)	1,236	66,002
Public Storage (R)	1,900	174,781
QBE Insurance Group, Ltd. (Australia)	2,499	47,718
Radian Group, Inc.	1,730	27,057
Renhe Commercial Holdings Co., Ltd. (China)	156,000	36,167
Resolution, Ltd. (Guernsey) (NON)	42,937	53,410
Royal Bank of Canada (Canada)	1,157	67,769
Saul Centers, Inc. (R)	639	26,455
SCOR (France)	769	19,423
Shinhan Financial Group Co., Ltd. (South Korea)	1,870	73,481
SL Green Realty Corp. (R)	513	29,380
Societe Generale (France)	967	60,820
Soho China, Ltd. (China)	48,000	27,203
Southside Bancshares, Inc.	1,345	29,012
State Bank of India, Ltd. (India)	1,056	48,888
State Street Corp.	1,182	53,355
Suffolk Bancorp	1,376	42,257
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	105,822
SWS Group, Inc.	1,533	17,675
Toronto-Dominion Bank (Canada)	1,659	123,755
Transatlantic Holdings, Inc.	1,500	79,200
Travelers Cos., Inc. (The)	8,702	469,386
U.S. Bancorp	13,242	342,703
UniCredito Italiano SpA (Italy)	84,661	250,144
Universal Health Realty Income Trust (R)	412	14,560
Universal Insurance Holdings, Inc.	3,671	18,575
UOL Group, Ltd. (Singapore)	7,000	19,521
Uranium Participation Corp. (Canada) (NON)	905	5,297
Urstadt Biddle Properties, Inc. Class A (R)	1,317	20,822
Validus Holdings, Ltd. (Bermuda)	836	23,015
Waddell & Reed Financial, Inc. Class A	3,000	108,120
Wells Fargo & Co.	20,885	649,941
Westpac Banking Corp. (Australia)	15,676	400,066
Wilshire Bancorp, Inc.	2,340	25,810
Woori Finance Holdings Co., Ltd. (South Korea) (NON)	2,440	35,806
World Acceptance Corp. (NON)	1,826	65,882
Yamaguchi Financial Group, Inc. (Japan)	3,000	32,845
Zurich Financial Services AG (Switzerland)	768	197,011
		18,896,059

Health care (5.8%)
Abbott Laboratories	9,100	479,388
Actelion NV (Switzerland) (NON)	1,891	86,088
Aetna, Inc.	3,022	106,102
Affymetrix, Inc. (NON)	525	3,854
AGA Medical Holdings, Inc. (NON)	819	13,309
Alapis Holding Industrial and Commercial SA (Greece)	179,005	106,384
Alfresa Holdings Corp. (Japan)	1,600	69,007
Alkermes, Inc. (NON)	1,675	21,725
Allergan, Inc.	4,800	313,536
Alliance Imaging, Inc. (NON)	6,503	36,547
Allscripts-Misys Healthcare Solutions, Inc. (NON)	1,905	37,262
AMAG Pharmaceuticals, Inc. (NON)	913	31,873
Amedisys, Inc. (NON) (S)	1,139	62,896
AmerisourceBergen Corp.	6,500	187,980
Amgen, Inc. (NON)	10,863	649,173
AmSurg Corp. (NON)	904	19,517
Assisted Living Concepts, Inc. Class A (NON)	1,327	43,579
Astellas Pharma, Inc. (Japan)	3,200	115,925
AstraZeneca PLC (United Kingdom)	9,906	441,917
athenahealth, Inc. (NON)	957	34,988
Auxilium Pharmaceuticals, Inc. (NON)	559	17,418
Baxter International, Inc.	1,845	107,379
Beckman Coulter, Inc.	61	3,831
Bio-Rad Laboratories, Inc. Class A (NON)	66	6,832
Biogen Idec, Inc. (NON)	5,423	311,063
BioInvent International AB (Sweden) (NON)	850	4,161
BioMarin Pharmaceuticals, Inc. (NON)	838	19,584
Biotest AG (Preference) (Germany)	638	31,885
Biovail Corp. (Canada)	2,355	39,493
Bristol-Myers Squibb Co.	21,885	584,330
Brookdale Senior Living, Inc. (NON)	4,162	86,694
Bruker BioSciences Corp. (NON)	2,935	42,998
C.R. Bard, Inc.	1,400	121,268
Cardinal Health, Inc.	7,300	263,019
Celera Corp.	616	4,374
Cepheid, Inc. (NON)	262	4,580
Cerner Corp. (NON)	575	48,910
China-Biotics, Inc. (China) (NON)	1,022	18,304
Coloplast A/S Class B (Denmark)	1,290	142,111
Community Health Systems, Inc. (NON)	4,300	158,799
Compugen, Ltd. (Israel) (NON)	838	4,106

Computer Programs & Systems, Inc.	565	22,080
Continucare Corp. (NON)	5,513	20,398
Covidien PLC (Ireland)	2,235	112,376
Cubist Pharmaceuticals, Inc. (NON)	1,787	40,279
Dendreon Corp. (NON)	704	25,675
Eclipsys Corp. (NON)	1,911	37,991
Eli Lilly & Co.	4,025	145,786
Emergent Biosolutions, Inc. (NON)	1,339	22,482
Emeritus Corp. (NON)	2,615	53,215
Endo Pharmaceuticals Holdings, Inc. (NON)	2,386	56,524
Ensign Group, Inc. (The)	362	6,273
Enzo Biochem, Inc. (NON)	681	4,100
Enzon Pharmaceuticals, Inc. (NON)	2,590	26,366
Exelixis, Inc. (NON)	3,348	20,322
Forest Laboratories, Inc. (NON)	2,025	63,504
Fujirebio, Inc. (Japan)	1,600	48,801
Gen-Probe, Inc. (NON)	144	7,200
Genomic Health, Inc. (NON)	215	3,782
Gentiva Health Services, Inc. (NON)	2,088	59,049
Genzyme Corp. (NON)	4,166	215,924
Gilead Sciences, Inc. (NON)	6,200	281,976
GlaxoSmithKline PLC (United Kingdom)	13,566	260,590
Harvard Bioscience, Inc. (NON)	1,056	4,087
Health Management Associates, Inc. Class A (NON)	23,514	202,220
Healthsouth Corp. (NON)	2,570	48,059
HealthSpring, Inc. (NON)	2,517	44,299
Helicos BioSciences Corp. (NON)	4,770	3,768
Hi-Tech Pharmacal Co., Inc. (NON)	1,130	25,018
Hospira, Inc. (NON)	3,400	192,610
Humana, Inc. (NON)	4,000	187,080
Idenix Pharmaceuticals, Inc. (NON)	6,595	18,598
Illumina, Inc. (NON)	208	8,091
Invacare Corp.	693	18,392
Ironwood Pharmaceuticals, Inc. (NON)	1,148	15,521
Johnson & Johnson	11,510	750,452
Kensey Nash Corp. (NON)	1,141	26,916
Kindred Healthcare, Inc. (NON)	2,825	50,991
Kinetic Concepts, Inc. (NON)	1,843	88,114
Laboratory Corp. of America Holdings (NON)	1,900	143,849
LHC Group, Inc. (NON)	1,125	37,721
Life Technologies Corp. (NON)	4,206	219,848
Lincare Holdings, Inc. (NON)	6,796	305,004
Magellan Health Services, Inc. (NON)	820	35,654
Martek Biosciences Corp. (NON)	3,944	88,779
McKesson Corp.	7,039	462,603
Medco Health Solutions, Inc. (NON)	5,000	322,800
Medical Action Industries, Inc. (NON)	2,502	30,700
Medicis Pharmaceutical Corp. Class A	2,300	57,868
Medtronic, Inc.	1,786	80,424
Merck & Co., Inc.	5,818	217,302
Mettler-Toledo International, Inc. (NON)	71	7,753
Millipore Corp. (NON)	87	9,187
Nanosphere, Inc. (NON)	933	4,469
Nippon Shinyaku Co., Ltd. (Japan)	5,000	56,667
Novartis AG (Switzerland)	6,267	338,717
Obagi Medical Products, Inc. (NON)	3,040	37,027
Odyssey HealthCare, Inc. (NON)	1,686	30,533
OraSure Technologies, Inc. (NON)	5,610	33,267
Pall Corp.	721	29,193
Par Pharmaceutical Cos., Inc. (NON)	3,368	83,526
PDL BioPharma, Inc.	3,414	21,201
PerkinElmer, Inc.	285	6,812
Perrigo Co.	3,470	203,758
Pfizer, Inc.	52,223	895,624
QIAGEN NV (Netherlands) (NON)	367	8,437
Quality Systems, Inc.	2,281	140,145
Questcor Pharmaceuticals, Inc. (NON)	2,742	22,567
Roche Holding AG (Switzerland)	2,026	328,790
Salix Pharmaceuticals, Ltd. (NON)	662	24,660
Sanofi-Aventis (France)	4,033	300,641
Santarus, Inc. (NON)	10,935	58,830
Sciclone Pharmaceuticals, Inc. (NON)	4,744	16,746
Sinovac Biotech, Ltd. (China) (NON)	12,553	74,188
Sirona Dental Systems, Inc. (NON)	501	19,053
Skilled Healthcare Group, Inc. Class A (NON)	683	4,214
Somaxon Pharmaceuticals, Inc. (NON)	4,822	41,710
Steris Corp.	1,431	48,167
Sun Healthcare Group, Inc. (NON)	3,828	36,519
Suzuken Co., Ltd. (Japan)	3,600	126,948
Techne Corp.	102	6,496
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,103	69,577
Thermo Fisher Scientific, Inc. (NON)	131	6,739
UCB SA (Belgium)	1,722	73,534
United Therapeutics Corp. (NON)	573	31,704
UnitedHealth Group, Inc.	6,421	209,774
Valeant Pharmaceuticals International (NON)	3,200	137,312
Vanda Pharmaceuticals, Inc. (NON)	1,898	21,903
Vivus, Inc. (NON)	1,999	17,431
Waters Corp. (NON)	89	6,011
WellCare Health Plans, Inc. (NON)	755	22,499
WellPoint, Inc. (NON)	2,559	164,748
West Pharmaceutical Services, Inc.	455	19,087
Young Innovations, Inc.	1,316	37,059
		13,936,873

Technology (7.8%)
3PAR, Inc. (NON)	3,323	33,230
A123 Systems, Inc. (NON)	785	10,786

Acme Packet, Inc. (NON)	1,686	32,506
Actuate Corp. (NON)	4,079	22,802
Acxiom Corp. (NON)	1,584	28,417
Adobe Systems, Inc. (NON)	2,079	73,534
Advanced Battery Technologies, Inc. (NON)	7,778	30,334
Agilent Technologies, Inc. (NON)	2,424	83,361
Akamai Technologies, Inc. (NON)	4,059	127,493
Altek Corp. (Taiwan)	14,000	24,652
Anixter International, Inc. (NON)	1,294	60,624
ANSYS, Inc. (NON)	614	26,488
Apple, Inc. (NON)	4,072	956,635
ArcSight, Inc. (NON)	1,681	47,320
ARRIS Group, Inc. (NON)	4,854	58,297
Arrow Electronics, Inc. (NON)	3,700	111,481
ASML Holding NV (Netherlands)	822	29,378
Autonomy Corp. PLC (United Kingdom) (NON)	2,154	59,604
Avnet, Inc. (NON)	4,967	149,010
Badger Meter, Inc.	654	25,186
Baidu, Inc. ADR (China) (NON)	57	34,029
Black Box Corp.	1,138	35,005
Blue Coat Systems, Inc. (NON)	1,032	32,033
BMC Software, Inc. (NON)	5,932	225,416
Bottomline Technologies, Inc. (NON)	2,745	46,198
Brocade Communications Systems, Inc. (NON)	2,019	11,528
BYD Co., Ltd. (China) (NON) (S)	5,500	54,795
CACI International, Inc. Class A (NON)	458	22,373
Cavium Networks, Inc. (NON)	2,523	62,722
Check Point Software Technologies (Israel) (NON)	1,401	49,119
Checkpoint Systems, Inc. (NON)	2,854	63,130
China BAK Battery, Inc. (China) (NON)	4,400	10,604
Cirrus Logic, Inc. (NON)	3,347	28,081
Cisco Systems, Inc. (NON)	35,304	918,963
Citrix Systems, Inc. (NON)	2,976	141,271
Computershare Ltd. (Australia)	19,253	220,968
Concur Technologies, Inc. (NON)	1,997	81,897
Convergys Corp. (NON)	12,694	155,628
CSG Systems International, Inc. (NON)	4,352	91,218
Dell, Inc. (NON)	5,741	86,172
EMC Corp. (NON)	6,137	110,711
Emdeon, Inc. Class A (NON)	2,113	34,907
Emulex Corp. (NON)	4,795	63,678
Ener1, Inc. (NON)	2,786	13,178
Energy Conversion Devices, Inc. (NON)	984	7,705
EnerSys (NON)	1,676	41,330
Epistar Corp. 144A GDR (Taiwan) (F)	297	4,935
F-Secure OYJ (Finland)	2,443	8,282
F5 Networks, Inc. (NON)	5,164	317,638
Fair Isaac Corp.	1,483	37,579
FEI Co. (NON)	9,199	210,749
Fortinet, Inc. (NON)	2,049	36,021
Fujitsu, Ltd. (Japan)	72,000	471,575
Garmin, Ltd.	635	24,435
Global Defense Technology & Systems, Inc. (NON)	2,683	35,952
Google, Inc. Class A (NON)	1,358	770,000
Greatbatch, Inc. (NON)	823	17,439
GS Yuasa Corp. (Japan) (S)	4,000	27,012
Harris Corp.	4,323	205,299
HealthStream, Inc. (NON)	3,717	15,203
Hewlett-Packard Co.	12,259	651,566
Hitachi, Ltd. (Japan) (NON)	75,000	280,126
IBM Corp.	9,872	1,266,084
Infospace, Inc. (NON)	5,970	65,969
Ingram Micro, Inc. Class A (NON)	6,300	110,565
Integrated Device Technology, Inc. (NON)	10,800	66,204
Integrated Silicon Solutions, Inc. (NON)	1,786	18,842
Intel Corp.	35,253	784,732
Interactive Intelligence, Inc. (NON)	937	17,513
Ixia (NON)	4,918	45,590
Jabil Circuit, Inc.	11,200	181,328
JDA Software Group, Inc. (NON)	370	10,293
Johnson Matthey PLC (United Kingdom)	6,139	162,699
Juniper Networks, Inc. (NON)	3,487	106,981
LDK Solar Co., Ltd. ADR (China) (NON)	1,710	11,218
LG Display Co., Ltd. (South Korea)	840	29,666
Longtop Financial Technologies Ltd. ADR (China) (NON)	2,718	87,547
Mantech International Corp. Class A (NON)	897	43,801
McAfee, Inc. (NON)	6,775	271,881
MEMC Electronic Materials, Inc. (NON)	1,200	18,396
Micron Technology, Inc. (NON)	28,700	298,193
Microsoft Corp.	57,011	1,668,712
MicroStrategy, Inc. (NON)	714	60,740
Monotype Imaging Holdings, Inc. (NON)	3,146	30,611
Motech Industries, Inc. (Taiwan)	3,000	12,758
National Semiconductor Corp.	17,964	259,580
NCI, Inc. (NON)	541	16,354
NetApp, Inc. (NON)	3,805	123,891
Netezza Corp. (NON)	2,301	29,430
Netgear, Inc. (NON)	1,365	35,627
NetSuite, Inc. (NON)	1,955	28,426
NVE Corp. (NON)	385	17,441
Omnicell, Inc. (NON)	2,168	30,417
ON Semiconductor Corp. (NON)	13,800	110,400
Oracle Corp.	35,282	906,395
Perfect World Co., Ltd. ADR (China) (NON)	815	30,522
Polycom, Inc. (NON)	2,810	85,930
PV Crystalox Solar PLC (United Kingdom)	3,448	2,512
QLogic Corp. (NON)	1,976	40,113
Qualcomm, Inc.	2,730	114,633
Quantum Corp. (NON)	16,453	43,271

Quest Software, Inc. (NON)	7,824	139,189
Renesola, Ltd. ADR (China) (NON)	1,200	7,104
Roth & Rau AG (Germany) (NON)	233	7,854
Saft Groupe SA (France)	454	17,995
SAIC, Inc. (NON)	2,119	37,506
Salesforce.com, Inc. (NON)	2,107	156,866
SAVVIS, Inc. (NON)	2,401	39,617
Seagate Technology (NON)	13,200	241,032
Sigma Designs, Inc. (NON)	2,543	29,829
Silicon Graphics International Corp. (NON)	6,877	73,515
Silicon Laboratories, Inc. (NON)	1,050	50,054
Simplo Technology Co., Ltd. (Taiwan)	2,000	11,403
Skyworth Digital Holdings, Ltd. (China)	18,000	20,982
SMART Modular Technologies WWH, Inc. (NON)	4,439	34,225
Sohu.com, Inc. (China) (NON)	485	26,481
Solarworld AG (Germany)	637	9,606
SonicWall, Inc. (NON)	1,882	16,355
Sourcefire, Inc. (NON)	1,618	37,133
Super Micro Computer, Inc. (NON)	2,310	39,917
Symantec Corp. (NON)	27,492	465,165
Synchronoss Technologies, Inc. (NON)	2,208	42,769
SYNNEX Corp. (NON)	1,503	44,429
Tech Data Corp. (NON)	3,500	146,650
Texas Instruments, Inc.	7,199	176,160
TIBCO Software, Inc. (NON)	7,650	82,544
Tokyo Electron, Ltd. (Japan)	800	53,082
Trend Micro, Inc. (Japan)	1,000	34,889
TTM Technologies, Inc. (NON)	5,581	49,559
Ultralife Batteries, Inc. (NON)	1,420	5,694
Ultratech, Inc. (NON)	1,242	16,891
Unisys Corp. (NON)	3,260	113,741
United Online, Inc.	5,843	43,706
Valence Technology, Inc. (NON)	5,600	4,760
Varian, Inc. (NON)	113	5,851
VASCO Data Security International, Inc. (NON)	2,957	24,395
Veeco Instruments, Inc. (NON) (S)	3,217	139,940
Venture Corp., Ltd. (Singapore)	6,000	37,412
VeriSign, Inc. (NON)	1,505	39,145
Vishay Intertechnology, Inc. (NON)	13,100	134,013
VMware, Inc. Class A (NON)	8,344	444,735
Volterra Semiconductor Corp. (NON)	927	23,268
Watts Water Technologies, Inc. Class A	1,177	36,558
Websense, Inc. (NON)	710	16,167
Western Digital Corp. (NON)	6,665	259,868
Western Union Co. (The)	11,800	200,128
Zix Corp. (NON)	1,880	4,343
		18,635,398

Transportation (0.7%)
British Airways PLC (United Kingdom) (NON) (S)	9,544	35,203
Central Japan Railway Co. (Japan)	27	205,736
Cintra Concesiones de Infraestructuras de Transporte
SA (Spain)	6,252	60,801
ComfortDelgro Corp., Ltd. (Singapore)	27,000	30,118
Con-way, Inc.	3,300	115,896
Deutsche Post AG (Germany)	2,078	36,053
DP World, Ltd. (United Arab Emirates)	57,662	29,696
easyJet PLC (United Kingdom) (NON)	7,934	55,265
FedEx Corp.	1,700	158,780
Hawaiian Holdings, Inc. (NON)	7,141	52,629
Ryder System, Inc.	5,304	205,583
SembCorp Marine, Ltd. (Singapore)	45,000	134,823
Singapore Airlines, Ltd. (Singapore)	7,000	76,082
TNT NV (Netherlands)	2,090	59,932
UAL Corp. (NON)	2,622	51,260
Union Pacific Corp.	2,500	183,250
United Parcel Service, Inc. Class B	1,800	115,938
Wabtec Corp.	1,480	62,338
		1,669,383

Utilities and power (2.0%)
AGL Energy, Ltd. (Australia)	2,733	37,655
American States Water Co.	467	16,205
Aqua America, Inc.	1,309	22,999
Atco, Ltd. Class I (Canada)	714	35,848
Babcock & Brown Wind Partners (Australia)	20,782	24,385
BKW FMB Energie AG (Switzerland)	242	17,994
California Water Service Group	423	15,909
Centrica PLC (United Kingdom)	22,439	100,103
CEZ AS (Czech Republic)	973	46,002
Chubu Electric Power, Inc. (Japan)	3,900	97,542
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	923	33,966
Consolidated Water Co., Inc. (Cayman Islands)	553	7,510
Constellation Energy Group, Inc.	6,700	235,237
DTE Energy Co.	4,400	196,240
EDF (France)	879	47,966
EDF Energies Nouvelles SA (France)	314	15,020
Edison International	3,200	109,344
Endesa SA (Spain)	728	20,807
Enel SpA (Italy)	14,987	83,806
Energen Corp.	2,244	104,413
Energias de Portugal (EDP) SA (Portugal)	43,061	171,172
Entergy Corp.	411	33,435
Exelon Corp.	5,835	255,631
FirstEnergy Corp.	5,132	200,610
FPL Group, Inc.	4,885	236,092

Gaz de France SA (France)	2,484	95,957
Guangdong Investment, Ltd. (China)	156,000	84,391
Hokkaido Electric Power Co., Inc. (Japan)	1,100	21,119
Hokuriku Electric Power Co. (Japan)	1,000	22,003
Huaneng Power International, Inc. (China)	10,000	5,809
Integrys Energy Group, Inc.	3,800	180,044
International Power PLC (United Kingdom)	14,445	69,922
Kansai Electric Power, Inc. (Japan)	1,300	29,801
Kyushu Electric Power Co., Inc. (Japan)	1,100	23,957
Mirant Corp. (NON)	10,980	119,243
National Grid PLC (United Kingdom)	34,489	335,831
NiSource, Inc.	7,300	115,340
NSTAR	3,900	138,138
Ormat Technologies, Inc.	256	7,204
Pinnacle West Capital Corp.	4,000	150,920
PPL Corp.	7,400	205,054
Public Power Corp. SA (Greece) (NON)	6,296	110,552
Public Service Enterprise Group, Inc.	1,362	40,206
Red Electrica Corp. SA (Spain)	3,606	193,534
RWE AG (Germany)	458	40,582
Severn Trent PLC (United Kingdom)	1,635	29,657
Shikoku Electric Power Co., Inc. (Japan)	700	19,845
SJW Corp.	524	13,320
Southwest Water Co.	1,043	10,889
Terna SPA (Italy)	30,527	132,048
Toho Gas Co., Ltd. (Japan)	12,000	65,497
Tokyo Gas Co., Ltd. (Japan)	26,000	114,640
TransAlta Corp. (Canada)	299	6,621
UGI Corp.	3,100	82,274
Veolia Environnement (France)	1,580	54,751
		4,685,040
Total common stocks (cost $105,817,381)		$116,578,924

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from May 20, 2037 to
November 20, 2039	$3,518,696	$3,801,789
5 1/2s, TBA, April 1, 2040	1,000,000	1,057,266
5 1/2s, TBA, March 1, 2040	1,000,000	1,060,078
4 1/2s, TBA, April 1, 2040	2,000,000	2,022,500
		7,941,633

U.S. Government Agency Mortgage Obligations (17.9%)
Federal National Mortgage Association Pass-Through
Certificates
5 1/2s, TBA, May 1, 2040	7,000,000	7,347,266
5 1/2s, TBA, April 1, 2040	7,000,000	7,375,703
5s, TBA, May 1, 2040	1,000,000	1,027,148
5s, TBA, April 1, 2040	1,000,000	1,031,328
4 1/2s, TBA, May 1, 2040	7,000,000	6,987,695
4 1/2s, TBA, April 1, 2040	19,000,000	19,035,625
		42,804,765
Total U.S. government and agency mortgage obligations (cost $50,821,359)		$50,746,398

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$21,669

Total U.S. treasury obligations (cost $20,052)		$21,669

CORPORATE BONDS AND NOTES (16.1%)(a)
	Principal amount	Value

Basic materials (1.3%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$29,949
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	55,000	481
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014	20,000	20,575
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	110,000	139,610
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016	40,000	43,200
BHP Billiton Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	80,031
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016	24,000	24,840
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)	75,000	70,406
Compass Minerals International, Inc. 144A sr. notes
8s, 2019	60,000	62,400
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	70,000	84,682
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	45,000	48,718
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014	15,000	16,684
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)	75,000	86,438
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes

8 3/8s, 2017		372,000	412,920
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		30,000	31,500
Glencore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014		480,000	492,312
Graphic Packaging International, Inc. company guaranty
sr. unsec. unsub. notes FRN 9 1/2s, 2017		15,000	16,013
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	10,000	14,086
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 7 1/2s, 2014 (Germany)	EUR	5,000	7,085
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	5,000	7,048
Hexion Finance Escrow LLC/Hexion Escrow Corp. 144A sr.
notes 8 7/8s, 2018		$20,000	19,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		44,000	44,880
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		25,000	25,125
International Paper Co. bonds 7.95s, 2018		80,000	93,467
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		10,000	8,900
LBI Escrow Corp. 144A sr. notes 8s, 2017		130,000	134,875
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		50,000	63,063
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		20,000	21,000
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		50,000	50,000
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		20,000	21,939
Nalco Co. 144A sr. notes 8 1/4s, 2017		50,000	53,125
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		30,000	29,850
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		15,511	2,637
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		95,000	102,244
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		60,000	57,900
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)		22,000	28,235
Rio Tinto Finance USA LTD sr. unsec. notes 5 7/8s,
2013 (Australia)		72,000	78,533
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		90,000	88,200
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		5,000	4,438
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		45,000	47,475
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		25,000	25,344
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		40,000	41,600
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		45,000	46,350
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		20,000	20,500
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		20,000	24,500
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		90,000	107,100
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		30,000	35,550
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)		15,000	13,688
Terra Capital, Inc. company guaranty sr. unsec. notes
7 3/4s, 2019		20,000	24,150
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		35,000	34,431
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		10,000	8,725
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 3.999s, 2014		70,000	59,675
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		40,000	43,200
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	36,517
			3,185,894

Capital goods (0.7%)
ACCO Brands Corp. 144A company guaranty sr. sec. notes
10 5/8s, 2015		30,000	32,775
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		18,000	18,090
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017		100,000	109,000
Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		55,000	55,894
Baldor Electric Co. company guaranty 8 5/8s, 2017		35,000	36,838
BBC Holding Corp. sr. notes 8 7/8s, 2014		110,000	107,388
Berry Plastics Corp. company guaranty sr. notes
8 1/4s, 2015		40,000	40,250
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		125,000	125,615
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		11,000	11,330
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067		135,000	126,056
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.666s, 2015		25,000	22,469
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		40,000	43,868
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		3,000	2,318
John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		65,000	70,602
L-3 Communications Corp. company guaranty sr. unsec.

sub. notes 6 1/8s, 2014		24,000	24,420
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		20,000	20,350
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		164,000	190,015
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		70,000	63,175
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	68,886
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037		$50,000	51,785
Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015		40,000	42,000
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		70,000	32,550
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		84,000	88,200
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		50,000	51,250
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 11 1/2s, 2014		40,000	40,100
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		45,000	46,013
Triumph Group, Inc. company guaranty sr. unsec. sub.
notes 8s, 2017		25,000	25,000
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		107,000	115,291
			1,661,528

Communication services (2.0%)
Adelphia Communications Corp. escrow bonds zero %, 2010		55,000	688
American Tower Corp. sr. unsec. notes 7s, 2017		40,000	44,700
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		28,000	36,154
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		30,000	30,129
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		42,000	48,815
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		84,000	88,706
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		10,000	10,688
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017		80,000	84,600
CCH II, LLC sr. notes 13 1/2s, 2016		62,895	75,631
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		47,000	48,175
Cequel Communications Holdings I LLC/Cequel Capital
Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017		50,000	51,375
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		20,000	19,450
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		20,000	20,200
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		110,000	112,200
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		156,000	168,764
Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	87,568
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		40,000	40,700
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		110,000	114,400
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,000	1,046
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		10,000	10,650
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	183,142
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		100,000	98,250
Equinix, Inc. sr. notes 8 1/8s, 2018		25,000	26,090
France Telecom notes 7 3/4s, 2011 (France)		84,000	89,181
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020		70,000	70,525
Frontier Communications Corp. 144A sr. notes 8 1/4s,
2017		50,000	50,875
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		5,000	5,550
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)		255,000	269,663
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Bermuda)		10,000	10,325
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		105,000	113,925
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		55,000	53,625
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		25,000	22,875
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		45,000	46,406
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		115,000	117,588
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		90,000	98,550
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	135,000	196,932
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		$75,000	80,438
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 6.399s, 2016 (Denmark)	EUR	80,163	108,276
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$25,000	25,313
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		30,000	30,525
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		195,000	213,525
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	25,250
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		93,000	103,208
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		5,000	5,325
SBA Telecommunications, Inc. 144A company guaranty sr.

notes 8s, 2016	75,000	78,938
Sprint Capital Corp. company guaranty 6 7/8s, 2028	215,000	173,075
Sprint Nextel Corp. sr. notes 8 3/8s, 2017	35,000	35,175
TCI Communications, Inc. company guaranty 7 7/8s, 2026	36,000	41,264
TCI Communications, Inc. debs. 9.8s, 2012	42,000	47,647
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)	84,000	86,539
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	120,000	140,931
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	25,000	26,225
TW Telecom Holdings, Inc. 144A sr. notes 8s, 2018	30,000	30,675
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015	3,000	3,068
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	162,000	202,816
Verizon Global Funding Corp. notes 7 3/4s, 2030	30,000	35,698
Verizon New England, Inc. sr. notes 6 1/2s, 2011	82,000	87,188
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	51,082
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	55,454
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	31,559
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	100,000	109,284
West Corp. company guaranty 9 1/2s, 2014	70,000	71,925
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	100,000	110,500
Windstream Corp. company guaranty 8 5/8s, 2016	120,000	122,700
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,238
		4,686,982

Conglomerates (--%)
GWR Operating Partnership LLP 144A 1st mtge. bonds
10 7/8s, 2017	50,000	48,750
SPX Corp. sr. unsec. notes 7 5/8s, 2014	50,000	52,313
		101,063

Consumer cyclicals (2.9%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	35,000	35,875
Affinion Group, Inc. company guaranty 10 1/8s, 2013	55,000	56,375
Affinity Group, Inc. sr. sub. notes 9s, 2012	50,000	35,000
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)	66,500	70,989
AMC Entertainment, Inc. company guaranty 11s, 2016	60,000	64,425
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	20,125
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2017	15,000	13,988
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	45,000	42,188
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	34,044	22,171
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	2,890	1,879
Aramark Corp. company guaranty 8 1/2s, 2015	80,000	81,800
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	15,000	14,773
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012	65,000	64,838
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2013	25,000	23,844
Belo Corp. sr. unsec. unsub. notes 8s, 2016	10,000	10,425
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	60,000	58,500
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	30,000	25,050
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020	40,000	39,700
Building Materials Corp. 144A sr. notes 7s, 2020	45,000	45,563
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	45,000	47,588
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	65,000	62,400
Cenveo Corp. 144A company guaranty sr. notes 8 7/8s,
2018	35,000	35,394
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	50,000	50,938
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	25,000	26,344
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	5,000	3,913
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	43,000	42,839
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	115,000	120,175
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	95,000	99,988
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	5,000	5,543
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	117,000	123,323
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F)(NON)	55,000	--
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	25,000	28,000
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	25,000	25,969
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	40,000	41,628
DISH DBS Corp. company guaranty sr. unsec. notes

7 7/8s, 2019	85,000	88,400
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	10,000	10,975
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,038
Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	36,400
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	70,000	72,100
Ferrellgas Partners LP/ Ferrellagas Partners Finance
Corp. sr. unsec. notes 8 5/8s, 2020	15,000	15,000
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	185,000	195,638
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011	45,000	46,525
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020	100,000	104,750
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014	30,000	17,550
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016	30,000	33,525
Goodyear Tire & Rubber Co. (The) company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020	4,000	3,920
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	35,000	37,800
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014	90,000	85,950
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017	210,000	226,275
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016	110,000	118,866
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	40,000	45,250
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	11,000	9,405
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017	115,000	116,581
KB Home company guaranty 6 3/8s, 2011	49,000	50,103
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	55,413
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018	10,000	10,113
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020	40,000	40,650
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	163,000	174,818
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	31,350
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	46,563
Liberty Media, LLC sr. notes 5.7s, 2013	40,000	40,000
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	35,000	33,950
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	695,000	724,538
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	40,000	10,000
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017	45,000	45,956
Meritage Homes Corp. company guaranty 6 1/4s, 2015	47,000	45,120
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	7,000	7,044
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015	20,000	16,550
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	89,775
MGM Mirage, Inc. 144A sr. notes 9s, 2020	10,000	10,300
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	5,000	5,513
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	32,400
Michaels Stores, Inc. company guaranty 10s, 2014	50,000	52,750
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014	45,000	44,438
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)	40,000	42,350
Navistar International Corp. sr. notes 8 1/4s, 2021	90,000	92,250
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	137,490	140,240
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	59,794
News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	116,304
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	10,000	10,475
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	120,000	114,000
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	32,467
Oshkosh Corp. 144A company guaranty sr. unsec. notes
8 1/2s, 2020	15,000	15,525
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	110,000	128,975
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	25,000	25,375
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	35,000	30,275
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	44,663
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	5,000	4,888
Quebecor Media, Inc. sr. unsec. notes 7 3/4s, 2016
(Canada)	15,000	15,188
QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	25,125
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)	5,294	4,632
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	135,000	116,438
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016	55,000	52,250
Scotts Miracle-Gro Co. (The) company guaranty sr.
unsec. notes 7 1/4s, 2018	15,000	15,300
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	15,000

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		54,000	60,480
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		5,000	5,400
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		40,000	42,550
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		15,000	13,875
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014		20,000	18,450
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		90,000	6,075
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		55,155	59,154
Time Warner, Inc. company guaranty sr. unsec. unsub.
notes 4 7/8s, 2020		15,000	14,619
Time Warner, Inc. debs. 9.15s, 2023		40,000	51,941
Time Warner, Inc. debs. 9 1/8s, 2013		125,000	146,035
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017		120,000	133,800
Travelport LLC company guaranty 11 7/8s, 2016		10,000	10,963
Travelport LLC company guaranty 9 7/8s, 2014		15,000	15,675
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		80,000	1,000
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014		50,000	64,158
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		127,957	110,363
United Auto Group, Inc. company guaranty 7 3/4s, 2016		65,000	62,563
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015		90,000	90,675
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		38,625	16,223
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030		55,000	60,612
Virgin Media Finance PLC 144A company guaranty sr.
notes 7s, 2018 (United Kingdom)	GBP	65,000	100,637
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		$40,000	40,100
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037		142,000	157,422
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014		46,000	45,885
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		110,000	123,888
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		80,000	82,400
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		30,000	210
			6,915,509

Consumer staples (1.3%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013		75,000	87,610
Anheuser-Busch InBev Worldwide, Inc. company guaranty
unsec. unsub. notes 5 3/8s, 2020 (Belgium)		60,000	61,895
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		50,000	59,469
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		30,000	29,400
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		90,000	89,100
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		10,000	10,450
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	65,414
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		55,000	55,756
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		60,000	61,950
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		5,000	5,188
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		28,711	24,404
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010		17,000	17,529
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		60,000	61,650
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037		38,000	35,910
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032		79,833	88,776
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)		50,000	54,638
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		55,000	59,592
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)		25,000	27,051
Diageo PLC company guaranty 8s, 2022 (Canada)		40,000	49,011
Dole Food Co. 144A sr. sec. notes 8s, 2016		60,000	61,500
Dole Food Co., Inc. sr. notes 13 7/8s, 2014		13,000	15,649
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		55,000	55,138
General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	26,768
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		15,000	14,775
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	82,315
Hertz Corp. company guaranty 8 7/8s, 2014		135,000	138,713
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014		55,000	62,700
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		145,000	149,363
Kroger Co. company guaranty 6.4s, 2017		137,000	152,312
Libbey Glass, Inc. 144A sr. notes 10s, 2015		20,000	21,050
McDonald's Corp. sr. unsec. bond 6.3s, 2037		51,000	55,113
McDonald's Corp. sr. unsec. notes 5.7s, 2039		59,000	58,746

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	71,836
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	75,000	76,875
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018	30,000	30,750
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	90,000	92,925
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	61,158
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	40,000	37,100
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	108,000	90,720
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	20,000	21,200
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	85,000	94,775
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	16,956	17,973
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	40,600
TreeHouse Foods, Inc. sr. unsec. notes 7 3/4s, 2018	10,000	10,375
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	45,000	53,438
Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	463,572
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	85,000	91,375
		3,093,607

Energy (1.4%)
Anadarko Petroleum Corp. sr. unsec. notes 6.95s, 2019	70,000	78,934
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	5,000	4,909
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	145,000	145,544
BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)	45,000	46,736
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	75,000	68,625
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	120,000	121,500
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	46,913
Complete Production Services, Inc. company guaranty
8s, 2016	65,000	64,350
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	90,000	76,163
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	39,900
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	60,000	61,050
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	92,475
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017	50,000	51,375
Crosstex Energy/Crosstex Energy Finance Corp. 144A sr.
notes 8 7/8s, 2018	55,000	56,719
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	40,000	42,550
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	50,000	51,000
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	110,000	108,900
Forest Oil Corp. sr. notes 8s, 2011	65,000	68,575
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)	100,000	99,380
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	110,000	113,300
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	25,000	24,938
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	35,000	34,563
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	9,600
Inergy LP/Inergy Finance Corp. company guaranty sr.
unsec. notes 8 3/4s, 2015	20,000	20,925
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	95,000	95,000
International Coal Group, Inc. sr. notes 9 1/8s, 2018	10,000	10,225
Kerr-McGee Corp. sec. notes 6.95s, 2024	30,000	33,371
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	70,000	70,788
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	105,000	106,444
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,793
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	30,525
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	55,000	56,513
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	35,000	39,775
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	37,600
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	100,000	93,500
Peabody Energy Corp. company guaranty 7 3/8s, 2016	35,000	37,013
Peabody Energy Corp. company guaranty Ser. B, 6 7/8s,
2013	25,000	25,281
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	50,000
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	115,000	120,031
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	55,000	58,300
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	5,069
Plains Exploration & Production Co. company guaranty
7s, 2017	100,000	98,500
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	60,000	61,800
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	10,000	9,500
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	68,700
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	25,000	25,750
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	88,250

SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	120,000	114,000
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015	55,000	54,038
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	25,000	16,000
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	30,000	28,650
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	15,394
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	25,000	26,849
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	35,000	46,476
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	20,000	21,311
Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	61,425
Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,487
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	11,000	12,952
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,185
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	60,453
		3,238,872

Financials (3.1%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	15,000	15,458
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	33,000	35,948
American Express Co. sr. unsec. notes 8 1/8s, 2019	160,000	193,792
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	185,000	174,275
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	214,000	198,485
Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	90,000	94,742
BankAmerica Capital III bank guaranty jr. unsec. FRN
0.821s, 2027	43,000	29,571
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	22,000	25,425
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012	50,000	48,824
Capital One Capital III company guaranty 7.686s, 2036	31,000	29,644
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	65,000	77,005
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	40,000	44,800
CIT Group, Inc. sr. bond 7s, 2017	35,000	32,288
CIT Group, Inc. sr. bond 7s, 2013	180,000	175,050
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	110,000	113,154
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.4s, 2010	10,000	9,996
Citigroup, Inc. sub. notes 5s, 2014	135,000	134,810
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	319,000	298,098
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	130,000	139,659
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	34,000	31,875
Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	5,015
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	125,000	127,713
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	45,925
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	57,000	56,997
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	65,000	77,675
Fleet Capital Trust V bank guaranty FRN 1.261s, 2028	29,000	18,029
Fund American Cos., Inc. notes 5 7/8s, 2013	91,000	93,933
GATX Financial Corp. notes 5.8s, 2016	25,000	24,710
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.45s, 2016	65,000	58,977
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.379s, 2012	10,000	9,802
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020	20,000	20,368
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	392,000	420,825
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,
2020	25,000	25,625
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012	34,000	34,595
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012	25,000	25,344
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012	62,000	62,620
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014	85,000	84,575
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011	79,000	80,284
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014	9,000	7,925
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	105,000	106,752
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	110,000	109,307
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015	25,000	26,250
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	150,000	170,965
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	18,000	19,458
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 5 3/8s, 2020	15,000	14,862
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	194,000	192,410
Health Care Property Investors, Inc. sr. unsec. notes

6s, 2017	28,000	27,890
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	57,350
HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	88,500
HSBC Finance Corp. notes 5s, 2015	200,000	208,277
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	9,575
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	4,850
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018	95,000	91,556
JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	293,140
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	119,000	116,634
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065
(In default) (NON)	285,000	713
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	15,544
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	54,000	53,460
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	85,811
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	110,000	115,881
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	62,064
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	100,000	105,393
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	318,000	342,699
MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	61,636
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	182,000	192,128
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	25,447
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	31,010
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	45,584
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	50,000	48,500
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	90,000	67,512
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	85,000	83,459
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	25,000	25,188
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	5,000	5,631
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	63,500
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	48,000	52,620
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	41,000	42,417
Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 (R)	22,000	21,802
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	171,000	171,787
SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	38,950
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	120,000	114,643
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.257s, 2037	75,000	55,820
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4 1/8s, 2014	5,000	4,263
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	70,000	69,469
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	192,000	199,920
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	21,299
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	275,000	296,991
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.402s,
2012	95,000	94,307
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	80,000	78,847
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	60,000	56,120
Willis Group North America, Inc. company guaranty
6.2s, 2017	10,000	10,131
		7,482,158

Health care (0.9%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	101,760
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	40,738
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	71,000	78,466
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	43,000	48,028
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	60,000	66,150
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	30,000	31,050
DaVita, Inc. company guaranty 6 5/8s, 2013	70,000	70,438
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	134,000	145,503
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	38,000	40,708
HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	44,651
HCA, Inc. sr. sec. notes 9 1/8s, 2014	215,000	227,094
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	55,000	52,388
Healthsouth Corp. company guaranty 10 3/4s, 2016	40,000	43,250
Hospira, Inc. sr. notes 6.05s, 2017	25,000	26,852
Hospira, Inc. sr. notes 5.55s, 2012	99,000	105,284
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	80,000	81,500
Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	20,100
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	9,813
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	50,375
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	85,000	86,594

Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	45,000	45,900
Select Medical Corp. company guaranty 7 5/8s, 2015	58,000	55,245
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	105,000	102,900
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	59,325
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	40,000	41,100
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	14,925
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	16,477	16,477
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016	75,000	75,375
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	5,000	5,244
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	6,000	6,720
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	130,000	140,075
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	20,000	20,750
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)	83,000	78,435
Vanguard Health Holding Co. II, LLC 144A company
guaranty sr. notes 8s, 2018	15,000	14,588
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	110,000	117,391
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	40,000	41,068
WellPoint, Inc. notes 7s, 2019	35,000	39,595
		2,245,855

Technology (0.8%)
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	35,000	35,263
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	10,000	10,200
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	5,000	5,075
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	75,000	72,000
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	38,300
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	30,000	31,800
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	435,000	481,595
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	75,750
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	265,000	223,925
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	10,000	8,625
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	10,493	10,073
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	120,000	114,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	2,000	1,770
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	25,000	26,750
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	39,416
Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	21,735
Hewlett-Packard Co. sr. unsec. notes 4 1/4s, 2012	55,000	58,101
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	97,850
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	30,000	21,150
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	86,059
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	75,000	73,125
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	86,871
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	35,000	35,219
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	23,128
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	138,000	141,450
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	13,000	13,098
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	95,000	113,525
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	57,264
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	21,565
		2,025,282

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	10,050
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	60,000	68,493
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	85,118	79,266
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	35,000	34,913
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	37,000	39,451
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	36,813
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	60,000	64,930
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	17,790	16,634
		350,550

Utilities and power (1.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	110,937
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	86,275
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	61,000	61,915
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	24,139
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,133
Beaver Valley II Funding debs. 9s, 2017	28,000	30,251
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	116,000	124,749
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	37,687	38,521
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	95,000	93,338
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	26,379
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	10,000	10,101
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	16,615
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	99,474
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	45,000	47,953
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	165,000	155,925
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	27,263
Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	98,606
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	40,000	43,702
Duke Energy Corp. sr. unsec. unsub. notes 3.35s, 2015	60,000	59,660
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	90,000	67,950
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	38,800
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	10,950
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	8,675
Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	41,400
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	34,391
Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	67,328
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	50,000	34,000
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	66,000	65,918
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	21,000	20,953
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,182
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	44,000	47,852
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	35,000	36,313
ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	79,289
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	36,687
Kansas Gas & Electric bonds 5.647s, 2021	17,714	17,765
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	69,000	69,519
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	130,000	142,543
Mirant North America, LLC company guaranty 7 3/8s, 2013	170,000	169,575
National Fuel Gas Co. notes 5 1/4s, 2013	114,000	119,737
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	45,188
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	85,000	88,261
Northwestern Corp. sec. notes 5 7/8s, 2014	76,000	77,929
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	19,775
NRG Energy, Inc. sr. notes 7 3/8s, 2016	235,000	233,238
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	113,280
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	76,890
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	31,558	32,385
PSEG Power, LLC 144A company guaranty sr. unsec. notes
5.32s, 2016	37,000	38,574
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	35,000	36,403
Public Service Electric & Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	25,000	24,759
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	98,000	87,294
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	30,000	30,750
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017	40,000	40,590
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	53,099
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	5,000	5,574
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (United
Kingdom) (PIK)	65,000	44,525
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	45,000	31,275
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	30,000	32,458
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	28,545
Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	54,867
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	25,593
		3,496,015
Total corporate bonds and notes (cost $37,194,751)		$38,483,315

MORTGAGE-BACKED SECURITIES (8.9%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
7.744s, 2029	$33,308	$36,123
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	98,000	101,895
Ser. 07-2, Class A2, 5.634s, 2049	71,000	72,577
Ser. 07-5, Class XW, IO, 0.434s, 2051	2,853,266	62,962
Ser. 07-1, Class XW, IO, 0.282s, 2049	1,656,419	33,905
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s, 2035	775,201	9,089

Ser. 04-4, Class XC, IO, 0.259s, 2042	1,560,396	24,526
Ser. 04-5, Class XC, IO, 0.21s, 2041	2,223,651	31,339
Ser. 06-5, Class XC, IO, 0.13s, 2016	5,820,144	83,482
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.757s, 2036	288,493	161,556
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.23s, 2022	95,000	44,249
FRB Ser. 05-MIB1, Class J, 1.28s, 2022	102,000	55,080
Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	181,141	5,978
Ser. 05-1A, IO, 2.87s, 2035	184,044	7,656
Ser. 04-3, IO, 2.87s, 2035	125,591	4,936
Ser. 07-1, Class S, IO, 2.47s, 2037	1,302,861	105,271
Ser. 06-4A, IO, 2.331s, 2036	92,217	6,787
Ser. 05-3A, IO, 2.15s, 2035	308,137	15,099
Ser. 06-2A, IO, 1.798s, 2036	109,612	6,642
FRB Ser. 05-1A, Class A1, 0.546s, 2035	41,459	30,679
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036 (F)	420,959	252,575
FRB Ser. 05-7, Class 23A1, 5.585s, 2035	178,472	114,532
Ser. 04-9, Class 1A1, 3.618s, 2034	5,891	3,885
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	882,000	909,600
Ser. 04-PR3I, Class X1, IO, 0.168s, 2041	551,551	8,536
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.686s, 2038	1,539,940	49,678
Ser. 06-PW14, Class X1, IO, 0.142s, 2038	1,657,046	24,591
Ser. 07-PW18, Class X1, IO, 0.128s, 2050	704,243	5,316
Ser. 07-PW15, Class X1, IO, 0.088s, 2044	4,861,786	34,373
Ser. 05-PW10, Class X1, IO, 0.061s, 2040	5,774,917	9,529
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	19,317	19,546
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.787s, 2036	255,545	146,204
FRB Ser. 07-6, Class 1A3A, 5.6s, 2046	728,592	386,154
FRB Ser. 06-AR7, Class 2A2A, 5.532s, 2036	240,794	142,069
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	1,706,070	30,123
Ser. 07-CD4, Class XC, IO, 0.086s, 2049	5,706,099	42,796
Ser. 06-CD2, Class X, IO, 0.085s, 2046	3,654,323	10,704
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	75,682	69,627
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.465s, 2017	385,304	10,299
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	99,616
Ser. 98-C2, Class F, 5.44s, 2030	435,000	449,157
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	32,850
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	25,200
FRB Ser. 01-J2A, Class A2F, 0.73s, 2034	74,000	70,368
Ser. 05-LP5, Class XC, IO, 0.194s, 2043	1,977,387	18,799
Ser. 06-C8, Class XS, IO, 0.134s, 2046	5,252,964	54,197
Ser. 05-C6, Class XC, IO, 0.067s, 2044	5,103,302	27,361
Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	207,423	121,342
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	93,279	81,626
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.573s, 2035	500,390	355,277
FRB Ser. 06-HYB1, Class 2A1, 5.198s, 2036	744,559	539,805
FRB Ser. 05-HYB4, Class 2A1, 4.675s, 2035	363,381	246,645
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.664s, 2035	354,995	40,231
Ser. 06-R1, Class AS, IO, 5.643s, 2036	89,656	9,694
Ser. 05-R3, Class AS, IO, 5.576s, 2035	355,801	38,693
FRB Ser. 06-R2, Class AS, IO, 5.501s, 2036	374,376	37,672
IFB Ser. 05-R2, Class 1AS, IO, 5.322s, 2035	202,987	21,324
Credit Suisse Mortgage Capital Certificates
Ser. 06-C5, Class A2, 5.246s, 2039	242,000	251,410
Ser. 06-C5, Class AX, IO, 0.152s, 2039	3,379,880	48,995
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.13s, 2039	4,590,053	59,398
Ser. 07-C2, Class AX, IO, 0.11s, 2049	7,942,766	49,650
Ser. 07-C1, Class AX, IO, 0.084s, 2040	6,153,621	46,103
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.412s, 2035	774,194	21,346
FRB Ser. 04-TF2A, Class J, 1.18s, 2016	50,000	44,000
FRB Ser. 05-TF2A, Class J, 1.13s, 2020	17,613	15,323
FRB Ser. 04-TF2A, Class H, 0.93s, 2019	50,000	48,500
Ser. 01-CK1, Class AY, IO, 0.778s, 2035	2,338,945	5,323
Ser. 04-C4, Class AX, IO, 0.402s, 2039	636,598	14,603
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.349s, 2031	306,383	6,376
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	11,129	11,120
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,845
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	130,609
Fannie Mae
IFB Ser. 06-49, Class SE, 28.016s, 2036	101,702	147,998
IFB Ser. 05-25, Class PS, 27.077s, 2035	61,506	89,030
IFB Ser. 06-115, Class ES, 25.576s, 2036	85,861	120,028
IFB Ser. 06-8, Class HP, 23.664s, 2036	84,220	116,484
IFB Ser. 05-99, Class SA, 23.664s, 2035	56,216	76,171
IFB Ser. 05-74, Class DM, 23.481s, 2035	56,857	80,376
IFB Ser. 05-45, Class DC, 23.408s, 2035	55,605	76,190
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	341,034	50,225
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	74,997	10,994
IFB Ser. 05-52, Class DC, IO, 6.954s, 2035	103,838	18,695
IFB Ser. 04-60, Class SW, IO, 6.804s, 2034	256,849	40,985
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	611,674	87,953

IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	118,698	15,972
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	115,317	12,701
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	376,361	46,168
IFB Ser. 07-58, Class SP, IO, 6.504s, 2037	157,678	24,571
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	136,099	14,993
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	113,463	15,617
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	122,180	15,240
IFB Ser. 05-17, Class ES, IO, 6.504s, 2035	110,048	14,482
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	344,730	56,560
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	295,140	42,054
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	214,622	27,967
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	290,846	32,557
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	158,655	21,214
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	111,206	12,802
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	99,622	12,123
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	136,175	19,826
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	214,363	29,752
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	298,497	45,694
IFB Ser. 05-23, Class SG, IO, 6.454s, 2035	167,169	26,699
IFB Ser. 05-17, Class SA, IO, 6.454s, 2035	152,085	17,814
IFB Ser. 05-17, Class SE, IO, 6.454s, 2035	167,079	26,638
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	126,154	13,696
IFB Ser. 06-115, Class GI, IO, 6.394s, 2036	139,797	16,879
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	99,731	12,325
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	161,591	20,315
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	452,227	64,429
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	132,450	13,504
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	473,374	68,544
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	426,655	60,308
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	101,513	13,501
IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	130,221	17,533
IFB Ser. 06-92, Class JI, IO, 6.334s, 2036	77,705	10,145
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	370,373	53,549
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	532,522	72,189
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	163,997	18,007
IFB Ser. 09-70, Class SI, IO, 6.204s, 2036	455,208	45,990
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	472,292	61,020
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	423,928	52,186
IFB Ser. 07-44, Class SB, IO, 6.184s, 2037	509,383	71,747
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	143,819	14,616
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	143,819	14,616
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	143,819	14,616
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	143,819	14,616
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	213,273	27,478
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	180,764	24,501
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	546,054	70,457
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	391,478	52,153
IFB Ser. 08-12, Class SC, IO, 6.104s, 2038	557,663	69,780
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	263,060	33,593
IFB Ser. 10-2, Class MS, IO, 6.004s, 2050	287,603	31,319
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	251,154	29,234
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	174,979	20,094
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	142,410	16,743
IFB Ser. 07-32, Class SC, IO, 5.854s, 2037	232,129	22,208
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	160,098	15,698
Ser. 06-W3, Class 1AS, IO, 5.767s, 2046	512,467	60,045
IFB Ser. 05-58, Class IK, IO, 5.754s, 2035	194,070	27,815
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	147,109	13,152
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	207,604	21,144
Ser. 03-W12, Class 2, IO, 2.221s, 2043	368,590	30,488
Ser. 03-W10, Class 3, IO, 1.857s, 2043	214,183	15,209
Ser. 03-W10, Class 1, IO, 1.78s, 2043	773,631	50,886
Ser. 03-W8, Class 12, IO, 1.638s, 2042	766,743	47,873
Ser. 03-W17, Class 12, IO, 1.14s, 2033	278,012	12,163
Ser. 06-26, Class NB, 1s, 2036	49,146	43,847
Ser. 03-T2, Class 2, IO, 0.81s, 2042	1,061,475	30,840
Ser. 03-W6, Class 51, IO, 0.666s, 2042	255,846	6,066
Ser. 01-T12, Class IO, 0.565s, 2041	235,516	5,109
Ser. 03-W2, Class 1, IO, 0.467s, 2042	1,841,255	20,827
Ser. 02-T4, IO, 0.446s, 2041	1,256,431	15,671
Ser. 01-50, Class B1, IO, 0.435s, 2041	410,406	5,471
Ser. 02-T1, Class IO, IO, 0.423s, 2031	259,914	3,429
Ser. 03-W6, Class 3, IO, 0.368s, 2042	358,251	4,764
Ser. 03-W6, Class 23, IO, 0.352s, 2042	379,865	4,870
Ser. 01-79, Class BI, IO, 0.322s, 2045	843,250	8,851
Ser. 06-46, Class OC, PO, zero %, 2036	70,476	55,021
FRB Ser. 06-115, Class SN, zero %, 2036	66,930	64,134
FRB Ser. 05-57, Class UL, zero %, 2035	11,729	11,623
FRB Ser. 05-65, Class CU, zero %, 2034	6,326	6,245
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	90,528	15,209
Ser. T-56, Class A, IO, 0.524s, 2043	287,858	5,713
Ser. T-56, Class 1, IO, 0.13s, 2043	391,398	3,022
Ser. T-56, Class 2, IO, 0.01s, 2043	357,562	31
Ser. T-56, Class 3, IO, 0.008s, 2043	294,862	2,370
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.678s, 2033	1,281,330	9,543
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	138,563
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	40,932
Freddie Mac
IFB Ser. 3408, Class EK, 24.868s, 2037	72,127	97,935
IFB Ser. 2976, Class KL, 23.54s, 2035	90,355	123,705
IFB Ser. 3065, Class DC, 19.17s, 2035	83,883	106,676
IFB Ser. 2990, Class LB, 16.358s, 2034	93,814	113,136
IFB Ser. 3489, Class SD, IO, 7.57s, 2032	124,336	21,117
IFB Ser. 2759, Class SG, IO, 7.32s, 2033	209,818	38,886

IFB Ser. 3184, Class SP, IO, 7.12s, 2033	170,131	17,358
IFB Ser. 3269, Class KS, IO, 7.02s, 2037	1,895,592	282,000
IFB Ser. 3156, Class PS, IO, 7.02s, 2036	209,041	35,591
IFB Ser. 2927, Class SI, IO, 7s, 2035	115,059	19,899
IFB Ser. 3119, Class PI, IO, 6.97s, 2036	139,803	25,054
IFB Ser. 3149, Class SE, IO, 6.92s, 2036	172,283	30,713
IFB Ser. 3157, Class SA, IO, 6.92s, 2036	346,297	61,381
IFB Ser. 2921, Class SG, IO, 6.92s, 2035	345,098	53,991
IFB Ser. 3203, Class SH, IO, 6.91s, 2036	99,739	12,429
IFB Ser. 2835, Class AI, IO, 6.87s, 2034	47,638	8,021
IFB Ser. 2815, Class PT, IO, 6.82s, 2032	135,921	18,594
IFB Ser. 2828, Class TI, IO, 6.82s, 2030	62,360	8,199
IFB Ser. 3249, Class SI, IO, 6.52s, 2036	74,520	10,514
IFB Ser. 2922, Class SE, IO, 6.52s, 2035	151,486	21,662
IFB Ser. 2981, Class AS, IO, 6.49s, 2035	144,402	19,434
IFB Ser. 3287, Class SE, IO, 6.47s, 2037 (F)	324,293	48,592
IFB Ser. 3122, Class DS, IO, 6.47s, 2036	156,657	18,886
IFB Ser. 3123, Class LI, IO, 6.47s, 2036	177,892	28,274
IFB Ser. 3107, Class DC, IO, 6.47s, 2035	194,309	28,644
IFB Ser. 3001, Class IH, IO, 6.47s, 2035	59,308	8,962
IFB Ser. 2950, Class SM, IO, 6.47s, 2016	193,908	24,539
IFB Ser. 3256, Class S, IO, 6.46s, 2036	183,364	24,790
IFB Ser. 3031, Class BI, IO, 6.46s, 2035	73,057	12,324
IFB Ser. 3249, Class SM, IO, 6.42s, 2036	148,125	21,760
IFB Ser. 3240, Class SM, IO, 6.42s, 2036	145,387	20,085
IFB Ser. 3147, Class SD, IO, 6.42s, 2036	382,893	47,960
IFB Ser. 3128, Class JI, IO, 6.4s, 2036	210,814	29,075
IFB Ser. 2990, Class LI, IO, 6.4s, 2034	144,711	23,382
IFB Ser. 3240, Class S, IO, 6.39s, 2036	416,703	59,401
IFB Ser. 3065, Class DI, IO, 6.39s, 2035	62,176	9,453
IFB Ser. 3145, Class GI, IO, 6.37s, 2036	183,274	26,265
IFB Ser. 3114, Class GI, IO, 6.37s, 2036	80,540	11,768
IFB Ser. 3114, Class IP, IO, 6.37s, 2036	190,115	26,483
IFB Ser. 3346, Class SC, IO, 6.32s, 2033	769,781	110,610
IFB Ser. 3171, Class PS, IO, 6.255s, 2036	170,572	21,303
IFB Ser. 3171, Class ST, IO, 6.255s, 2036	306,027	38,835
IFB Ser. 3510, Class DI, IO, 6 1/4s, 2035	263,947	37,525
IFB Ser. 3181, Class PS, IO, 6.24s, 2036	114,462	16,362
IFB Ser. 3199, Class S, IO, 6.22s, 2036	81,374	11,312
IFB Ser. 3281, Class AI, IO, 6.2s, 2037	192,949	26,287
IFB Ser. 3311, Class IA, IO, 6.18s, 2037	192,630	26,146
IFB Ser. 3311, Class IB, IO, 6.18s, 2037	192,630	26,146
IFB Ser. 3311, Class IC, IO, 6.18s, 2037	192,630	26,146
IFB Ser. 3311, Class ID, IO, 6.18s, 2037	192,630	26,146
IFB Ser. 3311, Class IE, IO, 6.18s, 2037	278,842	37,847
IFB Ser. 3240, Class GS, IO, 6.15s, 2036	260,968	34,735
IFB Ser. 3598, Class SA, IO, 6.12s, 2039	287,933	38,612
IFB Ser. 3257, Class SI, IO, 6.09s, 2036	120,829	14,540
IFB Ser. 3225, Class JY, IO, 6.06s, 2036	521,729	68,623
IFB Ser. 3339, Class TI, IO, 5.91s, 2037	211,737	26,372
IFB Ser. 3284, Class CI, IO, 5.89s, 2037	414,670	51,962
IFB Ser. 3309, Class SG, IO, 5.84s, 2037	390,191	43,584
IFB Ser. 2965, Class SA, IO, 5.82s, 2032	148,486	18,337
Ser. 3327, Class IF, IO, zero %, 2037	40,723	1,192
Ser. 3289, Class SI, IO, zero %, 2037	34,650	8,421
Ser. 3124, Class DO, PO, zero %, 2036	39,316	35,911
FRB Ser. 3304, Class UF, zero %, 2037	100,000	80,874
FRB Ser. 3326, Class YF, zero %, 2037	12,129	11,729
FRB Ser. 3147, Class SF, zero %, 2036	74,941	66,362
FRB Ser. 3047, Class BD, zero %, 2035	29,203	23,292
FRB Ser. 3003, Class XF, zero %, 2035	48,663	45,458
FRB Ser. 2958, Class FB, zero %, 2035	16,118	15,519
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.129s, 2043	3,565,899	26,704
Ser. 05-C3, Class XC, IO, 0.098s, 2045	10,175,222	40,519
Ser. 07-C1, Class XC, IO, 0.094s, 2049	11,761,155	65,330
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.112s, 2029	88,866	4,235
Ser. 05-C1, Class X1, IO, 0.357s, 2043	3,352,059	39,982
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	31,171	24,002
Ser. 06-C1, Class XC, IO, 0.073s, 2045	6,522,719	28,848
Government National Mortgage Association
IFB Ser. 08-47, Class S, IO, 7.47s, 2038	131,867	17,446
IFB Ser. 04-26, Class IS, IO, 6.97s, 2034	22,816	1,717
IFB Ser. 04-5, Class PS, IO, 6.71s, 2033	274,000	44,155
IFB Ser. 09-106, Class XI, IO, 6.56s, 2037	175,145	21,147
IFB Ser. 07-22, Class S, IO, 6.56s, 2037	123,303	13,705
IFB Ser. 09-106, Class XL, IO, 6.51s, 2037	173,505	19,937
IFB Ser. 07-53, Class SY, IO, 6.495s, 2037	71,344	7,539
IFB Ser. 07-59, Class PS, IO, 6.43s, 2037	83,161	7,428
IFB Ser. 07-68, Class PI, IO, 6.41s, 2037	114,899	9,919
IFB Ser. 09-87, Class SK, IO, 6.36s, 2032	325,404	35,105
IFB Ser. 07-17, Class AI, IO, 6.32s, 2037	451,660	62,609
IFB Ser. 09-13, Class SD, IO, 6.32s, 2033	851,408	83,636
IFB Ser. 09-106, Class LS, IO, 6.26s, 2037	181,421	18,353
IFB Ser. 06-26, Class S, IO, 6.26s, 2036	99,519	10,189
IFB Ser. 10-14, Class SX, IO, 6.22s, 2040	1,068,215	141,688
IFB Ser. 09-35, Class SP, IO, 6.17s, 2037	424,143	52,954
IFB Ser. 05-71, Class SA, IO, 6.13s, 2035	39,683	5,388
IFB Ser. 05-65, Class SI, IO, 6.11s, 2035	124,342	14,240
IFB Ser. 07-17, Class IC, IO, 6.02s, 2037	277,218	37,488
IFB Ser. 07-17, Class IB, IO, 6.01s, 2037	114,558	15,035
IFB Ser. 09-106, Class SD, IO, 6.01s, 2036	175,072	19,643
IFB Ser. 07-25, Class KS, IO, 5.97s, 2037	78,996	7,413
IFB Ser. 07-7, Class JI, IO, 5.96s, 2037	245,834	27,214
IFB Ser. 05-35, Class SA, IO, 5.96s, 2035	97,422	10,995
IFB Ser. 07-31, Class AI, IO, 5.95s, 2037	139,127	17,423
IFB Ser. 07-43, Class SC, IO, 5.87s, 2037	121,501	13,931

IFB Ser. 04-41, Class SG, IO, 5.76s, 2034	26,380	1,377
FRB Ser. 07-35, Class UF, zero %, 2037	13,079	12,813
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.083s, 2037	8,331,336	24,207
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	187,000	192,466
Ser. 06-GG6, Class A2, 5.506s, 2038	302,000	307,572
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	55,773	56,122
Ser. 06-GG8, Class X, IO, 0.648s, 2039	1,586,585	41,694
Ser. 03-C1, Class X1, IO, 0.278s, 2040	601,818	11,642
Ser. 04-C1, Class X1, IO, 0.274s, 2028	1,077,771	4,115
Ser. 06-GG6, Class XC, IO, 0.051s, 2038	2,513,862	5,284
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	11,265	10,392
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	38,304	35,246
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	29,367	26,737
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	33,651	31,985
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	37,293	35,447
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
3.238s, 2035 (F)	57,633	46,395
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.984s, 2037	489,955	296,423
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037	310,413	167,623
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.832s, 2036	79,460	45,728
FRB Ser. 07-AR15, Class 1A1, 5.781s, 2037	282,800	179,578
FRB Ser. 07-AR9, Class 2A1, 5.779s, 2037	265,400	179,145
FRB Ser. 05-AR31, Class 3A1, 5.48s, 2036 (F)	394,639	224,944
FRB Ser. 07-AR11, Class 1A1, 5.041s, 2037 (F)	218,708	120,289
FRB Ser. 05-AR5, Class 4A1, 4.651s, 2035	242,798	176,037
JPMorgan Alternative Loan Trust FRB Ser. 06-A1,
Class 5A1, 5.908s, 2036	181,158	141,303
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	43,260
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	1,163,000	1,176,027
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	74,737
Ser. 06-LDP8, Class X, IO, 0.572s, 2045	2,109,492	51,054
Ser. 06-CB17, Class X, IO, 0.511s, 2043	2,029,065	51,505
Ser. 06-LDP9, Class X, IO, 0.452s, 2047	3,025,460	64,582
Ser. 06-CB16, Class X1, IO, 0.447s, 2045	2,393,392	29,898
Ser. 07-LDPX, Class X, IO, 0.346s, 2049	3,460,260	52,964
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	43,083
Ser. 07-CB20, Class X1, IO, 0.136s, 2051	6,038,382	72,268
Ser. 05-CB12, Class X1, IO, 0.128s, 2037	3,259,555	26,462
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	28,939
Ser. 99-C1, Class G, 6.41s, 2031	37,135	21,969
Ser. 98-C4, Class H, 5.6s, 2035	50,000	32,500
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.716s, 2038	1,437,596	45,369
Ser. 03-C5, Class XCL, IO, 0.395s, 2037	929,465	16,102
Ser. 05-C3, Class XCL, IO, 0.291s, 2040	2,550,159	48,996
Ser. 05-C2, Class XCL, IO, 0 1/4s, 2040	3,625,495	29,494
Ser. 05-C5, Class XCL, IO, 0.202s, 2020	3,129,389	37,563
Ser. 05-C7, Class XCL, IO, 0.164s, 2040	3,700,789	27,034
Ser. 06-C7, Class XCL, IO, 0.152s, 2038	2,536,527	37,259
Ser. 06-C1, Class XCL, IO, 0.148s, 2041	5,498,788	48,240
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.18s, 2017	52,000	42,656
FRB Ser. 05-LLFA, Class J, 1.03s, 2018	20,000	13,229
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 3.759s, 2034	4,967	3,577
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034 (F)	49,608	47,152
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.867s, 2027	70,943	55,992
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.174s, 2049	7,856,766	92,871
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.73s, 2022	99,963	85,718
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.414s, 2030	31,000	31,151
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	165,859	128,402
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050	128,000	128,797
Ser. 05-MCP1, Class XC, IO, 0.259s, 2043	3,068,234	30,937
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.422s, 2039	696,623	15,175
Ser. 05-LC1, Class X, IO, 0.099s, 2044	1,660,901	10,188
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049	152,000	161,598
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 5.35s, 2040	114,717	9,751
Ser. 05-C3, Class X, IO, 4.385s, 2044	129,939	10,395
Ser. 06-C4, Class X, IO, 4.321s, 2016	544,660	43,573
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.469s, 2043	829,821	20,654
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.28s, 2043 (F)	76,000	79,920
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	35,500
Ser. 04-RR, Class F6, 6s, 2039	100,000	15,500
Ser. 05-HQ5, Class X1, IO, 0.088s, 2042	1,245,067	6,524

Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.736s, 2035	143,350	87,802
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.092s, 2030	49,000	51,940
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
4.175s, 2035 (F)	22,475	20,688
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034 (F)	15,129	13,774
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	54,880	52,807
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	321,616	231,564
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.972s, 2036	1,067,043	36,680
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 6.488s, 2036	84,852	46,128
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037 (F)	494,438	328,801
FRB Ser. 05-18, Class 6A1, 5.021s, 2035 (F)	73,988	55,491
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.579s, 2034 (F)	32,311	26,816
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.003s, 2037	1,864,222	230,462
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,030,196	71,015
Structured Asset Securities Corp. 144A Ser. 08-RF1,
Class AI, IO, 4.569s, 2037	1,720,405	163,916
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2, 5.421s, 2047	664,000	683,155
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	276,326
Ser. 07-C34, IO, 0.353s, 2046	1,628,093	30,624
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.105s, 2035	687,992	17,042
Ser. 05-C18, Class XC, IO, 0.16s, 2042	3,470,684	31,167
Ser. 06-C27, Class XC, IO, 0.129s, 2045	2,734,628	24,119
Ser. 06-C23, Class XC, IO, 0.057s, 2045	2,858,962	15,210
Ser. 06-C26, Class XC, IO, 0.051s, 2045	1,690,199	4,817
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	10,000	2,813
Ser. 06-SL1, Class X, IO, 0.933s, 2043	346,090	11,712
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.216s, 2034	666,210	72,061

Total mortgage-backed securities (cost $17,616,936)		$21,300,616

ASSET-BACKED SECURITIES (2.7%)(a)
	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036	$62,000	$18,321
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036	75,000	26,715
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	26,481	25,422
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	2,980	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.639s, 2029	95,398	40,968
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.406s, 2036	129,356	43,030
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 0.686s, 2035	60,000	48,000
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036	17,698	9,933
FRB Ser. 06-HE4, Class A5, 0.406s, 2036	66,751	39,820
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	42,000	14,167
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	52,000	75,400
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	39,768
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.229s, 2039	214,154	85,662
FRB Ser. 04-D, Class A, 0.832s, 2044	35,031	30,546
Bayview Financial Asset Trust 144A FRB Ser. 03-SSRA,
Class M, 1.596s, 2038	15,944	11,081
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 0.836s, 2043	55,998	46,623
FRB Ser. 03-1, Class A1, 0.746s, 2042	42,531	32,893
FRB Ser. 05-3, Class A1, 0.696s, 2035	23,356	21,387
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	265,765	186,035
Ser. 00-A, Class A2, 7.575s, 2030	46,439	31,578
Ser. 99-B, Class A-5, 7.44s, 2020	172,579	119,079
Ser. 99-B, Class A3, 7.18s, 2015	174,992	117,245
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033 (F)	75,590	1,606
Ser. 00-5, Class A7, 8.2s, 2032	118,823	103,970
Ser. 00-5, Class A6, 7.96s, 2032	245,580	213,655
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	58,852
Ser. 02-2, Class M1, 7.424s, 2033	32,000	26,995
Ser. 01-4, Class A4, 7.36s, 2033	175,111	180,365
Ser. 01-1, Class A5, 6.99s, 2032	618,453	612,269
Ser. 01-3, Class A4, 6.91s, 2033	68,246	70,123
Ser. 02-1, Class A, 6.681s, 2033	77,570	79,315
FRB Ser. 02-1, Class M1A, 2.279s, 2033	356,000	263,633
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.636s, 2034	41,972	35,128
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	12,077	11,972
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036	97,000	53,603
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036	137,000	66,417

FRB Ser. 06-2, Class 2A3, 0.416s, 2036	230,000	167,626
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 1.079s, 2018	4,758	4,425
GEBL 144A
Ser. 04-2, Class D, 2.98s, 2032 (F)	60,076	2,703
Ser. 04-2, Class C, 1.08s, 2032 (F)	60,076	7,209
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	79,194	40,369
Ser. 96-5, Class M1, 8.05s, 2027	33,057	28,429
Ser. 96-6, Class M1, 7.95s, 2027	173,000	138,400
Ser. 99-5, Class A5, 7.86s, 2030	381,037	316,261
Ser. 97-2, Class A7, 7.62s, 2028	7,928	8,085
Ser. 96-2, Class M1, 7.6s, 2026	98,000	89,180
Ser. 97-6, Class A9, 7.55s, 2029	25,441	25,959
Ser. 96-10, Class M1, 7.24s, 2028	63,000	61,110
Ser. 97-6, Class M1, 7.21s, 2029	73,000	57,677
Ser. 97-3, Class A5, 7.14s, 2028	10,797	10,859
Ser. 97-6, Class A8, 7.07s, 2029	6,256	6,468
Ser. 98-4, Class A7, 6.87s, 2030	15,689	14,811
Ser. 93-3, Class B, 6.85s, 2018	8,167	7,268
Ser. 99-3, Class A7, 6.74s, 2031	14,172	14,137
Ser. 98-6, Class A7, 6.45s, 2030	4,130	4,124
Ser. 99-2, Class A7, 6.44s, 2030	59,232	50,716
Ser. 98-7, Class M1, 6.4s, 2030	20,000	11,022
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	567,695	522,280
Ser. 99-5, Class A4, 7.59s, 2028	35,717	35,485
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.396s, 2036	342,000	97,219
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.728s, 2036	83,463	33,385
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036	69,000	49,304
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	6,500
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 3.245s,
2036	120,000	8,400
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	227,728	132,082
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.506s, 2036	66,000	23,413
FRB Ser. 06-1, Class 2A3, 0.436s, 2036	70,496	36,331
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	10,408	8,496
FRB Ser. 02-1A, Class A1, 0.94s, 2024	6,869	6,526
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	33,955	31,362
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	51,223	50,283
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036	82,000	43,740
FRB Ser. 06-2, Class A2C, 0.396s, 2036	82,000	46,411
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	53,489	33,739
Ser. 95-B, Class B1, 7.55s, 2021	18,555	13,126
Ser. 00-D, Class A3, 6.99s, 2022	2,946	2,946
Ser. 98-A, Class M, 6.825s, 2028	31,000	19,624
Ser. 01-E, Class A4, 6.81s, 2031	106,437	80,892
Ser. 99-B, Class A3, 6.45s, 2017	31,830	28,010
Ser. 01-D, Class A3, 5.9s, 2022	75,535	44,823
Ser. 02-C, Class A1, 5.41s, 2032	148,482	129,179
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	47,179	44,820
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036	106,998	39,723
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036	67,498	50,964
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037	114,000	55,640
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	4,095	--
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.506s, 2036	34,204	11,700
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037	107,000	43,507
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037	125,474	86,577
FRB Ser. 07-BR4, Class A2A, 0.336s, 2037	161,833	105,191
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.456s, 2036	139,000	41,551
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036	66,000	49,379
FRB Ser. 06-3, Class A3, 0.406s, 2036	344,000	203,131
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036	66,000	5,917
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	100,000	24,500
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037	417,599	258,911

Total asset-backed securities (cost $8,545,407)		$6,413,481

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

Allied Capital Corp. (NON)	8,185	$40,679
Ares Capital Corp.	1,681	24,946
BlackRock Kelso Capital Corp.	2,320	23,107
Harris & Harris Group, Inc. (NON)	9,005	41,513
iShares MSCI EAFE Index Fund	1,700	95,200
iShares Russell 2000 Growth Index Fund	866	63,426
iShares Russell 2000 Value Index Fund	1,336	85,290
MCG Capital Corp. (NON)	11,453	59,670
NGP Capital Resources Co.	4,626	39,414

S&P 500 Index Depository Receipts (SPDR Trust Series 1)		9,915	1,159,956
SPDR KBW Bank ETF		8,700	224,547

Total investment companies (cost $1,700,717)			$1,857,748

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%)(a)
		Principal amount	Value

Brazil (Federal Republic of) notes zero %, 2012	BRL	853	$478,726
Japan (Government of) 20 yr sr. unsec. bonds Ser. 115,
2.2s, 2029	JPY	92,000,000	991,484

Total foreign government bonds and notes (cost $1,534,551)			$1,470,210

COMMODITY LINKED NOTES (0.5%)(a)		Principal amount	Value

UBS AG/ Jersey Branch144Asr. notesSer. CMCI, zero %,
2010 (indexed to the UBS Bloomberg CMCI Composite)
(United Kingdom)		$1,134,000	$1,236,485

Total commodity linked notes (cost $1,134,000)			$1,236,485

SENIOR LOANS (0.4%)(a)(c)
		Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
2.746s, 2012		$17,286	$17,173
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014		19,850	19,520
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014		36,175	34,446
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014		17,594	15,583
First Data Corp. bank term loan FRN Ser. B3, 3.03s,
2014		122,487	108,065
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		12,020	12,348
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2011		64,942	65,185
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.249s, 2015		14,523	12,515
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014		6,365	5,340
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.235s, 2014		129,189	108,380
Health Management Associates, Inc. bank term loan FRN
2.001s, 2014		16,546	16,008
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.229s, 2014		4,240	4,074
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		1,151	1,106
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.229s, 2014		12,250	11,770
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7 1/2s, 2013 (United Kingdom)		40,000	39,213
Ineos Holdings, Ltd. bank term loan FRN Ser. C2, 8s,
2014 (United Kingdom)		40,000	39,213
Intelsat Corp. bank term loan FRN Ser. B2, 2.728s, 2011		4,673	4,543
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.728s,
2013		4,674	4,544
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.728s,
2013		4,673	4,543
Intelsat, Ltd. bank term loan FRN 3.228s, 2014
(Luxembourg)		85,000	79,008
National Bedding Co. bank term loan FRN 2.317s, 2011		7,838	7,608
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.979s, 2014		17,348	16,750
Polypore, Inc. bank term loan FRN Ser. B, 2.48s, 2014		17,239	16,592
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013		1,149	1,145
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.002s, 2013		16,606	16,548
Thomas Learning bank term loan FRN Ser. B, 2 3/4s, 2014		14,885	13,099
TXU Energy Corp. bank term loan FRN Ser. B2, 3.729s,
2014		17,594	14,420
TXU Energy Corp. bank term loan FRN Ser. B3, 3.729s,
2014		119,693	97,017
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.501s, 2014		18,000	16,003
Visteon Corp. bank term loan FRN Ser. B1, 5 3/4s, 2013		95,000	105,450
West Corp. bank term loan FRN Ser. B2, 2.624s, 2013		17,675	17,159
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014		8,526	8,332

Total senior loans (cost $955,296)			$932,700

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015		$65,000	$62,319
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)		35,000	34,300
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024		50,000	58,188
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)		10,000	15,875
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)		25,000	34,266
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		6,000	8,983
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)		110,000	113,850

Jazz Technologies, Inc. cv. company guaranty sr.
unsec. unsub. notes 8s, 2011		25,000	23,625
L-3 Communications Holdings, Inc. cv. company sr.
unsec. bonds 3s, 2035		90,000	94,725
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		8,000	9,810
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017		15,000	15,902
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036		25,000	19,594

Total convertible bonds and notes (cost $463,942)			$491,437

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15		$20,000	$20,178
4.071s, 1/1/14		50,000	50,570
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		45,000	36,250
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		100,000	79,510

Total municipal bonds and notes (cost $214,995)			$186,508

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Dendreon Corp. (Put)	May-10/$25.00	704	$1,331
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	$2,081,000	67,882
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	2,081,000	67,258

Total purchased options outstanding (cost $142,000)			$136,471

PREFERRED STOCKS (--%)(a)
		Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% pfd.		43	$32,777

Total preferred stocks (cost $15,483)			$32,777

CONVERTIBLE PREFERRED STOCKS (--%)(a)
		Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)		140	$349

Total convertible preferred stocks (cost $131,961)			$349

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Vertis Holdings, Inc. (F)	10/18/15	0.01	22	$--

Total warrants (cost $-)				$--

SHORT-TERM INVESTMENTS (22.2%)(a)
			Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)			$2,081,790	$2,081,547
Putnam Money Market Liquidity Fund (e)			41,783,470	41,783,469
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.32% to 0.35%, maturity date
July 15, 2010 (SEG) (SEGSF)			$1,781,999	1,780,209
U.S. Treasury Bills, for effective yields ranging from
0.18% to 0.20%, maturity date August 26, 2010 (SEG)			2,073,000	2,071,346
U.S. Treasury Bills, for effective yields ranging from
0.23% to 0.40%, maturity date November 18, 2010 (SEG)
(SEGSF)			5,358,001	5,344,353
SSgA Prime Money Market Fund (i)			110,000	110,000

Total short-term investments (cost $53,174,179)				$53,170,924

TOTAL INVESTMENTS

Total investments (cost $279,483,010)(b)				$293,060,012

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $42,318,986) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,529,829	$12,284,488	4/22/10	$245,341
Brazilian Real	589,438	586,198	4/22/10	3,240
British Pound	2,600,052	2,569,253	4/22/10	30,799
Canadian Dollar	3,304,809	3,237,509	4/22/10	67,300
Chilean Peso	50,377	50,281	4/22/10	96
Czech Koruna	247,634	244,225	4/22/10	3,409
Danish Krone	310,358	312,649	4/22/10	(2,291)
Euro	7,459,774	7,470,494	4/22/10	(10,720)
Hungarian Forint	339,128	337,107	4/22/10	2,021
Japanese Yen	3,672,441	3,850,219	4/22/10	(177,778)
Mexican Peso	432,858	419,545	4/22/10	13,313
New Zealand Dollar	84,971	83,254	4/22/10	1,717
Norwegian Krone	5,986,104	6,012,116	4/22/10	(26,012)
Polish Zloty	559,029	552,108	4/22/10	6,921
Singapore Dollar	691,210	688,672	4/22/10	2,538
South African Rand	768,523	735,752	4/22/10	32,771
South Korean Won	318,547	314,295	4/22/10	4,252
Swedish Krona	1,514,146	1,517,905	4/22/10	(3,759)
Swiss Franc	586,685	572,392	4/22/10	14,293
Turkish Lira (New)	485,697	480,524	4/22/10	5,173

Total				$212,624

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $54,782,041) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,170,397	$2,125,090	4/22/10	$(45,307)
Brazilian Real	529,178	526,298	4/22/10	(2,880)
British Pound	6,922,710	6,841,017	4/22/10	(81,693)
Canadian Dollar	1,697,586	1,653,216	4/22/10	(44,370)
Chilean Peso	165,923	167,766	4/22/10	1,843
Czech Koruna	339,250	335,141	4/22/10	(4,109)
Danish Krone	44,731	45,061	4/22/10	330
Euro	21,964,587	22,001,077	4/22/10	36,490
Hong Kong Dollar	274,127	274,201	4/22/10	74
Hungarian Forint	26,351	26,240	4/22/10	(111)
Japanese Yen	6,627,747	6,893,006	4/22/10	265,259
Mexican Peso	179,978	174,464	4/22/10	(5,514)
New Zealand Dollar	484,598	475,921	4/22/10	(8,677)
Norwegian Krone	852,070	852,492	4/22/10	422
Polish Zloty	462,848	457,027	4/22/10	(5,821)
Singapore Dollar	1,601,860	1,595,861	4/22/10	(5,999)
South African Rand	509,061	486,389	4/22/10	(22,672)
South Korean Won	323,592	318,884	4/22/10	(4,708)
Swedish Krona	3,116,845	3,139,284	4/22/10	22,439
Swiss Franc	5,452,248	5,346,468	4/22/10	(105,780)
Taiwan Dollar	1,053,121	1,047,138	4/22/10	(5,983)

Total				$(16,767)

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Short)	8	$740,184	Apr-10	$(21,362)
DAX Index (Long)	12	2,488,597	Jun-10	90,726
Dow Jones Euro Stoxx 50 Index (Long)	96	3,696,812	Jun-10	55,432
Dow Jones Euro Stoxx 50 Index (Short)	142	5,468,201	Jun-10	(96,378)
Euro-Bobl 5 yr (Long)	1	158,140	Jun-10	375
Euro-CAC 40 Index (Short)	51	2,735,796	Apr-10	(42,820)
Euro-Schatz 2 yr (Short)	6	881,129	Jun-10	(547)
FTSE/MIB Index (Long)	14	2,116,952	Jun-10	37,772
Hang Seng Index (Short)	10	1,367,225	Apr-10	(34,043)
IBEX 35 Index (Long)	5	732,181	Apr-10	(5,436)
Japanese Government Bond 10 yr (Short)	2	2,958,476	Jun-10	14,438
Japanese Government Bond 10 yr Mini (Long)	4	591,139	Jun-10	(4,811)
MSCI EAFE Index E-Mini (Long)	10	786,900	Jun-10	8,130
NASDAQ 100 Index E-Mini (Short)	37	1,447,255	Jun-10	(29,489)
New Financial Times Stock Exchange 100 Index (Short)	52	4,428,413	Jun-10	(46,594)
OMXS 30 Index (Short)	66	931,337	Apr-10	(12,595)
Russell 2000 Index Mini (Long)	104	7,041,840	Jun-10	51,272
Russell 2000 Index Mini (Short)	26	1,760,460	Jun-10	(12,922)
S&P 500 Index (Long)	19	5,534,700	Jun-10	89,641
S&P 500 Index E-Mini (Long)	361	21,032,763	Jun-10	436,991
S&P 500 Index E-Mini (Short)	96	5,593,200	Jun-10	(116,593)
S&P Mid Cap 400 Index E-Mini (Long)	66	5,201,460	Jun-10	80,228
S&P Mid Cap 400 Index E-Mini (Short)	38	2,994,780	Jun-10	(48,526)
S&P/TSX 60 Index (Short)	4	554,119	Jun-10	(4,771)
SGX MSCI Singapore Index (Short)	9	437,612	Apr-10	2,278
SPI 200 Index (Short)	17	1,900,846	Jun-10	(5,915)
Tokyo Price Index (Short)	33	3,452,215	Jun-10	(204,996)
U.S. Treasury Bond 20 yr (Short)	67	7,780,375	Jun-10	(82,887)
U.S. Treasury Note 10 yr (Long)	342	39,757,500	Jun-10	26,997
U.S. Treasury Note 10 yr (Short)	6	697,500	Jun-10	5,421
U.S. Treasury Note 2 yr (Long)	90	19,525,781	Jun-10	(1,670)
U.S. Treasury Note 2 yr (Short)	273	59,228,203	Jun-10	(55,406)
U.S. Treasury Note 5 yr (Long)	10	1,148,438	Jun-10	(497)
U.S. Treasury Note 5 yr (Short)	372	42,721,875	Jun-10	15,172

Total				$86,615

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $2,646,760) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	704	May-10/$45.00	$1,767
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$877,000	Aug-11/4.7	29,713
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	877,000	Aug-11/4.7	43,903
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	34,776
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	37,599
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	45,378
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	48,801
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	1,319,000	Jul-11/4.5475	49,792
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	1,319,000	Jul-11/4.5475	57,113
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	102,223
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	110,981
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	73,468
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	1,748,000	Aug-11/4.49	70,672
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	2,081,000	Jun-10/5.23	166
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	2,081,000	Jun-10/5.235	187
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	118,990
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	108,469
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	111,029
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	115,305
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	133,378
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	221,987
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	165,953
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	55,574

Total			$1,737,224

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $16,470,039) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5 1/2s, March 1, 2040	$1,000,000	3/18/10	$1,060,078
FNMA, 4 1/2s, April 1, 2040	7,000,000	4/13/10	7,013,125
FNMA, 5s, April 1, 2040	1,000,000	4/13/10	1,031,328
FNMA, 5 1/2s, April 1, 2040	7,000,000	4/13/10	7,375,703

Total			$16,480,234

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, n.a.
	$17,299,000		$912	11/12/24	3 month USD-LIBOR-BBA	4.04%	$(98,116)

Credit Suisse International
	6,495,300		155	3/19/11	3 month USD-LIBOR-BBA	0.5%	(816)

	2,047,600		315	3/19/12	3 month USD-LIBOR-BBA	1.09%	(1,166)

	5,610,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	73,394

	1,952,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(137,384)

Deutsche Bank AG
	18,558,000		(7,576)	2/3/11	3 month USD-LIBOR-BBA	0.55%	13,613

	4,649,000		(41,795)	2/3/40	4.41%	3 month USD-LIBOR-BBA	1,809

	10,082,000		(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(55,013)

	10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	15,868

JPMorgan Chase Bank, N.A.
	14,670,800		(11,416)	2/26/11	3 month USD-LIBOR-BBA	0.56%	1,149

	4,189,100		(9,631)	3/22/20	3.68%	3 month USD-LIBOR-BBA	30,858

JPY	56,400,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(19,804)

JPY	75,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	16,728

Total							$(158,880)

(E) See Interest rate swap contracts notes regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$104,934		$109	1/12/40	(4.00%)1 month	Synthetic TRS	$(1,490)
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	208,487		(259)	1/12/40	4.50% (1 month	Synthetic TRS	3,109
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	102,416		797	1/12/40	(5.00%)1 month	Synthetic TRS	(1,996)
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

Credit Suisse International
baskets	672		--	7/15/10	(3 month USD-	The Middle East	55,935
					LIBOR-BBA plus	Custom Basket
					1.00% )	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCPUT

Deutsche Bank AG
	104,934		22	1/12/40	4.00% (1 month	Synthetic TRS	1,632
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	208,487		129	1/12/40	(4.50%)1 month	Synthetic TRS	(3,265)
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	102,416		(413)	1/12/40	5.00% (1 month	Synthetic TRS	2,394
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

EUR	1,824,000		--	3/27/14	1.785%	Eurostat	27,100
						Eurozone HICP
						excluding tobacco

Goldman Sachs International
EUR	3,040,000	(F)	--	4/30/13	2.375%	French Consumer	174,952
						Price Index
						excluding tobacco

EUR	3,040,000		--	4/30/13	(2.41%)	Eurostat	(192,208)
						Eurozone HICP
						excluding tobacco

EUR	3,040,000	(F)	--	5/6/13	2.34%	French Consumer	167,939
						Price Index
						excluding tobacco

EUR	3,040,000		--	5/6/13	(2.385%)	Eurostat	(189,251)
						Eurozone HICP
						excluding tobacco

baskets	1,348		--	11/24/10	(3 month USD-	A basket	198,522
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

EUR	1,824,000		--	4/14/14	1.835%	Eurostat	18,650
						Eurozone HICP
						excluding tobacco

	$2,990,000		--	5/18/10	0.25%	USA Non Revised	75,617
						Consumer Price
						Index- Urban
						(CPI-U)

JPMorgan Chase Bank, N.A.
shares	122,265		--	10/20/10	(3 month USD-	iShares MSCI	38,771
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

shares	9,508		--	7/29/10	(3 month USD-	S&P 500	395,069
					LIBOR-BBA )	Information
						Technology Total
						Return Index

shares	5,917		--	7/29/10	3 month USD-	S&P 500 Energy	(185,582)
					LIBOR-BBA	Total Return
						Index

UBS, AG
shares	3,483		--	1/21/11	(3 month USD-	S&P 500	40,753
					LIBOR-BBA)	Materials Total
						Return Index

shares	3,330		--	1/21/11	(3 month USD-	S&P 500	19,142
					LIBOR-BBA)	Utilities Total
						Return Index

Total							$645,793

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$20,000	12/20/12	95 bp	$(1,530)

Citibank, N.A.
DJ CDX NA IG Series 14
Index	BBB+	(7,096)		1,170,000	6/20/15	100 bp	(178)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	190,000	3/20/13	815 bp	(19,602)

Credit Suisse International
DJ CDX NA HY Series 14
Index	B+	59,188		$4,735,000	6/20/15	500 bp	(40,827)

DJ CMB NA CMBX AJ Index	--	(120,890)		376,000	2/17/51	(96 bp)	76,920

Deutsche Bank AG
DJ CDX NA HY Series 14
Index	B+	2,363		180,000	6/20/15	500 bp	(1,440)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		135,000	12/20/13	112 bp	1,748

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	90,000	9/20/13	715 bp	13,399

Universal Corp., 5.2%,
10/15/13	--	--		$115,000	3/20/15	(95 bp)	1,863

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	125,000	9/20/13	477 bp	11,882

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	125,000	9/20/13	535 bp	15,102

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$65,000	9/20/13	495 bp	4,305

DJ CDX NA CMBX AAA Index	AAA	4,023		110,000	3/15/49	7 bp	(5,875)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	110,000	3/20/13	680 bp	(18,547)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	--	--		$445,000	6/20/11	(254.9 bp)	(9,286)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		90,000	12/20/13	118.1 bp	197

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		435,000	3/20/18	(82 bp)	1,728

DJ CDX NA HY Series 14
Index	B+	142,656		10,375,000	6/20/15	500 bp	(75,939)

Glencore Funding LLC,
6%, 4/15/14	--	--		480,000	6/20/14	(148 bp)	158

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	--		60,000	6/20/13	595 bp	3,410

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		145,000	12/20/13	113 bp	1,931

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(3,736)	EUR	314,000	12/20/14	(500 bp)	(22,669)

Universal Corp., 5.2%,
10/15/13	--	--		$345,000	3/20/13	(89 bp)	363

Total							$(62,887)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
PO	Principal Only
SDR	Swedish Depository Receipts
TBA	To Be Announced Commitments
NOTES

(a) Percentages indicated are based on net assets of $239,149,848.

(b) The aggregate identified cost on a tax basis is $283,057,280, resulting in gross unrealized appreciation and depreciation of $22,968,280 and $12,965,548, respectively, or net unrealized appreciation of $10,002,732.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $2,003,842. The fund received cash collateral of $2,081,547 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $15,416 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $65,719,521 and $60,923,370, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $190,379,322 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Outstanding contracts on purchased options contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

The fund had an average contract amount of approximately $54,400,000 on written options contracts for the period ended March 31, 2010.

Outstanding contracts on futures contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on total return swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on interest rate swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $23,000,000 on credit default swap contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $391,821 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $1,688,286 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,659,432.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$8,165,968	$--	$--

Capital goods	8,003,440	--	--

Communication services	5,304,695	--	--

Conglomerates	2,159,438	--	--

Consumer cyclicals	13,908,232	61,720	14,859

Consumer staples	10,114,264	--	--

Energy	11,022,206	--	1,349

Financial	18,896,059	--	--

Health care	13,936,873	--	--

Technology	18,630,463	--	4,935

Transportation	1,669,383	--	--

Utilities and power	4,685,040	--	--

Total common stocks	116,496,061	61,720	21,143

Asset-backed securities	--	6,411,875	1,606

Commodity linked notes	--	1,236,485	--

Convertible bonds and notes	--	491,437	--

Convertible preferred stocks	--	349	--

Corporate bonds and notes	29,773	38,453,542	--

Foreign government bonds and notes	--	1,470,210	--

Investment companies	1,857,748	--	--

Mortgage-backed securities	--	21,252,024	48,592

Municipal bonds and notes	--	186,508	--

Preferred stocks	--	32,777	--

Purchased options outstanding	--	136,471	--

Senior loans	--	932,700	--

U.S. Government and agency mortgage obligations	--	50,746,398	--

U.S. Treasury Obligations	--	21,669	--

Warrants	--	--	--

Short-term investments	41,893,469	11,277,455	--

Totals by level	$160,277,051	$132,711,620	$71,341

Transfers of securities from Level 2 into Level 1 totalling $27,985,948 for the period ended March 31, 2010 were due to prior periods security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$212,624	$--

Forward currency contracts to sell	--	(16,767)	--

Futures contracts	86,615	--	--

Written options	--	(1,737,224)	--

TBA sale commitments	--	(16,480,234)	--

Receivable purchase agreement	--	--	(113,507)

Interest rate swap contracts	--	(49,695)	--

Total return swap contracts	--	645,408	--

Credit default contracts	--	(139,395)	--

Totals by level	$86,615	$(17,565,283)	$(113,507)

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$260,814	$400,209

Foreign exchange contracts	769,895	574,038

Equity contracts	1,601,993	869,789

Interest rate contracts	921,112	2,571,741

Total	$3,553,814	$4,415,777

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (2.4%)
L-3 Communications Holdings, Inc.	64,000	$5,864,320
		5,864,320

Agriculture (0.3%)
Wilmar International, Ltd. (Singapore)	138,000	661,137
		661,137

Airlines (2.1%)
Singapore Airlines, Ltd. (Singapore)	468,000	5,086,593
		5,086,593

Automotive (0.8%)
Magna International, Inc. Class A (Canada) (NON)	22,275	1,379,566
Oshkosh Corp. (NON)	17,800	718,052
		2,097,618

Banking (7.3%)
Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	72,895	997,392
Banco Santander Central Hispano SA (Spain)	162,808	2,163,863
Bank of China Ltd. (China)	3,706,000	1,976,177
DBS Group Holdings, Ltd. (Singapore)	87,000	889,596
National Bank of Greece SA (Greece) (NON)	76,700	1,543,620
State Street Corp.	61,600	2,780,624
Wells Fargo & Co.	254,002	7,904,542
		18,255,814

Basic materials (1.5%)
Antofagasta PLC (United Kingdom)	136,439	2,153,848
Sumitomo Metal Mining Co., Ltd. (Japan)	100,000	1,488,656
		3,642,504

Biotechnology (0.9%)
Amgen, Inc. (NON)	36,751	2,196,240
		2,196,240

Cable television (2.1%)
Comcast Corp. Class A	66,600	1,253,412
Kabel Deutschland GmbH 144A (Germany) (NON)	42,361	1,198,696
Time Warner Cable, Inc.	51,631	2,752,449
		5,204,557

Chemicals (4.6%)
Ashland, Inc.	116,800	6,163,536
BASF SE (Germany)	17,686	1,096,959
Brenntag AG 144A (Germany) (NON)	10,649	791,098
Cabot Corp.	67,300	2,045,920
Lanxess AG (Germany)	29,349	1,352,376
		11,449,889

Computers (1.5%)
Western Digital Corp. (NON)	94,600	3,688,454
		3,688,454

Conglomerates (1.6%)
Mitsubishi Corp. (Japan)	80,100	2,100,225
Mitsui & Co., Ltd. (Japan)	50,100	842,328
Vivendi SA (France)	35,336	945,737
		3,888,290

Construction (0.2%)
Buzzi Unicem SpA (Italy)	41,000	516,406
		516,406

Electric utilities (0.2%)
E.ON AG (Germany)	11,708	432,276
		432,276

Electrical equipment (2.6%)
Mitsubishi Electric Corp. (Japan) (NON)	715,000	6,573,042
		6,573,042

Electronics (6.1%)
AU Optronics Corp. (Taiwan)	3,014,000	3,427,374
Broadcom Corp. Class A	26,048	864,273

Garmin, Ltd.	51,200	1,970,176
Intel Corp.	34,884	776,518
Media Tek, Inc. (Taiwan)	114,000	1,978,643
Quanta Computer, Inc. (Taiwan)	436,000	846,015
Texas Instruments, Inc.	218,300	5,341,801
		15,204,800

Energy (oil field) (0.5%)
Noble Corp. (Switzerland) (NON)	31,200	1,304,784
		1,304,784

Engineering and construction (0.4%)
Aveng, Ltd. (South Africa)	215,196	1,111,696
		1,111,696

Financial (0.3%)
AerCap Holdings NV (Netherlands) (NON)	61,206	705,093
		705,093

Food (1.4%)
Corn Products International, Inc.	29,800	1,032,868
Del Monte Foods Co. (S)	32,200	470,120
Metro, Inc. (Canada)	50,400	2,091,391
		3,594,379

Forest products and packaging (1.9%)
Domtar Corp. (Canada) (NON)	37,100	2,389,611
International Paper Co.	95,100	2,340,411
		4,730,022

Gaming and lottery (1.0%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	106,212	2,410,137
		2,410,137

Health-care services (1.2%)
UnitedHealth Group, Inc.	93,300	3,048,111
		3,048,111

Homebuilding (0.3%)
Daito Trust Construction Co., Ltd. (Japan)	14,500	699,861
		699,861

Insurance (5.9%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	58,400	2,619,240
Aspen Insurance Holdings, Ltd. (Bermuda)	33,600	969,024
AXA SA (France)	146,032	3,248,632
Dai-ichi Mutual Life Insurance Co. Ltd. (The) 144A
(Japan) (NON)	648	970,890
Zurich Financial Services AG (Switzerland)	27,008	6,928,217
		14,736,003

Investment banking/Brokerage (4.0%)
Bond Street Holdings, LLC Class A (F)(NON)	36,275	743,638
Deutsche Bank AG (Germany)	20,261	1,560,713
Gartmore Group Ltd. (United Kingdom) (NON)	277,421	526,372
Goldman Sachs Group, Inc. (The)	41,600	7,098,208
		9,928,931

Metals (3.4%)
BHP Billiton, Ltd. (Australia)	13,900	555,429
Boliden AB (Sweden)	99,900	1,429,795
Eurasian Natural Resources Corp. (United Kingdom)	90,380	1,635,279
Freeport-McMoRan Copper & Gold, Inc. Class B	11,600	969,064
Quadra Mining, Ltd. (Canada) (NON)	89,400	1,369,896
Rio Tinto PLC (United Kingdom)	43,314	2,567,394
		8,526,857

Natural gas utilities (0.3%)
UGI Corp.	23,900	634,306
		634,306

Oil and gas (10.5%)
BP PLC (United Kingdom)	159,018	1,504,722
Oil States International, Inc. (NON)	66,000	2,992,440
OMV AG (Austria)	103,891	3,898,244
Petroleo Brasileiro SA ADR (Brazil)	17,100	760,779
PTT PCL (Thailand)	311,900	2,529,963
Repsol YPF SA (Spain)	29,357	695,108
Royal Dutch Shell PLC Class A (United Kingdom)	273,343	7,906,512
StatoilHydro ASA (Norway)	254,100	5,886,420
		26,174,188

Pharmaceuticals (8.8%)

Astellas Pharma, Inc. (Japan)	26,400	956,378
AstraZeneca PLC (United Kingdom)	50,405	2,248,622
Eli Lilly & Co. (S)	117,800	4,266,716
Forest Laboratories, Inc. (NON)	21,400	671,104
Johnson & Johnson	48,900	3,188,280
Pfizer, Inc.	400,403	6,866,911
Roche Holding AG (Switzerland)	22,918	3,719,254
		21,917,265

Publishing (2.5%)
R. R. Donnelley & Sons Co.	272,400	5,815,740
Yellow Pages Income Fund (Unit) (Canada) (S)	82,500	499,975
		6,315,715

Real estate (0.6%)
HRPT Properties Trust (R)	185,356	1,442,070
		1,442,070

Regional Bells (0.5%)
Verizon Communications, Inc.	36,700	1,138,434
		1,138,434

Retail (5.3%)
Alimentation Couche Tard, Inc. Class B (Canada)	6,514	118,816
Amazon.com, Inc. (NON)	13,338	1,810,367
Coach, Inc.	157,757	6,234,557
Koninklijke Ahold NV (Netherlands)	378,368	5,044,179
		13,207,919

Semiconductor (1.1%)
Macronix International (Taiwan)	4,284,130	2,833,955
		2,833,955

Software (3.8%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	17,800	573,338
Microsoft Corp.	300,960	8,809,098
		9,382,436

Technology services (3.7%)
Baidu, Inc. ADR (China) (NON)	3,533	2,109,201
Computer Sciences Corp. (NON)	22,900	1,247,821
Ingram Micro, Inc. Class A (NON)	330,700	5,803,785
		9,160,807

Telecommunications (0.5%)
Telecity Group PLC (United Kingdom) (NON)	204,944	1,318,998
		1,318,998

Telephone (1.7%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	98,700	4,161,794
		4,161,794

Tobacco (2.3%)
Philip Morris International, Inc.	111,400	5,810,624
		5,810,624

Transportation services (0.9%)
TNT NV (Netherlands)	74,527	2,137,089
		2,137,089

Trucks and parts (2.6%)
Aisin Seiki Co., Ltd. (Japan)	214,600	6,430,651
		6,430,651

Total common stocks (cost $234,525,540)		$247,624,065

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$4,546,203	$4,545,660
SSgA Prime Money Market Fund (i)	50,000	50,000
U.S. Treasury Bills with an effective yield of 0.44%,
April 1, 2010	110,000	110,000
U.S. Treasury Bills with an effective yield of 0.36%,
November 18, 2010 (SEGSF)	110,000	109,720
U.S. Treasury Bills with an effective yield of 0.27%,
December 16, 2010 (SEGSF)	300,000	299,422

Total short-term investments (cost $5,114,816)		$5,114,802

TOTAL INVESTMENTS

Total investments (cost $239,640,356) (b)	$252,738,867

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $62,231,836) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,722,910	$17,375,197	4/22/10	$347,713
British Pound	8,215,565	8,123,974	4/22/10	91,591
Canadian Dollar	5,327,387	5,200,014	4/22/10	127,373
Danish Krone	1,049,062	1,061,953	4/22/10	(12,891)
Euro	11,735,112	11,755,757	4/22/10	(20,645)
Hong Kong Dollar	1,356,311	1,356,607	4/22/10	(296)
Japanese Yen	5,576,421	5,847,494	4/22/10	(271,073)
Norwegian Krone	4,268,053	4,267,449	4/22/10	604
Singapore Dollar	519,820	517,910	4/22/10	1,910
Swedish Krona	2,132,897	2,137,981	4/22/10	(5,084)
Swiss Franc	4,702,021	4,587,500	4/22/10	114,521

Total				$373,723

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $42,881,134) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,453,323	$9,254,777	4/22/10	$(198,546)
British Pound	1,815,984	1,794,730	4/22/10	(21,254)
Canadian Dollar	688,711	670,588	4/22/10	(18,123)
Euro	6,865,934	6,874,143	4/22/10	8,209
Hong Kong Dollar	795,703	795,920	4/22/10	217
Japanese Yen	3,851,412	3,958,497	4/22/10	107,085
Norwegian Krone	9,038,028	9,035,976	4/22/10	(2,052)
Singapore Dollar	3,890,639	3,876,984	4/22/10	(13,655)
Swedish Krona	934,423	936,533	4/22/10	2,110
Swiss Franc	5,825,844	5,682,986	4/22/10	(142,858)

Total				$(278,867)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $248,638,694.

(b) The aggregate identified cost on a tax basis is $240,501,976, resulting in gross unrealized appreciation and depreciation of $23,560,451 and $11,323,560, respectively, or net unrealized appreciation of $12,236,891.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $4,405,122. The fund received cash collateral of $4,545,660 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $855 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,916,915 and $20,324,250, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $1,351,749 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United States	47.2%
Japan	9.7
United Kingdom	8.0
Switzerland	4.8
Taiwan	3.7
Netherlands	3.2
Canada	3.2
Singapore	2.7
Germany	2.6
Norway	2.4
China	1.9
France	1.7
Greece	1.6
Austria	1.6
Spain	1.6
Bermuda	1.4
Thailand	1.0
Sweden	0.6
Other	1.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $364,027 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $408,593.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $563,743 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$29,526,815	$--	$--

Capital goods	19,979,709	--	--

Communication services	11,823,783	--	--

Conglomerates	3,888,290	--	--

Consumer cyclicals	19,687,071	--	--

Consumer staples	14,449,182	--	--

Energy	27,478,972	--	--

Financial	44,324,273	--	743,638

Health care	27,161,616	--	--

Technology	40,270,452	--	--

Transportation	7,223,682	--	--

Utilities and power	1,066,582	--	--

Total common stocks	246,880,427	--	743,638

Short-term investments	50,000	5,064,802	--

Totals by level	$246,930,427	$5,064,802	$743,638

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$373,723	$--

Forward currency contracts to sell	--	(278,867)	--

Receivable purchase agreement	--	--	(144,382)

Totals by level	$--	$94,856	$(144,382)

Transfers of securities from Level 2 into Level 1 totalling $74,388,299 for the period ended March 31, 2010 were due to prior period's security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$805,724	$710,868

Total	$805,724	$710,868

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund

The fund's portfolio 3/31/10 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Biotechnology (21.5%)
Amgen, Inc. (NON)	91,900	$5,491,944
Amylin Pharmaceuticals, Inc. (NON) (S)	31,200	701,688
Arqule, Inc. (NON)	32,700	188,352
Auxilium Pharmaceuticals, Inc. (NON) (S)	86,500	2,695,340
AVEO Pharmaceuticals, Inc. (NON) (S)	56,600	509,400
BioMarin Pharmaceuticals, Inc. (NON)	37,000	864,690
Dendreon Corp. (NON) (S)	97,500	3,555,825
Facet Biotech Corp. (NON)	65,000	1,754,350
Genzyme Corp. (NON)	109,400	5,670,202
Human Genome Sciences, Inc. (NON)	53,900	1,627,780
Idenix Pharmaceuticals, Inc. (NON)	73,700	207,834
InterMune, Inc. (NON)	18,800	837,916
Ironwood Pharmaceuticals, Inc. (NON)	62,194	840,863
Momenta Pharmaceuticals, Inc. (NON)	13,900	208,083
OSI Pharmaceuticals, Inc. (NON)	19,400	1,155,270
Sinovac Biotech, Ltd. (China) (NON)	55,200	326,232
Theravance, Inc. (NON)	22,427	298,728
United Therapeutics Corp. (NON) (S)	38,800	2,146,804
Vivus, Inc. (NON) (S)	92,712	808,449
		29,889,750

Food (0.1%)
Mead Johnson Nutrition Co. Class A	3,100	161,293
		161,293

Health-care services (15.2%)
Aetna, Inc.	64,600	2,268,106
AmerisourceBergen Corp.	80,600	2,330,952
Cardinal Health, Inc.	52,100	1,877,163
CIGNA Corp.	23,200	848,656
Coventry Health Care, Inc. (NON)	25,950	641,484
Dyax Corp. (NON)	107,156	365,402
Laboratory Corp. of America Holdings (NON)	7,400	560,254
LifePoint Hospitals, Inc. (NON)	31,400	1,154,892
McKesson Corp.	34,800	2,287,056
Omnicare, Inc.	65,900	1,864,311
Quest Diagnostics, Inc.	13,200	769,428
Sinopharm Group Co. 144A (China)	34,800	156,432
Suzuken Co., Ltd. (Japan)	34,400	1,213,057
UnitedHealth Group, Inc.	29,400	960,498
Universal Health Services, Inc. Class B	31,900	1,119,371
WellPoint, Inc. (NON)	42,400	2,729,712
		21,146,774

Medical technology (24.6%)
Baxter International, Inc.	87,200	5,075,040
Becton, Dickinson and Co.	24,400	1,921,012
Boston Scientific Corp. (NON)	59,400	428,868
China Medical Technologies, Inc. ADR (China) (S)	55,300	753,186
Covidien PLC (Ireland)	86,100	4,329,108
Edwards Lifesciences Corp. (NON)	10,365	1,024,891
Grifols SA (Spain)	57,278	855,661
Hospira, Inc. (NON)	31,133	1,763,684
Life Technologies Corp. (NON)	32,500	1,698,775
Medtronic, Inc.	138,400	6,232,152
Millipore Corp. (NON)	7,700	813,120
Patterson Cos., Inc. (NON)	43,600	1,353,780
Sirona Dental Systems, Inc. (NON)	20,200	768,206
St. Jude Medical, Inc. (NON)	76,000	3,119,800
Stryker Corp.	7,900	452,038
Synthes, Inc.	7	874
Thermo Fisher Scientific, Inc. (NON)	20,800	1,069,952
West Pharmaceutical Services, Inc.	21,400	897,730
Zimmer Holdings, Inc. (NON)	26,300	1,556,960
		34,114,837

Pharmaceuticals (36.3%)
Abbott Laboratories	129,200	6,806,256
Astellas Pharma, Inc. (Japan)	34,800	1,260,681
Bayer AG (Germany)	11,075	749,147
Cephalon, Inc. (NON)	33,600	2,277,408
Eli Lilly & Co.	19,000	688,180
GlaxoSmithKline PLC (United Kingdom)	164,365	3,157,291
Johnson & Johnson	87,300	5,691,960
Medicis Pharmaceutical Corp. Class A	22,500	566,100
Merck & Co., Inc.	14,800	552,780
Novartis AG (Switzerland)	94,978	5,133,337
Ono Pharmaceutical Co., Ltd. (Japan)	13,900	618,836
Perrigo Co.	6,700	393,424
Pfizer, Inc.	539,215	9,247,536
Roche Holding AG (Switzerland)	40,972	6,649,153
Somaxon Pharmaceuticals, Inc. (NON) (S)	176,800	1,529,320
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	80,006	5,046,778

			50,368,187

Retail (1.4%)
CVS Caremark Corp.		52,100	1,904,776
			1,904,776
Total common stocks (cost $108,111,851)			$137,585,617

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Dendreon Corp. (Put)	May-10/$25.00	48,750	$92,138

Total purchased options outstanding (cost $109,688)			$92,138

SHORT-TERM INVESTMENTS (11.3%)(a)
	Principal amount/shares		Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)		14,990,460	$14,988,465
Putnam Money Market Liquidity Fund (e)		342,599	342,599
U.S. Treasury Bills for effective yields from 0.25% to
0.39% , November 18, 2010 (SEGSF)		330,000	329,159

Total short-term investments (cost $15,660,301)			$15,660,223

TOTAL INVESTMENTS

Total investments (cost $123,881,840)(b)			$153,337,978

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $13,188,627) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,648,464	$1,612,756	4/22/10	$35,708
British Pound	3,055,225	3,019,409	4/22/10	35,816
Danish Krone	1,701,317	1,713,876	4/22/10	(12,559)
Euro	3,644,353	3,650,799	4/22/10	(6,446)
Japanese Yen	1,842,680	1,932,737	4/22/10	(90,057)
Swiss Franc	1,290,782	1,259,050	4/22/10	31,732

Total				$(5,806)

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $92,625) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	$48,750	May-10/$45	$122,363

Total			$122,363

Key to holding's abbreviations

ADR	American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $138,839,156.

(b) The aggregate identified cost on a tax basis is $127,058,188, resulting in gross unrealized appreciation and depreciation of $31,131,997 and $4,852,207, respectively, or net unrealized appreciation of $26,279,790.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $14,558,747. Certain of these securities were sold prior to period-end. The fund received cash collateral of $14,988,465 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $726 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,909,092 and $8,854,789, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $3,502,738 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United States	78.1%
Switzerland	8.6
Israel	3.7
Ireland	3.1
United Kingdom	2.3
Japan	2.2
China	0.9
Spain	0.6
Germany	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 36,563 on purchased options contracts for the period ended March 31, 2010. The fund had an average contract amount of approximately 36,563 on written options contracts for the period ended March 31, 2010. For the period ended March 31, 2010 the fund did not have any activity on futures contracts.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. At March 31, 2010, the fund had a net liability position of $96,503 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $99,321.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer staples	$2,066,069	$--	$--

Health care	135,519,548	--	--

Total common stocks	137,585,617	--	--

Purchased options outstanding	--	92,138	--

Short-term investments	342,599	15,317,624	--

Totals by level	$137,928,216	$15,409,762	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$(5,806)	$--

Written options	--	(122,363)	--

Totals by level	$--	$(128,169)	$--

Transfers of securities from Level 2 into Level 1 totalling $19,794,468 for the reporting period were due to prior period's security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$103,255	$109,061

Equity contracts	92,138	122,363

Total	$195,393	$231,424

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Communications equipment (0.5%)
Qualcomm, Inc.	18,400	$772,616
		772,616

Electric utilities (68.6%)
AGL Energy, Ltd. (Australia)	151,442	2,086,568
Alliant Energy Corp.	85,558	2,845,659
Ameren Corp.	147,428	3,844,922
American Electric Power Co., Inc.	146,194	4,996,911
CMS Energy Corp. (S)	306,267	4,734,888
Dominion Resources, Inc.	33,946	1,395,520
Duke Energy Corp.	154,226	2,516,968
E.ON AG (Germany)	344,368	12,714,543
EDF (France)	60,780	3,316,660
Edison International	121,815	4,162,419
Endesa SA (Spain)	66,753	1,907,855
Entergy Corp.	61,814	5,028,569
Exelon Corp.	91,815	4,022,415
Fortum OYJ (Finland) (S)	112,478	2,751,343
Great Plains Energy, Inc.	143,100	2,657,367
Hong Kong Electric Holdings, Ltd. (Hong Kong)	216,000	1,281,160
Iberdrola SA (Spain)	648,614	5,497,420
ITC Holdings Corp.	25,500	1,402,500
Kansai Electric Power, Inc. (Japan)	118,800	2,723,348
Kyushu Electric Power Co., Inc. (Japan)	108,000	2,352,098
Northeast Utilities	77,404	2,139,447
NV Energy, Inc.	297,358	3,666,424
Pepco Holdings, Inc.	90,900	1,558,935
PG&E Corp.	184,179	7,812,873
Pinnacle West Capital Corp.	48,900	1,844,997
PNM Resources, Inc.	25,700	322,021
Public Service Enterprise Group, Inc.	65,596	1,936,394
RWE AG (Germany)	78,125	6,922,338
Southern Co. (The)	37,700	1,250,132
Terna SPA (Italy)	458,523	1,983,395
Tokyo Electric Power Co. (Japan)	359,600	9,590,360
Westar Energy, Inc.	70,800	1,578,840
Wisconsin Energy Corp.	45,304	2,238,471
		115,083,760

Energy (other) (0.5%)
First Solar, Inc. (NON) (S)	6,800	834,020
		834,020

Manufacturing (0.7%)
General Cable Corp. (NON)	46,400	1,252,800
		1,252,800

Natural gas utilities (22.2%)
Centrica PLC (United Kingdom)	1,953,574	8,715,105
Gaz de France SA (France)	241,067	9,312,423
Sempra Energy	83,337	4,158,516
Snam Rete Gas SpA (Italy)	1,034,232	5,242,007
Tokyo Gas Co., Ltd. (Japan)	1,899,000	8,373,159
UGI Corp.	58,000	1,539,320
		37,340,530

Power producers (4.5%)
AES Corp. (The) (NON)	242,607	2,668,677
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	647,000	2,504,199
International Power PLC (United Kingdom)	494,767	2,394,961
		7,567,837

Transportation services (1.0%)
Deutsche Post AG (Germany)	94,355	1,637,035
		1,637,035

Water Utilities (0.5%)
American Water Works Co., Inc.	41,112	894,597
		894,597

Total common stocks (cost $140,102,662)		$165,383,195

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	11,257	$716,958

Total convertible preferred stocks (cost $708,773)		$716,958

SHORT-TERM INVESTMENTS (4.7%)(a)

	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$7,730,949	$7,730,268
U.S. Treasury Bills with an effective yield of 0.36%,
November 18, 2010 (SEGSF)	100,000	99,745

Total short-term investments (cost $7,830,041)		$7,830,013

TOTAL INVESTMENTS

Total investments (cost $148,641,476) (b)		$173,930,166

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $20,048,437) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$386,954	$378,572	4/22/10	$8,382
British Pound	4,399,645	4,347,888	4/22/10	51,757
Canadian Dollar	2,056,082	2,001,977	4/22/10	54,105
Euro	10,024,842	10,041,826	4/22/10	(16,984)
Hong Kong Dollar	2,501,938	2,502,487	4/22/10	(549)
Japanese Yen	739,544	775,687	4/22/10	(36,143)

Total				$60,568

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $10,574,011) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,149,058	$1,127,168	4/22/10	$(21,890)
British Pound	1,020,381	1,008,444	4/22/10	(11,937)
Euro	5,819,268	5,828,803	4/22/10	9,535
Hong Kong Dollar	717,857	718,054	4/22/10	197
Japanese Yen	1,825,612	1,891,542	4/22/10	65,930

Total				$41,835

NOTES

(a) Percentages indicated are based on net assets of $167,835,915.

(b) The aggregate identified cost on a tax basis is $149,321,296, resulting in gross unrealized appreciation and depreciation of $30,863,198 and $6,254,328, respectively, or net unrealized appreciation of $24,608,870.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $7,461,110. The fund received cash collateral of $7,730,268 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $344 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $7,044,066 and $8,078,617, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At March 31, 2010, liquid assets totaling $72,156 have been segregated to cover certain derivatives contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United States	45.1%
Japan	13.9
Germany	12.8
France	7.6
United Kingdom	6.7
Spain	4.5
Italy	4.3
Hong Kong	2.3
Finland	1.7
Australia	1.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $67,679 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $99,820.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	$1,252,800	$--	$--

	Energy	834,020	--	--

	Technology	772,616	--	--

	Transportation	1,637,035	--	--

	Utilities and power	160,886,724	--	--

Total common stocks		165,383,195	--	--

Convertible preferred stocks		--	716,958	--

Short-term investments		--	7,830,013	--

Totals by level		$165,383,195	$8,546,971	$--

Transfers of securities from Level 2 into Level 1 totalling $91,305,977 for the period ended March 31, 2010 were due to prior periods security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$60,568	$--

Forward currency contracts to sell	--	41,835	--

Totals by level	$--	$102,403	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$189,905	$87,502

Total	$189,905	$87,502

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Omnicom Group, Inc.	77,600	$3,011,656
		3,011,656

Aerospace and defense (3.4%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (NON)	21,836	523,191
Goodrich Corp.	104,500	7,369,340
L-3 Communications Holdings, Inc. (S)	59,700	5,470,311
Lockheed Martin Corp. (S)	47,700	3,969,594
Precision Castparts Corp. (S)	13,700	1,735,927
Raytheon Co.	298,200	17,033,184
United Technologies Corp.	205,400	15,119,494
		51,221,041

Airlines (0.1%)
UAL Corp. (NON) (S)	115,100	2,250,205
		2,250,205

Automotive (0.2%)
Ford Motor Co. (NON) (S)	206,465	2,595,265
		2,595,265

Banking (11.4%)
Bank of America Corp.	2,628,145	46,912,388
Bank of New York Mellon Corp. (The) (S)	472,200	14,581,536
JPMorgan Chase & Co.	929,558	41,597,721
PNC Financial Services Group, Inc.	129,000	7,701,300
State Street Corp.	336,800	15,203,152
SunTrust Banks, Inc. (S)	330,500	8,854,095
U.S. Bancorp (S)	287,900	7,450,852
Wells Fargo & Co.	943,420	29,359,230
		171,660,274

Beverage (1.0%)
Coca-Cola Co. (The)	71,000	3,905,000
Coca-Cola Enterprises, Inc.	304,200	8,414,172
Molson Coors Brewing Co. Class B	53,800	2,262,828
		14,582,000

Biotechnology (0.8%)
Amgen, Inc. (NON)	121,000	7,230,960
Genzyme Corp. (NON)	80,600	4,177,498
		11,408,458

Broadcasting (0.9%)
CBS Corp. Class B	205,947	2,870,901
DISH Network Corp. Class A	473,800	9,864,516
		12,735,417

Building materials (0.5%)
Masco Corp. (S)	206,200	3,200,224
Owens Corning, Inc. (NON) (S)	144,700	3,681,168
		6,881,392

Cable television (2.7%)
Comcast Corp. Class A	726,300	13,668,966
DIRECTV Class A (NON)	372,135	12,581,884
Time Warner Cable, Inc.	275,848	14,705,457
		40,956,307

Chemicals (2.0%)
Dow Chemical Co. (The) (S)	577,200	17,067,804
E.I. du Pont de Nemours & Co.	337,000	12,549,880
		29,617,684

Combined utilities (0.4%)
El Paso Corp.	555,100	6,017,284
		6,017,284

Commercial and consumer services (0.3%)
Alliance Data Systems Corp. (NON) (S)	76,700	4,908,033
		4,908,033

Communications equipment (2.5%)
Cisco Systems, Inc. (NON)	603,200	15,701,296

Harris Corp. (S)	75,588	3,589,674
Motorola, Inc. (NON)	1,223,500	8,588,970
Nokia Corp. ADR (Finland) (S)	245,200	3,810,408
Qualcomm, Inc.	134,200	5,635,058
		37,325,406

Computers (2.5%)
EMC Corp. (NON) (S)	680,300	12,272,612
Hewlett-Packard Co. (S)	197,110	10,476,397
IBM Corp.	75,000	9,618,750
Lexmark International, Inc. Class A (NON)	132,300	4,773,384
		37,141,143

Conglomerates (2.7%)
3M Co.	37,715	3,151,843
General Electric Co.	1,393,270	25,357,514
SPX Corp.	49,800	3,302,736
Tyco International, Ltd. (S)	244,375	9,347,344
		41,159,437

Consumer finance (0.4%)
American Express Co.	71,100	2,933,586
Capital One Financial Corp. (S)	88,000	3,644,080
		6,577,666

Consumer goods (1.5%)
Energizer Holdings, Inc. (NON)	428	26,861
Estee Lauder Cos., Inc. (The) Class A (S)	63,540	4,121,840
Kimberly-Clark Corp.	34,400	2,163,072
Newell Rubbermaid, Inc. (S)	261,900	3,980,880
Procter & Gamble Co. (The)	200,900	12,710,943
		23,003,596

Consumer services (0.3%)
Avis Budget Group, Inc. (NON)	383,000	4,404,500
		4,404,500

Electric utilities (3.6%)
Ameren Corp. (S)	166,900	4,352,752
American Electric Power Co., Inc. (S)	281,141	9,609,399
Edison International	265,500	9,072,135
Entergy Corp. (S)	80,822	6,574,870
Exelon Corp. (S)	49,127	2,152,254
Great Plains Energy, Inc.	228,500	4,243,245
NV Energy, Inc. (S)	372,300	4,590,459
PG&E Corp. (S)	326,600	13,854,372
		54,449,486

Electrical equipment (0.7%)
Emerson Electric Co. (S)	216,000	10,873,440
		10,873,440

Electronics (1.2%)
Integrated Device Technology, Inc. (NON)	462,421	2,834,641
Micron Technology, Inc. (NON) (S)	454,600	4,723,294
Texas Instruments, Inc. (S)	427,500	10,460,925
		18,018,860

Energy (oil field) (2.3%)
Halliburton Co.	253,600	7,640,968
Schlumberger, Ltd. (S)	91,700	5,819,282
Smith International, Inc.	211,700	9,064,994
Transocean, Ltd. (Switzerland) (NON)	101,000	8,724,380
Weatherford International, Ltd. (Switzerland) (NON)	193,822	3,074,017
		34,323,641

Energy (other) (0.2%)
First Solar, Inc. (NON) (S)	27,300	3,348,345
		3,348,345

Engineering and construction (0.4%)
Fluor Corp. (S)	115,100	5,353,301
		5,353,301

Environmental (0.3%)
Foster Wheeler AG (Switzerland) (NON) (S)	162,000	4,396,680
		4,396,680

Financial (0.1%)
AerCap Holdings NV (Netherlands) (NON)	178,800	2,059,776
Primerica, Inc. (NON)	11,785	176,775
		2,236,551

Food (1.3%)

Dean Foods Co. (NON)	212,700	3,337,263
General Mills, Inc.	40,400	2,859,916
Kellogg Co. (S)	89,000	4,755,270
Kraft Foods, Inc. Class A	293,813	8,884,905
		19,837,354

Health-care services (2.0%)
Aetna, Inc.	239,900	8,422,889
AmerisourceBergen Corp. (S)	63,600	1,839,312
Cardinal Health, Inc.	62,968	2,268,737
McKesson Corp.	58,400	3,838,048
Omnicare, Inc.	136,000	3,847,440
WellPoint, Inc. (NON)	145,100	9,341,538
		29,557,964

Homebuilding (0.5%)
D.R. Horton, Inc. (S)	251,300	3,166,380
Toll Brothers, Inc. (NON) (S)	194,500	4,045,600
		7,211,980

Insurance (7.2%)
ACE, Ltd.	297,900	15,580,170
Aflac, Inc.	306,200	16,623,598
Assured Guaranty, Ltd. (Bermuda) (S)	278,467	6,117,920
Chubb Corp. (The) (S)	123,717	6,414,726
Everest Re Group, Ltd.	120,500	9,752,065
Hartford Financial Services Group, Inc. (The)	247,400	7,031,108
Loews Corp.	150,400	5,606,912
Marsh & McLennan Cos., Inc. (S)	238,700	5,829,054
MetLife, Inc. (S)	169,700	7,354,798
Prudential Financial, Inc.	64,800	3,920,400
RenaissanceRe Holdings, Ltd.	57,300	3,252,348
Travelers Cos., Inc. (The) (S)	312,300	16,845,462
XL Capital, Ltd. Class A (S)	210,000	3,969,000
		108,297,561

Investment banking/Brokerage (1.6%)
Goldman Sachs Group, Inc. (The)	94,669	16,153,371
Morgan Stanley	286,764	8,399,318
		24,552,689

Lodging/Tourism (0.9%)
Wyndham Worldwide Corp. (S)	494,139	12,714,196
		12,714,196

Machinery (1.0%)
Cummins, Inc. (S)	73,000	4,522,350
Deere (John) & Co. (S)	33,700	2,003,802
Lonking Holdings, Ltd. (China)	2,181,000	1,629,310
Parker Hannifin Corp. (S)	105,163	6,808,253
		14,963,715

Manufacturing (0.1%)
Cooper Industries PLC Class A	32,100	1,538,874
		1,538,874

Media (2.7%)
Time Warner, Inc.	563,100	17,608,137
Viacom, Inc. Class B (NON)	385,700	13,260,366
Walt Disney Co. (The) (S)	289,000	10,088,990
		40,957,493

Medical technology (3.3%)
Baxter International, Inc. (S)	204,300	11,890,260
Boston Scientific Corp. (NON) (S)	818,630	5,910,509
Covidien PLC (Ireland)	150,875	7,585,995
Hospira, Inc. (NON)	85,846	4,863,176
Medtronic, Inc.	250,100	11,262,003
St. Jude Medical, Inc. (NON)	199,900	8,205,895
		49,717,838

Metals (1.9%)
Alcoa, Inc. (S)	413,600	5,889,664
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	74,900	6,257,146
Newmont Mining Corp.	49,800	2,536,314
Nucor Corp. (S)	106,400	4,828,432
Steel Dynamics, Inc. (S)	315,000	5,503,050
United States Steel Corp.	64,600	4,103,392
		29,117,998

Oil and gas (11.5%)
Anadarko Petroleum Corp.	146,300	10,655,029
BP PLC ADR (United Kingdom) (S)	158,900	9,068,423
Chevron Corp.	623,300	47,264,839
ConocoPhillips	131,100	6,708,387
EOG Resources, Inc. (S)	69,100	6,422,154
Exxon Mobil Corp. (S)	533,200	35,713,736

Marathon Oil Corp.	124,400	3,936,016
Newfield Exploration Co. (NON) (S)	84,700	4,408,635
Nexen, Inc. (Canada) (S)	323,000	7,981,330
Occidental Petroleum Corp.	247,686	20,939,374
Total SA ADR (France)	115,800	6,718,716
Valero Energy Corp. (S)	117,800	2,320,660
XTO Energy, Inc.	237,300	11,195,814
		173,333,113

Pharmaceuticals (5.8%)
Abbott Laboratories	232,100	12,227,028
Johnson & Johnson	324,800	21,176,960
Merck & Co., Inc. (S)	226,725	8,468,179
Pfizer, Inc.	2,605,616	44,686,314
		86,558,481

Power producers (0.1%)
AES Corp. (The) (NON)	171,600	1,887,600
		1,887,600

Publishing (0.3%)
Gannett Co., Inc. (S)	134,900	2,228,548
R. R. Donnelley & Sons Co.	106,400	2,271,640
		4,500,188

Real estate (0.4%)
Chimera Investment Corp. (R)	391,500	1,522,935
Pulte Homes, Inc. (NON) (S)	403,310	4,537,238
		6,060,173

Regional Bells (2.6%)
AT&T, Inc. (S)	752,400	19,442,016
Verizon Communications, Inc. (S)	649,300	20,141,286
		39,583,302

Restaurants (0.4%)
McDonald's Corp.	93,800	6,258,336
		6,258,336

Retail (5.2%)
CVS Caremark Corp.	416,300	15,219,928
Home Depot, Inc. (The) (S)	260,100	8,414,235
Lowe's Cos., Inc.	359,400	8,711,856
Macy's, Inc.	358,800	7,811,076
Nordstrom, Inc. (S)	168,700	6,891,395
Staples, Inc. (S)	159,800	3,737,722
Supervalu, Inc. (S)	175,600	2,929,008
Target Corp.	138,200	7,269,320
TJX Cos., Inc. (The) (S)	55,100	2,342,852
Wal-Mart Stores, Inc.	230,980	12,842,488
Walgreen Co. (S)	53,800	1,995,442
		78,165,322

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	135,300	8,292,537
		8,292,537

Semiconductor (1.7%)
ASM Holding NV (NY Reg Shares) (Netherlands) (S)	140,500	4,973,700
Atmel Corp. (NON)	1,388,300	6,983,149
Formfactor, Inc. (NON)	276,147	4,904,371
KLA-Tencor Corp.	147,200	4,551,424
Lam Research Corp. (NON)	103,500	3,862,620
		25,275,264

Shipping (--%)
Nordic American Tanker Shipping (Bermuda)	5,938	179,934
		179,934

Software (2.2%)
CA, Inc. (S)	190,500	4,471,035
Electronic Arts, Inc. (NON) (S)	263,500	4,916,910
Longtop Financial Technologies Ltd. ADR (China) (NON)	99,800	3,214,558
Microsoft Corp. (S)	589,300	17,248,811
Oracle Corp.	152,100	3,907,449
		33,758,763

Telecommunications (0.2%)
Sprint Nextel Corp. (NON)	954,500	3,627,100
		3,627,100

Textiles (0.3%)
Hanesbrands, Inc. (NON) (S)	137,900	3,836,378
		3,836,378

Tobacco (1.7%)
Altria Group, Inc.	440,900	9,047,268
Lorillard, Inc.	77,800	5,853,672
Philip Morris International, Inc.	205,200	10,703,232
		25,604,172

Waste Management (0.3%)
Waste Management, Inc. (S)	134,600	4,634,288
		4,634,288

Total common stocks (cost $1,160,918,580)		$1,480,479,681

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

KKR Private Equity Investors LP (Unit)	397,298	$4,568,927

Total investment companies (cost $2,605,179)		$4,568,927

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	29,000	$3,356,750

Total convertible preferred stocks (cost $2,280,784)		$3,356,750

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$1,880,000	$2,814,736

Total convertible bonds and notes (cost $1,880,000)		$2,814,736

SHORT-TERM INVESTMENTS (20.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	10,214,559	$10,214,559
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$291,484,583	291,445,786

Total short-term investments (cost $301,660,345)		$301,660,345

TOTAL INVESTMENTS

Total investments (cost $1,469,344,888) (b)		$1,792,880,439

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $1,503,885,794.

(b) The aggregate identified cost on a tax basis is $1,506,489,677, resulting in gross unrealized appreciation and depreciation of $331,719,720 and $45,328,958, respectively, or net unrealized appreciation of $286,390,762.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $283,053,415. The fund received cash collateral of $291,445,786 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,469 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $51,951,797 and $59,313,658, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$58,735,682	$--	$--

Capital goods	92,981,339	--	--

Communication services	84,166,709	--	--

Conglomerates	41,159,437	--	--

Consumer cyclicals	157,372,942	--	--

Consumer staples	122,126,873	--	--

Energy	211,005,099	--	--

Financial	319,384,914	--	--

Health care	177,242,741	--	--

Technology	151,519,436	--	--

Transportation	2,430,139	--	--

Utilities and power	62,354,370	--	--

Total common stocks	1,480,479,681	--	--

Convertible bonds and notes	--	2,814,736	--

Convertible preferred stocks	--	3,356,750	--

Investment companies	4,568,927	--	--

Short-term investments	10,214,559	291,445,786	--

Totals by level	$1,495,263,167	$297,617,272	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Advertising and marketing services (0.3%)
Omnicom Group, Inc.	2,500	$97,025
		97,025

Aerospace and defense (4.3%)
Goodrich Corp.	3,660	258,103
Precision Castparts Corp.	1,000	126,710
Raytheon Co.	5,800	331,296
United Technologies Corp.	7,600	559,436
		1,275,545

Automotive (0.8%)
Hertz Global Holdings, Inc. (NON)	7,700	76,923
Lear Corp. (NON)	1,950	154,733
		231,656

Banking (3.2%)
Banco Santander Brasil SA ADS (Brazil)	11,501	142,957
Bank of America Corp.	19,214	342,970
JPMorgan Chase & Co.	6,800	304,300
State Street Corp.	3,300	148,962
		939,189

Beverage (1.2%)
Coca-Cola Enterprises, Inc.	7,300	201,918
Molson Coors Brewing Co. Class B	3,800	159,828
		361,746

Biotechnology (1.9%)
Amgen, Inc. (NON)	2,600	155,376
Dendreon Corp. (NON)	4,300	156,821
Genzyme Corp. (NON)	2,100	108,843
Gilead Sciences, Inc. (NON)	3,100	140,988
		562,028

Broadcasting (0.3%)
TiVo, Inc. (NON)	6,152	105,322
		105,322

Cable television (0.9%)
DIRECTV Class A (NON)	7,550	255,266
		255,266

Chemicals (2.2%)
Agrium, Inc. (Canada)	3,240	228,841
Albemarle Corp.	6,800	289,884
Mosaic Co. (The)	2,000	121,540
		640,265

Combined utilities (1.1%)
El Paso Corp.	30,150	326,826
		326,826

Communications equipment (6.4%)
Cisco Systems, Inc. (NON)	29,461	766,870
CommScope, Inc. (NON)	5,132	143,799
F5 Networks, Inc. (NON)	1,420	87,344
Harris Corp.	3,900	185,211
Qualcomm, Inc.	17,050	715,930
		1,899,154

Computers (9.6%)
Apple, Inc. (NON)	5,124	1,203,781
EMC Corp. (NON)	23,100	416,724
Hewlett-Packard Co.	11,000	584,650
IBM Corp.	3,720	477,090
Polycom, Inc. (NON)	5,600	171,248
		2,853,493

Conglomerates (1.0%)
3M Co.	2,500	208,925
Tyco International, Ltd.	1,900	72,675
		281,600

Consumer (0.8%)
Jarden Corp.	7,479	248,976

		248,976

Consumer finance (1.6%)
Mastercard, Inc. Class A	1,820	462,280
		462,280

Consumer goods (1.3%)
Colgate-Palmolive Co.	1,700	144,942
Procter & Gamble Co. (The)	3,800	240,426
		385,368

Containers (0.5%)
Owens-Illinois, Inc. (NON)	4,150	147,491
		147,491

Electronics (2.9%)
Marvell Technology Group, Ltd. (NON)	5,700	116,166
Sensata Technologies Holding NV (Netherlands) (NON)	8,113	145,709
Texas Instruments, Inc.	14,850	363,380
Tyco Electronics, Ltd. (Switzerland)	8,500	233,580
		858,835

Energy (oil field) (1.9%)
Halliburton Co.	8,450	254,599
Schlumberger, Ltd. (S)	4,700	298,262
		552,861

Energy (other) (0.5%)
First Solar, Inc. (NON)	1,318	161,653
		161,653

Engineering and construction (0.4%)
Shaw Group, Inc. (NON)	3,400	117,028
		117,028

Financial (0.8%)
CME Group, Inc.	705	222,858
		222,858

Food (1.8%)
General Mills, Inc.	3,020	213,786
Kraft Foods, Inc. Class A	10,500	317,520
		531,306

Forest products and packaging (0.6%)
Buckeye Technologies, Inc. (NON)	4,000	52,320
Packaging Corp. of America	4,600	113,206
		165,526

Gaming and lottery (0.1%)
Las Vegas Sands Corp. (NON)	1,400	29,610
		29,610

Health-care services (3.7%)
Aetna, Inc.	7,100	249,281
AmerisourceBergen Corp.	8,600	248,712
Express Scripts, Inc. (NON)	1,900	193,344
Omnicare, Inc.	7,700	217,833
Warner Chilcott PLC Class A (Ireland) (NON)	7,015	179,233
		1,088,403

Insurance (3.0%)
Aflac, Inc.	9,864	535,517
Assured Guaranty, Ltd. (Bermuda)	9,650	212,011
Hartford Financial Services Group, Inc. (The)	5,200	147,784
		895,312

Investment banking/Brokerage (1.8%)
BlackRock, Inc.	410	89,282
Bond Street Holdings, LLC Class A (F)(NON)	4,728	96,924
Goldman Sachs Group, Inc. (The)	2,000	341,260
		527,466

Machinery (1.6%)
Baldor Electric Co.	2,700	100,980
Cummins, Inc.	3,050	188,948
Parker Hannifin Corp.	2,800	181,272
		471,200

Media (1.4%)
Time Warner, Inc.	13,000	406,510

		406,510

Medical technology (6.2%)
Baxter International, Inc.	5,300	308,460
Covidien PLC (Ireland)	9,200	462,576
Hospira, Inc. (NON)	3,600	203,940
Life Technologies Corp. (NON)	2,300	120,221
Pall Corp.	4,350	176,132
PSS World Medical, Inc. (NON)	7,000	164,570
St. Jude Medical, Inc. (NON)	7,350	301,718
Stryker Corp.	1,800	102,996
		1,840,613

Metals (0.9%)
Steel Dynamics, Inc.	9,400	164,218
Teck Resources, Ltd. Class B (Canada) (NON)	2,679	116,697
		280,915

Oil and gas (2.6%)
Anadarko Petroleum Corp.	5,100	371,433
PetroHawk Energy Corp. (NON)	5,536	112,270
Suncor Energy, Inc. (Canada)	6,600	214,764
Warren Resources, Inc. (NON)	24,652	62,123
		760,590

Pharmaceuticals (2.5%)
Abbott Laboratories	7,400	389,832
Somaxon Pharmaceuticals, Inc. (NON)	5,687	49,193
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	4,900	309,092
		748,117

Restaurants (0.8%)
McDonald's Corp.	3,700	246,864
		246,864

Retail (8.8%)
Amazon.com, Inc. (NON)	1,800	244,314
Big Lots, Inc. (NON)	6,100	222,162
Costco Wholesale Corp.	4,600	274,666
CVS Caremark Corp.	14,600	533,776
Kohl's Corp. (NON)	3,500	191,730
Lowe's Cos., Inc.	12,700	307,848
Staples, Inc.	5,800	135,662
Target Corp.	9,095	478,397
Urban Outfitters, Inc. (NON)	400	15,212
Wal-Mart Stores, Inc.	3,700	205,720
		2,609,487

Schools (1.2%)
Apollo Group, Inc. Class A (NON)	6,000	367,740
		367,740

Semiconductor (1.7%)
Atmel Corp. (NON)	40,000	201,200
Formfactor, Inc. (NON)	7,240	128,582
Novellus Systems, Inc. (NON)	7,300	182,500
		512,282

Software (5.7%)
BMC Software, Inc. (NON)	5,100	193,800
Microsoft Corp.	31,300	916,151
Oracle Corp.	16,700	429,023
Sybase, Inc. (NON)	3,150	146,853
		1,685,827

Technology (0.5%)
Tech Data Corp. (NON)	3,300	138,270
		138,270

Technology services (3.7%)
Baidu, Inc. ADR (China) (NON)	151	90,147
Google, Inc. Class A (NON)	1,797	1,018,912
		1,109,059

Telecommunications (2.0%)
American Tower Corp. Class A (NON)	6,700	285,487
Iridium Communications, Inc. (NON)	14,494	117,546
NII Holdings, Inc. (NON)	3,019	125,772
Telecity Group PLC (United Kingdom) (NON)	11,575	74,496
		603,301

Textiles (1.1%)
Hanesbrands, Inc. (NON)	6,700	186,394
VF Corp.	1,700	136,255

				322,649

Tobacco (1.2%)
Philip Morris International, Inc.			6,700	349,472
				349,472

Transportation services (0.6%)
FedEx Corp.			1,800	168,120
				168,120
Total common stocks (cost $22,799,545)				$28,845,104

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$42.42	17,819	$273,878

Total warrants (cost $191,554)				$273,878

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			1,306	$34,557

Total convertible preferred stocks (cost $32,650)				$34,557

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
		Expiration date/	Contract
		strike price	amount	Value

Costco Wholesale Corp. (Call)		Apr-10/$60.00	1,607	$1,043
Dendreon Corp. (Put)		May-10/25.00	4,300	8,127
Lorillard, Inc. (Call)		Jan-11/95.00	1,576	788

Total purchased options outstanding (cost $17,750)				$9,958

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/shares		Value

U.S. Treasury Bills for an effective yield of 0.22%,
August 26, 2010			$20,000	$19,984
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)			203,202	203,175
Putnam Money Market Liquidity Fund (e)			193,776	193,776

Total short-term investments (cost $416,933)				$416,935

TOTAL INVESTMENTS

Total investments (cost $23,458,432) (b)				$29,580,432

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $14,267) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Costco Wholesale Corp. (Call)	1,607	Apr-10/$65.00	$10
Costco Wholesale Corp. (Put)	1,607	Apr-10/52.50	9
Dendreon Corp. (Call)	4,300	May-10/45.00	10,793

Total			$10,812

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by or paid by	Unrealized
Notional amount		date	fund per annum	fund	appreciation

Goldman Sachs International
baskets	575	3/17/11	(1 month USD-	A basket	$1,200
			LIBOR-BBA plus 60	(GSGLPMIN)
			bps)	of common stocks

Total					$1,200

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

NOTES

(a) Percentages indicated are based on net assets of $29,608,856.

(b) The aggregate identified cost on a tax basis is $24,174,592, resulting in gross unrealized appreciation and depreciation of $5,678,530 and $272,690, respectively, or net unrealized appreciation of $5,405,840.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $198,608. The fund received cash collateral of $203,175 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $29 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,479,024 and $1,922,279, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $735,963 have been segregated to cover certain derivatives contracts.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 11,000 on purchased options contracts and approximately 12,000 on written options contracts for the period ended March 31, 2010. For the period ended March 31, 2010 the fund did not have any activity on futures contracts.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $44,000 on total return swap contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. At March 31, 2010, the fund had a net liability position of $2,666 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,086,706	$--	$--

Capital goods	2,011,264	--	--

Communication services	858,567	--	--

Conglomerates	281,600	--	--

Consumer cyclicals	3,242,793	--	--

Consumer staples	3,050,938	--	--

Energy	1,475,104	--	--

Financials	2,950,181	--	96,924

Health care	4,239,161	--	--

Technology	9,056,920	--	--

Transportation	168,120	--	--

Utilities and power	326,826	--	--

Total common stocks	28,748,180	--	96,924

Convertible preferred stocks	--	34,557	--

Purchased options outstanding	--	9,958	--

Warrants	273,878	--	--

Short-term investments	193,776	223,159	--

Totals by level	$29,215,834	$267,674	$96,924

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(10,812)	$--

Total return swap contracts	--	1,200	--

Totals by level	$--	$(9,612)	$--

Market Values of Derivative Instruments as of March 31, 2010

		Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815		Market value	Market value

Equity contracts		$11,158	$10,812

Total		$11,158	$10,812

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT High Yield Fund

The fund's portfolio
3/31/10 (Unaudited)

CORPORATE BONDS AND NOTES (84.3%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$415,000	$418,113
			418,113

Automotive (3.1%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		645,000	703,050
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		2,226,100	2,376,362
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2017		285,000	265,763
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F)(NON)		1,540,000	2
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011		2,075,000	2,145,324
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,065,000	1,115,588
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		630,000	652,353
General Motors Corp. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		1,565,000	579,050
General Motors Corp. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		1,535,000	575,625
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		185,000	187,081
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		740,000	752,025
Navistar International Corp. sr. notes 8 1/4s, 2021		1,595,000	1,634,875
Oshkosh Corp. 144A company guaranty sr. unsec. notes
8 1/2s, 2020		280,000	289,800
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	960,000	1,231,838
Visteon Corp. sr. unsec. unsub. notes 7s, 2014		$150,000	144,000
Visteon Corp. 144A sr. unsec. notes 12 1/4s, 2016		185,000	196,100
			12,848,836

Basic materials (8.9%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,320,000	11,550
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		805,000	3,623
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014		380,000	390,925
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		1,015,000	1,096,200
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		767,000	793,845
Catalyst Paper Corp. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2014 (Canada)		425,000	295,375
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)		1,010,000	948,138
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		1,105,000	1,149,200
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		1,425,000	1,642,313
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		3,110,000	3,452,100
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		760,000	832,200
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		20,000	20,700
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	190,000	267,635
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 7 1/2s, 2014 (Germany)	EUR	125,000	177,117
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	125,000	176,199
Hexion Finance Escrow LLC/Hexion Escrow Corp. 144A sr.
notes 8 7/8s, 2018		$395,000	389,075
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		720,000	734,400
Huntsman International, LLC company guaranty sr.
unsec. sub. notes Ser. REGS, 6 7/8s, 2013	EUR	1,000,000	1,370,961
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		$425,000	427,125
Ineos Group Holdings PLC company guaranty sr. notes
7 7/8s, 2016 (United Kingdom)	EUR	400,000	425,471
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		$340,000	302,600
LBI Escrow Corp. 144A sr. notes 8s, 2017		2,315,000	2,401,800
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		705,000	740,250
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		915,000	915,000
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		490,000	487,550
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		487,635	82,898
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		650,000	699,563
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		1,475,000	1,423,375

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	290,000	429,573
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$1,115,000	1,259,950
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.434s, 2013
(France)	EUR	1,135,000	1,470,772
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	310,000	424,998
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$1,030,000	1,119,390
Smurfit Kappa Acquisition 144A company guaranty sr.
notes 7 3/4s, 2019 (Ireland)	EUR	250,000	352,904
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,360,000	1,332,800
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		650,000	576,875
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		295,000	311,225
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		455,000	461,256
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		1,260,000	1,269,450
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		460,000	473,800
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		300,000	307,500
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		750,000	918,750
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		1,245,000	1,481,550
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		370,000	438,450
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)		495,000	451,688
Terra Capital, Inc. company guaranty sr. unsec. notes
7 3/4s, 2019		660,000	796,950
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		190,000	165,775
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 3.999s, 2014		905,000	771,513
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		855,000	923,400
			37,395,757

Broadcasting (2.0%)
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		485,000	379,513
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		185,000	184,306
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		225,000	142,875
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. A, 9 1/4s, 2017		360,000	373,950
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		1,200,000	1,254,000
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		730,000	817,600
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		405,000	420,694
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		1,025,000	1,066,000
Echostar DBS Corp. company guaranty 7 1/8s, 2016		770,000	784,438
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		445,000	480,600
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		1,301,613	1,122,641
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014		210,000	229,950
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		885,000	996,731
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013		220,000	238,150
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		290,000	363
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		847,000	5,929
			8,497,740

Building materials (1.5%)
Building Materials Corp. 144A sr. notes 7s, 2020		805,000	815,063
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		1,070,000	625,950
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		1,155,000	1,290,713
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		2,260,000	2,649,850
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		1,068,688	1,146,168
			6,527,744

Cable television (1.3%)
Adelphia Communications Corp. escrow bonds zero %,
2010		80,000	1,000
Adelphia Communications Corp. escrow bonds zero %,
2010		130,000	1,625
Adelphia Communications Corp. escrow bonds zero %,
2011		755,000	9,438
Adelphia Communications Corp. escrow bonds zero %,
2010		290,000	3,625
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	523,900
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		305,000	325,969

Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017		930,000	983,475
CCH II, LLC sr. notes 13 1/2s, 2016		1,473,502	1,771,886
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		640,000	656,000
Cequel Communications Holdings I LLC/Cequel Capital
Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017		940,000	965,850
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		40,000	42,600
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		360,000	371,250
			5,656,618

Capital goods (2.9%)
ACCO Brands Corp. 144A company guaranty sr. sec. notes
10 5/8s, 2015		585,000	639,113
Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		1,030,000	1,046,738
BBC Holding Corp. sr. notes 8 7/8s, 2014		1,255,000	1,225,194
Crown European Holdings SA company guaranty sr. sec.
notes 6 1/4s, 2011 (France)	EUR	270,000	371,983
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		$480,000	492,600
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		10,000	10,175
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,235,000	2,589,529
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		1,325,000	1,195,813
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	255,000	351,317
Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015		$665,000	698,250
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		1,295,000	602,175
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		1,520,000	1,596,000
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		305,000	312,625
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		600,000	613,500
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		410,000	419,225
			12,164,237

Coal (1.7%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		2,355,000	2,363,831
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		1,560,000	1,602,900
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		920,000	945,300
International Coal Group, Inc. sr. notes 9 1/8s, 2018		180,000	184,050
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,795,000	1,898,213
			6,994,294

Commercial and consumer services (1.4%)
Aramark Corp. company guaranty 8 1/2s, 2015		1,015,000	1,037,838
Aramark Corp. company guaranty sr. unsec. notes FRN
3.749s, 2015		160,000	148,800
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		1,175,000	1,236,688
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		590,000	632,775
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)		725,000	767,594
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		1,425,000	1,353,750
Travelport LLC company guaranty 11 7/8s, 2016		620,000	679,675
Travelport LLC company guaranty 9 7/8s, 2014		200,000	209,000
			6,066,120

Conglomerates (0.2%)
GWR Operating Partnership LLP 144A 1st mtge. bonds
10 7/8s, 2017		940,000	916,500
			916,500

Consumer (1.1%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	135,000	186,072
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$360,000	377,100
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		195,000	196,950
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		1,055,000	1,069,506
Scotts Miracle-Gro Co. (The) company guaranty sr.
unsec. notes 7 1/4s, 2018		255,000	260,100
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		1,265,000	1,268,163
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		1,380,000	1,421,400
			4,779,291

Consumer staples (4.5%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		172,499	2,664
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,020,000	999,600

Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	685,000	678,150
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018	195,000	203,775
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018	945,000	957,994
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	980,000	1,011,850
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	205,000	212,688
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	1,065,000	1,094,288
Dole Food Co. 144A sr. sec. notes 8s, 2016	470,000	481,750
Dole Food Co., Inc. sr. notes 13 7/8s, 2014	426,000	512,798
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	860,000	862,150
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	575,000	566,375
Hertz Corp. company guaranty 8 7/8s, 2014	1,430,000	1,469,325
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014	340,000	387,600
Libbey Glass, Inc. 144A sr. notes 10s, 2015	385,000	405,213
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	445,000	456,125
Pinnacle Foods Finance LLC 144A sr. unsec. notes
9 1/4s, 2015	350,000	358,750
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018	550,000	563,750
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	475,000	490,438
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019	295,000	314,913
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	410,000	380,275
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	990,000	831,600
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011	245,000	250,206
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013	835,000	843,350
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	560,000	624,400
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	549,538	582,510
Supervalu, Inc. sr. unsec. notes 8s, 2016	595,000	602,438
TreeHouse Foods, Inc. sr. unsec. notes 7 3/4s, 2018	140,000	145,250
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	845,000	1,003,438
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	1,640,000	1,763,000
		19,056,663

Energy (oil field) (2.2%)
Complete Production Services, Inc. company guaranty
8s, 2016	670,000	663,300
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	880,000	888,800
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	2,065,000	2,126,950
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	450,000	448,875
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	532,800
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	1,370,000	1,385,413
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	357,109	358,512
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	810,000	834,300
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015	980,000	962,850
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	875,000	560,000
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	580,000	553,900
		9,315,700

Entertainment (0.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	129,000	138,514
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	365,000	384,619
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014	1,275,000	1,067,813
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	360,000	362,700
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	240,000	250,800
		2,204,446

Financials (6.3%)
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	1,165,000	1,020,434
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	1,010,000	951,449
American General Finance Corp. sr. unsec. notes, MTN
Ser. J, 5 5/8s, 2011	945,000	924,350
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	600,000	495,406
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	545,000	497,866
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	225,000	226,125
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	400,000	448,000
CIT Group, Inc. sr. bond 7s, 2017	921,448	850,036
CIT Group, Inc. sr. bond 7s, 2016	297,462	274,409
CIT Group, Inc. sr. bond 7s, 2015	448,477	418,205
CIT Group, Inc. sr. bond 7s, 2014	178,477	168,661

CIT Group, Inc. sr. bond 7s, 2013		2,283,984	2,221,174
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013		560,000	537,600
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)		791,000	945,245
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,
2020		425,000	435,625
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		955,000	971,713
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		928,000	940,760
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		69,000	69,690
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014		1,311,000	1,304,445
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011		335,000	340,444
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014		128,000	112,707
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		230,000	233,198
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		480,000	476,977
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015		495,000	519,750
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		335,000	320,763
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		1,760,000	1,696,200
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)		375,000	300,000
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		400,000	414,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		620,000	613,800
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		215,000	217,150
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		725,000	703,250
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		470,000	473,525
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		1,985,000	1,955,225
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)		850,000	873,375
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)		200,000	127,000
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	EUR	760,000	623,200
SLM Corp. sr. notes Ser. MTN, 8s, 2020		$655,000	637,812
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013		2,130,000	2,034,915
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4 1/8s, 2014		215,000	183,288
			26,558,272

Gaming and lottery (2.8%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		855,000	801,563
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		590,000	492,650
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		205,000	178,863
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		1,697,000	1,404,268
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		1,620,000	1,745,550
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		1,445,000	361,250
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017		415,000	345,488
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015		390,000	322,725
MGM Mirage, Inc. 144A sr. notes 9s, 2020		175,000	180,250
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014		155,000	170,888
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		1,115,000	1,101,063
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		225,000	228,375
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		765,000	661,725
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,225,000	1,215,813
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		240,000	234,600
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		1,020,000	68,850
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		2,130,000	26,625
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014		725,000	723,188
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		1,495,000	1,614,600
			11,878,334

Health care (7.1%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		1,290,000	1,422,225
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		600,000	621,000
DaVita, Inc. company guaranty 6 5/8s, 2013		1,350,000	1,358,438
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)		1,195,000	1,187,531
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		1,335,000	1,430,119
HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,020,000	1,084,388
HCA, Inc. sr. sec. notes 9 1/8s, 2014		2,580,000	2,725,125
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017		320,000	348,800
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019		950,000	1,021,844
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		1,065,000	1,014,413

IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	340,000	346,375
Omnicare, Inc. company guaranty 6 3/4s, 2013	90,000	90,450
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,320,000	1,344,750
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	375,000	382,031
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	355,000	362,100
Select Medical Corp. company guaranty 7 5/8s, 2015	1,030,000	981,075
Service Corporation International debs. 7 7/8s, 2013	688,000	691,440
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	495,000	485,100
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,764,919
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	545,000	559,988
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,275,000	1,268,625
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	774,488	774,488
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016	930,000	934,650
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	629,250
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	250,000	280,000
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	1,465,000	1,578,538
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	404,625
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)	1,274,000	1,203,930
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	500,000	520,000
Vanguard Health Holding Co. II, LLC 144A company
guaranty sr. notes 8s, 2018	305,000	296,613
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,305,000	2,459,866
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	395,000	403,709
		29,976,405

Homebuilding (1.4%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012	1,140,000	1,137,150
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2013	450,000	429,188
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	635,000	615,950
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)	254,100	222,338
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	1,820,000	1,569,750
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	630,000	670,163
Standard Pacific Corp. company guaranty sr. unsec.
notes 7 3/4s, 2013	225,000	222,750
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	545,000	504,125
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	365,000	336,713
		5,708,127

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	751,000	841,120
		841,120

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	1,160,000	1,194,800
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	30,000	30,075
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.757s, 2014	830,000	730,400
		1,955,275

Media (2.1%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	750,000	768,750
Affinion Group, Inc. company guaranty 10 1/8s, 2013	255,000	261,375
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,295,000	906,500
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	205,000	231,906
Liberty Media, LLC sr. notes 5.7s, 2013	940,000	940,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	920,000	963,700
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	1,345,000	1,277,750
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	580,000	616,250
QVC Inc. 144A sr. notes 7 3/8s, 2020	470,000	472,350
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	230,000	234,600
Virgin Media Finance PLC company guaranty sr. notes
8 3/8s, 2019 (United Kingdom)	120,000	124,200
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)	375,000	409,688

Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	140,000	210,844
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014		$425,000	408,000
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016		760,000	812,250
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014		220,000	221,650
			8,859,813

Oil and gas (8.1%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015		304,000	277,400
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,045,000	956,175
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		250,000	271,875
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014		500,000	507,500
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,320,000	1,336,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		1,720,000	1,455,550
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017		885,000	902,700
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		1,000,000	997,500
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		1,250,000	1,271,875
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		885,000	977,925
Crosstex Energy/Crosstex Energy Finance Corp. 144A sr.
notes 8 7/8s, 2018		985,000	1,015,781
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016		155,000	170,500
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		685,000	728,669
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,305,000	1,331,100
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,490,000	1,475,100
Ferrellgas Partners LP sr. unsec. notes Ser. UNRE,
6 3/4s, 2014		110,000	108,900
Forest Oil Corp. sr. notes 8s, 2011		1,390,000	1,466,450
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015		535,000	528,313
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		1,995,000	1,995,000
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018		265,000	267,650
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		2,220,000	2,281,050
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		765,000	719,100
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		1,750,000	1,636,250
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		990,000	1,033,313
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014		140,000	154,525
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,030,000	1,091,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		245,000	248,369
Plains Exploration & Production Co. company guaranty
7s, 2017		1,600,000	1,576,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		290,000	275,500
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015		355,000	362,100
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		515,000	589,675
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		255,000	262,650
Sabine Pass LNG LP sec. notes 7 1/2s, 2016		1,370,000	1,209,025
Sabine Pass LNG LP sr. sec. notes 7 1/4s, 2013		290,000	272,600
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		1,550,000	1,472,500
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016		485,000	498,338
Whiting Petroleum Corp. company guaranty 7s, 2014		685,000	701,269
Williams Cos., Inc. (The) notes 7 3/4s, 2031		704,000	789,764
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		337,000	396,790
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		435,000	443,040
			34,056,121

Publishing (1.0%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		1,302,527	848,271
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		106,573	69,272
Belo Corp. sr. unsec. unsub. notes 8s, 2016		230,000	239,775
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015		1,085,000	1,041,600
Cenveo Corp. 144A company guaranty sr. notes 8 7/8s,
2018		690,000	697,763
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		115,000	117,156
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017		785,000	801,681
Quebecor Media, Inc. sr. unsec. notes 7 3/4s, 2016
(Canada)		270,000	273,375
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		734,599	308,532
			4,397,425

Regional Bells (1.5%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	375,000	364,688
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	340,000	343,400
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	155,000	161,975
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	655,000	653,363
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020	1,260,000	1,269,450
Frontier Communications Corp. 144A sr. notes 8 1/4s,
2017	915,000	931,013
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	1,640,000	1,795,800
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	240,000	270,000
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	555,000	560,550
		6,350,239

Retail (2.9%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	265,000	260,993
Blockbuster, Inc. 144A company guaranty sr. notes
11 3/4s, 2014	584,000	430,700
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	1,110,000	1,082,250
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,005,000	1,062,788
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	636,000	698,010
Ferrellgas Partners LP/ Ferrellagas Partners Finance
Corp. sr. unsec. notes 8 5/8s, 2020	250,000	250,000
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	860,000	649,300
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.252s, 2012	285,000	210,900
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,195,000	1,290,600
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	1,773,618	1,809,090
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	470,000	485,275
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	1,505,000	1,678,075
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017	805,000	835,188
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,335,000	1,284,938
		12,028,107

Technology (4.8%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017	435,000	448,050
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	322,000	324,415
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	110,000	112,200
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	85,000	86,275
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	950,300	912,288
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,010,000	967,075
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	430,000	455,800
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	2,041,886	1,725,394
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	1,605,000	1,384,313
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,130,000	904,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	743,639	713,893
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	765,000	730,575
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	1,182,000	1,046,070
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	495,000	529,650
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	735,000	729,488
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	375,000	390,000
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	145,000	102,225
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)	690,000	60,099
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	735,000	727,650
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	1,155,000	1,126,125
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	125,000	125,000
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	120,000	120,750
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	980,000	1,030,225
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	1,506,000	1,543,650
SunGard Data Systems, Inc. company guaranty sr. unsec.
unsub. notes 10 5/8s, 2015	296,000	322,640
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	990,000	997,425
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	280,000	310,100
Unisys Corp. 144A company guaranty sr. sub. notes

14 1/4s, 2015		1,405,000	1,678,975
Xerox Capital Trust I company guaranty 8s, 2027		550,000	539,612
			20,143,962

Telecommunications (6.9%)
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		350,000	381,500
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		1,190,000	1,213,800
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		885,000	900,488
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)		500,000	518,750
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		855,000	846,450
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	795,825
Equinix, Inc. sr. notes 8 1/8s, 2018		475,000	495,705
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		105,000	116,550
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		415,000	431,600
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)		1,945,000	2,056,838
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Bermuda)		625,000	645,313
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/2s, 2015 (Bermuda)		530,000	548,550
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		2,525,000	2,739,625
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		675,000	696,938
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		175,000	177,625
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,425,000	1,389,375
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		285,000	260,775
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		2,175,000	2,223,938
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		1,785,000	1,695,750
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		1,580,000	1,730,100
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		260,000	278,850
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		455,000	460,688
PAETEC Holding Corp. 144A company guaranty sr. notes
8 7/8s, 2017		475,000	488,063
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		390,000	415,350
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		785,000	826,213
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,260,000	1,819,300
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		235,000	236,175
West Corp. company guaranty 9 1/2s, 2014		1,260,000	1,294,650
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		900,000	994,500
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	150,000	223,879
Windstream Corp. company guaranty 8 5/8s, 2016		$1,480,000	1,513,300
Windstream Corp. company guaranty 8 1/8s, 2013		730,000	764,675
			29,181,138

Telephone (0.6%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,165,000	1,185,388
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		600,000	622,500
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	361,213
TW Telecom Holdings, Inc. 144A sr. notes 8s, 2018		540,000	552,150
			2,721,251

Textiles (0.5%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		1,665,000	1,590,075
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		550,000	569,250
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	83,600
			2,242,925

Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		1,165,000	1,258,200
			1,258,200

Transportation (0.4%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,065,000	1,062,338
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		626,000	667,473
			1,729,811

Utilities and power (5.3%)

AES Corp. (The) sr. unsec. notes 8s, 2020	380,000	378,575
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	730,000	740,950
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	950,000	964,250
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	1,345,000	1,321,463
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	453,718
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	1,055,000	1,065,680
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	775,000	585,125
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,096,100
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	383,250
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	120,000	104,100
Edison Mission Energy sr. unsec. notes 7.2s, 2019	550,000	379,500
Edison Mission Energy sr. unsec. notes 7s, 2017	30,000	20,925
El Paso Corp. sr. unsec. notes 12s, 2013	250,000	291,875
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	436,092
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	925,000	629,000
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	548,000	546,630
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	545,000	544,319
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	510,000	543,150
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	170,000	176,375
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031	690,000	619,275
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	670,000	688,425
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,365,000	1,361,588
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	677,294
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,880,000	3,850,800
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,240,000	1,244,650
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	340,000	361,675
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	855,000	876,375
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	140,000	147,986
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (United
Kingdom) (PIK)	1,175,000	804,875
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	1,335,000	927,825
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	38,000	39,940
		22,261,785
Total corporate bonds and notes (cost $343,789,437)		$354,990,369

SENIOR LOANS (6.8%)(a)(c)
	Principal amount	Value

Automotive (0.1%)
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$495,000	$549,450
		549,450

Basic materials (0.8%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7 1/2s, 2013 (United Kingdom)	502,500	492,607
Ineos Holdings, Ltd. bank term loan FRN Ser. C2, 8s,
2014 (United Kingdom)	502,500	492,607
Lyondell Chemical Co. bank term loan FRN 13s, 2010 (U)	155,000	160,302
Lyondell Chemical Co. bank term loan FRN 7.69s, 2010	1,190,000	1,264,970
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	315,436	315,751
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)	625,000	624,888
		3,351,125

Broadcasting (0.2%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.879s, 2016	503,910	408,010
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.501s, 2014	705,000	626,800
		1,034,810

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014	16,020	13,440
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.235s, 2014	320,457	268,841
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	130,232	130,721
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013	192,941	189,202
		602,204

Communication services (0.3%)
Cebridge Connections, Inc. bank term loan FRN 4.749s,
2014	385,000	379,225
Charter Communications, Inc. bank term loan FRN
2.756s, 2014	785,000	716,032
Towerco, LLC bank term loan FRN 6.001s, 2014	244,388	245,813
		1,341,070

Consumer cyclicals (2.0%)

CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,081,978	1,063,044
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	588,750	611,564
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	188,112	179,119
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.23s, 2014	617,720	296,320
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.239s, 2014	230,492	110,567
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.23s,
2014	180,048	136,086
Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.233s, 2014	102,424	77,416
QVC, Inc. bank term loan FRN 5.745s, 2014	56,395	56,395
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	511,781	516,046
Six Flags Theme Parks bank term loan FRN 2.48s, 2015	1,644,881	1,637,002
Six Flags Theme Parks bank term loan FRN Ser. B,
5 3/4s, 2016	1,620,000	1,603,800
Thomas Learning bank term loan FRN Ser. B, 2 3/4s, 2014	474,477	417,539
Travelport, LLC bank term loan FRN Ser. C, 10 1/2s,
2013	163,763	164,172
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	2,046,625	1,300,460
United Components, Inc. bank term loan FRN Ser. D,
2.249s, 2012	164,667	158,080
		8,327,610

Consumer staples (0.7%)
Claire's Stores, Inc. bank term loan FRN 3.001s, 2014	1,074,787	943,125
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.979s, 2014	791,812	764,539
Revlon Consumer Products bank term loan FRN 6s, 2015	640,000	632,400
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	675,000	704,813
Rite-Aid Corp. bank term loan FRN Ser. B, 1.983s, 2014	83,513	75,648
		3,120,525

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	253,725	250,363
		250,363

Entertainment (0.3%)
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6 1/2s, 2014	1,072,313	1,081,240
		1,081,240

Financials (0.3%)
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6.001s, 2013	392,697	389,875
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	457,700	453,352
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.291s, 2014	302,035	276,236
		1,119,463

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	284,288	293,726
		293,726

Health care (0.8%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2016	890,000	878,430
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.502s, 2014	550,009	535,574
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.502s, 2014	29,327	28,557
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.499s, 2014	1,779,377	1,659,269
Select Medical Corp. bank term loan FRN Ser. B,
2.251s, 2012	138,865	133,866
		3,235,696

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.081s, 2013	74,077	65,295
Realogy Corp. bank term loan FRN Ser. B, 3.251s, 2013	276,149	243,412
		308,707

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.73s, 2014	443,586	419,188
		419,188

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	75,000	81,750
		81,750

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	1,788,738	1,707,250
		1,707,250

Utilities and power (0.5%)
TXU Energy Corp. bank term loan FRN Ser. B2, 3.729s,
2014	773,671	634,088
TXU Energy Corp. bank term loan FRN Ser. B3, 3.729s,
2014	1,626,927	1,318,706
		1,952,794
Total senior loans (cost $29,244,123)		$28,776,971

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$573,615
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	685,000	656,744
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	700,000	686,000
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	725,000	843,719
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	370,000	587,375
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	515,000	705,872
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	402,000	601,874
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	494,000	474,858
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	460,000	476,100
L-3 Communications Holdings, Inc. cv. company sr.
unsec. bonds 3s, 2035	225,000	236,813
L-3 Communications Holdings, Inc. 144A cv. company
guaranty sr. unsec. bonds 3s, 2035	590,000	620,975
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	480,000	416,400
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	260,000	253,175
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	600,000	552,750
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	1,380,000	1,217,850
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	268,000	255,940
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	300,000	367,875
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	545,000	577,755
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	810,000	634,838
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	545,000	668,306
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	494,000	484,910

Total convertible bonds and notes (cost $10,285,302)		$11,893,744

COMMON STOCKS (2.4%)(a)
	Shares	Value

AboveNet, Inc. (NON)	1,220	$61,891
AES Corp. (The) (NON)	46,340	509,740
Alliance Imaging, Inc. (NON)	109,558	615,716
American Media, Inc. 144A (F)	22,316	2
Avis Budget Group, Inc. (NON)	23,540	270,710
Bohai Bay Litigation, LLC (Escrow) (F)	2,670	8,329
Charter Communications, Inc. Class A (NON)	8,755	302,048
CIT Group, Inc. (NON)	10,240	398,950
Dana Holding Corp. (NON)	33,914	402,898
Decrane Aircraft Holdings, Inc. (F)	11,167	11
El Paso Corp.	34,660	375,714
FelCor Lodging Trust, Inc. (NON)(R)	50,895	290,102
Interpublic Group of Companies, Inc. (The) (NON)	44,085	366,787
Louisiana-Pacific Corp. (NON)	66,825	604,766
M/I Schottenstein Homes, Inc. (NON)	3,126	45,796
Nortek, Inc.	27,498	1,099,920
PetroHawk Energy Corp. (NON)	29,380	595,826
Public Service Enterprise Group, Inc.	19,440	573,869
Qwest Communications International, Inc.	104,175	543,794
Sealy Corp. (NON)	183,655	642,793
Service Corporation International	69,075	634,109
Spectrum Brands, Inc. (NON)	28,057	768,201
Talecris Biotherapeutics Holdings Corp. (NON)	28,550	568,716
TRW Automotive Holdings Corp. (NON)	19,385	554,023
Vertis Holdings, Inc. (F)	33,617	34

Total common stocks (cost $10,123,286)		$10,234,745

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.	11,043	$653,608
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	34,600	417,968
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	6,837	791,383
Great Plains Energy, Inc. $6.00 cv. pfd.	6,470	412,074
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	24,660	652,504

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	1,120	2,789

Total convertible preferred stocks (cost $3,515,474)		$2,930,326

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	8,000	$56,000
GMAC, Inc. 144A Ser. G, 7.00% pfd.	1,159	883,448

Total preferred stocks (cost $477,257)		$939,448

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	236	$18,408
Charter Communication Class A	11/30/14	46.86	37	194
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	179,400	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	432	18,492
Vertis Holdings, Inc. (F)	10/18/15	$0.01	2,656	--

Total warrants (cost $27,326)				$37,094

MORTGAGE-BACKED SECURITIES (--%)(a)(NON)
	Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040	$155,000	$10,075

Total mortgage-backed securities (cost $139,446)		$10,075

SHORT-TERM INVESTMENTS (2.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	$9,838,994	$9,838,994
U.S. Treasury Bills for an effective yield of 0.30%,
November 18, 2010	69,000	68,824
U.S. Treasury Bills for an effective yield of 0.35%,
April 1, 2010	11,000	11,000

Total short-term investments (cost $9,918,863)		$9,918,818

TOTAL INVESTMENTS

Total investments (cost $407,520,514)(b)		$419,731,590

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $6,937,807) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$6,930,903	$6,937,807	4/22/10	$6,904

Total				$6,904

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A.
Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	$--	$185,000	6/20/13	595 bp	$10,514

Total						$10,514

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	604,766	--	--

Capital goods	--	--	11

Communication services	907,733	--	--

Consumer cyclicals	2,302,399	1,099,920	36

Consumer staples	1,673,020	--	--

Energy	595,826	--	8,329

Financial	398,950	--	--

Health care	1,184,432	--	--

Utilities and power	1,459,323	--	--

Total common stocks	9,126,449	1,099,920	8,376

Convertible bonds and notes	--	11,893,744	--

Convertible preferred stocks	--	2,930,326	--

Corporate bonds and notes	510,993	354,416,611	62,765

Mortgage-backed securities	--	10,075	--

Preferred stocks	--	939,448	--

Senior loans	--	28,776,971	--

Warrants	18,408	18,686	--

Short-term investments	9,838,994	79,824	--

Totals by level	$19,494,844	$400,165,605	$71,141

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to sell	--	6,904	--

Receivable purchase agreement	--	--	906,234

Credit default contracts	--	10,514	--

Totals by level	$--	$17,418	$906,234

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$10,514	$--

Foreign exchange contracts	10,384	3,480

Total	$20,898	$3,480

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Income Fund

The fund's portfolio
3/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.6%)(a)
	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.744s, 2029	$415,528	$450,655
FRB Ser. 97-D5, Class A5, 6.498s, 2043	97,000	103,733
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	487,000	506,356
Ser. 07-2, Class A2, 5.634s, 2049	494,000	504,972
Ser. 05-6, Class A2, 5.165s, 2047	323,000	327,290
FRB Ser. 05-1, Class A5, 5.135s, 2042	54,000	56,418
Ser. 07-5, Class XW, IO, 0.434s, 2051	13,610,090	300,276
Ser. 07-1, Class XW, IO, 0.282s, 2049	6,345,511	129,885
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s, 2035	3,484,182	40,852
Ser. 04-4, Class XC, IO, 0.259s, 2042	9,749,183	153,238
Ser. 04-5, Class XC, IO, 0.21s, 2041	26,467,443	373,016
Ser. 06-5, Class XC, IO, 0.13s, 2016	39,872,768	571,923
Ser. 05-1, Class XW, IO, 0.098s, 2042	42,102,720	59,041
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.757s, 2036	55,638	31,157
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.18s, 2018	143,000	85,800
FRB Ser. 04-BBA4, Class G, 0.93s, 2018	196,000	127,400
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.23s, 2022	184,000	85,704
FRB Ser. 05-MIB1, Class J, 1.28s, 2022	582,000	314,280
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	3,512,508	356,871
Ser. 04-2, IO, 2.97s, 2034	1,643,033	54,220
Ser. 05-1A, IO, 2.87s, 2035	1,611,390	67,034
Ser. 04-3, IO, 2.87s, 2035	1,157,410	45,486
Ser. 07-1, Class S, IO, 2.47s, 2037	4,933,432	398,621
Ser. 06-4A, IO, 2.331s, 2036	723,133	53,223
Ser. 05-3A, IO, 2.15s, 2035	4,952,692	242,682
Ser. 06-2A, IO, 1.798s, 2036	997,072	60,423
FRB Ser. 05-1A, Class A1, 0.546s, 2035	377,275	279,183
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036 (F)	1,242,037	745,222
Ser. 04-9, Class 1A1, 3.618s, 2034	53,208	35,091
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.196s, 2032	412,000	343,158
Ser. 05-PWR9, Class A2, 4.735s, 2042	537,000	540,286
Ser. 05-PWR9, Class X1, IO, 0.194s, 2042	24,424,220	170,237
Ser. 04-PR3I, Class X1, IO, 0.168s, 2041	2,476,918	38,335
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.686s, 2038	7,502,573	242,033
Ser. 06-PW14, Class X1, IO, 0.142s, 2038	8,069,560	119,752
Ser. 07-PW15, Class X1, IO, 0.088s, 2044	25,155,360	177,848
Ser. 05-PW10, Class X1, IO, 0.061s, 2040	12,117,372	19,994
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	766,200	3,861
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	176,713	178,806
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030	2,005,365	2,142,123
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049	800,000	821,083
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.532s, 2036	126,158	74,433
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	10,671,379	188,417
Ser. 07-CD4, Class XC, IO, 0.086s, 2049	35,682,485	267,619
Ser. 06-CD2, Class X, IO, 0.085s, 2046	32,712,658	95,816
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	910,234
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,214,271
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	710,000	697,858
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	295,650
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	226,800
FRB Ser. 01-J2A, Class A2F, 0.73s, 2034	653,000	620,948
Ser. 03-LB1A, Class X1, IO, 0.536s, 2038	3,477,462	126,997
Ser. 05-LP5, Class XC, IO, 0.194s, 2043	17,414,396	165,560
Ser. 06-C8, Class XS, IO, 0.134s, 2046	23,163,800	238,991
Ser. 05-C6, Class XC, IO, 0.067s, 2044	22,542,051	120,858
Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,461,697	2,249,021
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.573s, 2035	26,279	18,658
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035 (F)	298,623	277,861
Ser. 04-R2, Class 1AS, IO, 5.676s, 2034	2,345,319	264,986
IFB Ser. 05-R1, Class 1AS, IO, 5.664s, 2035	2,074,763	235,129
Ser. 06-R1, Class AS, IO, 5.643s, 2036	1,723,631	186,368
Ser. 05-R3, Class AS, IO, 5.576s, 2035	6,323,144	687,642

FRB Ser. 06-R2, Class AS, IO, 5.501s, 2036	3,358,246	337,923
IFB Ser. 05-R2, Class 1AS, IO, 5.322s, 2035	5,423,323	569,728
FRB Ser. 04-R2, Class 1AF1, 0.666s, 2034 (F)	1,914,764	1,522,166
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.809s, 2039	1,846,000	1,917,098
Ser. 06-C5, Class AX, IO, 0.152s, 2039	14,912,392	216,170
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.13s, 2039	30,601,996	396,005
Ser. 07-C2, Class AX, IO, 0.11s, 2049	48,408,298	302,600
Ser. 07-C1, Class AX, IO, 0.084s, 2040	31,455,896	235,668
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.846s, 2017	286,000	151,580
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	20,453
Ser. 04-C3, Class A3, 4.302s, 2036	11,355	11,356
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.412s, 2035	13,807,284	380,689
FRB Ser. 04-TF2A, Class J, 1.18s, 2016	278,000	244,640
FRB Ser. 04-TF2A, Class H, 0.93s, 2019	278,000	269,660
Ser. 01-CK1, Class AY, IO, 0.778s, 2035	38,231,639	87,004
Ser. 04-C4, Class AX, IO, 0.402s, 2039	3,073,422	70,503
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	4,247,000	4,365,626
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	102,867	102,781
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	852,680
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,149,361
Fannie Mae
IFB Ser. 07-75, Class JS, 50.392s, 2037	267,306	476,179
IFB Ser. 06-62, Class PS, 38.424s, 2036	444,234	733,297
IFB Ser. 07-30, Class FS, 28.688s, 2037	366,661	525,524
IFB Ser. 06-49, Class SE, 28.016s, 2036	702,283	1,021,976
IFB Ser. 06-115, Class ES, 25.576s, 2036	459,686	642,614
IFB Ser. 06-8, Class HP, 23.664s, 2036	754,835	1,044,005
IFB Ser. 05-99, Class SA, 23.664s, 2035	500,434	678,072
IFB Ser. 05-74, Class DM, 23.481s, 2035	441,214	623,719
IFB Ser. 05-45, Class DC, 23.408s, 2035	611,658	838,091
IFB Ser. 05-95, Class OP, 19.595s, 2035	349,026	441,513
IFB Ser. 05-106, Class JC, 19.361s, 2035	240,120	304,277
IFB Ser. 05-83, Class QP, 16.754s, 2034	180,846	225,498
Ser. 04-T3, Class PT1, 8.934s, 2044	256,227	299,171
IFB Ser. 03-44, Class SI, IO, 7.754s, 2033	2,267,606	333,957
IFB Ser. 06-90, Class SE, IO, 7.554s, 2036	695,476	101,948
Ser. 03-W1, Class 2A, 7 1/2s, 2042	484,221	544,971
Ser. 02-T4, Class A3, 7 1/2s, 2041	93,893	106,720
Ser. 01-T3, Class A1, 7 1/2s, 2040	92,788	105,095
Ser. 01-T1, Class A1, 7 1/2s, 2040	202,789	228,927
Ser. 99-T2, Class A1, 7 1/2s, 2039	47,202	52,222
Ser. 01-W3, Class A, 7s, 2041	115,533	127,831
IFB Ser. 05-52, Class DC, IO, 6.954s, 2035	714,951	128,721
IFB Ser. 04-24, Class CS, IO, 6.904s, 2034	1,590,357	267,492
IFB Ser. 04-60, Class SW, IO, 6.804s, 2034	2,255,029	359,835
IFB Ser. 03-76, Class SB, IO, 6.804s, 2033	1,606,309	249,437
IFB Ser. 05-65, Class KI, IO, 6.754s, 2035	4,866,225	699,714
IFB Ser. 03-34, Class WS, IO, 6.754s, 2029	182,630	21,352
IFB Ser. 05-48, Class SM, IO, 6.554s, 2034	1,062,730	143,001
IFB Ser. 07-54, Class CI, IO, 6.514s, 2037	744,964	82,049
IFB Ser. 08-34, Class SM, IO, 6.504s, 2038	2,503,170	307,064
IFB Ser. 07-28, Class SE, IO, 6.504s, 2037	787,724	86,780
IFB Ser. 07-24, Class SD, IO, 6.504s, 2037	1,016,065	139,851
IFB Ser. 05-90, Class GS, IO, 6.504s, 2035	95,771	13,366
IFB Ser. 05-12, Class SC, IO, 6.504s, 2035	700,427	87,365
IFB Ser. 05-17, Class ES, IO, 6.504s, 2035	967,176	127,277
IFB Ser. 07-30, Class IE, IO, 6.494s, 2037	2,317,775	380,277
IFB Ser. 06-123, Class CI, IO, 6.494s, 2037	1,725,927	245,927
IFB Ser. 05-82, Class SY, IO, 6.484s, 2035	1,885,610	245,708
IFB Ser. 05-45, Class EW, IO, 6.474s, 2035	1,650,623	221,101
IFB Ser. 05-45, Class SR, IO, 6.474s, 2035	2,553,507	285,834
IFB Ser. 06-33, Class JS, IO, 6.454s, 2036	1,272,533	170,150
IFB Ser. 06-36, Class SP, IO, 6.454s, 2036	746,006	85,877
IFB Ser. 06-23, Class SP, IO, 6.454s, 2036	936,718	139,187
IFB Ser. 06-16, Class SM, IO, 6.454s, 2036	650,472	79,155
IFB Ser. 05-95, Class CI, IO, 6.454s, 2035	1,214,125	176,764
IFB Ser. 05-84, Class SG, IO, 6.454s, 2035	1,917,333	266,114
IFB Ser. 06-3, Class SB, IO, 6.454s, 2035	4,073,362	623,550
IFB Ser. 05-23, Class SG, IO, 6.454s, 2035	1,469,839	234,754
IFB Ser. 05-17, Class SA, IO, 6.454s, 2035	1,336,626	156,560
IFB Ser. 05-17, Class SE, IO, 6.454s, 2035	1,468,397	234,109
IFB Ser. 05-57, Class DI, IO, 6.454s, 2035	3,789,043	449,681
IFB Ser. 05-5, Class SD, IO, 6.454s, 2035	4,727,233	672,496
IFB Ser. 05-83, Class QI, IO, 6.444s, 2035	339,428	57,132
IFB Ser. 06-128, Class GS, IO, 6.434s, 2037	817,734	88,780
IFB Ser. 05-73, Class SD, IO, 6.434s, 2035	141,406	19,475
IFB Ser. 07-68, Class SA, IO, 6.404s, 2037	3,292,660	333,978
IFB Ser. 06-115, Class GI, IO, 6.394s, 2036	897,924	108,417
IFB Ser. 06-115, Class IE, IO, 6.394s, 2036	666,413	82,354
IFB Ser. 06-104, Class IM, IO, 6.374s, 2036	283,841	31,727
IFB Ser. 06-109, Class SH, IO, 6.374s, 2036	925,478	116,349
IFB Ser. 06-104, Class IC, IO, 6.354s, 2036	3,126,166	445,385
IFB Ser. 06-103, Class SB, IO, 6.354s, 2036	1,803,318	183,856
IFB Ser. 06-39, Class DS, IO, 6.354s, 2036	5,236,495	686,614
IFB Ser. 06-8, Class JH, IO, 6.354s, 2036	3,170,515	459,091
IFB Ser. 09-12, Class CI, IO, 6.354s, 2036	3,822,157	540,262
IFB Ser. 05-122, Class SG, IO, 6.354s, 2035	661,339	87,958

IFB Ser. 05-122, Class SW, IO, 6.354s, 2035	871,252	117,305
IFB Ser. 06-92, Class JI, IO, 6.334s, 2036	702,786	91,758
IFB Ser. 06-60, Class YI, IO, 6.324s, 2036	966,186	152,725
IFB Ser. 06-42, Class TI, IO, 6.324s, 2036	5,797,058	764,690
IFB Ser. 06-86, Class SB, IO, 6.304s, 2036	2,661,319	384,773
IFB Ser. 09-12, Class AI, IO, 6.254s, 2037	3,314,135	449,264
IFB Ser. 10-2, Class TS, IO, 6.254s, 2027	621,559	79,038
IFB Ser. 07-15, Class NI, IO, 6.254s, 2022	1,202,648	132,054
IFB Ser. 09-70, Class SI, IO, 6.204s, 2036	3,112,171	314,423
IFB Ser. 07-30, Class LI, IO, 6.194s, 2037	2,736,039	353,496
IFB Ser. 07-89, Class SA, IO, 6.184s, 2037	2,817,762	346,866
IFB Ser. 06-82, Class SI, IO, 6.184s, 2036	3,219,531	384,798
IFB Ser. 07-54, Class IA, IO, 6.164s, 2037	966,043	98,177
IFB Ser. 07-54, Class IB, IO, 6.164s, 2037	966,043	98,177
IFB Ser. 07-54, Class IC, IO, 6.164s, 2037	966,043	98,177
IFB Ser. 07-54, Class ID, IO, 6.164s, 2037	966,043	98,177
IFB Ser. 07-54, Class IF, IO, 6.164s, 2037	1,437,489	185,206
IFB Ser. 07-54, Class UI, IO, 6.164s, 2037	1,186,173	160,774
IFB Ser. 07-15, Class CI, IO, 6.134s, 2037	3,223,048	415,870
IFB Ser. 06-115, Class JI, IO, 6.134s, 2036	2,292,043	305,346
IFB Ser. 09-43, Class SB, IO, 6.084s, 2039	159,986	18,238
IFB Ser. 06-123, Class LI, IO, 6.074s, 2037	1,552,693	198,279
IFB Ser. 10-2, Class SD, IO, 6.054s, 2040	1,500,768	176,076
IFB Ser. 08-11, Class SC, IO, 6.034s, 2038 (F)	113,443	14,746
IFB Ser. 10-2, Class MS, IO, 6.004s, 2050	1,283,666	139,789
IFB Ser. 09-111, Class SE, IO, 6.004s, 2040	2,963,595	254,573
IFB Ser. 10-26, Class S, IO, 5.984s, 2036	495,503	53,960
IFB Ser. 09-71, Class XS, IO, 5.954s, 2036	23,638,837	2,718,324
IFB Ser. 09-87, Class HS, IO, 5.904s, 2039	91,658	9,253
IFB Ser. 09-91, Class S, IO, 5.904s, 2039	2,054,511	191,326
IFB Ser. 07-39, Class AI, IO, 5.874s, 2037	1,673,691	194,818
IFB Ser. 07-32, Class SD, IO, 5.864s, 2037	1,174,758	134,907
IFB Ser. 07-30, Class UI, IO, 5.854s, 2037	956,580	112,466
IFB Ser. 07-1, Class CI, IO, 5.854s, 2037	1,077,080	105,613
IFB Ser. 07-3, Class SH, IO, 5.824s, 2037	539,179	54,910
Ser. 06-W3, Class 1AS, IO, 5.767s, 2046	3,751,262	439,532
IFB Ser. 05-58, Class IK, IO, 5.754s, 2035	1,702,607	244,029
IFB Ser. 07-75, Class ID, IO, 5.624s, 2037	953,569	85,255
Ser. 383, Class 18, IO, 5 1/2s, 2038	368,967	64,368
Ser. 383, Class 19, IO, 5 1/2s, 2038	334,986	58,439
Ser. 386, Class 3, IO, 5 1/2s, 2037	3,516,130	573,481
Ser. 383, Class 6, IO, 5 1/2s, 2037	281,881	47,040
Ser. 383, Class 7, IO, 5 1/2s, 2037	278,186	48,003
Ser. 385, Class 10, IO, 5 1/2s, 2037	12,083,619	1,975,510
Ser. 383, Class 20, IO, 5 1/2s, 2037	214,885	37,654
IFB Ser. 09-3, Class SE, IO, 5.254s, 2037	1,355,627	138,071
Ser. 385, Class 3, IO, 5s, 2038	305,024	48,734
IFB Ser. 05-W2, Class A2, IO, 4.964s, 2035	1,198,121	108,184
Ser. 09-86, Class UI, IO, 4s, 2014	20,631,563	1,564,491
Ser. 03-W12, Class 2, IO, 2.221s, 2043	1,940,986	160,550
Ser. 03-W10, Class 3, IO, 1.857s, 2043	1,792,070	127,254
Ser. 03-W10, Class 1, IO, 1.78s, 2043	4,461,070	293,429
Ser. 03-W8, Class 12, IO, 1.638s, 2042	8,282,433	517,128
Ser. 03-W17, Class 12, IO, 1.14s, 2033	2,507,180	109,689
Ser. 03-T2, Class 2, IO, 0.81s, 2042	12,558,065	364,856
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	1,213,568	30,496
Ser. 03-W6, Class 51, IO, 0.666s, 2042	3,490,603	82,759
Ser. 01-T12, Class IO, 0.565s, 2041	6,551,311	142,130
Ser. 03-W2, Class 1, IO, 0.467s, 2042	6,506,690	73,598
Ser. 03-W3, Class 1, IO, 0.442s, 2042	11,761,621	176,464
Ser. 02-T1, Class IO, IO, 0.423s, 2031	5,587,528	73,713
Ser. 03-W6, Class 3, IO, 0.368s, 2042	4,889,532	65,023
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,183,288	66,447
Ser. 03-W4, Class 3A, IO, 0.139s, 2042	5,155,743	34,558
Ser. 07-64, Class LO, PO, zero %, 2037	404,426	387,998
Ser. 06-56, Class XF, zero %, 2036	59,149	45,785
FRB Ser. 06-115, Class SN, zero %, 2036	355,488	340,638
FRB Ser. 06-104, Class EK, zero %, 2036	51,580	48,511
FRB Ser. 05-117, Class GF, zero %, 2036	59,374	59,003
FRB Ser. 05-57, Class UL, zero %, 2035	102,627	101,697
FRB Ser. 05-51, Class FV, zero %, 2035	158,711	146,695
FRB Ser. 05-36, Class QA, zero %, 2035	69,788	56,267
FRB Ser. 05-65, Class CU, zero %, 2034	15,498	15,299
FRB Ser. 06-1, Class HF, zero %, 2032	25,871	22,276
IFB Ser. 09-86, Class SA, IO, zero %, 2039	27,508,751	248,404
IFB Ser. 06-75, Class FY, zero %, 2036	72,745	71,714
IFB Ser. 06-48, Class FG, zero %, 2036	220,978	201,922
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	69,467	78,476
IFB Ser. T-56, Class 2ASI, IO, 7.854s, 2043	587,233	98,659
Ser. T-51, Class 2A, 7 1/2s, 2042	363,358	407,870
IFB Ser. T-56, Class 3ASI, IO, 7.254s, 2043	245,180	39,566
Ser. T-56, Class A, IO, 0.524s, 2043	3,313,229	65,760
Ser. T-56, Class 1, IO, 0.13s, 2043	4,536,276	35,025
Ser. T-56, Class 2, IO, 0.01s, 2043	4,143,555	357
Ser. T-56, Class 3, IO, 0.008s, 2043	3,417,318	27,469
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.678s, 2033	11,775,351	87,696
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,265,049
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	369,408

First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,408,950
Freddie Mac
IFB Ser. 3182, Class PS, 27.68s, 2032	663,125	951,098
IFB Ser. 3211, Class SI, IO, 26.698s, 2036	73,231	46,210
IFB Ser. 3408, Class EK, 24.868s, 2037	591,439	803,063
IFB Ser. 2976, Class KL, 23.54s, 2035	795,503	1,089,124
IFB Ser. 2979, Class AS, 23.43s, 2034	185,929	246,279
IFB Ser. 3065, Class DC, 19.17s, 2035	747,447	950,543
IFB Ser. 2990, Class LB, 16.358s, 2034	825,193	995,149
IFB Ser. 3489, Class SD, IO, 7.57s, 2032	1,116,228	189,580
IFB Ser. 3184, Class SP, IO, 7.12s, 2033	1,100,138	112,244
IFB Ser. 3110, Class SP, IO, 7.07s, 2035	1,762,538	307,316
IFB Ser. 3156, Class PS, IO, 7.02s, 2036	1,366,060	232,585
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,012,258	175,066
IFB Ser. 3119, Class PI, IO, 6.97s, 2036	937,301	167,974
IFB Ser. 2882, Class NS, IO, 6.97s, 2034	823,860	114,319
IFB Ser. 3308, Class S, IO, 6.97s, 2032	6,850,335	998,642
IFB Ser. 3149, Class SE, IO, 6.92s, 2036	902,762	160,935
IFB Ser. 3157, Class SA, IO, 6.92s, 2036	2,393,464	424,242
IFB Ser. 3203, Class SH, IO, 6.91s, 2036	644,329	80,291
IFB Ser. 3208, Class PS, IO, 6.87s, 2036	6,385,436	1,087,262
IFB Ser. 2835, Class AI, IO, 6.87s, 2034	634,057	106,763
IFB Ser. 2815, Class PT, IO, 6.82s, 2032	1,194,563	163,419
IFB Ser. 2828, Class TI, IO, 6.82s, 2030	555,929	73,091
IFB Ser. 3249, Class SI, IO, 6.52s, 2036	521,641	73,595
IFB Ser. 3028, Class ES, IO, 6.52s, 2035	1,872,841	263,840
IFB Ser. 2922, Class SE, IO, 6.52s, 2035	1,329,798	190,154
IFB Ser. 2981, Class AS, IO, 6.49s, 2035	944,215	127,073
IFB Ser. 3287, Class SE, IO, 6.47s, 2037 (F)	2,906,134	435,455
IFB Ser. 3122, Class DS, IO, 6.47s, 2036	1,022,280	123,239
IFB Ser. 3123, Class LI, IO, 6.47s, 2036	1,427,323	226,859
IFB Ser. 3117, Class SI, IO, 6.47s, 2036	1,930,991	290,554
IFB Ser. 3107, Class DC, IO, 6.47s, 2035	1,558,386	229,726
IFB Ser. 3001, Class IH, IO, 6.47s, 2035	158,689	23,979
IFB Ser. 2950, Class SM, IO, 6.47s, 2016	1,578,502	199,757
IFB Ser. 3256, Class S, IO, 6.46s, 2036	1,186,545	160,414
IFB Ser. 3031, Class BI, IO, 6.46s, 2035	649,060	109,486
IFB Ser. 3249, Class SM, IO, 6.42s, 2036	2,014,975	296,000
IFB Ser. 3240, Class SM, IO, 6.42s, 2036	1,977,731	273,224
IFB Ser. 3147, Class SD, IO, 6.42s, 2036	3,433,492	430,066
IFB Ser. 3398, Class SI, IO, 6.42s, 2036	2,651,141	347,909
IFB Ser. 3196, Class SA, IO, 6.42s, 2032	4,218,223	513,822
IFB Ser. 3128, Class JI, IO, 6.4s, 2036	1,995,514	275,221
IFB Ser. 2990, Class LI, IO, 6.4s, 2034	1,275,037	206,020
IFB Ser. 3240, Class S, IO, 6.39s, 2036	2,435,656	347,203
IFB Ser. 3229, Class BI, IO, 6.39s, 2036	220,078	25,709
IFB Ser. 3065, Class DI, IO, 6.39s, 2035	493,674	75,054
IFB Ser. 3210, Class SA, IO, 6.37s, 2036	54,918	6,502
IFB Ser. 3145, Class GI, IO, 6.37s, 2036	1,733,002	248,357
IFB Ser. 3114, Class GI, IO, 6.37s, 2036	718,046	104,916
IFB Ser. 3114, Class IP, IO, 6.37s, 2036	909,721	126,724
IFB Ser. 3510, Class IB, IO, 6.37s, 2036	1,196,137	195,162
IFB Ser. 2650, Class SK, IO, 6.37s, 2032	4,635,115	536,236
IFB Ser. 3153, Class UI, IO, 6.34s, 2036	695,591	98,034
IFB Ser. 3153, Class QI, IO, 6.32s, 2036	611,031	97,673
IFB Ser. 3346, Class SC, IO, 6.32s, 2033	6,015,513	864,369
IFB Ser. 3349, Class AS, IO, 6.27s, 2037	6,453,552	893,236
IFB Ser. 3510, Class IA, IO, 6.27s, 2037	2,029,357	267,895
IFB Ser. 3238, Class LI, IO, 6.26s, 2036	135,736	18,585
IFB Ser. 3171, Class PS, IO, 6.255s, 2036	1,168,236	145,901
IFB Ser. 3171, Class ST, IO, 6.255s, 2036	2,455,157	311,559
IFB Ser. 3510, Class CI, IO, 6 1/4s, 2037	2,921,672	399,626
IFB Ser. 3510, Class DI, IO, 6 1/4s, 2035	1,866,480	265,358
IFB Ser. 3181, Class PS, IO, 6.24s, 2036	784,168	112,097
IFB Ser. 3308, Class SA, IO, 6.22s, 2037	1,664,985	216,415
IFB Ser. 3199, Class S, IO, 6.22s, 2036	758,333	105,416
IFB Ser. 3281, Class AI, IO, 6.2s, 2037	2,628,273	358,076
IFB Ser. 3311, Class IA, IO, 6.18s, 2037	1,296,547	175,980
IFB Ser. 3311, Class IB, IO, 6.18s, 2037	1,296,547	175,980
IFB Ser. 3311, Class IC, IO, 6.18s, 2037	1,296,547	175,980
IFB Ser. 3311, Class ID, IO, 6.18s, 2037	1,296,547	175,980
IFB Ser. 3311, Class IE, IO, 6.18s, 2037	1,849,517	251,035
IFB Ser. 3240, Class GS, IO, 6.15s, 2036	1,541,529	205,178
IFB Ser. 3424, Class TI, IO, 6.15s, 2035	6,481,907	749,179
IFB Ser. 3598, Class SA, IO, 6.12s, 2039	1,415,668	189,841
IFB Ser. 3621, Class CS, IO, 6.12s, 2037	1,256,451	137,196
IFB Ser. 3257, Class SI, IO, 6.09s, 2036	666,125	80,160
IFB Ser. 3225, Class JY, IO, 6.06s, 2036	2,873,670	377,974
IFB Ser. 3339, Class TI, IO, 5.91s, 2037	1,371,153	170,777
IFB Ser. 3284, Class CI, IO, 5.89s, 2037	2,397,903	300,481
IFB Ser. 3531, Class SM, IO, 5.87s, 2039	4,381,165	436,581
IFB Ser. 3476, Class S, IO, 5.87s, 2038	131,285	12,253
IFB Ser. 3510, Class IC, IO, 5.85s, 2037	2,258,204	281,892
IFB Ser. 3309, Class SG, IO, 5.84s, 2037	2,593,518	289,696
IFB Ser. 2965, Class SA, IO, 5.82s, 2032	970,823	119,887
IFB Ser. 3451, Class S, IO, 5.8s, 2037	12,525,974	1,254,852
IFB Ser. 3549, Class SA, IO, 5.57s, 2039	4,710,969	452,724
IFB Ser. 3424, Class UI, IO, 5.53s, 2037	202,183	21,690
Ser. 3645, Class ID, IO, 5s, 2040	355,000	63,236
Ser. 3632, Class CI, IO, 5s, 2038	472,158	88,747
Ser. 3626, Class DI, IO, 5s, 2037	370,726	57,103
Ser. 3623, Class CI, IO, 5s, 2036	332,469	49,295

Ser. 3369, Class BO, PO, zero %, 2037	58,827	48,118
Ser. 3327, Class IF, IO, zero %, 2037	139,951	4,097
Ser. 3391, PO, zero %, 2037	103,984	84,979
Ser. 3300, PO, zero %, 2037	444,728	371,749
Ser. 3175, Class MO, PO, zero %, 2036	86,179	69,777
Ser. 3210, PO, zero %, 2036	52,910	43,945
Ser. 3084, PO, zero %, 2035	8,492	8,456
Ser. 2587, Class CO, PO, zero %, 2032	340,253	317,602
FRB Ser. 3349, Class DO, zero %, 2037	70,223	69,125
FRB Ser. 3326, Class XF, zero %, 2037	31,043	29,988
FRB Ser. 3326, Class YF, zero %, 2037	195,521	189,073
FRB Ser. 3263, Class TA, zero %, 2037	51,482	49,679
FRB Ser. 3231, Class X, zero %, 2036	14,646	14,466
FRB Ser. 3147, Class SF, zero %, 2036	188,675	167,075
FRB Ser. 3117, Class AF, zero %, 2036	45,452	39,188
FRB Ser. 3047, Class BD, zero %, 2035	81,767	65,219
FRB Ser. 3326, Class WF, zero %, 2035	348,441	325,449
FRB Ser. 3033, Class YF, zero %, 2035	87,134	78,272
FRB Ser. 3036, Class AS, zero %, 2035	57,921	41,122
FRB Ser. 3251, Class TP, zero %, 2035	70,960	59,114
FRB Ser. 3003, Class XF, zero %, 2035	550,967	514,682
FRB Ser. 2963, Class TW, zero %, 2035	34,520	33,736
FRB Ser. 2947, Class GF, zero %, 2034	78,275	69,886
FRB Ser. 3006, Class TE, zero %, 2034	55,204	54,015
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.129s, 2043	27,859,064	208,628
Ser. 05-C3, Class XC, IO, 0.098s, 2045	90,125,840	358,894
Ser. 07-C1, Class XC, IO, 0.094s, 2049	73,058,284	405,817
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.112s, 2029	2,548,244	121,446
Ser. 05-C1, Class X1, IO, 0.357s, 2043	29,368,870	350,297
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	282,988	217,901
Ser. 06-C1, Class XC, IO, 0.073s, 2045	64,148,447	283,712
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.76s, 2032	100,000	17,664
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	84,769	22,272
IFB Ser. 08-47, Class S, IO, 7.47s, 2038	1,021,292	135,117
IFB Ser. 02-66, Class SA, IO, 7.42s, 2025	2,166,755	353,333
IFB Ser. 09-79, Class AI, IO, 7.16s, 2039	92,038	10,915
IFB Ser. 05-68, Class PU, IO, 7.06s, 2032	137,851	21,109
IFB Ser. 05-68, Class SN, IO, 6.97s, 2034	280,422	35,252
IFB Ser. 09-77, Class CS, IO, 6.77s, 2038	2,620,945	354,388
IFB Ser. 04-96, Class KS, IO, 6.76s, 2034	139,080	21,349
IFB Ser. 06-16, Class GS, IO, 6 3/4s, 2036	584,902	76,967
IFB Ser. 04-5, Class PS, IO, 6.71s, 2033	1,982,000	319,399
IFB Ser. 09-106, Class XN, IO, 6.66s, 2035	865,593	52,896
IFB Ser. 09-66, Class XS, IO, 6.57s, 2039	16,834,318	2,204,645
IFB Ser. 07-26, Class SL, IO, 6.57s, 2037	60,448	8,730
IFB Ser. 09-106, Class XI, IO, 6.56s, 2037	4,608,056	556,377
IFB Ser. 07-22, Class S, IO, 6.56s, 2037	832,837	92,569
IFB Ser. 09-61, Class ES, IO, 6.51s, 2039	183,031	18,938
IFB Ser. 09-106, Class XL, IO, 6.51s, 2037	909,164	104,472
IFB Ser. 04-104, Class IS, IO, 6.51s, 2034	91,180	11,303
IFB Ser. 09-87, Class IG, IO, 6 1/2s, 2037	3,675,369	520,763
IFB Ser. 09-61, Class SA, IO, 6.46s, 2039	4,761,572	604,910
IFB Ser. 07-37, Class SU, IO, 6.46s, 2037	134,477	18,087
IFB Ser. 07-37, Class YS, IO, 6.44s, 2037	219,714	27,970
IFB Ser. 07-59, Class PS, IO, 6.43s, 2037	580,347	51,838
IFB Ser. 07-68, Class PI, IO, 6.41s, 2037	746,843	64,472
IFB Ser. 07-16, Class PU, IO, 6.41s, 2037	68,870	8,843
IFB Ser. 10-14, Class SE, IO, 6.4s, 2033	94,974	9,137
IFB Ser. 09-106, Class LP, IO, 6.37s, 2036	380,130	45,083
IFB Ser. 09-106, Class CM, IO, 6.37s, 2034	372,159	48,597
IFB Ser. 08-6, Class TI, IO, 6.37s, 2032	262,727	25,952
IFB Ser. 04-34, Class SA, IO, 6.36s, 2034	1,268,215	171,108
IFB Ser. 09-87, Class SK, IO, 6.36s, 2032	1,772,215	191,187
IFB Ser. 07-17, Class AI, IO, 6.32s, 2037	3,008,640	417,058
IFB Ser. 09-13, Class SD, IO, 6.32s, 2033	3,405,634	334,542
IFB Ser. 08-7, Class SA, IO, 6.28s, 2038	17,316,877	1,750,044
IFB Ser. 08-6, Class SA, IO, 6.27s, 2038	933,230	95,264
IFB Ser. 07-24, Class SA, IO, 6.27s, 2037	10,336,430	1,236,917
IFB Ser. 08-9, Class SA, IO, 6.26s, 2038	10,151,423	1,034,633
IFB Ser. 09-106, Class LS, IO, 6.26s, 2037	1,043,817	105,593
IFB Ser. 08-12, Class SA, IO, 6.24s, 2038	16,783,261	1,628,983
IFB Ser. 07-36, Class SG, IO, 6.23s, 2037	28,539,116	2,888,444
IFB Ser. 10-14, Class SX, IO, 6.22s, 2040	7,134,500	946,320
IFB Ser. 07-35, Class KY, IO, 6.22s, 2037	93,239	9,517
IFB Ser. 09-10, Class ST, IO, 6.22s, 2034	5,206,307	548,380
IFB Ser. 09-102, Class SM, IO, 6.17s, 2039	1,746,679	183,947
IFB Ser. 09-35, Class SP, IO, 6.17s, 2037	3,802,042	474,685
IFB Ser. 09-32, Class AS, IO, 6.16s, 2039	8,929,114	1,032,429
IFB Ser. 05-65, Class SI, IO, 6.11s, 2035	1,107,092	126,784
IFB Ser. 07-17, Class IC, IO, 6.02s, 2037	1,603,740	216,874
IFB Ser. 06-10, Class SL, IO, 6.02s, 2036	7,758,693	883,017
IFB Ser. 09-61, Class WQ, IO, 6.02s, 2035	4,192,820	578,441
IFB Ser. 07-17, Class IB, IO, 6.01s, 2037	630,069	82,690
IFB Ser. 09-106, Class SD, IO, 6.01s, 2036	4,535,231	508,853
IFB Ser. 09-92, Class SC, IO, 5.97s, 2039	8,518,564	781,621
IFB Ser. 09-76, Class CS, IO, 5.97s, 2039	14,435,373	1,787,448
IFB Ser. 07-25, Class KS, IO, 5.97s, 2037	320,455	30,072
IFB Ser. 09-106, Class SU, IO, 5.96s, 2037	3,877,078	378,209
IFB Ser. 07-18, Class SD, IO, 5.96s, 2037	6,097,679	603,670

IFB Ser. 07-7, Class JI, IO, 5.96s, 2037	1,693,574	187,479
IFB Ser. 05-35, Class SA, IO, 5.96s, 2035	632,266	71,358
IFB Ser. 05-35, Class SB, IO, 5.96s, 2035	486,068	55,650
IFB Ser. 07-31, Class AI, IO, 5.95s, 2037	965,339	120,889
IFB Ser. 07-43, Class SC, IO, 5.87s, 2037	806,802	92,509
IFB Ser. 09-32, Class XS, IO, 5.86s, 2039	4,794,977	514,711
IFB Ser. 09-58, Class SG, IO, 5.86s, 2039	5,123,399	493,588
IFB Ser. 09-106, Class SL, IO, 5.86s, 2036	383,656	43,932
IFB Ser. 09-87, Class TS, IO, 5.86s, 2035	5,193,471	629,293
IFB Ser. 04-83, Class CS, IO, 5.84s, 2034	216,624	25,438
IFB Ser. 09-53, Class SA, IO, 5.81s, 2039	5,347,670	486,103
IFB Ser. 09-106, Class ST, IO, 5.76s, 2038	1,369,454	146,477
Ser. 09-55, Class LI, IO, 5 1/2s, 2038	352,265	56,362
IFB Ser. 09-87, Class WT, IO, 0.186s, 2035	5,164,638	19,626
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	802,987	2,979
Ser. 06-36, Class OD, PO, zero %, 2036	35,909	31,516
FRB Ser. 07-73, Class KI, IO, zero %, 2037	1,480,381	21,165
FRB Ser. 07-73, Class KM, zero %, 2037	147,859	138,212
FRB Ser. 07-35, Class UF, zero %, 2037	44,811	43,901
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,341,449	1,364,839
Ser. 05-GG5, Class XC, IO, 0.083s, 2037	138,021,818	401,022
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	928,000	955,125
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,260,841
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	41,698
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	499,124	502,243
FRB Ser. 07-EOP, Class J, 1.078s, 2020	171,000	141,053
Ser. 06-GG8, Class X, IO, 0.648s, 2039	19,774,873	519,666
Ser. 03-C1, Class X1, IO, 0.278s, 2040	8,117,095	157,025
Ser. 04-C1, Class X1, IO, 0.274s, 2028	9,485,185	36,219
Ser. 06-GG6, Class XC, IO, 0.051s, 2038	65,510,885	137,704
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	98,474	90,842
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	339,633	312,516
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	261,127	237,746
FRB Ser. 05-RP2, Class 1AF, 0.596s, 2035 (F)	998,559	818,814
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	294,160	279,597
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	329,871	313,544
IFB Ser. 04-4, Class 1AS, IO, 5.722s, 2034	4,755,364	558,755
Ser. 05-RP3, Class 1AS, IO, 5.615s, 2035	8,689,901	1,026,258
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
3.238s, 2035 (F)	523,134	421,123
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	100,429	10
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.984s, 2037	1,222,964	739,893
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.356s, 2037	1,300,703	702,380
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.48s, 2036 (F)	1,478,254	842,605
FRB Ser. 07-AR11, Class 1A1, 5.041s, 2037 (F)	1,213,552	667,453
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	388,310
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	7,987,000	8,076,466
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,439,420
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	885,000	908,890
FRB Ser. 04-PNC1, Class A4, 5.389s, 2041	16,000	16,520
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	42,398
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	40,233
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	635,266
Ser. 06-LDP8, Class X, IO, 0.572s, 2045	26,181,586	633,652
Ser. 06-CB17, Class X, IO, 0.511s, 2043	17,462,791	443,267
Ser. 06-LDP9, Class X, IO, 0.452s, 2047	4,064,227	86,755
Ser. 06-CB16, Class X1, IO, 0.447s, 2045	15,931,324	199,011
Ser. 07-LDPX, Class X, IO, 0.346s, 2049	21,878,865	334,889
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	463,143
Ser. 03-ML1A, Class X1, IO, 0.612s, 2039	14,688,419	474,687
Ser. 07-CB20, Class X1, IO, 0.136s, 2051	35,092,441	419,990
Ser. 05-CB12, Class X1, IO, 0.128s, 2037	21,501,298	174,554
Ser. 06-LDP6, Class X1, IO, 0.063s, 2043	43,767,560	170,273
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	259,635
Ser. 99-C1, Class G, 6.41s, 2031	337,198	199,485
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	516,000	537,283
Ser. 98-C4, Class G, 5.6s, 2035	260,000	265,200
Ser. 98-C4, Class H, 5.6s, 2035	441,000	286,650
LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class A2, 5.318s, 2040	2,440,000	2,487,330
Ser. 07-C2, Class XW, IO, 0.545s, 2040	4,707,800	124,895
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.716s, 2038	22,848,488	721,080
Ser. 03-C5, Class XCL, IO, 0.395s, 2037	6,196,091	107,337
Ser. 05-C3, Class XCL, IO, 0.291s, 2040	48,521,623	932,251
Ser. 05-C2, Class XCL, IO, 0 1/4s, 2040	108,340,849	881,374
Ser. 05-C5, Class XCL, IO, 0.202s, 2020	51,636,370	619,812
Ser. 05-C7, Class XCL, IO, 0.164s, 2040	62,994,790	460,177
Ser. 06-C7, Class XCL, IO, 0.152s, 2038	35,123,342	515,930
Ser. 06-C1, Class XCL, IO, 0.148s, 2041	66,684,847	585,019

Ser. 07-C2, Class XCL, IO, 0.087s, 2040	75,802,744	822,308
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.18s, 2017	377,000	309,252
FRB Ser. 05-LLFA, Class J, 1.03s, 2018	173,000	114,428
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 3.759s, 2034	44,277	31,885
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035 (F)	244,466	232,363
Ser. 05-1, Class 1A4, 7 1/2s, 2034 (F)	434,172	412,682
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.867s, 2027	1,500,707	1,184,452
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.174s, 2049	37,663,034	445,196
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.73s, 2022	408,848	350,587
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.414s, 2030	283,000	284,382
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	1,322,785	1,024,052
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050	640,000	643,987
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	41,259
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	40,576
Ser. 05-MCP1, Class XC, IO, 0.259s, 2043	26,876,697	271,000
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.422s, 2039	5,446,757	118,647
Ser. 05-LC1, Class X, IO, 0.099s, 2044	14,797,720	90,771
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	1,790,000	1,772,270
FRB Ser. 07-8, Class A2, 5.92s, 2049	759,000	806,926
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.411s, 2037	1,157,498	112,856
Ser. 04-C2, Class X, IO, 5.35s, 2040	1,055,016	89,676
Ser. 05-C3, Class X, IO, 4.385s, 2044	1,163,634	93,091
Ser. 06-C4, Class X, IO, 4.321s, 2016	3,454,265	276,341
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.469s, 2043	4,541,608	113,041
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043 (F)	553,000	581,526
Ser. 06-T21, Class A2, 5.09s, 2052	1,237,000	1,253,091
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,207,000	1,212,252
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	280,450
Ser. 04-RR, Class F6, 6s, 2039	820,000	127,100
Ser. 05-HQ5, Class X1, IO, 0.088s, 2042	7,736,794	40,541
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.736s, 2035	1,408,780	862,878
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.092s, 2030	470,000	498,200
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
4.175s, 2035 (F)	163,493	150,498
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034 (F)	137,802	125,466
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,689,421
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	51,500
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	449,373	323,549
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.972s, 2036	8,623,300	296,426
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	336,000	268,800
Ser. 03-1A, Class M, 5s, 2018	228,000	148,200
Ser. 04-1A, Class L, 5s, 2018	150,000	97,500
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037 (F)	3,239,569	2,154,314
FRB Ser. 05-18, Class 6A1, 5.021s, 2035 (F)	669,712	502,284
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.579s, 2034 (F)	253,964	210,774
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.003s, 2037	16,007,877	1,978,956
Ser. 07-4, Class 1A4, IO, 1s, 2037	16,937,333	592,457
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.398s, 2037	4,004,625	406,191
Ser. 06-RF4, Class 1A, IO, 5.219s, 2036	2,200,244	228,327
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	1,405,000	1,449,849
FRB Ser. 07-C32, Class A2, 5.735s, 2049	2,275,000	2,352,333
Ser. 07-C31, Class A3, 5.483s, 2047	644,000	652,639
Ser. 07-C31, Class A2, 5.421s, 2047	3,596,000	3,699,738
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,738,762
Ser. 06-C29, IO, 0 3/8s, 2048	36,295,563	692,156
Ser. 07-C34, IO, 0.353s, 2046	9,375,946	176,362
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.53s, 2018	313,000	156,500
Ser. 03-C3, Class IOI, IO, 1.105s, 2035	6,158,638	152,554
Ser. 07-C31, IO, 0.259s, 2047	57,661,017	750,170
Ser. 06-C27, Class XC, IO, 0.129s, 2045	18,205,201	160,570
Ser. 06-C23, Class XC, IO, 0.057s, 2045	38,401,258	204,295
Ser. 06-C26, Class XC, IO, 0.051s, 2045	14,469,187	41,237
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	73,000	20,538
Ser. 06-SL1, Class X, IO, 0.933s, 2043	2,979,181	100,815

Ser. 07-SL2, Class X, IO, 0.849s, 2049	5,765,053	165,803
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.169s, 2031	572,000	417,560

Total mortgage-backed securities (cost $171,640,217)		$209,879,583

CORPORATE BONDS AND NOTES (27.3%)(a)
	Principal amount	Value

Basic materials (1.7%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$160,000	$159,726
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	23,000	26,761
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	380,000	482,289
Dow Chemical Co. (The) notes 9.4s, 2039	305,000	408,834
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	404,000	461,203
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	585,000	707,698
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	467,000	505,585
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	619,000	687,090
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	106,000	116,070
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	425,000	446,250
Holcim, Ltd. 144A company guaranty 6s, 2019
(Switzerland)	215,000	223,276
International Paper Co. bonds 7.95s, 2018	492,000	574,824
International Paper Co. sr. unsec. notes 9 3/8s, 2019	652,000	813,370
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	585,000	641,706
Nalco Co. 144A sr. notes 8 1/4s, 2017	89,000	94,563
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	270,000	346,526
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	280,000	304,302
Sealed Air Corp. 144A notes 5 5/8s, 2013	428,000	452,315
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	235,000	255,169
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	75,000	91,875
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	111,000	132,090
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	93,000	110,205
Westvaco Corp. unsec. notes 7 1/2s, 2027	60,000	58,351
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	318,221
		8,418,299

Capital goods (0.7%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	435,000	474,150
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	33,000	35,063
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	275,000	281,875
GE Capital Trust I unsec. sub. bonds FRB Ser. *,
6 3/8s, 2067	565,000	527,569
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	240,000	246,300
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	185,000	188,238
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	338,000	391,616
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	205,000	218,591
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	210,000	215,071
Thomas & Betts Corp. sr. unsec. unsub. notes 5 5/8s,
2021	225,000	227,659
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	245,000	261,309
United Technologies Corp. sr. unsec. notes 4 1/2s, 2020	115,000	115,397
		3,182,838

Communication services (2.5%)
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	564,338
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	545,000	613,125
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	260,000	335,715
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	138,014
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	512,189
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	557,887
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	483,825
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	221,773
Cox Communications, Inc. notes 7 1/8s, 2012	135,000	150,884
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	302,032
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	133,487
France Telecom notes 8 1/2s, 2031 (France)	85,000	112,748
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020	275,000	277,063
Frontier Communications Corp. 144A sr. notes 7 7/8s,
2015	85,000	87,338

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	238,875
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	334,440
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	527,139
TCI Communications, Inc. company guaranty 7 7/8s, 2026	795,000	911,245
TCI Communications, Inc. debs. 9.8s, 2012	670,000	760,079
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	153,533
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	640,801
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	40,000	44,716
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	260,000	300,111
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	125,000	131,126
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	230,000	266,530
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	90,000	112,675
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,036,683
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	45,406
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	449,180
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	268,255
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	985,000	1,076,449
		11,787,661

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	310,168
		310,168

Consumer cyclicals (1.8%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	208,000	218,920
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	175,000	194,012
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	830,000	903,651
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	35,000	36,892
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
notes 6.35s, 2040	270,000	268,019
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	660,000	686,854
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	180,000	179,744
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	320,000	330,691
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	682,000	731,445
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	215,000	224,138
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	502,269
News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	308,205
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	105,000	119,329
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	715,000	716,801
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	297,618
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	261,000	306,023
QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	221,375
Target Corp. bonds 6 1/2s, 2037	690,000	750,886
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	5,000	6,102
Time Warner, Inc. debs. 9.15s, 2023	325,000	422,021
Time Warner, Inc. debs. 9 1/8s, 2013	340,000	397,216
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	555,000	611,633
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	138,758
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	80,000	92,843
		8,665,445

Consumer staples (2.6%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	285,000	346,313
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	245,000	286,192
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	806,000	1,039,429
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 5s, 2020	365,000	366,124
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	479,000	569,714
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	451,355
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	118,000	121,669
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	790,000	746,550

CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	798,328	887,756
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	565,000	612,172
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	270,000	292,156
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	685,000	685,824
General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	91,011
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	275,000	312,002
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	319,884
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	1,616,000	1,664,623
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,852
Kroger Co. company guaranty 6.4s, 2017	200,000	222,354
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	238,483
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	372,826
McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	144,376
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	515,739
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	550,000	579,670
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	253,213
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	260,000	308,750
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	555,000	637,688
		12,087,725

Energy (1.3%)
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	100,000	98,177
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	437,850
Devon Energy Corp. sr. notes 6.3s, 2019	155,000	173,006
El Paso Pipeline Partners Operating Co., LLC company
guaranty sr. unsec. notes 6 1/2s, 2020	230,000	230,863
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	120,000	133,842
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	166,354
Forest Oil Corp. sr. notes 8s, 2011	250,000	263,750
Kerr-McGee Corp. sec. notes 6.95s, 2024	295,000	328,145
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	94,756
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	280,000	301,740
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	284,900
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	121,000	124,328
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	265,000	301,153
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	325,000
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	536,651
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	97,496
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	123,507
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	185,000	183,824
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019	405,000	512,474
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	195,000	207,786
Williams Partners LP 144A sr. unsec. notes 5 1/4s, 2020	260,000	260,530
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	260,000	266,386
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	305,000	357,756
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	245,000	282,766
		6,093,040

Financials (10.0%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	240,000	247,336
AGFC Capital Trust I 144A company guaranty 6s, 2067	270,000	180,900
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	415,000	452,079
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	350,000	377,298
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.551s, 2017	570,000	523,112
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	968,959
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.449s, 2011	275,000	264,520
AON Corp. jr. unsec. sub. notes Ser. *, 8.205s, 2027	515,000	543,380
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 0.821s, 2027	465,000	319,785
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	185,233
Barclays Bank PLC 144A sub. notes 10.179s, 2021	685,000	881,528
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	600,000	618,761
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	503,193
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	715,000	826,318
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012	452,500	441,854
Capital One Capital III company guaranty 7.686s, 2036	475,000	454,219
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	580,000	687,117
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	256,273
Citigroup, Inc. sr. unsec. sub. FRN 0.524s, 2016	812,000	694,789
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	505,000	519,478

Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	960,000	1,005,400
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.4s, 2010	695,000	694,746
Citigroup, Inc. sub. notes 5s, 2014	565,000	564,204
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	209,000	195,306
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	40,000	40,414
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	576,000	540,000
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	413,325
Digital Realty Trust LP 144A bonds 5 7/8s, 2020 (R)	84,000	82,274
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	185,000	184,991
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	40,000	42,386
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)	100,000	106,780
Fleet Capital Trust V bank guaranty FRN 1.261s, 2028	675,000	419,648
Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	500,634
GATX Financial Corp. notes 5.8s, 2016	235,000	232,272
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.45s, 2016	100,000	90,734
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020	735,000	748,525
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	960,000	1,030,592
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	243,358
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	293,000	316,729
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 5 3/8s, 2020	115,000	113,944
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,200,000	1,190,163
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2038	600,000	621,227
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	320,000	318,740
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	391,889
HSBC Finance Capital Trust IX FRN 5.911s, 2035	800,000	708,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,005,000	1,041,765
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A company guaranty sr. unsec. notes 7 3/4s, 2016	350,000	337,750
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	431,796
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	330,299
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1 1/4s, 2047	2,137,000	1,603,761
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	44,794
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	772,297
Loews Corp. notes 5 1/4s, 2016	210,000	218,972
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	690,022
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	408,587
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	370,000	471,319
MBNA American Bank NA sub. notes Ser. BKNT, 7 1/8s,
2012	350,000	383,497
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	969,912
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.449s,
2011	340,000	338,057
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	379,413
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	125,000	134,709
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,500,000	1,530,000
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	76,075
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	462,645
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	264,654
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	279,094
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	195,000	207,689
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	207,660
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	386,317
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	1,690,000	1,659,355
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	189,220
Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	180,118
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	205,000	216,527
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	300,000	190,500
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	150,000	149,963
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	698,000	765,189
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	370,000	382,784
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	897,000	875,456
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	527,417
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.257s, 2037	1,490,000	1,108,962
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	385,000	388,954

Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	605,000	656,263
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	100,000	109,370
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	465,000	461,473
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,008,021
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027	1,190,000	1,171,043
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	809,348
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	230,000	257,439
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	935,000	1,011,522
Wells Fargo Bank NA unsec. sub. notes FRN 0.46s, 2016	400,000	365,396
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	375,000	420,000
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	195,000	192,191
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	645,000	603,288
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	248,208
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	218,000	208,190
		46,869,694

Health care (0.9%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	809,400
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	730,000	815,357
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	240,689
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	96,053
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	229,475
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	440,000	477,771
Hospira, Inc. sr. notes 6.05s, 2017	45,000	48,333
Hospira, Inc. sr. notes 5.55s, 2012	200,000	212,695
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	178,000	170,258
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	97,000	94,856
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	188,264
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	195,072
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	245,000	257,528
WellPoint, Inc. notes 7s, 2019	405,000	458,175
		4,293,926

Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	490,000	504,058
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	405,000	413,100
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	100,000	101,500
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	70,340
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	429,672
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	391,000	407,094
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	152,000	156,093
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	113,000	114,495
		2,196,352

Transportation (0.7%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	40,200
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	217,688
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	135,000	154,110
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	160,000	171,267
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	645,000	636,969
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	316,011	312,851
GATX Corp. notes 4 3/4s, 2012	195,000	203,398
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	572,181	532,844
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	316,653	327,220
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	52,589
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	313,806
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	257,962	241,194
		3,204,136

Utilities and power (4.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	160,006

Ameren Corp. sr. unsec. notes 8 7/8s, 2014	90,000	104,109
Ameren Energy Generating Co. sr. unsec. notes 6.3s,
2020	225,000	228,069
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	246,221
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	595,000	692,467
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	397,911
Beaver Valley II Funding debs. 9s, 2017	482,000	520,753
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	731,289
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	942,176	963,031
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	542,224
CMS Energy Corp. sr. notes 8 1/2s, 2011	766,000	808,252
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.201s,
2013	375,000	357,188
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	116,302
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	195,000	196,400
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	86,528
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	308,679
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	1,750,000	1,653,750
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	81,788
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	490,000	535,349
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	380,000	444,734
Electricite de France 144A notes 6.95s, 2039 (France)	415,000	476,435
Electricite de France 144A sr. notes 4.6s, 2020
(France)	105,000	103,503
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	280,000	274,249
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	189,000	188,576
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	200,000	256,329
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	365,000	388,725
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	155,000	160,813
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	469,472
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	146,749
Kansas Gas & Electric bonds 5.647s, 2021	132,857	133,236
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	493,687
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	195,633
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	191,884
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	235,000	298,719
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	710,000	737,237
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	461,422
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	164,771
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	262,621
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	217,692
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	455,271
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	1,121,270	1,150,637
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	280,267
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	15,000	15,601
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	565,000	503,279
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017	194,000	196,859
Southern California Edison Co. 1st mtge. bonds 5 1/2s,
2040	230,000	224,505
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	430,000	469,124
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	53,919
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	383,496
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	755,000	917,961
TransAlta Corp. sr. notes 6 1/2s, 2040	355,000	350,965
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	275,000	297,536
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)	115,000	118,596
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	199,814
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	287,568
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	404,365
		21,106,566

Total corporate bonds and notes (cost $122,641,205)		$128,215,850

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2038 to
January 20, 2039	$13,879,216	$14,994,432
		14,994,432

U.S. Government Agency Mortgage Obligations (5.5%)
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, May 1, 2040	12,000,000	12,793,594
6s, TBA, April 1, 2040	12,000,000	12,744,374
5s, March 1, 2038	486,807	502,343
		26,040,311

Total U.S. government and agency mortgage obligations (cost $40,818,938)		$41,034,743

ASSET-BACKED SECURITIES (8.2%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.936s, 2035	65,338	$22,849
FRB Ser. 05-4, Class A2C, 0.456s, 2035	74,981	72,111
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.396s, 2036	307,000	90,716
FRB Ser. 06-HE3, Class A2C, 0.396s, 2036	418,000	148,889
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	26,758	3
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.639s, 2029	872,166	374,547
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.996s, 2033	176,486	52,081
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	99,520
Ser. 04-1A, Class E, 6.42s, 2039	495,418	69,359
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.516s, 2033	21,651	6,372
FRB Ser. 06-W4, Class A2C, 0.406s, 2036	722,641	240,385
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.246s, 2033	112,823	83,684
FRB Ser. 05-WMC1, Class M1, 0.686s, 2035	177,000	141,600
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.436s, 2036	98,537	55,304
FRB Ser. 06-HE4, Class A5, 0.406s, 2036	375,305	223,884
FRB Ser. 06-HE7, Class A4, 0.386s, 2036	217,000	73,194
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	176,405
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.229s, 2039	1,964,664	785,866
FRB Ser. 04-D, Class A, 0.832s, 2044	321,530	280,368
Bayview Financial Asset Trust 144A FRB Ser. 03-SSRA,
Class M, 1.596s, 2038	226,900	157,695
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1 1/4s, 2035	198,000	53,638
FRB Ser. 03-3, Class A2, 0.836s, 2043	600,065	499,612
FRB Ser. 05-3, Class A1, 0.696s, 2035	99,958	91,531
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.666s, 2035	133,073	104,756
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033 (F)	1,690,646	35,920
Ser. 00-4, Class A6, 8.31s, 2032	2,518,324	1,976,885
Ser. 00-5, Class A6, 7.96s, 2032	1,149,316	999,905
Ser. 01-4, Class A4, 7.36s, 2033	1,609,702	1,657,993
Ser. 01-1, Class A5, 6.99s, 2032	3,271,732	3,239,014
Ser. 01-3, Class A4, 6.91s, 2033	2,796,049	2,872,940
Ser. 02-1, Class A, 6.681s, 2033	1,286,472	1,315,418
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.766s, 2035	127,452	114,763
FRB Ser. 04-6, Class 2A5, 0.636s, 2034	274,877	230,051
FRB Ser. 05-14, Class 3A2, 0.486s, 2036	51,333	44,591
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	98,640
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	716,000	143,200
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	49,089	5
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.916s, 2035	64,804	12,668
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	107,941	107,001
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.396s, 2036	493,000	272,434
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	77,731	75,219
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.576s, 2036	685,000	332,083
FRB Ser. 06-2, Class 2A3, 0.416s, 2036	1,287,000	937,978
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.546s, 2019	513,000	359,100
Ser. 04-1A, Class B, 1.079s, 2018	11,133	10,354
GEBL 144A
Ser. 04-2, Class D, 2.98s, 2032 (F)	221,682	9,976
Ser. 04-2, Class C, 1.08s, 2032 (F)	165,811	19,897
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	4,997,330	4,147,784
Ser. 97-2, Class A7, 7.62s, 2028	93,152	95,000
Ser. 97-6, Class A9, 7.55s, 2029	230,980	235,682
Ser. 97-3, Class A5, 7.14s, 2028	124,423	125,132
Ser. 97-6, Class A8, 7.07s, 2029	57,428	59,375
Ser. 98-4, Class A7, 6.87s, 2030	93,779	88,527

Ser. 98-6, Class A7, 6.45s, 2030	46,916	46,844
Ser. 99-1, Class A6, 6.37s, 2025	389,615	389,615
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,359,005	1,250,284
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	178,640
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.396s, 2036	1,916,000	544,653
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.796s, 2030	405,505	40,551
FRB Ser. 05-1A, Class D, 1.776s, 2030	180,084	19,809
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.728s, 2036	719,681	287,873
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.576s, 2036	345,000	246,520
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.536s, 2035	291,000	161,841
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.245s, 2036	1,280,000	89,600
FRB Ser. 02-1A, Class FFL, 2.997s, 2037	2,075,000	269,750
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	1,576,144	914,164
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.866s, 2035	226,000	131,507
FRB Ser. 06-4, Class 2A4, 0.506s, 2036	331,000	117,421
FRB Ser. 06-1, Class 2A3, 0.436s, 2036	394,107	203,106
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.496s, 2032	1,626,445	1,416,634
Ser. 02-A IO, 0.3s, 2032	40,309,735	503,872
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	26,526	14,202
Ser. 04-2A, Class D, 5.389s, 2026	23,698	12,346
Ser. 04-2A, Class C, 4.741s, 2026	23,484	14,590
FRB Ser. 02-1A, Class A1, 0.94s, 2024	156,330	148,512
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.396s, 2036	174,000	82,384
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	185,254	171,108
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.926s, 2035	95,618	54,069
FRB Ser. 05-HE1, Class M3, 0.766s, 2034	141,000	105,405
FRB Ser. 06-NC4, Class M2, 0.546s, 2036	198,000	1,684
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.247s, 2039	500,000	100,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.74s, 2015	46,614	45,216
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	546,380	536,355
FRB Ser. 03-4, Class M3, 3.321s, 2033	10,118	5,952
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.406s, 2036	410,000	218,700
FRB Ser. 06-2, Class A2C, 0.396s, 2036	410,000	232,055
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	493,031	310,987
Ser. 00-D, Class A3, 6.99s, 2022	3,928	3,928
Ser. 01-D, Class A3, 5.9s, 2022	54,493	32,337
Ser. 02-C, Class A1, 5.41s, 2032	1,337,364	1,163,507
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	135,876	129,082
Ser. 01-B, Class A3, 6.535s, 2023	47,900	40,957
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.076s, 2036	92,000	15,479
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.376s, 2036	534,153	198,303
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.436s, 2036	378,741	285,966
FRB Ser. 07-RZ1, Class A2, 0.406s, 2037	640,000	312,365
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.976s, 2035	249,835	175,132
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	37,676	4
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.506s, 2036	286,425	97,974
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	98,270	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.896s, 2035	120,555	536
FRB Ser. 07-NC2, Class A2B, 0.386s, 2037	602,000	244,776
FRB Ser. 07-BR5, Class A2A, 0.376s, 2037	309,094	213,275
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.456s, 2036	704,000	210,445
FRB Ser. 06-FRE1, Class A2B, 0.426s, 2036	283,912	118,859
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.416s, 2036	333,000	249,138
FRB Ser. 06-3, Class A3, 0.406s, 2036	1,927,000	1,137,889
South Coast Funding 144A FRB Ser. 3A, Class A2, 1.45s,
2038	235,000	2,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.506s, 2036	331,000	29,673
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	718,000	71,800
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037	2,345,616	1,454,282
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.566s, 2037	146,000	44,223
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.149s, 2044 (United Kingdom)	244,291	56,187

Total asset-backed securities (cost $57,690,528)			$38,676,620

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	$ 27,793,000	$ 906,608
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	15,158,100	195,085
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate
of 3.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	15,158,100	222,976
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	5,263,700	107,853
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,509,200	67,482
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate
of 3.95% versus the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	10,803,900	201,925
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	37,728,100	436,891
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	9,432,100	117,618
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	9,432,100	113,657
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate
of 3.95% versus the three month USD-LIBOR-BBA maturing
May 13, 2020.	May-10/3.95	20,868,600	309,899
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	5,263,700	138,541
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,509,200	96,784
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate
of 3.95% versus the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	10,803,900	305,642
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	37,728,100	384,449
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	9,432,100	121,297
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	9,432,100	108,941
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate
of 3.95% versus the three month USD-LIBOR-BBA maturing
May 13, 2020.	May-10/3.95	20,868,600	168,410
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	27,793,000	898,268

Total purchased options outstanding (cost $6,321,220)			$4,902,326

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$350,000	$361,498
IL State G.O. Bonds
4.421s, 1/1/15		165,000	166,472
4.071s, 1/1/14		490,000	495,586
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		395,000	318,192
North TX, Thruway Auth. Rev. Bonds (Build America

Bonds), 6.718s, 1/1/49	285,000	299,182
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	560,000	445,256

Total municipal bonds and notes (cost $2,247,468)		$2,086,186

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
2.746s, 2012	$123,879	$123,074
First Data Corp. bank term loan FRN Ser. B1, 2.998s,
2014	63,045	55,838
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.249s, 2015	104,084	89,691
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014	4,434	3,720
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.235s, 2014	77,617	65,115
Intelsat Corp. bank term loan FRN Ser. B2, 2.728s, 2011	33,490	32,555
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.728s,
2013	33,500	32,565
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.728s,
2013	33,490	32,555
National Bedding Co. bank term loan FRN 2.317s, 2011	54,869	53,258
Polypore, Inc. bank term loan FRN Ser. B, 2.48s, 2014	123,544	118,911
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	8,231	8,203
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.002s, 2013	119,008	118,593
SunGard Data Systems, Inc. bank term loan FRN 1.979s,
2014	2,910	2,804
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.873s, 2016	60,288	59,634

Total senior loans (cost $785,643)		$796,516

SHORT-TERM INVESTMENTS (34.5%)(a)
	Principal amount/shares	Value

Gotham Funding Corp. for an effective yield of 0.21%,
April 15, 2010	$5,745,000	$5,744,531
Putnam Money Market Liquidity Fund (e)	95,071,155	95,071,155
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.25%, November 18, 2010 (SEG) (SEGSF)	$8,163,000	8,142,209
U.S. Treasury Bills for effective yields ranging from
0.18% to 0.26%, August 26, 2010 (SEG) (SEGSF)	28,384,000	28,361,350
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.29%, July 15, 2010 (SEG) (SEGSF)	17,263,000	17,245,651
U.S. Treasury Bills for an effective yield of 0.31%,
April 1, 2010 (SEG)	160,000	160,000
Victory Receivables Corp. for an effective yield
of 0.23%, April 16, 2010	7,700,000	7,699,262

Total short-term investments (cost $162,433,004)		$162,424,158

TOTAL INVESTMENTS

Total investments (cost $564,578,223) (b)		$588,015,982

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	1213	$140,859,625	Jun-10	$4,781
U.S. Treasury Bond 20 yr (Short)	23	2,670,875	Jun-10	(28,454)
U.S. Treasury Bond 30 yr (Long)	35	4,198,906	Jun-10	(43,745)
U.S. Treasury Bond 30 yr (Short)	1	119,969	Jun-10	(847)
U.S. Treasury Note 2 yr (Long)	77	16,705,391	Jun-10	13,367
U.S. Treasury Note 2 yr (Short)	13	2,820,391	Jun-10	(2,645)
U.S. Treasury Note 5 yr (Long)	42	4,823,438	Jun-10	(11,154)
U.S. Treasury Note 10 yr (Long)	841	97,766,250	Jun-10	144,995

Total				$76,298

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $40,295,621) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$26,524,000	Aug-11/4.49	$1,072,365
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	9,714,400	Sep-10/4.02	211,288
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	251,717
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	264,280
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	681,484
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	716,119
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	15,158,100	Mar-11/4.7375	313,318
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	15,158,100	Mar-11/4.665	339,238
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	9,714,400	Sep-10/4.02	255,877
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	1,947,470
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	1,078,185
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	638,746
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	686,929
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.55	527,695
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.55	570,531
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	26,524,000	Aug-11/4.49	1,114,804
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.7	603,403
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.7	891,569
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	1,208,561
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	2,011,464
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	11,952,000	Jul-11/4.5475	451,188
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	11,952,000	Jul-11/4.5475	517,522
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	926,280
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	982,856
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	1,005,641
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	1,006,051
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	1,044,794
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	1,581,591
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	22,561,920	Jan-12/4.72	1,016,189
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	27,793,000	Jun-10/5.235	2,501

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	788,992
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	22,561,920	Jan-12/4.72	1,089,741
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	21,583,100	Oct-10/4.02	475,260
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	21,583,100	Oct-10/4.02	616,845
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	27,793,000	Jun-10/5.23	2,223
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	264,216

Total			$27,156,933

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $25,635,938) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$12,000,000	5/13/10	$12,793,594
FNMA, 6s, April 1, 2040	12,000,000	4/13/10	12,744,374

Total			$25,537,968

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$181,165,300		$82,397	3/11/25	4.23%	3 month USD-LIBOR-BBA	$(35,534)

42,179,000		15,031	3/11/12	1.12%	3 month USD-LIBOR-BBA	1,822

122,279,800		(348,345)	3/25/20	3 month USD-LIBOR-BBA	3.69%	(1,470,889)

67,045,300		36,404	3/25/30	3 month USD-LIBOR-BBA	4.3%	(866,593)

25,143,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	382,647

190,306,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	2,768,688

101,350,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,298,672

96,963,400		(69,899)	2/18/15	2.67%	3 month USD-LIBOR-BBA	(330,488)

12,286,900		--	2/19/15	2.71625%	3 month USD-LIBOR-BBA	(58,652)

50,782,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(803,730)

32,274,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	525,201

Barclays Bank PLC
86,978,400		89,522	3/5/20	3 month USD-LIBOR-BBA	3.68%	(559,439)

9,398,000	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	52,911

10,127,800		--	3/22/12	1.1175%	3 month USD-LIBOR-BBA	3,706

Credit Suisse International
144,355,700		(815,987)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(3,282,515)

221,097,700		5,281	3/19/11	3 month USD-LIBOR-BBA	0.5%	(27,779)

149,303,400		(20,514)	3/19/12	1.09%	3 month USD-LIBOR-BBA	87,412

21,702,400		--	3/22/12	1.1075%	3 month USD-LIBOR-BBA	12,119

108,303,000		229,444	12/18/14	2.74%	3 month USD-LIBOR-BBA	(1,263,837)

Deutsche Bank AG
81,100,000		(33,109)	2/3/11	3 month USD-LIBOR-BBA	0.55%	59,488

72,522,000		75,476	2/3/13	3 month USD-LIBOR-BBA	1.73%	322,259

119,128,000		(147,231)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(650,029)

79,317,000		160,347	2/3/16	3 month USD-LIBOR-BBA	2.99%	456,428

144,732,100		(102,557)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(91,441)

23,749,000		42,508	12/2/18	3 month USD-LIBOR-BBA	3.18%	(506,524)

161,888,000		(67,262)	12/4/10	3 month USD-LIBOR-BBA	0.53%	328,805

132,268,000		(352,657)	1/8/15	2.84%	3 month USD-LIBOR-BBA	(2,402,995)

115,867,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,418,875

126,381,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	1,287,673

129,652,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(17,491,331)

214,455,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(3,326,011)

170,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(452,117)

Goldman Sachs International
307,346,800		--	3/30/12	3 month USD-LIBOR-BBA	1.225%	395,858

27,374,200		--	3/30/40	4.5375%	3 month USD-LIBOR-BBA	(152,201)

JPMorgan Chase Bank, N.A.
256,841,800		(199,865)	2/26/11	3 month USD-LIBOR-BBA	0.56%	20,121

9,398,000	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	107,889

96,612,600		226,826	3/22/20	3 month USD-LIBOR-BBA	3.68%	(706,962)

41,904,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	638,894

25,846,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	424,285

82,878,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,338,012

74,937,500		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(401,836)

38,300,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	200,100

Total						$(22,749,038)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$375,712	$391	1/12/40	(4.00%)1 month	Synthetic TRS	$(93,000)
			USD-LIBOR	Index 4.00% 30
				year Fannie Mae
				pools

746,827	(928)	1/12/40	4.50% (1 month	Synthetic TRS	189,913
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

366,698	2,855	1/12/40	(5.00%)1 month	Synthetic TRS	(84,505)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

Deutsche Bank AG
375,712	78	1/12/40	4.00% (1 month	Synthetic TRS	93,510
			USD-LIBOR)	Index 4.00% 30
				year Fannie Mae
				pools

746,827	461	1/12/40	(4.50%)1 month	Synthetic TRS	(190,472)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

366,698	(1,480)	1/12/40	5.00% (1 month	Synthetic TRS	85,931
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

Total					$1,377

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--	$135,000	12/20/12	95 bp	$(10,327)

Credit Suisse International
DJ CMB NA CMBX AAA Index	AA+	7,324	44,000	12/13/49	8 bp	1,670

DJ CMB NA CMBX AJ Index	--	(433,724)	1,349,000	2/17/51	(96 bp)	275,971

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,151,664)	12,471,000	2/17/51	(35 bp)	(3,266,153)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	565,000	12/20/13	530 bp	80,627

Deutsche Bank AG
General Electric
Capital Corp., 6 7/8%,
1/10/39	Aa2	(12,034)	305,000	9/20/14	500 bp	34,439

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	910,000	9/20/13	109 bp	(5,494)

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	27,066	740,000	3/15/49	7 bp	(39,525)

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	1,100,020	10,136,500	2/17/51	35 bp	(396,008)

Total						$(3,324,800)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $470,181,464.

(b) The aggregate identified cost on a tax basis is $580,044,247, resulting in gross unrealized appreciation and depreciation of $40,598,669 and $32,626,934, respectively, or net unrealized appreciation of $7,971,735.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $38,218 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $93,547,681 and $68,907,416, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At March 31, 2010, liquid assets totaling $338,315,440 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

Certain securities may be valued on the basis of a price provided by a single source.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $240,600,000 on Purchased options contracts for the period ended March 31, 2010. Outstanding contracts on Futures and written options contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,200,000 on Total return swap contracts for the period ended March 31, 2010.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Interest rate swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.

Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on Credit default swap contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $42,848,309 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $44,042,377.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $50,118,162. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$38,640,700	$35,920

Corporate bonds and notes	--	128,215,850	--

Mortgage-backed securities	--	209,429,382	450,201

Municipal bonds and notes	--	2,086,186	--

Purchased options outstanding	--	4,902,326	--

Senior loans	--	796,516	--

U.S. Government and Agency Mortgage Obligations	--	41,034,743	--

Short-term investments	95,071,155	67,353,003	--

Totals by level	$95,071,155	$492,458,706	$486,121

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$76,298	$--	$--

Written options	--	(27,156,933)	--

TBA sale commitments	--	(25,537,968)	--

Receivable purchase agreement	--		(216,116)

Interest rate swap contracts	--	(21,554,848)	--

Credit default contracts	--	1,138,212	--

Totals by level	$76,298	$(73,111,537)	$(216,116)

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$2,722,306	$1,584,094

Interest rate contracts	17,663,239	61,396,396

Total	$20,385,545	$62,980,490

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Australia (1.6%)
AGL Energy, Ltd.	234,054	$3,224,796
Telstra Corp., Ltd.	2,166,002	5,936,866
		9,161,662

Belgium (0.6%)
UCB SA	84,487	3,607,796
		3,607,796

Canada (3.4%)
Agrium, Inc.	61,720	4,368,083
National Bank of Canada	140,274	8,548,033
Nexen, Inc.	291,687	7,223,191
		20,139,307

China (3.7%)
China National Materials Co., Ltd. (S)	4,406,000	2,933,966
Dongfeng Motor Group Co., Ltd.	2,980,000	4,843,906
Industrial & Commercial Bank of China	2,434,000	1,855,933
Longtop Financial Technologies Ltd. ADR (NON)	52,800	1,700,688
Renhe Commercial Holdings Co., Ltd.	20,538,000	4,761,576
Skyworth Digital Holdings, Ltd.	2,684,000	3,128,608
Sohu.com, Inc. (NON)	46,700	2,549,820
		21,774,497

France (8.5%)
Alstom SA	74,877	4,669,466
AXA SA	349,354	7,771,739
BNP Paribas SA	156,305	12,004,349
Christian Dior SA	61,846	6,597,625
Renault SA (NON)	64,975	3,045,332
Technip SA	67,541	5,491,903
Total SA	144,935	8,413,924
UBISOFT Entertainment (NON)	149,895	2,061,075
		50,055,413

Germany (8.7%)
Brenntag AG 144A (NON)	24,898	1,849,635
Deutsche Post AG	465,499	8,076,287
HeidelbergCement AG	33,095	1,846,169
Henkel AG & Co. KGaA	179,770	9,678,619
Kabel Deutscheland GmbH 144A (NON)	99,401	2,812,767
Metro AG	62,849	3,728,375
MTU Aero Engines Holding AG	102,717	5,976,219
Porsche Automobil Holding SE (Preference)	207,849	12,685,311
Puma AG Rudolf Dassier Sport	13,300	4,213,529
		50,866,911

Hong Kong (2.3%)
Esprit Holdings, Ltd.	502,993	3,968,150
Noble Group, Ltd.	3,459,000	7,568,495
Wharf (Holdings), Ltd.	392,000	2,208,941
		13,745,586

Ireland (1.2%)
Irish Life & Permanent PLC (NON)	707,313	2,811,647
Kerry Group PLC Class A	138,050	4,288,675
		7,100,322

Italy (2.1%)
Mediaset SpA	628,647	5,400,362
Prysmian SpA	337,586	6,634,471
		12,034,833

Japan (20.5%)
Aisin Seiki Co., Ltd.	369,200	11,063,356
Astellas Pharma, Inc.	250,700	9,081,972
Dai-ichi Mutual Life Insurance Co. Ltd. (The) 144A
(NON)	1,513	2,266,909
Fujitsu, Ltd.	908,000	5,947,089
Japan Tobacco, Inc.	3,354	12,491,353
JFE Holdings, Inc.	109,900	4,428,227
Jupiter Telecommunications Co., Ltd. (S)	6,805	7,865,368
KDDI Corp.	966	5,003,682
Mitsui & Co., Ltd.	390,900	6,572,174
Nippon Telegraph & Telephone (NTT) Corp.	211,300	8,909,696
Ono Pharmaceutical Co., Ltd.	67,200	2,991,781
ORIX Corp.	119,940	10,641,081
Sankyo Co., Ltd.	92,300	4,568,573
Sumco Corp.	186,300	3,963,660

Sumitomo Mitsui Financial Group, Inc.	113,600	3,756,678
Suzuken Co., Ltd.	151,300	5,335,333
Tokyo Electron, Ltd.	73,300	4,863,656
Tokyo Gas Co., Ltd.	1,189,000	5,242,594
Toyo Suisan Kaisha, Ltd.	212,000	5,486,045
		120,479,227

Luxembourg (1.2%)
ArcelorMittal	154,834	6,794,773
		6,794,773

Netherlands (1.0%)
AerCap Holdings NV (NON)	216,913	2,498,838
ASML Holding NV (S)	96,917	3,463,767
		5,962,605

Norway (1.0%)
DnB NOR ASA (NON)	493,145	5,637,319
		5,637,319

Singapore (1.4%)
DBS Group Holdings, Ltd.	392,000	4,008,295
Singapore Airlines, Ltd.	387,800	4,214,916
		8,223,211

South Korea (2.7%)
KT Corp.	106,340	4,394,798
Shinhan Financial Group Co., Ltd.	122,130	4,799,044
Woori Finance Holdings Co., Ltd. (NON)	454,790	6,673,899
		15,867,741

Spain (4.5%)
Banco Bilbao Vizcaya Argentaria SA	479,325	6,558,408
Banco Santander Central Hispano SA	806,976	10,725,428
Endesa SA	190,998	5,458,878
Obrascon Huarte Lain SA	135,111	3,905,381
		26,648,095

Sweden (0.6%)
SKF AB Class B	206,421	3,672,900
		3,672,900

Switzerland (9.9%)
Credit Suisse Group	81,740	4,216,161
Nestle SA	397,401	20,366,000
Roche Holding AG	122,844	19,935,773
Zurich Financial Services AG	52,117	13,369,294
		57,887,228

Taiwan (1.1%)
Hon Hai Precision Industry Co., Ltd.	457,000	1,979,383
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,000	4,172,841
		6,152,224

United Arab Emirates (0.7%)
Aldar Properties PJSC (NON)	1,830,192	2,297,396
DP World, Ltd.	4,079,912	2,101,155
		4,398,551

United Kingdom (20.0%)
BAE Systems PLC	677,881	3,820,512
Barclays PLC	912,750	4,991,824
BG Group PLC	509,610	8,822,190
BP PLC	2,267,288	21,454,414
British Sky Broadcasting Group PLC	203,815	1,862,412
BT Group PLC	4,534,166	8,527,307
Cairn Energy PLC (NON)	1,164,441	7,370,496
Compass Group PLC	857,715	6,848,129
Eurasian Natural Resources Corp.	302,241	5,468,558
Gartmore Group Ltd. (NON)	977,450	1,854,589
GlaxoSmithKline PLC	616,709	11,846,378
Reckitt Benckiser Group PLC	144,516	7,934,281
Telecity Group PLC (NON)	337,693	2,173,357
Vedanta Resources PLC	156,233	6,583,175
WPP PLC	692,944	7,183,929
Xstrata PLC (NON)	568,097	10,765,995
		117,507,546

United States (1.0%)
First Solar, Inc. (NON) (S)	24,000	2,943,600
XL Capital, Ltd. Class A	166,200	3,141,180
		6,084,780
Total common stocks (cost $514,437,002)		$573,802,527

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$15,769,832	$15,769,469
Putnam Money Market Liquidity Fund (e)	6,289,866	6,289,866
U.S. Treasury Bills with effective yields ranging from
of 0.26% to 0.27%, December 16, 2010 (SEGSF)	$538,000	536,964
U.S. Treasury Bills with effective yields ranging from
of 0.23% to 0.39%, November 18, 2010 (SEGSF)	441,000	439,877

Total short-term investments (cost $23,036,352)		$23,036,176

TOTAL INVESTMENTS

Total investments (cost $537,473,354)(b)		$596,838,703

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $170,725,338) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$43,619,607	$42,734,651	4/22/10	$884,956
British Pound	16,979,187	16,783,871	4/22/10	195,316
Canadian Dollar	4,239,974	4,127,597	4/22/10	112,377
Danish Krone	5,038,497	5,075,690	4/22/10	(37,193)
Euro	44,911,951	45,009,843	4/22/10	(97,892)
Japanese Yen	15,623,254	16,387,531	4/22/10	(764,277)
Norwegian Krone	14,018,707	14,002,213	4/22/10	16,494
Swedish Krona	17,166,223	17,204,855	4/22/10	(38,632)
Swiss Franc	9,602,989	9,399,087	4/22/10	203,902

Total				$475,051

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $124,622,793) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$973,745	$953,736	4/22/10	$(20,009)
British Pound	11,469,311	11,334,789	4/22/10	(134,522)
Canadian Dollar	23,729,939	23,119,695	4/22/10	(610,244)
Euro	18,946,828	18,958,690	4/22/10	11,862
Hong Kong Dollar	11,700,332	11,703,356	4/22/10	3,024
Japanese Yen	10,526,724	10,953,200	4/22/10	426,476
Norwegian Krone	15,352,965	15,354,010	4/22/10	1,045
Singapore Dollar	7,461,521	7,434,570	4/22/10	(26,951)
Swedish Krona	4,402,792	4,419,621	4/22/10	16,829
Swiss Franc	20,900,824	20,391,126	4/22/10	(509,698)

Total				$(842,188)

Key to holding's abbreviations

ADR American Depository Receipts

PJSC Public Joint Stock Company

NOTES

(a) Percentages indicated are based on net assets of $587,028,983.

(b) The aggregate identified cost on a tax basis is $541,361,810, resulting in gross unrealized appreciation and depreciation of $84,683,933 and $29,207,040, respectively, or net unrealized appreciation of $55,476,893.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $15,080,715. The fund received cash collateral of $15,769,469 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,642 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $41,404,792 and $44,382,829, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $1,524,981 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at March 31, 2010 (as a percentage of net assets):

Oil and gas	10.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $112,466 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S.

Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $1,558,241 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $972,971.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $577,377 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$ 9,161,662	$-	$ -

	Belgium	3,607,796	--	--

	Canada	20,139,307	--	--

	China	21,774,497	--	--

	France	50,055,413	--	--

	Germany	50,866,911	--	--

	Hong Kong	13,745,586	--	--

	Ireland	7,100,322	--	--

	Italy	12,034,833	--	--

	Japan	120,479,227	--	--

	Luxembourg	6,794,773	--	--

	Netherlands	5,962,605	--	--

	Norway	5,637,319	--	--

	Singapore	8,223,211	--	--

	South Korea	15,867,741	--	--

	Spain	26,648,095	--	--

	Sweden	3,672,900	--	--

	Switzerland	57,887,228	--	--

	Taiwan	6,152,224	--	--

	United Arab Emirates	4,398,551	--	--

	United Kingdom	117,507,546	--	--

	United States	6,084,780	--	--

Total common stocks		573,802,527	--	--

Short-term investments		6,289,866	16,746,310	--

Totals by level		$ 580,092,393	$ 16,746,310	$ --

Transfers of securities from Level 2 into Level 1 totalling $473,724,110, for the period ended March 31, 2010 were due to prior periods security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$ -	$ 475,051	$ -

Forward currency contracts to sell	--	(842,188)	--

Receivable purchase agreement	--	--	147,874

Totals by level	$ --	$ (367,137)	$ 147,874

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	1,896,239	2,263,376

Total	$ 1,896,239	$ 2,263,376

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT International Value Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value

Airlines (1.3%)
Singapore Airlines, Ltd. (Singapore)	215,270	$2,339,724
		2,339,724

Automotive (4.3%)
Honda Motor Co., Ltd. (Japan)	38,500	1,359,696
Nissan Motor Co., Ltd. (Japan) (NON)	437,000	3,746,115
Porsche Automobil Holding SE (Preference) (Germany)	13,776	840,768
Valeo SA (France) (NON)	34,262	1,222,888
Volkswagen AG (Preference) (Germany) (F)	5,208	477,639
		7,647,106

Banking (19.9%)
Australia & New Zealand Banking Group, Ltd. (Australia)	84,201	1,957,464
Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	54,382	744,087
Banco do Brasil SA (Brazil)	80,000	1,341,950
Banco Santander Central Hispano SA (Spain)	231,722	3,079,791
Barclays PLC (United Kingdom)	749,732	4,100,280
BNP Paribas SA (France)	33,853	2,599,938
Commonwealth Bank of Australia (Australia)	22,065	1,138,577
DBS Group Holdings, Ltd. (Singapore)	157,000	1,605,363
DnB NOR ASA (Norway) (NON)	157,444	1,799,799
HSBC Holdings PLC (London Exchange) (United Kingdom)	487,449	4,942,524
Mitsubishi UFJ Financial Group, Inc. (Japan)	148,200	777,162
National Australia Bank, Ltd. (Australia)	32,235	813,211
National Bank of Canada (Canada)	42,559	2,593,465
National Bank of Greece SA (Greece) (NON)	33,769	679,616
Royal Bank of Canada (Canada)	20,235	1,185,227
Societe Generale (France)	15,150	952,864
Sumitomo Mitsui Financial Group, Inc. (Japan)	39,600	1,309,546
Toronto-Dominion Bank (Canada)	53,915	4,021,842
		35,642,706

Beverage (0.5%)
Britvic PLC (United Kingdom)	130,631	920,041
		920,041

Biotechnology (0.5%)
Sinovac Biotech, Ltd. (China) (NON)	143,003	845,148
		845,148

Broadcasting (1.6%)
Gestevision Telecinco SA (Spain)	46,279	726,355
Mediaset SpA (Italy)	247,844	2,129,092
		2,855,447

Chemicals (1.9%)
Agrium, Inc. (Canada)	11,027	780,409
BASF SE (Germany)	28,100	1,742,878
Nitto Denko Corp. (Japan)	24,500	951,787
		3,475,074

Commercial and consumer services (1.6%)
Kloeckner & Co., AG (Germany) (NON)	36,574	1,081,130
LG Corp. (South Korea)	28,583	1,794,018
		2,875,148

Computers (1.2%)
Fujitsu, Ltd. (Japan)	314,000	2,056,592
		2,056,592

Conglomerates (4.8%)
Mitsubishi Corp. (Japan)	68,400	1,793,450
Mitsui & Co., Ltd. (Japan)	137,600	2,313,459
Noble Group, Ltd. (Hong Kong)	851,000	1,862,038
Tyco International, Ltd.	50,131	1,917,511
Vivendi SA (France)	27,022	723,220
		8,609,678

Construction (0.8%)
HeidelbergCement AG (Germany)	24,811	1,384,055
		1,384,055

Consumer goods (0.6%)
Henkel AG & Co. KGaA (Germany)	19,154	1,031,230
		1,031,230

Electric utilities (2.8%)
AGL Energy, Ltd. (Australia)	87,013	1,198,865
Atco, Ltd. Class I (Canada)	22,900	1,149,739
CEZ AS (Czech Republic)	30,061	1,421,226
RWE AG (Germany)	13,862	1,228,255
		4,998,085

Electrical equipment (1.3%)
Mitsubishi Electric Corp. (Japan) (NON)	162,000	1,489,277
Prysmian SpA (Italy)	42,866	842,432
		2,331,709

Electronics (1.7%)
Epistar Corp. 144A GDR (Taiwan) (F)	9,633	160,065
Garmin, Ltd.	20,600	792,688
LG Display Co., Ltd. (South Korea)	26,320	929,530
Venture Corp., Ltd. (Singapore)	196,000	1,222,109
		3,104,392

Engineering and construction (0.9%)
Vinci SA (France)	26,578	1,566,449
		1,566,449

Financial (2.4%)
Irish Life & Permanent PLC (Ireland) (NON)	160,713	638,852
ORIX Corp. (Japan)	14,620	1,297,087
Shinhan Financial Group Co., Ltd. (South Korea)	59,830	2,350,993
		4,286,932

Food (2.0%)
Kerry Group PLC Class A (Ireland)	49,832	1,548,086
Toyo Suisan Kaisha, Ltd. (Japan)	79,000	2,044,328
		3,592,414

Insurance (5.9%)
ACE, Ltd.	27,365	1,431,190
Allianz SE (Germany)	7,477	937,507
AXA SA (France)	75,400	1,677,351
China Pacific Insurance Group Co., Ltd. (China) (NON)	62,200	275,593
ING Groep NV (Netherlands) (NON)	99,076	989,212
Prudential PLC (United Kingdom)	146,465	1,217,198
Zurich Financial Services AG (Switzerland)	16,041	4,114,912
		10,642,963

Investment banking/Brokerage (0.5%)
Credit Suisse Group (Switzerland)	17,587	907,140
		907,140

Lodging/Tourism (0.8%)
TUI Travel PLC (United Kingdom)	292,101	1,336,791
		1,336,791

Medical technology (0.8%)
Covidien PLC (Ireland)	27,246	1,369,929
		1,369,929

Metals (3.2%)
ArcelorMittal (Luxembourg)	61,726	2,708,799
Eurasian Natural Resources Corp. (United Kingdom)	15,765	285,242
Korea Zinc Co., Ltd. (South Korea)	4,432	791,429
Rio Tinto PLC (United Kingdom)	9,155	542,653
United Co., RUSAL PLC (Russia) (NON)	312,000	361,674
Xstrata PLC (United Kingdom) (NON)	51,691	979,595
		5,669,392

Natural gas utilities (1.2%)
Gaz de France SA (France)	25,641	990,512
Tokyo Gas Co., Ltd. (Japan)	245,000	1,080,265
		2,070,777

Office equipment and supplies (1.0%)
Canon, Inc. (Japan)	40,300	1,867,498
		1,867,498

Oil and gas (8.6%)
BP PLC (United Kingdom)	506,792	4,795,564
Nexen, Inc. (Canada)	82,992	2,055,172
Petroleo Brasileiro SA ADR (Brazil)	21,800	969,882
Repsol YPF SA (Spain)	51,399	1,217,014
Royal Dutch Shell PLC Class B (United Kingdom)	106,976	2,947,988
StatoilHydro ASA (Norway)	52,428	1,214,535
Total SA (France)	39,222	2,276,958
		15,477,113

Pharmaceuticals (5.7%)
Astellas Pharma, Inc. (Japan)	39,400	1,427,322
Fujirebio, Inc. (Japan)	49,000	1,494,542
Novartis AG (Switzerland)	68,776	3,717,181
Roche Holding AG (Switzerland)	16,460	2,671,216
UCB SA (Belgium)	19,233	821,295
		10,131,556

Photography/Imaging (0.4%)
Altek Corp. (Taiwan)	431,000	758,927
		758,927

Publishing (0.6%)
Daily Mail and General Trust PLC Class A (United
Kingdom)	143,343	1,082,680
		1,082,680

Real estate (1.8%)
Brookfield Properties Corp. (R)	87,725	1,352,874
Dexus Property Group (Australia)	1,214,584	901,861
Japan Retail Fund Investment Corp. (Japan) (R)	888	1,045,377
		3,300,112

Retail (3.0%)
J Sainsbury PLC (United Kingdom)	279,749	1,391,091
Lawson, Inc. (Japan)	28,500	1,216,984
Next PLC (United Kingdom)	31,291	1,027,827
Wesfarmers, Ltd. (Australia)	58,829	1,714,388
		5,350,290

Semiconductor (0.9%)
Tokyo Electron, Ltd. (Japan)	23,600	1,565,925
		1,565,925

Software (0.7%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	41,421	1,334,170
		1,334,170

Technology services (0.5%)
Perfect World Co., Ltd. ADR (China) (NON)	25,993	973,438
		973,438

Telecommunications (3.9%)
BCE, Inc. (Canada)	59,100	1,738,407
France Telecom SA (France)	54,130	1,295,204
KT Corp. (South Korea)	34,210	1,413,824
Tele2 AB Class B (Sweden)	54,778	915,423
Telecity Group PLC (United Kingdom) (NON)	61,279	394,385
Vodafone Group PLC (United Kingdom)	568,370	1,311,348
		7,068,591

Telephone (1.0%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	40,500	1,707,727
		1,707,727

Tobacco (0.9%)
Japan Tobacco, Inc. (Japan)	440	1,638,699
		1,638,699

Transportation (0.5%)
DP World, Ltd. (United Arab Emirates)	1,892,603	974,691
		974,691

Transportation services (1.1%)
ComfortDelgro Corp., Ltd. (Singapore)	816,000	910,232
Deutsche Post AG (Germany)	63,706	1,105,283
		2,015,515

Trucks and parts (1.2%)
Aisin Seiki Co., Ltd. (Japan)	47,600	1,426,370
Toyoda Gosei Co., Ltd. (Japan)	28,100	788,207
		2,214,577

Water Utilities (0.8%)
Guangdong Investment, Ltd. (China)	2,546,000	1,377,293
		1,377,293

Total common stocks (cost $149,401,441)		$170,397,724

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Index Notes 2s, January 15, 2026 (i)	$115,700	$115,598
U.S. Treasury Notes 0.875s, January 31, 2011 (i)	140,000	140,779

Total U.S. treasury obligations (cost $256,377)		$256,377

SHORT-TERM INVESTMENTS (4.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	6,956,340	$6,956,340
U.S. Treasury Bills for effective yields ranging from
0.33% to 0.36%, November 18, 2010 (SEGSF)	$558,000	556,579
U.S. Treasury Bills for an effective yield of 0.26%,
August 26, 2010	120,000	119,904
U.S. Treasury Cash Management Bills for an effective
yield of 0.20%, July 15, 2010	150,000	149,849

Total short-term investments (cost $7,782,879)		$7,782,672

TOTAL INVESTMENTS

Total investments (cost $157,440,697) (b)		$178,436,773

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $53,829,491) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,321,200	$10,108,994	4/22/10	$212,206
British Pound	10,730,927	10,610,536	4/22/10	120,391
Canadian Dollar	4,723,717	4,599,428	4/22/10	124,289
Danish Krone	1,673,662	1,686,016	4/22/10	(12,354)
Euro	12,707,219	12,729,711	4/22/10	(22,492)
Hong Kong Dollar	2,394,193	2,394,415	4/22/10	(222)
Japanese Yen	4,227,209	4,432,623	4/22/10	(205,414)
Norwegian Krone	732,124	732,338	4/22/10	(214)
Swedish Krona	4,374,347	4,382,717	4/22/10	(8,370)
Swiss Franc	2,205,502	2,152,713	4/22/10	52,789

Total				$260,609

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $37,115,092) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,539,132	$4,445,281	4/22/10	$(93,851)
British Pound	7,777,391	7,683,840	4/22/10	(93,551)
Canadian Dollar	2,556,184	2,501,677	4/22/10	(54,507)
Euro	6,596,602	6,609,116	4/22/10	12,514
Hong Kong Dollar	129,850	129,884	4/22/10	34
Japanese Yen	4,933,649	5,173,722	4/22/10	240,073
Norwegian Krone	2,218,846	2,218,464	4/22/10	(382)
Singapore Dollar	5,827,343	5,806,240	4/22/10	(21,103)
Swedish Krona	862,803	865,384	4/22/10	2,581
Swiss Franc	1,724,081	1,681,484	4/22/10	(42,597)

Total				$(50,789)

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $179,173,835.

(b) The aggregate identified cost on a tax basis is $162,463,737, resulting in gross unrealized appreciation and depreciation of $21,816,019 and $5,842,983, respectively, or net unrealized appreciation of $15,973,036.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,566 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $14,236,139 and $11,416,916, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

At March 31, 2010, liquid assets totaling $264,288 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

Japan	19.3%
United Kingdom	15.3
Canada	7.6
France	7.5
United States	7.5
Switzerland	6.4
Germany	5.5
Australia	4.3
South Korea	4.1
Singapore	3.4
Spain	3.2
China	2.7
Ireland	2.0
Norway	1.7
Italy	1.7
Luxembourg	1.5
Brazil	1.3
Hong Kong	1.0
Czech Republic	0.8
Netherlands	0.6
United Arab Emirates	0.5
Taiwan	0.5
Sweden	0.5
Belgium	0.5
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $110,776 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. At March 31, 2010, the fund had a net liability position of $274,302 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totalled $119,784.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $633,668 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$10,528,521	$--	$--

Capital goods	7,980,233	--	--

Communication services	8,776,318	--	--

Conglomerates	8,609,678	--	--

Consumer cyclicals	18,061,748	--	477,639

Consumer staples	9,790,459	--	--

Energy	15,477,113	--	--

Financials	54,779,853	--	--

Health care	12,346,633	--	--

Technology	9,633,379	--	160,065

Transportation	5,329,930	--	--

Utilities and power	8,446,155	--	--

Total common stocks	169,760,020	--	637,704

U.S. Treasury Obligations	--	256,377	--

Short-term investments	6,956,340	826,332	--

Totals by level	$176,716,360	$1,082,709	$637,704

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$260,609	$--

Forward currency contracts to sell	--	(50,789)	--

Receivable purchase agreement	--	--	162,291

Totals by level	$--	$209,820	$162,291

Transfers of securities from Level 2 into Level 1 totalling $131,943,690 for the reporting period were due to prior period's security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$765,396	$555,576

Total	$765,396	$555,576

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth Fund

The fund's portfolio
3/31/10 (Unaudited)
COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and defense (0.9%)
Cobham PLC (United Kingdom)	72,547	$283,006
MTU Aero Engines Holding AG (Germany)	7,351	427,691
		710,697

Agriculture (0.8%)
China Green Holdings, Ltd. (China) (S)	534,000	672,667
		672,667

Airlines (0.8%)
easyJet PLC (United Kingdom) (NON)	98,240	684,305
		684,305

Automotive (3.5%)
Dongfeng Motor Group Co., Ltd. (China)	322,000	523,402
Honda Motor Co., Ltd. (Japan)	30,800	1,087,757
Porsche Automobil Holding SE (Preference) (Germany)	9,764	595,910
Renault SA (France) (NON)	14,723	690,057
		2,897,126

Banking (7.5%)
Banco Santander Brasil SA ADS (Brazil)	50,267	624,819
Banco Santander Central Hispano SA (Spain)	9,034	120,070
Bank Rakyat Indonesia (Indonesia)	396,000	359,406
Barclays PLC (United Kingdom)	131,222	717,652
BNP Paribas SA (France)	14,889	1,143,487
China Construction Bank Corp. (China)	519,000	424,669
HSBC Holdings PLC (London Exchange) (United Kingdom)	46,669	473,204
National Bank of Greece SA (Greece) (NON)	8,881	178,734
Royal Bank of Canada (Canada)	6,100	357,296
Societe Generale (France)	5,943	373,787
State Bank of India, Ltd. (India)	13,214	611,747
Sumitomo Mitsui Financial Group, Inc. (Japan)	24,000	793,664
		6,178,535

Beverage (3.0%)
Anheuser-Busch InBev NV (Belgium)	25,126	1,265,706
Britvic PLC (United Kingdom)	23,256	163,793
Diageo PLC (United Kingdom)	60,213	1,010,854
		2,440,353

Biotechnology (1.4%)
Biotest AG (Preference) (Germany)	8,015	400,557
Genzyme Corp. (NON)	3,259	168,914
Sinovac Biotech, Ltd. (China) (NON)	93,347	551,681
		1,121,152

Broadcasting (1.6%)
Gestevision Telecinco SA (Spain) (S)	43,097	676,413
Mediaset SpA (Italy)	75,666	650,005
		1,326,418

Cable television (2.6%)
DIRECTV Class A (NON)	20,014	676,673
Jupiter Telecommunications Co., Ltd. (Japan) (S)	350	404,538
Kabel Deutschland GmbH 144A (Germany) (NON)	14,053	397,660
Telenet Group Holding NV (Belgium) (NON)	22,873	691,266
		2,170,137

Chemicals (3.1%)
Agrium, Inc. (Canada)	10,930	773,544
Akzo Nobel NV (Netherlands)	6,099	347,599
BASF SE (Germany)	7,037	436,464
Brenntag AG 144A (Germany) (NON)	3,497	259,787
DIC Corp. (Japan)	204,000	441,010
United Phosphorus, Ltd. (India)	96,535	320,851
		2,579,255

Coal (0.4%)
China Coal Energy Co. (China)	218,000	340,314
		340,314

Commercial and consumer services (1.1%)
Compass Group PLC (United Kingdom)	112,575	898,816
		898,816

Communications equipment (0.3%)

Qualcomm, Inc.	6,120	256,979
		256,979

Computers (1.1%)
Fujitsu, Ltd. (Japan)	141,000	923,502
		923,502

Conglomerates (3.3%)
Mitsubishi Corp. (Japan)	30,200	791,845
Mitsui & Co., Ltd. (Japan)	29,400	494,300
Noble Group, Ltd. (Hong Kong)	446,000	975,874
Siemens AG (Germany)	4,283	428,961
		2,690,980

Construction (1.0%)
China National Building Material Co., Ltd. (China)	176,000	344,673
HeidelbergCement AG (Germany)	9,120	508,749
		853,422

Consumer (1.2%)
Christian Dior SA (France)	9,612	1,025,392
		1,025,392

Consumer goods (3.0%)
Henkel AG & Co. KGaA (Germany)	16,271	876,013
Oriflame Cosmetics SA SDR (Russia)	6,639	414,328
Reckitt Benckiser Group PLC (United Kingdom)	22,258	1,222,019
		2,512,360

Consumer services (0.7%)
Rakuten, Inc. (Japan)	801	579,491
		579,491

Electric utilities (0.3%)
Endesa SA (Spain)	9,103	260,171
		260,171

Electrical equipment (1.6%)
Mitsubishi Electric Corp. (Japan) (NON)	98,000	900,920
Prysmian SpA (Italy)	21,576	424,026
		1,324,946

Electronics (0.3%)
Skyworth Digital Holdings, Ltd. (China)	212,000	247,118
		247,118

Energy (other) (0.9%)
First Solar, Inc. (NON)	6,109	749,269
		749,269

Engineering and construction (0.7%)
Orascom Construction Industries (Egypt)	12,574	602,994
		602,994

Financial (1.8%)
Irish Life & Permanent PLC (Ireland) (NON)	84,099	334,303
Julius Baer Group, Ltd. (Switzerland)	7,484	271,674
ORIX Corp. (Japan)	5,280	468,442
Woori Finance Holdings Co., Ltd. (South Korea) (NON)	30,170	442,735
		1,517,154

Food (5.5%)
Kerry Group PLC Class A (Ireland)	25,545	793,584
Nestle SA (Switzerland)	70,029	3,588,845
Toyo Suisan Kaisha, Ltd. (Japan)	7,000	181,143
		4,563,572

Health-care services (2.4%)
Alapis Holding Industrial and Commercial SA (Greece)	2,202,295	1,308,842
Suzuken Co., Ltd. (Japan)	20,200	712,318
		2,021,160

Insurance (2.9%)
Aflac, Inc.	8,977	487,361
AXA SA (France)	27,899	620,642
QBE Insurance Group, Ltd. (Australia)	22,373	427,209
Zurich Financial Services AG (Switzerland)	3,301	846,788
		2,382,000

Investment banking/Brokerage (0.5%)
Gartmore Group Ltd. (United Kingdom) (NON)	94,145	182,819

Nomura Securities Co., Ltd. (Japan)	28,300	208,676
		391,495

Machinery (1.1%)
Alstom SA (France)	7,243	451,687
Lonking Holdings, Ltd. (China)	637,000	475,869
		927,556

Manufacturing (0.3%)
Trelleborg AB Class B (Sweden) (NON)	30,118	220,332
		220,332

Media (0.9%)
WPP PLC (United Kingdom)	69,242	717,850
		717,850

Medical technology (1.1%)
Covidien PLC (Ireland)	17,410	875,375
		875,375

Metals (11.8%)
ArcelorMittal (Luxembourg)	17,485	767,316
BHP Billiton, Ltd. (Australia)	41,068	1,641,034
BlueScope Steel, Ltd. (Australia) (NON)	179,899	479,898
Eurasian Natural Resources Corp. (United Kingdom)	35,197	636,832
JFE Holdings, Inc. (Japan)	24,200	975,096
Kazakhmys PLC (United Kingdom) (NON)	18,624	431,673
Rio Tinto, Ltd. (Australia)	33,413	2,401,368
United Co., RUSAL PLC (Russia) (NON)	216,000	250,390
Vedanta Resources PLC (United Kingdom)	18,982	799,843
Xstrata PLC (United Kingdom) (NON)	71,407	1,353,233
		9,736,683

Natural gas utilities (2.8%)
Centrica PLC (United Kingdom)	283,445	1,264,479
Tokyo Gas Co., Ltd. (Japan)	229,000	1,009,717
		2,274,196

Office equipment and supplies (1.3%)
Canon, Inc. (Japan)	23,100	1,070,452
		1,070,452

Oil and gas (3.3%)
BG Group PLC (United Kingdom)	68,176	1,180,239
BP PLC (United Kingdom)	29,350	277,727
Cairn Energy PLC (United Kingdom) (NON)	60,177	380,899
Nexen, Inc. (Canada)	18,207	450,869
Technip SA (France)	4,808	390,949
		2,680,683

Pharmaceuticals (7.1%)
Astellas Pharma, Inc. (Japan)	23,900	865,812
Nippon Shinyaku Co., Ltd. (Japan)	57,000	646,008
Roche Holding AG (Switzerland)	18,019	2,924,218
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,838	872,901
UCB SA (Belgium)	13,539	578,148
		5,887,087

Publishing (0.3%)
Reed Elsevier PLC (United Kingdom)	26,970	215,128
		215,128

Real estate (1.5%)
Dexus Property Group (Australia)	113,767	84,475
New World Development Co., Ltd. (Hong Kong)	196,000	383,725
Renhe Commercial Holdings Co., Ltd. (China)	1,918,000	444,673
Soho China, Ltd. (China)	592,000	335,501
		1,248,374

Retail (2.8%)
Esprit Holdings, Ltd. (Hong Kong)	65,400	515,946
Metro AG (Germany)	12,253	726,882
Next PLC (United Kingdom)	5,523	181,416
Pinault-Printemps-Redoute SA (France)	6,642	884,306
		2,308,550

Semiconductor (0.4%)
ASML Holding NV (Netherlands)	10,304	368,260
		368,260

Software (1.6%)
Autonomy Corp. PLC (United Kingdom) (NON)	26,615	736,472
Longtop Financial Technologies Ltd. ADR (China) (NON)	17,855	575,110

		1,311,582

Technology services (0.9%)
Baidu, Inc. ADR (China) (NON)	694	414,318
Sohu.com, Inc. (China) (NON)	5,942	324,433
		738,751

Telecommunications (2.4%)
China Unicom Hong Kong, Ltd. (China)	422,000	475,055
Koninklijke (Royal) KPN NV (Netherlands)	26,088	413,331
Mobile Telesystems ADR (Russia)	10,376	575,868
Telecity Group PLC (United Kingdom) (NON)	79,220	509,852
		1,974,106

Telephone (1.8%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	22,100	931,871
Portugal Telecom SGPS SA (Portugal)	46,743	522,638
		1,454,509

Tire and rubber (0.7%)
Apollo Tyres, Ltd. (India)	149,320	235,838
Nokian Renkaat OYJ (Finland) (S)	12,976	337,038
		572,876

Tobacco (2.9%)
Imperial Tobacco Group PLC (United Kingdom)	22,496	686,348
Japan Tobacco, Inc. (Japan)	323	1,202,954
Philip Morris International, Inc.	9,094	474,343
		2,363,645

Trucks and parts (0.2%)
GKN PLC (United Kingdom) (NON)	83,448	174,798
		174,798

Total common stocks (cost $70,010,190)		$82,042,573

SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	520,888	$520,888
Short-term investments held as collateral for loaned
securities with a yield of 0.01% and a due date
of April 1, 2010 (d)	$1,456,566	1,456,566
U.S. Treasury Bills with an effective yield of 0.27%,
December 16, 2010 (SEGSF)	95,000	94,817
U.S. Treasury Bills with an effective yield of 0.42%,
April 1, 2010	95,000	95,000

Total short-term investments (cost $2,167,269)		$2,167,271

TOTAL INVESTMENTS

Total investments (cost $72,177,459) (b)		$84,209,844

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $46,135,142) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,241,307	$6,113,331	4/22/10	$127,976
British Pound	5,049,241	4,987,335	4/22/10	61,906
Canadian Dollar	1,870,133	1,828,407	4/22/10	41,726
Danish Krone	1,275,711	1,285,128	4/22/10	(9,417)
Euro	17,304,904	17,333,980	4/22/10	(29,076)
Japanese Yen	3,790,954	3,953,538	4/22/10	(162,584)
Norwegian Krone	2,256,277	2,255,927	4/22/10	350
Singapore Dollar	146,079	145,958	4/22/10	121
Swedish Krona	3,058,790	3,068,161	4/22/10	(9,371)
Swiss Franc	5,292,977	5,163,377	4/22/10	129,600

Total				$151,231

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $35,373,095) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,416,610	$3,354,478	4/22/10	$(62,132)
British Pound	2,808,743	2,775,566	4/22/10	(33,177)
Canadian Dollar	3,526,529	3,433,740	4/22/10	(92,789)
Euro	18,590,376	18,625,423	4/22/10	35,047
Hong Kong Dollar	2,375,270	2,375,930	4/22/10	660
Japanese Yen	770,649	810,537	4/22/10	39,888
Norwegian Krone	1,809,500	1,810,209	4/22/10	709
Swedish Krona	931,288	933,421	4/22/10	2,133
Swiss Franc	1,285,276	1,253,791	4/22/10	(31,485)

Total				$(141,146)

Key to holding's abbreviations

ADR American Depository Receipts

ADS American Depository Shares

SDR Swedish Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $82,520,312.

(b) The aggregate identified cost on a tax basis is $72,775,868, resulting in gross unrealized appreciation and depreciation of $13,433,541 and $1,999,565, respectively, or net unrealized appreciation of $11,433,976.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $1,379,184. The fund received cash collateral of $1,456,566 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $190 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,306,800 and $6,164,537, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $250,666 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS and SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United Kingdom	18.3%
Japan	17.8
Switzerland	9.2
China	7.4
France	6.7
Germany	6.1
Australia	6.1
United States	4.3
Belgium	3.1
Ireland	2.4
Hong Kong	2.3
Canada	1.9
Greece	1.8
Russia	1.5
India	1.4
Netherlands	1.4
Italy	1.3
Spain	1.3
Israel	1.1
Luxembourg	0.9
Brazil	0.8
Egypt	0.7
Portugal	0.6
South Korea	0.5

Other	1.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at March 31, 2010 are indicative of the volume of activety during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $9,827 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $266,847 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $94,317.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $182,958 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$ 13,842,027	$ --	$ --

	Capital goods	5,031,775	--	--

	Communication services	5,598,752	--	--

	Conglomerates	2,690,980	--	--

	Consumer cyclicals	9,235,274	--	--

	Consumer staples	13,186,303	--	--

	Energy	3,770,266	--	--

	Financial	11,717,558	--	--

	Health care	9,904,774	--	--

	Technology	3,846,192	--	--

	Transportation	684,305	--	--

	Utilities and power	2,534,367	--	--

Total common stocks		82,042,573	--	--

Short-term investments		520,888	1,646,383	--

Totals by level		$ 82,563,461	$ 1,646,383	$ --

Transfers of securities from Level 2 into Level 1 totalling $56,243,000 for the period ended March 31, 2010 were due to prior periods security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$ --	$151,231	$--

Forward currency contracts to sell	--	(141,146)	--

Receivable purchase agreement	--	--	46,858

Totals by level	$ --	$ 10,085	$ 46,858

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$440,906	$430,821

Total	$ 440,906	$ 430,821

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Investors Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and defense (3.8%)
Boeing Co. (The)	10,100	$733,361
Goodrich Corp.	20,900	1,473,868
L-3 Communications Holdings, Inc.	8,400	769,692
Northrop Grumman Corp.	19,300	1,265,501
Precision Castparts Corp.	1,100	139,381
Raytheon Co.	47,400	2,707,488
United Technologies Corp.	48,110	3,541,377
		10,630,668

Airlines (0.2%)
Southwest Airlines Co.	44,500	588,290
		588,290

Automotive (0.6%)
Dollar Thrifty Automotive Group (NON)	8,400	269,892
Lear Corp. (NON)	13,300	1,055,355
TRW Automotive Holdings Corp. (NON)	15,000	428,700
		1,753,947

Banking (7.5%)
Banco Santander Brasil SA ADS (Brazil)	37,014	460,084
Bank of America Corp.	272,942	4,872,015
Comerica, Inc.	18,900	718,956
First Midwest Bancorp, Inc.	34,036	461,188
First Southern Bancorp, Inc. Class B (F)(NON)	19,890	348,075
Flushing Financial Corp.	6,049	76,581
JPMorgan Chase & Co.	176,427	7,895,108
NBH Holdings Co., Inc. 144A Class A (NON)	27,300	546,000
PNC Financial Services Group, Inc.	29,100	1,737,270
Wells Fargo & Co.	129,158	4,019,397
		21,134,674

Beverage (1.9%)
Coca-Cola Enterprises, Inc.	35,600	984,696
Molson Coors Brewing Co. Class B	27,900	1,173,474
PepsiCo, Inc.	49,220	3,256,395
		5,414,565

Biotechnology (1.0%)
Amgen, Inc. (NON)	42,730	2,553,545
Ironwood Pharmaceuticals, Inc. (NON)	20,694	279,782
		2,833,327

Broadcasting (0.5%)
CBS Corp. Class B	28,500	397,290
DISH Network Corp. Class A	35,500	739,110
Liberty Media Corp. - Starz Ser. A (NON)	7,290	398,617
		1,535,017

Building materials (0.2%)
Owens Corning, Inc. (NON)	22,700	577,488
		577,488

Cable television (1.8%)
Comcast Corp. Class A	130,770	2,461,091
DIRECTV Class A (NON)	67,807	2,292,555
IAC/InterActiveCorp. (NON)	17,800	404,772
		5,158,418

Chemicals (2.0%)
Agrium, Inc. (Canada)	6,500	459,095
Celanese Corp. Ser. A	17,600	560,560
Dow Chemical Co. (The)	29,601	875,302
E.I. du Pont de Nemours & Co.	41,700	1,552,908
Huntsman Corp.	30,900	372,345
Lubrizol Corp. (The)	9,200	843,824
PPG Industries, Inc.	9,300	608,220
W.R. Grace & Co. (NON)	15,463	429,253
		5,701,507

Combined utilities (0.6%)
El Paso Corp.	161,600	1,751,744
		1,751,744

Commercial and consumer services (0.5%)
Equifax, Inc.	10,100	361,580
Manpower, Inc.	10,610	606,043

URS Corp. (NON)	8,800	436,568
		1,404,191

Communications equipment (2.9%)
Cisco Systems, Inc. (NON)	169,141	4,402,740
Harris Corp.	22,900	1,087,521
Qualcomm, Inc.	45,100	1,893,749
Tellabs, Inc.	91,600	693,412
		8,077,422

Computers (7.5%)
Apple, Inc. (NON)	30,817	7,239,838
EMC Corp. (NON)	110,200	1,988,008
Hewlett-Packard Co.	73,070	3,883,671
IBM Corp.	46,920	6,017,490
Lexmark International, Inc. Class A (NON)	12,100	436,568
Seagate Technology (NON) (S)	30,900	564,234
Silicon Graphics International Corp. (NON)	40,700	435,083
Western Digital Corp. (NON)	16,100	627,739
		21,192,631

Conglomerates (2.4%)
General Electric Co.	212,220	3,862,404
SPX Corp.	19,400	1,286,608
Tyco International, Ltd.	40,400	1,545,300
		6,694,312

Consumer finance (0.4%)
Capital One Financial Corp.	13,700	567,317
SLM Corp. (NON)	35,200	440,704
		1,008,021

Consumer goods (2.7%)
Colgate-Palmolive Co.	15,200	1,295,952
Estee Lauder Cos., Inc. (The) Class A	9,400	609,778
Kimberly-Clark Corp.	25,000	1,572,000
Procter & Gamble Co. (The)	65,650	4,153,676
		7,631,406

Consumer services (0.4%)
Avis Budget Group, Inc. (NON)	103,400	1,189,100
		1,189,100

Containers (0.2%)
Owens-Illinois, Inc. (NON)	17,300	614,842
		614,842

Electric utilities (1.6%)
Ameren Corp.	36,172	943,366
DTE Energy Co.	18,700	834,020
Edison International	49,950	1,706,792
Great Plains Energy, Inc.	44,300	822,651
Integrys Energy Group, Inc.	6,000	284,280
		4,591,109

Electrical equipment (0.2%)
Emerson Electric Co.	11,500	578,910
		578,910

Electronics (2.0%)
Garmin, Ltd.	18,700	719,576
Intel Corp.	72,320	1,609,843
Jabil Circuit, Inc.	17,200	278,468
Marvell Technology Group, Ltd. (NON)	28,800	586,944
Sensata Technologies Holding NV (Netherlands) (NON)	44,100	792,036
Texas Instruments, Inc.	69,000	1,688,430
		5,675,297

Energy (oil field) (1.8%)
National-Oilwell Varco, Inc.	10,900	442,322
Noble Corp. (Switzerland) (NON)	19,100	798,762
Schlumberger, Ltd. (S)	19,900	1,262,854
Smith International, Inc.	25,000	1,070,500
Transocean, Ltd. (Switzerland) (NON)	18,800	1,623,944
		5,198,382

Energy (other) (0.3%)
First Solar, Inc. (NON)	7,600	932,140
		932,140

Engineering and construction (0.2%)
Shaw Group, Inc. (NON)	17,200	592,024
		592,024

Environmental (0.2%)
Foster Wheeler AG (Switzerland) (NON)	18,400	499,376
		499,376

Financials (0.6%)
Assurant, Inc.	17,000	584,460
CME Group, Inc.	3,300	1,043,163
		1,627,623

Food (1.7%)
General Mills, Inc.	20,230	1,432,082
Kellogg Co.	11,700	625,131
Kraft Foods, Inc. Class A	69,474	2,100,894
Sara Lee Corp.	40,200	559,986
		4,718,093

Forest products and packaging (0.8%)
International Paper Co.	31,600	777,676
MeadWestvaco Corp.	37,120	948,416
Sealed Air Corp.	28,600	602,888
		2,328,980

Health-care services (4.4%)
Aetna, Inc.	51,600	1,811,676
AmerisourceBergen Corp.	37,500	1,084,500
Cardinal Health, Inc.	23,200	835,896
Community Health Systems, Inc. (NON)	24,400	901,092
McKesson Corp.	41,380	2,719,494
Omnicare, Inc.	49,200	1,391,868
UnitedHealth Group, Inc.	39,800	1,300,266
WellPoint, Inc. (NON)	37,700	2,427,126
		12,471,918

Household furniture and appliances (0.2%)
Whirlpool Corp.	5,800	506,050
		506,050

Insurance (4.5%)
ACE, Ltd.	38,620	2,019,826
Aflac, Inc.	21,100	1,145,519
American Financial Group, Inc.	21,800	620,210
Assured Guaranty, Ltd. (Bermuda)	63,700	1,399,489
Berkshire Hathaway, Inc. Class B (NON)	19,730	1,603,457
Hartford Financial Services Group, Inc. (The)	69,013	1,961,349
Primerica, Inc. (NON)	2,217	33,255
Prudential Financial, Inc.	12,700	768,350
RenaissanceRe Holdings, Ltd.	10,400	590,304
Travelers Cos., Inc. (The)	48,390	2,610,157
		12,751,916

Investment banking/Brokerage (1.8%)
BlackRock, Inc.	2,600	566,176
Bond Street Holdings, LLC Class A (F)(NON)	46,942	962,311
Goldman Sachs Group, Inc. (The)	20,420	3,484,265
		5,012,752

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	26,200	674,126
		674,126

Machinery (0.9%)
CNH Global NV (Netherlands) (NON)	20,800	639,600
Parker Hannifin Corp.	17,300	1,120,002
Timken Co.	25,200	756,252
		2,515,854

Manufacturing (0.1%)
Eaton Corp.	5,667	429,389
		429,389

Media (1.3%)
Time Warner, Inc.	104,000	3,252,080
WPP PLC (United Kingdom)	42,928	445,046
		3,697,126

Medical technology (1.8%)
Boston Scientific Corp. (NON)	58,322	421,085
Covidien PLC (Ireland)	13,300	668,724
Hospira, Inc. (NON)	23,910	1,354,502
Medtronic, Inc.	40,390	1,818,762
St. Jude Medical, Inc. (NON)	17,800	730,690
		4,993,763

Metals (0.7%)

Freeport-McMoRan Copper & Gold, Inc. Class B	11,300	944,002
Gerdau Ameristeel Corp. (NON)	53,900	422,037
Reliance Steel & Aluminum Co.	13,900	684,297
		2,050,336

Natural gas utilities (0.5%)
Atmos Energy Corp.	9,700	277,129
NiSource, Inc.	46,000	726,800
ONEOK, Inc.	9,400	429,110
		1,433,039

Oil and gas (7.2%)
Anadarko Petroleum Corp.	13,000	946,790
BP PLC ADR (United Kingdom)	27,650	1,577,986
Chevron Corp.	79,940	6,061,850
El Paso Pipeline Partners, LP. (Units)	30,154	840,995
Exxon Mobil Corp.	70,030	4,690,609
Marathon Oil Corp.	26,880	850,483
Nabors Industries, Ltd. (NON)	24,700	484,861
Occidental Petroleum Corp.	27,472	2,322,483
PetroHawk Energy Corp. (NON)	25,649	520,162
XTO Energy, Inc.	43,600	2,057,041
		20,353,260

Pharmaceuticals (6.1%)
Abbott Laboratories	60,910	3,208,739
GlaxoSmithKline PLC ADR (United Kingdom)	14,500	558,540
Johnson & Johnson	96,160	6,269,632
Novartis AG ADR (Switzerland)	12,500	676,250
Perrigo Co.	12,900	757,488
Pfizer, Inc.	303,901	5,211,902
Somaxon Pharmaceuticals, Inc. (NON)	70,558	610,327
		17,292,878

Power producers (0.4%)
AES Corp. (The) (NON)	94,500	1,039,500
		1,039,500

Publishing (0.8%)
Gannett Co., Inc. (S)	50,700	837,564
New York Times Co. (The) Class A (NON)	49,200	547,596
R. R. Donnelley & Sons Co.	43,600	930,860
		2,316,020

Real estate (0.4%)
CBL & Associates Properties, Inc. (R)	60,899	834,316
Terreno Realty Corp. (NON)(R)	13,126	258,976
		1,093,292

Regional Bells (1.7%)
AT&T, Inc.	90,920	2,349,373
Verizon Communications, Inc.	76,990	2,388,230
		4,737,603

Restaurants (0.9%)
Darden Restaurants, Inc.	9,500	423,130
McDonald's Corp.	30,230	2,016,946
		2,440,076

Retail (5.0%)
Coach, Inc. (S)	20,700	818,064
Costco Wholesale Corp.	9,700	579,187
CVS Caremark Corp.	68,080	2,489,005
Home Depot, Inc. (The)	42,200	1,365,170
JC Penney Co., Inc. (Holding Co.)	15,900	511,503
Macy's, Inc.	57,834	1,259,046
O'Reilly Automotive, Inc. (NON) (S)	10,500	437,955
Ross Stores, Inc.	10,900	582,823
Safeway, Inc.	28,100	698,566
Sears Holdings Corp. (NON) (S)	4,400	477,092
Target Corp.	33,800	1,777,880
Wal-Mart Stores, Inc.	58,500	3,252,600
		14,248,891

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	13,300	815,157
		815,157

Semiconductor (0.6%)
Atmel Corp. (NON)	112,000	563,360
Formfactor, Inc. (NON)	29,231	519,143
KLA-Tencor Corp.	23,200	717,344
		1,799,847

Shipping (0.7%)
Overseas Shipholding Group	8,600	337,378

Ryder System, Inc.	22,300	864,348
Safe Bulkers, Inc. (Greece)	28,033	219,218
Scorpio Tankers, Inc. (Monaco) (NON)	37,845	475,333
		1,896,277

Software (4.5%)
CA, Inc.	24,700	579,709
Longtop Financial Technologies Ltd. ADR (China) (NON)	14,712	473,874
Microsoft Corp.	262,350	7,678,985
Oracle Corp.	140,230	3,602,509
VMware, Inc. Class A (NON)	8,000	426,400
		12,761,477

Technology (0.5%)
Tech Data Corp. (NON)	13,000	544,700
Unisys Corp. (NON)	22,580	787,816
		1,332,516

Technology services (2.5%)
Accenture PLC Class A	51,676	2,167,808
Baidu, Inc. ADR (China) (NON)	636	379,692
Computer Sciences Corp. (NON)	12,400	675,676
Google, Inc. Class A (NON)	5,998	3,400,926
SAIC, Inc. (NON)	22,400	396,216
		7,020,318

Telecommunications (1.0%)
Iridium Communications, Inc. (NON) (S)	196,761	1,595,732
NII Holdings, Inc. (NON)	13,400	558,244
Sprint Nextel Corp. (NON)	166,800	633,840
		2,787,816

Telephone (0.5%)
Qwest Communications International, Inc.	291,500	1,521,630
		1,521,630

Textiles (0.2%)
VF Corp.	6,400	512,960
		512,960

Tobacco (1.7%)
Lorillard, Inc.	20,380	1,533,391
Philip Morris International, Inc.	61,480	3,206,797
		4,740,188

Toys (0.4%)
Mattel, Inc.	26,100	593,514
Nintendo Co., Ltd. (Japan)	1,700	569,456
		1,162,970

Waste Management (0.8%)
IESI-BFC, Ltd. (Canada) (S)	69,240	1,187,466
Republic Services, Inc.	19,400	562,988
Waste Management, Inc.	14,700	506,121
		2,256,575

Total common stocks (cost $232,131,682)		$280,299,024

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

BPZ Resources, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2015	$364,000	$453,180

Total convertible bonds and notes (cost $364,000)		$453,180

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	12,463	$329,771

Total convertible preferred stocks (cost $311,575)		$329,771

PREFERRED STOCKS (--%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired
12/17/09, cost $34,000) (F)(RES)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (1.8%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$5,161,290	$5,160,603

Total short-term investments (cost $5,160,603)		$5,160,603

TOTAL INVESTMENTS

Total investments (cost $238,001,860) (b)	$286,276,578

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $8,777) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apollo Group, Inc. Class A (Call)	9,709	Apr-10/$70.00	$527

Total			$527

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

NOTES

(a) Percentages indicated are based on net assets of $282,807,529.

(b) The aggregate identified cost on a tax basis is $242,558,836, resulting in gross unrealized appreciation and depreciation of $49,068,311 and $5,350,569, respectively, or net unrealized appreciation of $43,717,742.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2010 was $34,000, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $5,012,606. The fund received cash collateral of $5,160,603 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $81 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,454,032 and $5,506,977, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $679,630 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 94,000 on Purchased options contracts for the period ended March 31, 2010. The fund had an average contract amount of approximately 158,000 on Written options contracts for the period ended March 31, 2010. For the period ended March 31, 2010, the fund did not have any activity on Futures contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $527 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$10,080,823	$--	$--

Capital goods	18,117,638	--	--

Communication services	14,205,467	--	--

Conglomerates	6,694,312	--	--

Consumer cyclicals	24,622,028	--	--

Consumer staples	30,715,343	--	--

Energy	26,483,782	--	--

Financials	40,771,892	546,000	1,310,386

Health care	37,591,886	--	--

Technology	57,859,508	--	--

Transportation	2,484,567	--	--

Utilities and power	8,815,392	--	--

Total common stocks	278,442,638	546,000	1,310,386

Convertible bonds and notes	--	453,180	--

Convertible preferred stocks	--	329,771	--

Preferred stocks	--	--	34,000

Short-term investments	--	5,160,603	--

Totals by level	$278,442,638	$6,489,554	$1,344,386

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(527)	$--

Totals by level	$--	$(527)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$--	$527

Total	$--	$527

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Mid Cap Value Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (1.1%)
BE Aerospace, Inc. (NON)	16,160	$492,072
		492,072

Airlines (0.3%)
Republic Airways Holdings, Inc. (NON)	21,040	124,557
		124,557

Banking (6.6%)
Comerica, Inc.	11,540	438,982
First Horizon National Corp. (NON)	34,985	491,539
Huntington Bancshares, Inc.	81,220	436,151
People's United Financial, Inc.	17,160	268,382
Popular, Inc. (Puerto Rico) (NON)	108,080	314,513
SunTrust Banks, Inc.	23,120	619,385
SVB Financial Group (NON)	9,920	462,867
		3,031,819

Beverage (0.7%)
Molson Coors Brewing Co. Class B	7,310	307,459
		307,459

Biotechnology (1.5%)
Viropharma, Inc. (NON)	49,850	679,456
		679,456

Broadcasting (1.0%)
TiVo, Inc. (NON)	26,540	454,365
		454,365

Building materials (2.5%)
Masco Corp.	40,820	633,526
Owens Corning, Inc. (NON) (S)	21,450	545,688
		1,179,214

Chemicals (1.8%)
Ashland, Inc.	8,490	448,017
Valspar Corp.	12,930	381,176
		829,193

Coal (2.3%)
Massey Energy Co.	11,470	599,766
Walter Industries, Inc.	4,970	458,582
		1,058,348

Communications equipment (0.6%)
Tellabs, Inc.	36,010	272,596
		272,596

Computers (3.4%)
Brocade Communications Systems, Inc. (NON)	72,413	413,478
Polycom, Inc. (NON)	15,030	459,617
Silicon Graphics International Corp. (NON)	21,100	225,559
Xerox Corp.	48,330	471,218
		1,569,872

Construction (1.0%)
USG Corp. (NON)	27,800	477,048
		477,048

Consumer goods (3.8%)
Alberto-Culver Co.	28,660	749,459
Church & Dwight Co., Inc.	7,580	507,481
Newell Rubbermaid, Inc.	32,066	487,403
		1,744,343

Consumer services (1.4%)
Avis Budget Group, Inc. (NON)	54,320	624,680
		624,680

Containers (2.3%)
Owens-Illinois, Inc. (NON)	15,200	540,208
Silgan Holdings, Inc. (S)	8,870	534,240

		1,074,448

Electric utilities (4.2%)
Ameren Corp.	21,640	564,371
DTE Energy Co.	14,690	655,174
Great Plains Energy, Inc.	26,170	485,977
Progress Energy, Inc.	6,080	239,309
		1,944,831

Electronics (0.5%)
Micron Technology, Inc. (NON)	22,503	233,806
		233,806

Energy (oil field) (1.7%)
Oceaneering International, Inc. (NON)	5,180	328,878
Superior Well Services, Inc. (NON) (S)	32,495	434,783
		763,661

Financial (2.2%)
CIT Group, Inc. (NON)	8,190	319,082
Discover Financial Services	29,940	446,106
MGIC Investment Corp. (NON)	22,790	250,006
		1,015,194

Food (1.1%)
Mead Johnson Nutrition Co. Class A	10,010	520,820
		520,820

Forest products and packaging (0.8%)
Louisiana-Pacific Corp. (NON)	41,790	378,200
		378,200

Health-care services (6.3%)
AmerisourceBergen Corp.	20,880	603,850
Coventry Health Care, Inc. (NON)	10,040	248,189
Humana, Inc. (NON)	7,080	331,132
Lincare Holdings, Inc. (NON)	21,080	946,070
Mednax, Inc. (NON)	7,880	458,537
Omnicare, Inc.	10,665	301,713
		2,889,491

Homebuilding (1.0%)
M.D.C. Holdings, Inc.	12,720	440,239
		440,239

Insurance (8.3%)
Assured Guaranty, Ltd. (Bermuda)	25,020	549,689
Fidelity National Financial, Inc. Class A	25,600	379,392
Hanover Insurance Group, Inc. (The)	7,940	346,263
Hartford Financial Services Group, Inc. (The)	23,346	663,493
HCC Insurance Holdings, Inc.	12,960	357,696
Marsh & McLennan Cos., Inc.	17,540	428,327
W.R. Berkley Corp.	16,130	420,832
XL Capital, Ltd. Class A	34,890	659,421
		3,805,113

Investment banking/Brokerage (2.5%)
Ameriprise Financial, Inc.	11,868	538,332
Bond Street Holdings, LLC Class A (NON) (F)	5,520	113,160
Invesco, Ltd.	22,760	498,672
		1,150,164

Media (1.1%)
Interpublic Group of Companies, Inc. (The) (NON)	62,252	517,937
		517,937

Medical technology (1.5%)
Cooper Companies, Inc. (The)	10,800	419,904
Kinetic Concepts, Inc. (NON)	5,960	284,948
		704,852

Metals (2.5%)
Steel Dynamics, Inc.	24,980	436,401
United States Steel Corp.	11,310	718,411
		1,154,812

Natural gas utilities (2.2%)
National Fuel Gas Co.	7,830	395,807
Questar Corp.	14,040	606,528
		1,002,335

Oil and gas (5.3%)
Cabot Oil & Gas Corp. Class A	12,590	463,312

Newfield Exploration Co. (NON)		9,248	481,358
PetroHawk Energy Corp. (NON)		28,020	568,246
Pioneer Natural Resources Co.		12,550	706,816
Swift Energy Co. (NON)		7,050	216,717
			2,436,449

Power producers (1.1%)
AES Corp. (The) (NON)		31,880	350,680
RRI Energy, Inc. (NON)		41,210	152,065
			502,745

Publishing (0.8%)
Gannett Co., Inc.		21,540	355,841
			355,841

Real estate (2.3%)
Chimera Investment Corp. (R)		119,283	464,011
Glimcher Realty Trust (R)		46,680	236,668
Host Marriott Corp. (R)		24,764	362,793
			1,063,472

Restaurants (1.4%)
Domino's Pizza, Inc. (NON)		46,760	637,806
			637,806

Retail (6.8%)
Big Lots, Inc. (NON)		13,030	474,553
Macy's, Inc.		28,410	618,486
NBTY, Inc. (NON)		9,890	474,522
OfficeMax, Inc. (NON)		41,560	682,415
Pier 1 Imports, Inc. (NON) (S)		70,760	450,741
Ross Stores, Inc.		6,100	326,167
Talbots, Inc. (NON)		9,820	127,267
			3,154,151

Schools (1.1%)
Career Education Corp. (NON)		15,890	502,760
			502,760

Semiconductor (3.6%)
Atmel Corp. (NON)		173,550	872,957
Cymer, Inc. (NON)		12,268	457,596
Formfactor, Inc. (NON)		18,700	332,112
			1,662,665

Shipping (2.3%)
Con-way, Inc.		14,490	508,889
Genco Shipping & Trading, Ltd. (NON) (S)		27,210	574,403
			1,083,292

Software (1.0%)
Amdocs, Ltd. (United Kingdom) (NON)		15,160	456,468
			456,468

Technology services (2.0%)
Ingram Micro, Inc. Class A (NON)		24,670	432,959
United Online, Inc.		66,524	497,600
			930,559

Telephone (0.6%)
Leap Wireless International, Inc. (NON)		17,520	286,627
			286,627

Textiles (1.1%)
Hanesbrands, Inc. (NON)		17,490	486,572
			486,572

Toys (1.1%)
Mattel, Inc.		21,830	496,414
			496,414

Trucks and parts (0.9%)
Autoliv, Inc. (Sweden) (NON)		7,670	395,232
			395,232

Total common stocks (cost $35,398,920)			$44,891,978

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Alliance Data Systems Corp. (Call)	Sep-10/$75	20,510	$30,560
Avis Budget Group, Inc. (Call)	May-10/12.5	56,421	36,674
Boston Scientific Corp. (Call)	Aug-10/8	53,000	25,175

Brocade Communications Systems, Inc. (Call) (F)	Oct-10/6	62,583	32,364
Community Health Systems, Inc. (Call)	Sep-10/45	14,770	16,770
Micron Technology, Inc. (Call)	Jul-10/12	59,079	32,790
Micron Technology, Inc. (Call)	Apr-10/12	130,158	10,413
Republic Airways Holdings, Inc. (Call)	Aug-10/7.5	27,654	8,849
Semiconductor HOLDRs Trust (Call)	Apr-10/28	39,288	20,614
Talbots, Inc. (Call)	Apr-10/12.5	31,690	15,845

Total purchased options outstanding (cost $280,864)			$230,054

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
		Principal amount	Value

U.S. Treasury Inflation Protected Notes, 1.375s,
January 15, 2020		$30,055	$29,551

Total U.S. treasury obligations (cost $29,551)			$29,551

SHORT-TERM INVESTMENTS (10.4%)(a)
	Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)		3,245,424	$3,245,424
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)		$1,438,591	1,438,400
U.S. Treasury Bills, for an effective yield of 0.27%,
December 16, 2010		110,000	109,791

Total short-term investments (cost $4,793,615)			$4,793,615

TOTAL INVESTMENTS

Total investments (cost $40,502,950)(b)			$49,945,198

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $241,461) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

AES Corp. (Call)	6,541	May-10/$13.74	$591
Alliance Data Systems Corp. (Call)	20,510	Sep-10/85	5,948
Avis Budget Group, Inc. (Call)	56,421	May-10/15	9,027
Boston Scientific Corp. (Call)	53,000	Aug-10/10	5,300
Brocade Communications Systems, Inc. (Call)	62,583	Oct-10/8	11,891
Community Health Systems, Inc. (Call)	14,770	Sep-10/55	3,199
Gannett Co. (Call)	19,750	Jul-10/19	13,209
Hartford Financial Services Group, Inc. (The) (Call)	8,520	Jun-10/25	34,506
Hartford Financial Services Group, Inc. (The) (Call)	8,172	May-10/27.7	16,597
Huntington Bancshares, Inc. (Call)	73,440	May-10/5.46	25,572
Leap Wireless International, Inc. (Call)	8,970	May-10/17.76	6,240
Macy's, Inc. (Call)	4,362	May-10/20.55	8,297
Masco Corp. (Call)	8,125	May-10/15.98	4,623
Massey Energy Co. (Call)	1,850	May-10/49.75	9,972
Micron Technology, Inc. (Call)	59,079	Jul-10/14	11,720
Micron Technology, Inc. (Call)	130,158	Apr-10/13	3,905
Newfield Exploration Co. (Call)	1,176	May-10/58.23	1,077
Owens Corning (Call)	19,930	May-10/28.43	5,580
Pioneer Natural Resources Co. (Call)	1,931	May-10/55.77	6,488
Republic Airways Holdings, Inc. (Call)	27,654	Aug-10/10	1,936
RRI Energy, Inc. (Call)	36,770	May-10/5.66	404
Steel Dynamics, Inc. (Call)	4,536	May-10/18.54	2,708
Talbots, Inc. (Put)	31,690	Apr-10/12.5	1,585
United States Steel Corp. (Call)	1,568	May-10/58.03	12,263
United States Steel Corp. (Call) (F)	12,830	May-10/7.09	9,466

Total			$212,104

NOTES

(a) Percentages indicated are based on net assets of $45,999,587.

(b) The aggregate identified cost on a tax basis is $41,799,480, resulting in gross unrealized appreciation and depreciation of $8,950,306 and $804,588, respectively, or net unrealized appreciation of $8,145,718.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $1,374,144. The fund received cash collateral of $1,438,400 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $560 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,016,246 and $5,337,142, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $18,299,846 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended March 31, 2010 the fund did not have any activity on futures contracts. The fund had an average contract amount of approximately 400,000 on prchased options contracts and approximately 500,000 on written options contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $137,120 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,839,253	$--	$--

Capital goods	1,961,752	--	--

Communication services	286,627	--	--

Consumer cyclicals	7,084,733	--	--

Consumer staples	4,337,868	--	--

Energy	4,258,458	--	--

Financial	9,952,602	--	113,160

Health care	4,273,799	--	--

Technology	5,125,966	--	--

Transportation	1,207,849	--	--

Utilities and power	3,449,911	--	--

Total common stocks	44,778,818	--	113,160

Purchased options outstanding	--	230,054	--

U.S. Treasury Obligations	--	29,551	--

Short-term investments	3,245,424	1,548,191	--

Totals by level	$48,024,242	$1,807,796	$113,160

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(212,104)	$--

Totals by level	$--	$(212,104)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$230,054	$212,104

Total	$230,054	$212,104

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
3/31/10 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes FRN,
Ser. BKNT	0.287	9/13/10	$4,220,000	$4,220,000
Citibank, N.A. FDIC guaranteed notes FRN	0.339	9/30/10	3,025,000	3,025,000
Citigroup Funding, Inc. FDIC guaranteed sr. notes FRN,
MTN, Ser. D	0.349	7/30/10	4,000,000	4,000,000
Fannie Mae	0.250	9/13/10	600,000	599,313
Fannie Mae	0.235	9/1/10	3,600,000	3,596,405
Fannie Mae	0.220	7/12/10	4,200,000	4,197,382
Fannie Mae unsec. notes FRN	0.141	7/13/10	6,000,000	5,999,797
Federal Farm Credit Bank	0.200	7/9/10	2,350,000	2,348,708
Federal Farm Credit Bank FRB	0.420	8/10/10	2,400,000	2,400,000
Federal Farm Credit Bank FRB	0.246	11/26/10	3,400,000	3,400,000
Federal Farm Credit Bank FRB, Ser. 1	0.257	2/28/11	3,300,000	3,300,000
Federal Farm Credit Bank FRB, Ser. 2	0.387	4/27/10	4,200,000	4,199,970
Federal Home Loan Bank unsec. bonds (k)	1.150	4/16/10	3,000,000	3,000,170
Federal Home Loan Bank unsec. bonds (k)	0.950	4/1/10	5,000,000	5,000,000
Federal Home Loan Bank unsec. bonds (k)	0.550	6/10/10	3,300,000	3,299,638
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.280	7/9/10	3,300,000	3,300,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.059	11/8/10	2,800,000	2,800,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 2	0.101	11/19/10	3,000,000	2,999,618
Federal Home Loan Bank unsec. bonds, Ser. 1 (k)	0.800	4/30/10	3,000,000	3,000,000
Freddie Mac unsec. notes FRN	0.232	8/24/10	7,000,000	7,000,000
Freddie Mac unsec. notes FRN	0.151	7/14/10	4,000,000	4,000,000
Freddie Mac	0.240	9/15/10	2,000,000	1,997,773
Freddie Mac Ser. RB	0.245	9/7/10	8,000,000	7,991,277
Freddie Mac	0.250	8/20/10	2,319,000	2,316,729
Freddie Mac	0.200	7/14/10	2,500,000	2,498,556
Freddie Mac unsec. notes FRN	0.252	9/24/10	3,000,000	2,999,711

Total U.S. government agency obligations (cost $93,490,047)				$93,490,047

ASSET-BACKED COMMERCIAL PAPER (17.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization Corp.	0.240	5/21/10	$3,000,000	$2,999,000
Citibank Credit Card Issuance Trust	0.210	4/13/10	2,000,000	1,999,860
Citibank Credit Card Issuance Trust	0.200	4/7/10	1,500,000	1,499,950
Fairway Finance, LLC	0.250	5/4/10	920,000	919,789
Gotham Funding Corp.	0.240	4/26/10	1,003,000	1,002,833
Gotham Funding Corp.	0.220	4/8/10	998,000	997,957
Gotham Funding Corp.	0.180	4/1/10	4,119,000	4,119,000
Govco, Inc.	0.200	5/17/10	2,000,000	1,999,489
Manhattan Asset Funding Co., LLC	0.210	4/19/10	1,500,000	1,499,843
Manhattan Asset Funding Co., LLC	0.200	4/15/10	2,400,000	2,399,813
Park Avenue Receivables	0.200	5/24/10	4,000,000	3,998,822
Royal Park Investments Funding Corp. (Belgium)	0.250	6/1/10	3,300,000	3,298,602
Royal Park Investments Funding Corp. (Belgium)	0.210	4/12/10	3,800,000	3,799,756
Sheffield Receivables	0.270	8/11/10	4,000,000	3,996,040
Sheffield Receivables	0.200	5/13/10	2,300,000	2,299,463
Starbird Funding Corp.	0.233	6/7/10	3,000,000	2,998,716
Victory Receivables Corp.	0.220	4/14/10	4,000,000	3,999,682
Windmill Funding Corp.	0.330	7/19/10	2,500,000	2,497,502
Windmill Funding Corp.	0.300	7/6/10	3,000,000	2,997,600
Windmill Funding Corp.	0.270	7/7/10	1,500,000	1,498,909
Working Capital Management Co.	0.250	4/8/10	1,856,000	1,855,910
Working Capital Management Co. 144A	0.200	4/1/10	3,500,000	3,499,981
Yorktown Capital, LLC	0.230	4/21/10	5,000,000	4,999,361

Total asset-backed commercial paper (cost $61,177,878)				$61,177,878

CERTIFICATES OF DEPOSIT (17.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Barclays Bank PLC/NY (United Kingdom)	0.440	4/22/10	$4,300,000	$4,300,000
BNP Paribas/New York, NY (France)	0.300	8/16/10	4,100,000	4,100,000
BNP Paribas/New York, NY (France)	0.240	5/13/10	3,400,000	3,400,000
Credit Agricole Corporate and Investment Bank/New York
FRN	0.390	7/2/10	1,800,000	1,800,425
Credit Agricole Corporate and Investment Bank/New York
FRN	0.260	4/20/10	6,000,000	6,000,000
Commonwealth Bank of Australia (Australia)	0.330	6/29/10	2,000,000	2,000,025
DnB NOR Bank ASA/New York FRN (Norway)	0.301	10/19/10	5,000,000	5,000,000
ING Bank NV/London (United Kingdom)	0.300	4/6/10	2,500,000	2,500,000
ING Bank NV/London (United Kingdom)	0.280	7/8/10	4,800,000	4,800,000
Lloyds TSB Bank PLC/New York, NY FRN	0.228	5/6/11	2,400,000	2,400,000
Rabobank Nederland NV/NY	0.300	9/10/10	2,500,000	2,500,000
Rabobank Nederland NV/NY FRN	0.250	5/4/10	3,000,000	3,000,154
Royal Bank of Canada/New York, NY FRN	0.228	11/4/10	3,400,000	3,400,000
Societe Generale/London (France)	0.260	4/30/10	4,100,000	4,100,000
Toronto Dominion Bank/NY FRN	0.247	10/29/10	3,700,000	3,700,000
Toronto Dominion Bank/NY FRN	0.228	2/4/11	3,700,000	3,700,000
Westpac Banking Corp./NY FRN	0.300	10/21/10	3,000,000	3,000,000

Total certificates of deposit (cost $59,700,604)				$59,700,604

COMMERCIAL PAPER (14.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	0.295	11/23/10	$4,000,000	$4,000,000
Banco Bilbao Vizcaya Argentaria SA/London (Spain)	0.331	5/20/10	4,000,000	3,998,203
Banco Bilbao Vizcaya Argentaria SA/London (Spain)	0.311	7/16/10	3,900,000	3,896,440

BPCE SA (France)	0.250	4/14/10		2,000,000	1,999,819
Danske Corp.	0.220	4/20/10		1,500,000	1,499,826
DnB NOR Bank ASA 144A FRN (Norway)	0.318	3/1/11		2,000,000	2,000,000
HSBC USA, Inc.	0.240	4/9/10		3,000,000	2,999,840
International Bank for Reconstruction & Development
(Supra-Nation)	0.260	7/6/10		500,000	499,653
Intesa Funding, LLC	0.300	6/8/10		3,700,000	3,697,903
MetLife Short Term Funding, LLC	0.230	5/3/10		3,700,000	3,699,244
MetLife Short Term Funding, LLC	0.230	4/12/10		887,000	886,938
MetLife Short Term Funding, LLC	0.210	4/19/10		2,247,000	2,246,764
Nationwide Building Society (United Kingdom)	0.401	4/5/10		2,300,000	2,299,898
Nationwide Building Society (United Kingdom)	0.280	4/26/10		3,500,000	3,499,319
Natixis Commercial Paper Corp.	0.260	5/18/10		5,000,000	4,998,303
Societe de Prise de Participation de L'Etat (France)	0.195	5/12/10		4,200,000	4,199,067
Swedbank AB (Sweden)	0.361	6/11/10		2,350,000	2,348,568
Swedbank AB (Sweden)	0.351	5/27/10		1,000,000	999,456

Total commercial paper (cost $49,769,241)					$49,769,241

CORPORATE BONDS AND NOTES (12.4%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, N.A. sr. notes FRN, Ser. BKNT	0.347	1/27/11		$4,000,000	$4,000,000
Bank of America, N.A. sr. unsec. notes FRN, Ser. BKN1	0.850	5/12/10		3,300,000	3,302,114
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	0.386	12/10/12		3,000,000	3,000,000
Commonwealth Bank of Australia unsec. sub. notes,
Ser. A (Australia)	8.500	6/1/10		1,750,000	1,773,390
Commonwealth Bank of Australia 144A sr. unsec. notes
FRN (Australia) (M)	0.249	8/27/14		3,600,000	3,600,000
General Electric Capital Corp. sr. unsec. notes FRN,
GMTN, Ser. A	0.310	5/10/10		400,000	400,023
JPMorgan Chase & Co. sr. unsec. notes FRN, MTN, Ser. C	0.602	9/24/10		2,000,000	2,002,783
JPMorgan Chase Bank, N.A. sr. notes FRN, Ser. 1 (M)	0.240	12/21/14		4,600,000	4,600,000
National Australia Bank, Ltd. 144A sr. unsec. notes
FRN (Australia)	0.277	1/27/11		3,600,000	3,600,000
Nordea Bank AB 144A FRN (Sweden) (M)	0.280	3/17/16		3,800,000	3,800,000
Procter & Gamble International Funding SCA company
guaranty unsec. unsub. bonds FRB (Luxembourg)	0.259	5/7/10		1,000,000	1,000,000
Rabobank Nederland NV 144A FRN (Netherlands) (M)	0.250	8/16/14		2,000,000	2,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.650	5/15/14		3,600,000	3,600,000
Svenska Handelsbanken AB 144A FRN (Sweden) (M)	0.281	2/15/16		3,800,000	3,800,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia) (M)	0.278	2/4/16		2,400,000	2,400,000
Westpac Banking Corp. sr. unsec. notes FRN (Australia)
(M)	0.249	8/27/15		500,000	500,000
Total corporate bonds and notes (cost $43,378,310)					$43,378,310

MUNICIPAL BONDS AND NOTES (6.4%)(a)
	Yield (%)	Maturity date	Rating (RAT)	Principal amount	Value

Colorado (0.4%)
Colorado Housing & Finance Authority VRDN (Single
Family), Ser. C-1, Class I (M)	0.250	11/1/36	VMIG1	$1,500,000	$1,500,000
					1,500,000

Indiana (0.9%)
Indiana State Finance Authority Educational Facilities
VRDN, Ser. A-1 (M)	0.290	2/1/37	VMIG1	3,000,000	3,000,000
					3,000,000

Maryland (1.0%)
Johns Hopkins University Commercial Paper
Ser. C	0.250	7/21/10	P-1	1,700,000	1,700,000
Ser. A	0.240	6/11/10	P-1	2,000,000	2,000,000
					3,700,000

Massachusetts (2.0%)
Massachusetts Health & Educational Facilities
Authority Commerical Paper (Harvard University)
Ser. EE	0.320	6/15/10	P-1	1,343,000	1,343,000
Ser. EE	0.250	8/12/10	P-1	1,000,000	1,000,000
Ser. EE	0.210	5/25/10	P-1	4,700,000	4,700,000
					7,043,000

Texas (1.6%)
Tarrant County, Cultural Education Facilities Finance
Corp. VRDN (Texas Health Resources), Ser. D (M)	0.280	11/15/19	VMIG1	1,585,000	1,585,000
University of Texas System Board of Regents Revenue
Financing System Commercial Paper (University of Texas
Investment Management Company), Ser. A	0.200	6/2/10	P-1	4,000,000	4,000,000
					5,585,000

Virginia (0.5%)
University of Virginia Commercial Paper Ser. 03-A	0.290	4/7/10	P-1	1,675,000	1,675,000
					1,675,000

Total municipal bonds and notes (cost $22,503,000)					$22,503,000

REPURCHASE AGREEMENTS (3.5%)(a)
	Principal amount	Value

Interest in $113,000,000 joint tri-party repurchase
agreement dated March 31, 2010 with Deutsche Bank
Securities, Inc. due April 1, 2010 -- maturity value
of $7,300,065 for an effective yield of 0.32%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 3.75% to 9.00% and due
dates ranging from March 1, 2011 to December 25, 2056,
valued at $118,650,000)	$7,300,000	$7,300,000

Interest in $80,000,000 joint tri-party repurchase
agreement dated March 31, 2010 with JPMorgan
Securities, Inc. due April 1, 2010 -- maturity value
of $5,000,038 for an effective yield of 0.27%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.22% to 2.63% and due
dates ranging from December 1, 2010 to June 22, 2012,
valued at $81,601,974)	5,000,000	5,000,000

Total repurchase agreements (cost $12,300,000)		$12,300,000

SHORT-TERM INVESTMENT FUND (2.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	8,145,343	$8,145,343

Total short-term investment fund (cost $8,145,343)		$8,145,343

U.S. TREASURY OBLIGATIONS (1.5%)(a)
	Principal amount	Value

U.S. Treasury Bills with an effective yield of 0.20%,
August 26, 2010	$5,200,000	$5,195,753

Total U.S. treasury obligations (cost $5,195,753)		$5,195,753

TOTAL INVESTMENTS

Total investments (cost $355,660,176) (b)		$355,660,176

Key to holding's abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

NOTES

(a) Percentages indicated are based on net assets of $349,767,944.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at March 31, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2010. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at March 31, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,081 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $68,333,257 and $84,078,338, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(k) The rates shown are the current interest rates at March 31, 2010.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

United States	73.0%
United Kingdom	5.7
Australia	5.0
France	5.0
Sweden	3.1
Spain	2.2
Belgium	2.0
Norway	2.0
Canada	1.0
Netherlands	0.6
Other	0.4

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$61,177,878	$--

Certificates of deposit	--	59,700,604	--

Commercial paper	--	49,769,241	--

Corporate bonds and notes	--	43,378,310	--

Municipal bonds and notes	--	22,503,000	--

Repurchase agreements	--	12,300,000	--

Short-term investment fund	8,145,343	--	--

U.S. Government agency obligations	--	93,490,047	--

U.S. Treasury obligations	--	5,195,753	--

Totals by level	$8,145,343	$347,514,833	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Advertising and marketing services (0.9%)
Nu Skin Enterprises, Inc. Class A	68,400	$1,990,440
Omnicom Group, Inc.	80,500	3,124,205
		5,114,645

Aerospace and defense (2.4%)
L-3 Communications Holdings, Inc.	29,000	2,657,270
Precision Castparts Corp. (S)	30,300	3,839,313
Raytheon Co.	86,650	4,949,448
TransDigm Group, Inc.	50,700	2,689,128
		14,135,159

Banking (1.4%)
First Citizens BancShares, Inc. Class A	3,700	735,412
JPMorgan Chase & Co.	42,100	1,883,975
Northern Trust Corp. (S)	59,600	3,293,496
Wells Fargo & Co.	74,600	2,321,552
		8,234,435

Beverage (2.1%)
Coca-Cola Co. (The)	70,200	3,861,000
Coca-Cola Enterprises, Inc.	100,500	2,779,830
PepsiCo, Inc.	78,652	5,203,616
		11,844,446

Biotechnology (2.6%)
Amgen, Inc. (NON)	21,750	1,299,780
Dendreon Corp. (NON) (S)	47,900	1,746,913
Genzyme Corp. (NON)	62,421	3,235,280
Gilead Sciences, Inc. (NON)	130,450	5,932,866
Sequenom, Inc. (NON) (S)	145,700	919,367
Vertex Pharmaceuticals, Inc. (NON)	45,100	1,843,237
		14,977,443

Cable television (1.0%)
DIRECTV Class A (NON)	105,200	3,556,812
Scripps Networks Interactive, Inc. Class A (S)	51,200	2,270,720
		5,827,532

Chemicals (0.9%)
Agrium, Inc. (Canada)	39,200	2,768,696
Sigma-Adrich Corp.	40,000	2,146,400
		4,915,096

Coal (0.5%)
Walter Industries, Inc.	33,075	3,051,830
		3,051,830

Commercial and consumer services (2.7%)
Emergency Medical Services Corp. Class A (NON)	56,858	3,215,320
Monster Worldwide, Inc. (NON) (S)	137,100	2,277,231
Priceline.com, Inc. (NON) (S)	15,835	4,037,925
Visa, Inc. Class A (S)	66,100	6,017,083
		15,547,559

Communications equipment (5.0%)
Cisco Systems, Inc. (NON) (S)	613,019	15,956,885
F5 Networks, Inc. (NON) (S)	74,218	4,565,149
Qualcomm, Inc.	204,300	8,578,557
		29,100,591

Computers (9.6%)
Apple, Inc. (NON)	94,277	22,148,496
DragonWave, Inc. (Canada) (NON)	39,973	369,750
EMC Corp. (NON)	189,100	3,411,364
Emulex Corp. (NON) (S)	294,200	3,906,976
Hewlett-Packard Co.	90,667	4,818,951
IBM Corp.	97,745	12,535,796
Polycom, Inc. (NON)	138,200	4,226,156
Quest Software, Inc. (NON) (S)	178,300	3,171,957
Silicon Graphics International Corp. (NON) (S)	106,800	1,141,692
		55,731,138

Conglomerates (1.3%)
3M Co.	54,100	4,521,137
AMETEK, Inc.	65,900	2,732,214
		7,253,351

Consumer (0.4%)
Scotts Miracle-Gro Co. (The) Class A (S)	54,200	2,512,170
		2,512,170

Consumer finance (0.9%)
Mastercard, Inc. Class A	16,500	4,191,000
World Acceptance Corp. (NON)	31,400	1,132,912
		5,323,912

Consumer goods (2.1%)
Colgate-Palmolive Co.	69,100	5,891,466
Procter & Gamble Co. (The)	99,000	6,263,730
		12,155,196

Consumer services (1.1%)
Ancestry.com, Inc. (NON)	35,049	594,081
Avis Budget Group, Inc. (NON)	339,200	3,900,800
WebMD Health Corp. Class A (NON) (S)	38,300	1,776,354
		6,271,235

Distribution (0.7%)
W.W. Grainger, Inc. (S)	35,300	3,816,636
		3,816,636

Electric utilities (0.2%)
EnerNOC, Inc. (NON) (S)	48,500	1,439,480
		1,439,480

Electrical equipment (1.4%)
Emerson Electric Co. (S)	113,300	5,703,522
GrafTech International, Ltd. (NON)	173,000	2,364,910
		8,068,432

Electronics (3.2%)
American Superconductor Corp. (NON) (S)	64,000	1,849,600
Cavium Networks, Inc. (NON)	48,900	1,215,654
Intel Corp.	189,607	4,220,652
Marvell Technology Group, Ltd. (NON)	213,700	4,355,206
Silicon Laboratories, Inc. (NON)	46,900	2,235,723
Texas Instruments, Inc.	193,700	4,739,839
		18,616,674

Energy (oil field) (1.9%)
CARBO Ceramics, Inc. (S)	33,100	2,063,454
FMC Technologies, Inc. (NON) (S)	52,100	3,367,223
Schlumberger, Ltd. (S)	49,800	3,160,308
Transocean, Ltd. (Switzerland) (NON)	26,100	2,254,518
		10,845,503

Energy (other) (0.5%)
First Solar, Inc. (NON) (S)	21,200	2,600,180
		2,600,180

Engineering and construction (0.3%)
ENGlobal Corp. (NON)	181,205	501,938
Michael Baker Corp. (NON)	29,500	1,017,160
		1,519,098

Financial (0.9%)
CME Group, Inc. (S)	6,900	2,181,159
Intercontinental Exchange, Inc. (NON)	25,200	2,826,936
		5,008,095

Food (0.7%)
Diamond Foods, Inc. (S)	22,222	934,213
General Mills, Inc. (S)	47,300	3,348,367
		4,282,580

Gaming and lottery (0.9%)
Bally Technologies, Inc. (NON) (S)	70,100	2,841,854
Las Vegas Sands Corp. (NON)	118,700	2,510,505
		5,352,359

Health-care services (3.8%)
Aetna, Inc.	78,200	2,745,602
Express Scripts, Inc. (NON)	49,600	5,047,296
Health Management Associates, Inc. Class A (NON)	297,100	2,555,060
Healthsouth Corp. (NON) (S)	151,200	2,827,440
Lincare Holdings, Inc. (NON)	71,500	3,208,920
McKesson Corp.	47,000	3,088,840
WellPoint, Inc. (NON)	36,500	2,349,870
		21,823,028

Insurance (1.5%)
Aflac, Inc.	107,700	5,847,033
Assured Guaranty, Ltd. (Bermuda) (S)	128,800	2,829,736
Primerica, Inc. (NON)	4,531	67,965
		8,744,734

Investment banking/Brokerage (1.7%)
BlackRock, Inc.	13,300	2,896,208
Goldman Sachs Group, Inc. (The)	24,871	4,243,739
Waddell & Reed Financial, Inc. Class A (S)	78,700	2,836,348
		9,976,295

Machinery (1.4%)
Gardner Denver, Inc.	49,700	2,188,788
Joy Global, Inc. (S)	46,350	2,623,410
Timken Co.	117,400	3,523,174
		8,335,372

Media (0.4%)
Time Warner, Inc.	73,900	2,310,853
		2,310,853

Medical technology (4.9%)
Baxter International, Inc. (S)	91,876	5,347,183
Bruker BioSciences Corp. (NON)	108,900	1,595,385
Covidien PLC (Ireland)	52,500	2,639,700
Hospira, Inc. (NON)	78,000	4,418,700
Medtronic, Inc.	150,100	6,759,003
St. Jude Medical, Inc. (NON)	85,850	3,524,143
Thermo Fisher Scientific, Inc. (NON)	48,200	2,479,408
Thoratec Corp. (NON)	43,533	1,456,179
		28,219,701

Metals (1.5%)
Barrick Gold Corp. (Canada)	50,100	1,920,834
Cliffs Natural Resources, Inc.	41,687	2,957,693
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	23,150	1,933,951
Nucor Corp. (S)	40,250	1,826,545
		8,639,023

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON)	80,000	3,257,600
		3,257,600

Oil and gas (1.7%)
Occidental Petroleum Corp.	34,100	2,882,814
PetroHawk Energy Corp. (NON)	17,837	361,734
Petroleo Brasileiro SA ADR (Brazil)	78,908	3,510,617
Range Resources Corp.	28,014	1,313,016
Ultra Petroleum Corp. (NON) (S)	40,500	1,888,515
		9,956,696

Pharmaceuticals (5.1%)
Abbott Laboratories	185,100	9,751,068
Allergan, Inc.	75,600	4,938,192
Johnson & Johnson	176,925	11,535,510
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	51,300	3,236,004
		29,460,774

Power producers (0.4%)
AES Corp. (The) (NON)	206,100	2,267,100
		2,267,100

Restaurants (1.1%)
McDonald's Corp.	36,500	2,435,280
Panera Bread Co. Class A (NON)	47,900	3,663,871
		6,099,151

Retail (8.0%)
Amazon.com, Inc. (NON)	46,400	6,297,872
Costco Wholesale Corp. (S)	76,300	4,555,873
CVS Caremark Corp.	102,300	3,740,088
Dick's Sporting Goods, Inc. (NON)	91,000	2,376,010
Guess ?, Inc. (S)	63,400	2,978,532
Herbalife, Ltd. (Cayman Islands)	50,500	2,329,060
Iconix Brand Group, Inc. (NON) (S)	157,700	2,422,272
Nordstrom, Inc. (S)	96,000	3,921,600
O'Reilly Automotive, Inc. (NON) (S)	61,700	2,573,507
Ross Stores, Inc.	66,000	3,529,020
Steven Madden, Ltd. (NON)	49,100	2,396,080
Urban Outfitters, Inc. (NON) (S)	93,200	3,544,396
Wal-Mart Stores, Inc.	100,900	5,610,040
		46,274,350

Schools (0.3%)

Corinthian Colleges, Inc. (NON) (S)	91,600	1,611,244
		1,611,244

Semiconductor (1.4%)
Cymer, Inc. (NON)	52,591	1,961,644
Lam Research Corp. (NON)	89,700	3,347,604
Maxim Integrated Products, Inc. (S)	147,000	2,850,330
		8,159,578

Shipping (0.9%)
J. B. Hunt Transport Services, Inc.	86,300	3,096,444
Knight Transportation, Inc.	113,200	2,387,388
		5,483,832

Software (7.5%)
Adobe Systems, Inc. (NON)	115,400	4,081,698
Microsoft Corp.	809,791	23,702,582
Oracle Corp.	475,050	12,204,035
TIBCO Software, Inc. (NON)	303,600	3,275,844
		43,264,159

Technology (0.4%)
Avago Technologies, Ltd. (NON)	119,810	2,463,294
		2,463,294

Technology services (5.0%)
Accenture PLC Class A	50,936	2,136,765
Baidu, Inc. ADR (China) (NON)	5,596	3,340,812
Cognizant Technology Solutions Corp. (NON)	83,800	4,272,124
Google, Inc. Class A (NON)	27,251	15,451,590
Salesforce.com, Inc. (NON) (S)	46,900	3,491,705
		28,692,996

Telecommunications (0.9%)
ADTRAN, Inc. (S)	115,700	3,048,695
NeuStar, Inc. Class A (NON) (S)	87,456	2,203,891
		5,252,586

Textiles (0.6%)
Warnaco Group, Inc. (The) (NON)	71,400	3,406,494
		3,406,494

Tobacco (2.6%)
Lorillard, Inc.	37,200	2,798,928
Philip Morris International, Inc.	235,940	12,306,630
		15,105,558

Transportation services (1.5%)
C.H. Robinson Worldwide, Inc. (S)	51,600	2,881,860
Expeditors International of Washington, Inc.	78,900	2,912,988
FedEx Corp.	29,900	2,792,660
		8,587,508

Waste Management (0.4%)
Stericycle, Inc. (NON)	45,300	2,468,850
		2,468,850
Total common stocks (cost $492,922,929)		$573,405,551

SHORT-TERM INVESTMENTS (17.4%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.373%,
April 1, 2010	$1,145,000	$1,145,000
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	94,113,338	94,100,811
Putnam Money Market Liquidity Fund (e)	5,440,221	5,440,221

Total short-term investments (cost $100,686,032)		$100,686,032

TOTAL INVESTMENTS

Total investments (cost $593,608,961) (b)		$674,091,583

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Fixed payments received	Total return
Swap counterparty /		Termination	(paid) by	received by or paid	Unrealized
Notional amount		date	fund per annum	by fund	appreciation

Goldman Sachs International
baskets	19,706	3/17/11	(1 month USD-	A basket	$41,124
			LIBOR-BBA plus 60	(GSGLPMIN)
			bps)	of common stocks

Total					$41,124

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $577,992,288.

(b) The aggregate identified cost on a tax basis is $596,388,551, resulting in gross unrealized appreciation and depreciation of $95,199,651 and $17,496,619, respectively, or net unrealized appreciation of $77,703,032.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $91,746,024. The fund received cash collateral of $94,100,811 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,989 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,668,342 and $26,539,009, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,500,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$ 13,554,119	$ -	$ -

Capital goods	34,526,911	--	--

Communication services	11,080,118	--	--

Conglomerates	7,253,351	--	--

Consumer cyclicals	69,893,409	--	--

Consumer staples	71,811,067	--	--

Energy	26,454,209	--	--

Financial	37,287,471	--	--

Health care	94,480,946	--	--

Technology	186,028,430	--	--

Transportation	14,071,340	--	--

Utilities and power	6,964,180	--	--

Total common stocks	573,405,551	--	--

Short-term investments	5,440,221	95,245,811	--

Totals by level	$578,845,772	$95,245,811	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$ -	$ 41,124	$ -

Totals by level	$--	$41,124	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$41,124	$--

Total	$41,124	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Research Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (94.0%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Omnicom Group, Inc.	4,200	$163,002
		163,002

Aerospace and defense (5.1%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (NON)	2,400	57,504
Goodrich Corp.	10,777	759,994
L-3 Communications Holdings, Inc.	2,554	234,023
Northrop Grumman Corp.	4,431	290,541
Precision Castparts Corp.	2,699	341,990
Raytheon Co.	20,949	1,196,607
Safran SA (France)	6,394	166,682
United Technologies Corp.	8,729	642,542
		3,689,883

Agriculture (0.2%)
Archer Daniels Midland Co.	3,849	111,236
		111,236

Airlines (0.2%)
UAL Corp. (NON)	2,900	56,695
US Airways Group, Inc. (NON)	9,200	67,620
		124,315

Automotive (0.4%)
Ford Motor Co. (NON) (S)	16,800	211,176
Hertz Global Holdings, Inc. (NON)	4,300	42,957
		254,133

Banking (6.2%)
Bank of America Corp.	74,551	1,330,735
Bank of New York Mellon Corp. (The)	12,400	382,912
JPMorgan Chase & Co.	12,195	545,726
PNC Financial Services Group, Inc.	5,700	340,290
State Street Corp.	8,300	374,662
SunTrust Banks, Inc.	8,545	228,921
Wells Fargo & Co.	42,157	1,311,926
		4,515,172

Beverage (2.3%)
Coca-Cola Co. (The)	6,600	363,000
Coca-Cola Enterprises, Inc.	10,792	298,507
Molson Coors Brewing Co. Class B	11,800	496,308
PepsiCo, Inc.	8,116	536,955
		1,694,770

Biotechnology (1.8%)
Amgen, Inc. (NON)	6,100	364,536
Auxilium Pharmaceuticals, Inc. (NON)	3,200	99,712
Dendreon Corp. (NON)	7,900	288,113
Genzyme Corp. (NON)	8,200	425,006
Ironwood Pharmaceuticals, Inc. (NON)	9,600	129,792
		1,307,159

Broadcasting (0.1%)
CBS Corp. Class B	4,500	62,730
Liberty Media Corp. - Starz Ser. A (NON)	633	34,612
		97,342

Building materials (0.1%)
Owens Corning, Inc. (NON)	3,527	89,727
		89,727

Cable television (1.7%)
Comcast Corp. Class A	33,400	628,588
DIRECTV Class A (NON)	12,401	419,278
Time Warner Cable, Inc.	2,709	144,417
		1,192,283

Chemicals (1.7%)
Air Products & Chemicals, Inc.	2,585	191,161
Celanese Corp. Ser. A	4,500	143,325
Dow Chemical Co. (The)	12,260	362,528
E.I. du Pont de Nemours & Co.	5,928	220,759
FMC Corp.	8	484
Monsanto Co.	2,900	207,118
Mosaic Co. (The)	1,200	72,924

		1,198,299

Coal (0.2%)
Massey Energy Co.	1,200	62,748
Peabody Energy Corp.	1,700	77,690
		140,438

Combined utilities (0.5%)
El Paso Corp.	31,400	340,376
		340,376

Commercial and consumer services (1.0%)
Alliance Data Systems Corp. (NON)	1,500	95,985
Automatic Data Processing, Inc.	2,737	121,714
Dun & Bradstreet Corp. (The)	100	7,442
Expedia, Inc.	7,118	177,665
Monster Worldwide, Inc. (NON)	400	6,644
Paychex, Inc.	1,728	53,050
Visa, Inc. Class A	2,683	244,233
		706,733

Communications equipment (3.4%)
Cisco Systems, Inc. (NON)	39,600	1,030,788
Corning, Inc.	5,600	113,176
Harris Corp.	11,200	531,888
Motorola, Inc. (NON)	19,200	134,784
Qualcomm, Inc.	13,900	583,661
Tellabs, Inc.	5,406	40,923
		2,435,220

Computers (5.2%)
Apple, Inc. (NON)	5,700	1,339,101
Compuware Corp. (NON)	1,500	12,600
EMC Corp. (NON)	13,616	245,633
Hewlett-Packard Co.	13,300	706,895
IBM Corp.	8,616	1,105,002
Juniper Networks, Inc. (NON)	1,504	46,143
Lexmark International, Inc. Class A (NON)	500	18,040
NetApp, Inc. (NON)	2,300	74,888
Teradata Corp. (NON)	1,100	31,779
Western Digital Corp. (NON)	1,500	58,485
Xerox Corp.	9,000	87,750
		3,726,316

Conglomerates (0.7%)
General Electric Co.	8,500	154,700
SPX Corp.	200	13,264
Tyco International, Ltd.	8,335	318,814
		486,778

Consumer (--%)
Harman International Industries, Inc. (NON)	500	23,390
		23,390

Consumer finance (0.9%)
American Express Co.	8,400	346,584
Capital One Financial Corp.	3,500	144,935
Mastercard, Inc. Class A	675	171,450
		662,969

Consumer goods (1.6%)
Colgate-Palmolive Co.	1,500	127,890
Estee Lauder Cos., Inc. (The) Class A	816	52,934
Newell Rubbermaid, Inc.	17,045	259,084
Procter & Gamble Co. (The)	11,735	742,473
		1,182,381

Consumer services (0.1%)
Avis Budget Group, Inc. (NON)	4,300	49,450
		49,450

Containers (0.2%)
Crown Holdings, Inc. (NON)	2,231	60,148
Owens-Illinois, Inc. (NON)	3,240	115,150
		175,298

Distribution (0.1%)
Fastenal Co.	1,011	48,518
W.W. Grainger, Inc.	424	45,843
		94,361

Electric utilities (3.4%)
Alliant Energy Corp.	7,700	256,102
Ameren Corp.	11,800	307,744
American Electric Power Co., Inc.	10,708	365,999

CMS Energy Corp.	9,600	148,416
Edison International	10,385	354,855
Entergy Corp.	3,800	309,130
Great Plains Energy, Inc.	6,264	116,322
NV Energy, Inc.	19,700	242,901
PG&E Corp.	8,500	360,570
		2,462,039

Electrical equipment (0.2%)
Emerson Electric Co.	2,300	115,782
		115,782

Electronics (1.1%)
Agilent Technologies, Inc. (NON)	1,500	51,585
Broadcom Corp. Class A	3,100	102,858
Integrated Device Technology, Inc. (NON)	13,823	84,735
Micron Technology, Inc. (NON)	6,100	63,379
QLogic Corp. (NON)	800	16,240
Sensata Technologies Holding NV (Netherlands) (NON)	5,600	100,576
Texas Instruments, Inc.	16,600	406,202
		825,575

Energy (oil field) (1.5%)
Schlumberger, Ltd. (S)	8,200	520,372
Smith International, Inc.	8,100	346,842
Transocean, Ltd. (Switzerland) (NON)	2,400	207,312
		1,074,526

Energy (other) (0.6%)
First Solar, Inc. (NON)	3,600	441,540
		441,540

Engineering and construction (0.1%)
Fluor Corp.	1,300	60,463
Shaw Group, Inc. (NON)	800	27,536
		87,999

Environmental (0.1%)
Foster Wheeler AG (Switzerland) (NON)	3,800	103,132
		103,132

Financial (0.5%)
CME Group, Inc.	650	205,472
Discover Financial Services	5,600	83,440
Intercontinental Exchange, Inc. (NON)	650	72,917
		361,829

Food (1.6%)
Campbell Soup Co.	1,300	45,955
Dean Foods Co. (NON)	21,400	335,766
Kellogg Co.	6,000	320,580
Kraft Foods, Inc. Class A	11,500	347,760
Mead Johnson Nutrition Co. Class A	1,350	70,241
Tyson Foods, Inc. Class A	500	9,575
		1,129,877

Forest products and packaging (0.1%)
International Paper Co.	3,431	84,437
		84,437

Health-care services (1.9%)
Aetna, Inc.	8,400	294,924
AmerisourceBergen Corp.	4,173	120,683
Express Scripts, Inc. (NON)	1,779	181,031
McKesson Corp.	3,457	227,194
Omnicare, Inc.	3,378	95,564
Universal Health Services, Inc. Class B	1,440	50,530
WellPoint, Inc. (NON)	6,200	399,156
		1,369,082

Homebuilding (0.1%)
D.R. Horton, Inc.	3,218	40,547
Toll Brothers, Inc. (NON)	1,624	33,779
		74,326

Insurance (3.5%)
Aflac, Inc.	6,500	352,885
Assured Guaranty, Ltd. (Bermuda)	7,550	165,874
Berkshire Hathaway, Inc. Class B (NON)	7,325	595,303
Hartford Financial Services Group, Inc. (The)	7,300	207,466
Marsh & McLennan Cos., Inc.	7,280	177,778
MetLife, Inc.	4,500	195,030
Prudential Financial, Inc.	5,000	302,500
RenaissanceRe Holdings, Ltd.	1,381	78,386
Travelers Cos., Inc. (The)	6,400	345,216
XL Capital, Ltd. Class A	7,500	141,750

		2,562,188

Investment banking/Brokerage (2.4%)
Ameriprise Financial, Inc.	900	40,824
BlackRock, Inc.	100	21,776
Bond Street Holdings, LLC Class A (F)(NON)	17,096	350,468
Charles Schwab Corp. (The)	7,000	130,830
Franklin Resources, Inc.	1,351	149,826
Goldman Sachs Group, Inc. (The)	4,494	766,811
Invesco, Ltd.	4,200	92,022
Janus Capital Group, Inc.	1,100	15,719
T. Rowe Price Group, Inc.	2,000	109,860
TD Ameritrade Holding Corp. (NON)	1,500	28,590
		1,706,726

Lodging/Tourism (0.7%)
Marriott International, Inc. Class A	5,117	161,288
Wyndham Worldwide Corp.	12,022	309,326
		470,614

Machinery (0.8%)
Baldor Electric Co.	800	29,920
Cummins, Inc.	1,855	114,917
Deere (John) & Co.	2,100	124,866
Parker Hannifin Corp.	2,451	158,678
Terex Corp. (NON)	5,556	126,177
		554,558

Manufacturing (0.2%)
Cooper Industries PLC Class A	2,949	141,375
		141,375

Media (1.6%)
Interpublic Group of Companies, Inc. (The) (NON)	13,001	108,168
News Corp., Ltd. (The) Class A	15,100	217,591
Time Warner, Inc.	15,033	470,082
Viacom, Inc. Class B (NON)	4,000	137,520
Walt Disney Co. (The)	6,845	238,959
		1,172,320

Medical technology (2.7%)
Baxter International, Inc.	6,500	378,300
Becton, Dickinson and Co.	655	51,568
Boston Scientific Corp. (NON)	19,100	137,902
Covidien PLC (Ireland)	2,689	135,203
Hospira, Inc. (NON)	2,800	158,620
Life Technologies Corp. (NON)	3,097	161,880
Medtronic, Inc.	10,164	457,685
St. Jude Medical, Inc. (NON)	5,998	246,218
Thermo Fisher Scientific, Inc. (NON)	4,400	226,336
		1,953,712

Metals (0.9%)
Alcoa, Inc.	1,392	19,822
Freeport-McMoRan Copper & Gold, Inc. Class B	3,798	317,285
Steel Dynamics, Inc.	5,059	88,381
United States Steel Corp.	3,080	195,642
		621,130

Office equipment and supplies (0.2%)
Avery Dennison Corp.	3,500	127,435
		127,435

Oil and gas (8.2%)
Anadarko Petroleum Corp.	7,379	537,413
Apache Corp.	2,900	294,350
Chevron Corp.	19,072	1,446,230
ConocoPhillips	3,500	179,095
EOG Resources, Inc. (S)	4,000	371,760
Exxon Mobil Corp.	26,867	1,799,550
Occidental Petroleum Corp.	9,608	812,260
PetroHawk Energy Corp. (NON)	11,100	225,108
XTO Energy, Inc.	6,100	287,798
		5,953,564

Pharmaceuticals (5.5%)
Abbott Laboratories	13,400	705,912
Cephalon, Inc. (NON)	3,500	237,230
Johnson & Johnson	14,372	937,054
Merck & Co., Inc.	16,940	632,709
Pfizer, Inc.	78,856	1,352,380
Somaxon Pharmaceuticals, Inc. (NON) (S)	12,800	110,720
		3,976,005

Publishing (0.2%)
Gannett Co., Inc.	1,545	25,523
R. R. Donnelley & Sons Co.	5,300	113,155

		138,678

Railroads (0.1%)
Canadian National Railway Co. (Canada)	1,451	87,916
		87,916

Real estate (1.2%)
Digital Realty Trust, Inc. (R)	5,100	276,420
HCP, Inc. (R)	8,100	267,300
Simon Property Group, Inc. (R)	3,657	306,822
		850,542

Regional Bells (1.2%)
AT&T, Inc.	24,400	630,496
Verizon Communications, Inc.	6,800	210,936
		841,432

Restaurants (0.7%)
McDonald's Corp.	8,045	536,762
		536,762

Retail (6.0%)
Amazon.com, Inc. (NON)	2,355	319,644
Best Buy Co., Inc.	1,077	45,816
Big Lots, Inc. (NON)	1,675	61,004
Coach, Inc.	4,532	179,105
Costco Wholesale Corp.	4,600	274,666
CVS Caremark Corp.	12,876	470,747
Dick's Sporting Goods, Inc. (NON)	3,545	92,560
Dollar General Corp. (NON)	2,287	57,747
Home Depot, Inc. (The)	11,592	375,001
Lowe's Cos., Inc.	16,500	399,960
Macy's, Inc.	8,661	188,550
O'Reilly Automotive, Inc. (NON)	3,022	126,048
Office Depot, Inc. (NON)	5,400	43,092
OfficeMax, Inc. (NON)	1,400	22,988
Staples, Inc.	6,500	152,035
Target Corp.	8,085	425,271
Urban Outfitters, Inc. (NON)	3,406	129,530
Wal-Mart Stores, Inc.	15,748	875,589
Walgreen Co.	2,270	84,194
		4,323,547

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	5,819	356,647
Career Education Corp. (NON)	5,821	184,176
		540,823

Semiconductor (1.4%)
Atmel Corp. (NON)	88,600	445,658
Formfactor, Inc. (NON)	16,173	287,232
KLA-Tencor Corp.	10,200	315,384
		1,048,274

Software (3.8%)
Adobe Systems, Inc. (NON)	3,500	123,795
Autodesk, Inc. (NON)	1,500	44,130
BMC Software, Inc. (NON)	1,212	46,056
CA, Inc.	2,622	61,538
Citrix Systems, Inc. (NON)	1,200	56,964
Electronic Arts, Inc. (NON)	2,167	40,436
Intuit, Inc. (NON)	2,100	72,114
McAfee, Inc. (NON)	1,100	44,143
Microsoft Corp.	50,614	1,481,472
Novell, Inc. (NON)	2,400	14,376
Oracle Corp.	25,928	666,090
Red Hat, Inc. (NON)	1,200	35,124
Symantec Corp. (NON)	5,400	91,368
		2,777,606

Staffing (--%)
Robert Half International, Inc.	900	27,387
		27,387

Technology services (2.3%)
Baidu, Inc. ADR (China) (NON)	26	15,522
Cognizant Technology Solutions Corp. (NON)	2,000	101,960
Computer Sciences Corp. (NON)	1,000	54,490
eBay, Inc. (NON)	1,700	45,815
Fidelity National Information Services, Inc.	2,100	49,224
Global Payments, Inc.	200	9,110
Google, Inc. Class A (NON)	1,619	917,989
SAIC, Inc. (NON)	7,800	138,060
Salesforce.com, Inc. (NON)	700	52,115
Western Union Co. (The)	3,475	58,936
Yahoo!, Inc. (NON)	13,900	229,767
		1,672,988

Telecommunications (0.5%)
American Tower Corp. Class A (NON)			3,300	140,613
Sprint Nextel Corp. (NON)			55,800	212,040
				352,653

Telephone (0.3%)
Qwest Communications International, Inc.			43,809	228,683
				228,683

Textiles (0.2%)
Hanesbrands, Inc. (NON)			4,559	126,831
				126,831

Tobacco (2.4%)
Altria Group, Inc.			15,200	311,904
Lorillard, Inc.			2,200	165,528
Philip Morris International, Inc.			23,700	1,236,192
				1,713,624

Toys (0.2%)
Hasbro, Inc.			4,050	155,034
				155,034

Transportation services (0.9%)
FedEx Corp.			3,400	317,560
United Parcel Service, Inc. Class B			5,300	341,373
				658,933

Waste Management (0.1%)
Republic Services, Inc.			1,300	37,726
Waste Management, Inc.			1,100	37,873
				75,599

Total common stocks (cost $58,860,665)				$67,988,114

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$42.42	48,952	$752,392

Total warrants (cost $526,234)				$752,392

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Dendreon Corp. (Put)	May-10/$25.00		7,900	$14,931

Total purchased options outstanding (cost $17,775)				$14,931

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)			3,219,487	$3,219,487
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)			$1,035,188	1,035,050
U.S. Treasury Bills with an effective yield of 0.27%,
December 16, 2010 (SEG)			157,000	156,698
U.S. Treasury Bills with effective yields ranging from
0.31% to 0.47%, April 1, 2010 (SEG)			68,000	68,000

Total short-term investments (cost $4,479,227)				$4,479,235

TOTAL INVESTMENTS

Total investments (cost $63,883,901) (b)				$73,234,672

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	8	$2,330,400	Jun-10	$4,370

Total				$4,370

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $15,010) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	7,900	May-10/$45.00	$19,829

Total			$19,829

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
			Fixed payments	Total return
Swap		Termination	received (paid) by	received by	Unrealized
counterparty	Baskets	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
	1,445	3/17/11	(1 month USD-	A basket	$3,016
			LIBOR-BBA plus 60	(GSGLPMIN)
			bps)	of common stocks

Total					$3,016

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $72,345,863.

(b) The aggregate identified cost on a tax basis is $65,153,116, resulting in gross unrealized appreciation and depreciation of $9,588,633 and $1,507,077, respectively, or net unrealized appreciation of $8,081,556.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $1,001,883. The fund received cash collateral of $1,035,050 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $390 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,316,069 and $3,613,558, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $553,000 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 2,350 on Purchased options contracts for the period ended March 31, 2010. The fund had an average contract amount of approximately 2,350 on Written options contracts for the period ended March 31, 2010. The fund had an average contract amount of approximately 6 on Futures contracts for the period ended March 31, 2010.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $100,000 on Total return swap contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $4,898 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,015,102	$--	$--

Capital goods	5,071,061	--	--

Communication services	2,615,051	--	--

Conglomerates	486,778	--	--

Consumer cyclicals	6,966,070	--	--

Consumer staples	7,799,042	--	--

Energy	7,610,068	--	--

Financial	10,308,958	--	350,468

Health care	8,605,958	--	--

Technology	12,485,979	--	--

Transportation	871,164	--	--

Utilities and power	2,802,415	--	--

Total common stocks	67,637,646	--	350,468

Purchased options outstanding	--	14,931	--

Warrants	752,392	--	--

Short-term investments	3,219,487	1,259,748	--

Totals by level	$71,609,525	$1,274,679	$350,468

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$4,370	$--	$--

Written options	--	(19,829)	--

Total return swap contracts	--	3,016	--

Totals by level	$4,370	$(16,813)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$22,317	$19,829

Total	$22,317	$19,829

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Aerospace and defense (1.8%)
BE Aerospace, Inc. (NON) (S)	38,639	$1,176,558
DynCorp International, Inc. Class A (NON)	73,481	844,297
GenCorp, Inc. (NON) (S)	191,000	1,100,160
Innovative Solutions & Support, Inc. (NON)	167,496	1,055,225
Teledyne Technologies, Inc. (NON)	16,700	689,209
		4,865,449

Airlines (1.7%)
Copa Holdings SA Class A (Panama)	18,598	1,130,758
Hawaiian Holdings, Inc. (NON)	207,418	1,528,671
SkyWest, Inc.	136,880	1,954,646
		4,614,075

Automotive (0.6%)
ArvinMeritor, Inc. (NON) (S)	114,600	1,529,910
		1,529,910

Banking (10.3%)
Bancorp, Inc. (NON)	267,965	2,384,889
Columbia Banking Systems, Inc.	46,893	952,397
Danvers Bancorp, Inc.	50,810	702,702
ESSA Bancorp, Inc.	113,075	1,417,961
First Citizens BancShares, Inc. Class A	9,148	1,818,256
First Community Bancshares Inc.	148,880	1,841,646
First Financial Bancorp	132,580	2,358,598
First Horizon National Corp.	102,229	1,436,317
First Midwest Bancorp, Inc.	37,853	512,908
Hudson Valley Holding Corp.	24,689	597,474
Metro Bancorp, Inc. (NON)	108,913	1,499,732
PacWest Bancorp	52,393	1,195,608
Popular, Inc. (Puerto Rico) (NON)	328,600	956,226
Seacoast Banking Corp. of Florida (NON)	143,386	245,190
Susquehanna Bancshares, Inc.	159,100	1,560,771
SVB Financial Group (NON)	39,395	1,838,171
Trustmark Corp.	41,539	1,014,798
UMB Financial Corp.	31,995	1,298,997
United Financial Bancorp, Inc.	76,788	1,073,496
Washington Federal, Inc.	45,060	915,619
Whitney Holding Corp.	79,175	1,091,823
Wilmington Trust Corp.	73,601	1,219,569
		27,933,148

Biotechnology (0.8%)
Viropharma, Inc. (NON)	162,321	2,212,435
		2,212,435

Capital goods (0.5%)
Schawk, Inc.	69,300	1,256,409
		1,256,409

Chemicals (3.3%)
A. Schulman, Inc.	45,400	1,110,938
Koppers Holdings, Inc.	42,800	1,212,096
Kraton Performance Polymers, Inc. (NON)	84,587	1,510,724
OM Group, Inc. (NON)	45,000	1,524,600
PolyOne Corp. (NON)	142,800	1,462,272
RPM, Inc.	97,239	2,075,080
		8,895,710

Coal (0.4%)
James River Coal Co. (NON) (S)	64,341	1,023,022
		1,023,022

Commercial and consumer services (1.8%)
Aaron Rents, Inc. (S)	57,000	1,900,380
Alliance Data Systems Corp. (NON) (S)	22,398	1,433,248
Deluxe Corp.	86,300	1,675,946
		5,009,574

Communications equipment (2.2%)
ARRIS Group, Inc. (NON)	124,802	1,498,872
Comtech Telecommunications Corp. (NON)	43,600	1,394,764
Netgear, Inc. (NON)	57,137	1,491,276
Tellabs, Inc.	202,070	1,529,670
		5,914,582

Components (1.1%)

Oplink Communications, Inc. (NON)	158,298	2,934,845
		2,934,845

Computers (2.2%)
Cogent, Inc. (NON)	153,578	1,566,496
Quantum Corp. (NON)	469,300	1,234,259
SMART Modular Technologies WWH, Inc. (NON)	221,393	1,706,940
Smith Micro Software, Inc. (NON)	157,400	1,391,416
		5,899,111

Construction (0.1%)
Sterling Construction Co., Inc. (NON)	18,487	290,616
		290,616

Consumer goods (0.8%)
American Greetings Corp. Class A (S)	49,700	1,035,748
Newell Rubbermaid, Inc.	83,888	1,275,098
		2,310,846

Consumer services (0.4%)
Stamps.com, Inc. (NON)	100,200	1,012,020
		1,012,020

Distribution (1.0%)
School Specialty, Inc. (NON)	52,917	1,201,745
Spartan Stores, Inc. (S)	99,685	1,437,458
		2,639,203

Electric utilities (3.6%)
Avista Corp.	123,531	2,558,327
Great Plains Energy, Inc.	109,575	2,034,808
UIL Holdings Corp.	69,885	1,921,838
UniSource Energy Corp.	107,034	3,365,149
		9,880,122

Electrical equipment (0.6%)
WESCO International, Inc. (NON)	48,393	1,679,721
		1,679,721

Electronics (1.5%)
EnerSys (NON) (S)	62,286	1,535,973
Mellanox Technologies, Ltd. (Israel) (NON)	67,836	1,598,895
TTM Technologies, Inc. (NON)	111,654	991,488
		4,126,356

Energy (oil field) (0.9%)
Superior Well Services, Inc. (NON) (S)	74,843	1,001,399
Tidewater, Inc. (S)	32,695	1,545,493
		2,546,892

Financial (1.0%)
MGIC Investment Corp. (NON) (S)	110,134	1,208,170
NewStar Financial, Inc. (NON)	222,800	1,421,464
		2,629,634

Food (1.5%)
Chiquita Brands International, Inc. (NON)	65,539	1,030,928
Ruddick Corp.	43,793	1,385,611
Weiss Markets, Inc.	43,443	1,579,587
		3,996,126

Forest products and packaging (2.5%)
Buckeye Technologies, Inc. (NON)	115,200	1,506,816
Bway Holding Co. (NON)	31,400	631,140
Louisiana-Pacific Corp. (NON)	236,125	2,136,931
Rock-Tenn Co. Class A	26,543	1,209,565
Universal Forest Products, Inc.	33,892	1,305,520
		6,789,972

Gaming and lottery (0.4%)
Bally Technologies, Inc. (NON) (S)	29,043	1,177,403
		1,177,403

Health-care services (2.3%)
Addus HomeCare Corp. (NON)	74,609	450,638
Amedisys, Inc. (NON) (S)	23,795	1,313,960
Health Management Associates, Inc. Class A (NON)	218,418	1,878,395
Lincare Holdings, Inc. (NON)	43,793	1,965,430
Providence Service Corp. (The) (NON)	40,943	621,924
		6,230,347

Homebuilding (0.5%)
M/I Schottenstein Homes, Inc. (NON)	87,244	1,278,125

		1,278,125

Insurance (5.8%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	44,300	1,986,855
American Equity Investment Life Holding Co. (S)	131,376	1,399,154
Arch Capital Group, Ltd. (NON)	26,046	1,986,008
Assured Guaranty, Ltd. (Bermuda)	63,495	1,394,985
Employers Holdings, Inc.	92,135	1,368,205
Hanover Insurance Group, Inc. (The)	61,890	2,699,023
HCC Insurance Holdings, Inc.	52,093	1,437,767
Infinity Property & Casualty Corp.	41,643	1,892,258
Primerica, Inc. (NON)	2,129	31,935
Reinsurance Group of America, Inc. Class A	28,895	1,517,565
		15,713,755

Investment banking/Brokerage (3.8%)
Bond Street Holdings, LLC Class A (F)(NON)	30,129	617,645
Cowen Group, Inc. (NON)	209,715	1,186,987
E*Trade Financial Corp. (NON)	755,287	1,246,224
Evercore Partners, Inc. Class A	16,395	491,850
GFI Group, Inc.	173,379	1,002,131
Investment Technology Group, Inc. (NON)	70,090	1,169,802
SWS Group, Inc.	73,136	843,258
TradeStation Group, Inc. (NON)	340,298	2,385,489
Waddell & Reed Financial, Inc. Class A	36,843	1,327,822
		10,271,208

Machinery (2.3%)
Applied Industrial Technologies, Inc.	48,793	1,212,506
Cascade Corp.	35,600	1,146,676
DXP Enterprises, Inc. (NON)	80,339	1,025,929
H&E Equipment Services, Inc. (NON)	110,434	1,190,479
Middleby Corp. (The) (NON)	28,095	1,617,991
		6,193,581

Manufacturing (2.4%)
EnPro Industries, Inc. (NON)	38,443	1,117,922
Exide Technologies (NON) (S)	232,200	1,335,150
General Cable Corp. (NON)	52,200	1,409,400
LSB Industries, Inc. (NON)	98,685	1,503,959
Titan International, Inc. (S)	139,680	1,219,406
		6,585,837

Medical technology (1.5%)
Cutera, Inc. (NON)	143,669	1,489,848
Palomar Medical Technologies, Inc. (NON)	119,367	1,296,326
Vital Images, Inc. (NON)	78,900	1,275,813
		4,061,987

Metal fabricators (0.7%)
Mueller Industries, Inc.	73,239	1,962,073
		1,962,073

Metals (1.1%)
Gibraltar Industries, Inc. (NON)	100,285	1,264,594
Horsehead Holding Corp. (NON)	153,672	1,819,476
		3,084,070

Natural gas utilities (2.2%)
Energen Corp.	52,393	2,437,846
Southwest Gas Corp.	122,031	3,651,168
		6,089,014

Oil and gas (3.2%)
Approach Resources, Inc. (NON)	125,513	1,139,658
Carrizo Oil & Gas, Inc. (NON) (S)	20,657	474,078
Penn Virginia Corp.	36,843	902,654
Petroquest Energy, Inc. (NON)	72,183	363,080
Pioneer Drilling Co. (NON)	155,083	1,091,784
Rex Energy Corp. (NON) (S)	82,431	938,889
Rosetta Resources, Inc. (NON)	86,400	2,034,720
St. Mary Land & Exploration Co.	52,201	1,817,117
		8,761,980

Pharmaceuticals (1.3%)
Owens & Minor, Inc.	29,795	1,382,190
Par Pharmaceutical Cos., Inc. (NON)	21,393	530,546
Questcor Pharmaceuticals, Inc. (NON)	198,600	1,634,478
		3,547,214

Railroads (0.3%)
RailAmerica, Inc. (NON)	59,736	704,885
		704,885

Real estate (6.8%)
Chimera Investment Corp. (R)	508,325	1,977,384

Colony Financial, Inc. (R)	66,804	1,336,080
DCT Industrial Trust, Inc. (R)	210,118	1,098,917
Digital Realty Trust, Inc. (R)	13,098	709,912
Douglas Emmett, Inc. (R)	47,593	731,504
Essex Property Trust, Inc. (R)	10,898	980,275
Glimcher Realty Trust (R)	233,753	1,185,128
Government Properties Income Trust (R) (R)	55,900	1,453,959
LaSalle Hotel Properties (R)	48,493	1,129,887
MFA Mortgage Investments, Inc. (R)	121,881	897,044
National Health Investors, Inc. (R)	56,241	2,179,901
National Retail Properties, Inc. (R)	22,046	503,310
Pebblebrook Hotel Trust (NON)(R)	31,600	664,548
Retail Opportunity Investments Corp. (NON)	129,531	1,310,854
Tanger Factory Outlet Centers, Inc. (R)	15,498	668,894
Taubman Centers, Inc. (R)	23,546	939,956
Winthrop Realty Trust (R)	52,167	628,091
		18,395,644

Restaurants (1.2%)
CEC Entertainment, Inc. (NON)	37,200	1,416,948
Domino's Pizza, Inc. (NON)	145,560	1,985,438
		3,402,386

Retail (6.3%)
BPW Acquisition Corp. (NON)	11,344	141,233
Dress Barn, Inc. (NON)	68,736	1,798,134
Haverty Furniture Cos., Inc.	31,600	515,712
Iconix Brand Group, Inc. (NON) (S)	113,485	1,743,130
Jos. A. Bank Clothiers, Inc. (NON) (S)	43,343	2,368,695
Kenneth Cole Productions, Inc. Class A (NON)	93,938	1,203,346
Lithia Motors, Inc. Class A (NON)	118,100	755,840
NBTY, Inc. (NON)	22,346	1,072,161
OfficeMax, Inc. (NON)	105,180	1,727,056
Pier 1 Imports, Inc. (NON) (S)	186,046	1,185,113
Stage Stores, Inc.	98,735	1,519,532
Steven Madden, Ltd. (NON)	24,755	1,208,044
Talbots, Inc. (NON) (S)	138,984	1,801,233
		17,039,229

Schools (1.7%)
Career Education Corp. (NON) (S)	54,941	1,738,333
Grand Canyon Education, Inc. (NON)	54,400	1,422,016
Lincoln Educational Services Corp. (NON)	54,293	1,373,613
		4,533,962

Semiconductor (2.7%)
Atmel Corp. (NON)	423,486	2,130,135
Cirrus Logic, Inc. (NON)	192,916	1,618,565
Cymer, Inc. (NON) (S)	46,522	1,735,271
Ultra Clean Holdings, Inc. (NON)	232,345	1,979,579
		7,463,550

Software (0.6%)
SYNNEX Corp. (NON)	50,700	1,498,692
		1,498,692

Technology (0.9%)
CACI International, Inc. Class A (NON) (S)	25,346	1,238,152
Electro Scientific Industries, Inc. (NON)	101,400	1,298,934
		2,537,086

Technology services (3.5%)
BancTec, Inc. 144A (NON)	152,299	761,495
CSG Systems International, Inc. (NON)	92,336	1,935,363
infoGROUP, Inc. (NON)	195,534	1,525,165
Infospace, Inc. (NON)	161,473	1,784,277
United Online, Inc.	297,606	2,226,093
Web.com Group, Inc. (NON)	251,931	1,373,024
		9,605,417

Telecommunications (1.8%)
DigitalGlobe, Inc. (NON)	53,761	1,502,620
Earthlink, Inc.	198,787	1,697,641
NTELOS Holdings Corp.	96,036	1,708,480
		4,908,741

Textiles (1.4%)
Carter's, Inc. (NON)	49,460	1,491,219
Phillips-Van Heusen Corp. (S)	40,343	2,314,074
		3,805,293

Toys (0.3%)
RC2 Corp. (NON)	52,907	792,018
		792,018

Trucks and parts (1.6%)
ATC Technology Corp. (NON)	88,707	1,522,212

Modine Manufacturing Co. (NON)	123,800	1,391,512
Tenneco Automotive, Inc. (NON)	64,541	1,526,388
		4,440,112

Total common stocks (cost $210,309,559)		$264,073,387

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	164,643	$1,743,569

Total investment companies (cost $1,556,626)		$1,743,569

SHORT-TERM INVESTMENTS (11.5%)(a)
Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)	4,539,672	4,539,672
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$26,730,691	$26,727,133

Total short-term investments (cost $31,266,805)		$31,266,805

TOTAL INVESTMENTS

Total investments (cost $243,132,990)(b)		$297,083,761

NOTES

(a) Percentages indicated are based on net assets of $271,603,997.

(b) The aggregate identified cost on a tax basis is $247,796,428, resulting in gross unrealized appreciation and depreciation of $60,646,534 and $11,359,201, respectively, or net unrealized appreciation of $49,287,333.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $25,901,657. The fund received cash collateral of $26,727,133 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,925 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,133,461 and $24,267,126, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$19,060,368	$--	$--

Capital goods	26,983,182	--	--

Communication services	4,908,741	--	--

Consumer cyclicals	30,631,552	--	--

Consumer staples	17,894,543	--	--

Energy	12,331,894	--	--

Financial	74,325,744	--	617,645

Health care	16,051,983	--	--

Technology	39,218,144	761,495	--

Transportation	5,318,960	--	--

Utilities and power	15,969,136	--	--

Total common stocks	262,694,247	761,495	617,645

Investment companies	1,743,569	--	--

Short-term investments	4,539,672	26,727,133	--

Totals by level	$268,977,488	$27,488,628	$617,645

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and defense (1.3%)
BE Aerospace, Inc. (NON)	39,200	$1,193,640
L-3 Communications Holdings, Inc.	17,100	1,566,873
		2,760,513

Airlines (0.5%)
US Airways Group, Inc. (NON) (S)	131,900	969,465
		969,465

Automotive (1.2%)
American Axle & Manufacturing Holdings, Inc. (NON)	146,750	1,464,565
Carlisle Cos., Inc.	24,400	929,640
		2,394,205

Banking (3.5%)
Fifth Third Bancorp	256,800	3,489,912
Huntington Bancshares, Inc.	266,000	1,428,420
KeyCorp	297,300	2,304,075
		7,222,407

Biotechnology (5.3%)
Alexion Pharmaceuticals, Inc. (NON)	36,000	1,957,320
Amylin Pharmaceuticals, Inc. (NON) (S)	61,400	1,380,886
BioMarin Pharmaceuticals, Inc. (NON)	72,800	1,701,336
Dendreon Corp. (NON) (S)	33,900	1,236,333
Human Genome Sciences, Inc. (NON)	19,400	585,880
InterMune, Inc. (NON)	19,300	860,201
OSI Pharmaceuticals, Inc. (NON)	23,026	1,371,198
United Therapeutics Corp. (NON) (S)	13,100	724,823
Vertex Pharmaceuticals, Inc. (NON)	26,100	1,066,707
		10,884,684

Broadcasting (2.7%)
CBS Corp. Class B	183,900	2,563,566
Clear Channel Outdoor Holdings, Inc. Class A (NON)	137,800	1,462,058
DISH Network Corp. Class A	75,500	1,571,910
		5,597,534

Building materials (1.8%)
Lennox International, Inc.	31,800	1,409,376
Masco Corp.	151,690	2,354,229
		3,763,605

Cable television (1.2%)
Liberty Global, Inc. Class A (NON) (S)	83,100	2,423,196
		2,423,196

Chemicals (0.9%)
Cytec Industries, Inc.	37,800	1,766,772
		1,766,772

Coal (1.3%)
Alpha Natural Resources, Inc. (NON)	54,300	2,709,027
		2,709,027

Commercial and consumer services (1.2%)
Plexus Corp. (NON)	25,300	911,559
Sotheby's Holdings, Inc. Class A (S)	47,100	1,464,339
		2,375,898

Communications equipment (0.9%)
F5 Networks, Inc. (NON)	29,600	1,820,696
		1,820,696

Computers (4.1%)
Emulex Corp. (NON)	271,300	3,602,864
Polycom, Inc. (NON)	64,359	1,968,098
Riverbed Technolgoy, Inc. (NON)	48,400	1,374,560
Xerox Corp.	145,800	1,421,550
		8,367,072

Conglomerates (1.4%)
SPX Corp.	22,200	1,472,304
Textron, Inc.	69,400	1,473,362

		2,945,666

Construction (1.1%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	92,800	2,158,528
		2,158,528

Consumer (0.7%)
Harman International Industries, Inc. (NON)	30,371	1,420,755
		1,420,755

Consumer goods (1.8%)
Estee Lauder Cos., Inc. (The) Class A	24,400	1,582,828
Fortune Brands, Inc.	44,214	2,144,821
		3,727,649

Consumer services (2.2%)
Itron, Inc. (NON)	25,900	1,879,563
Netflix, Inc. (NON) (S)	36,995	2,728,011
		4,607,574

Electric utilities (0.9%)
Constellation Energy Group, Inc.	51,200	1,797,632
		1,797,632

Electronics (6.1%)
Altera Corp.	80,800	1,964,248
Gentex Corp.	84,500	1,640,990
Jabil Circuit, Inc.	83,200	1,347,008
Marvell Technology Group, Ltd. (NON)	80,000	1,630,400
NVIDIA Corp. (NON)	150,700	2,619,166
SanDisk Corp. (NON)	50,400	1,745,352
Trimble Navigation, Ltd. (NON)	56,400	1,619,808
		12,566,972

Energy (oil field) (0.7%)
Core Laboratories NV (Netherlands)	7,900	1,033,320
Exterran Holdings, Inc. (NON)	16,528	399,482
		1,432,802

Financial (2.1%)
AerCap Holdings NV (Netherlands) (NON)	89,767	1,034,116
Assurant, Inc.	52,400	1,801,512
CapitalSource, Inc.	253,300	1,415,947
		4,251,575

Food (1.4%)
Corn Products International, Inc.	23,500	814,510
Smithfield Foods, Inc. (NON) (S)	96,700	2,005,558
		2,820,068

Forest products and packaging (1.4%)
Sino-Forest Corp. (Hong Kong) (NON)	99,400	1,949,212
Weyerhaeuser Co.	18,800	851,076
		2,800,288

Gaming and lottery (2.1%)
Las Vegas Sands Corp. (NON) (S)	208,692	4,413,836
		4,413,836

Health-care services (3.2%)
AmerisourceBergen Corp.	101,600	2,938,272
Cerner Corp. (NON)	18,700	1,590,622
Health Management Associates, Inc. Class A (NON)	155,700	1,339,020
Onyx Pharmaceuticals, Inc. (NON)	22,600	684,328
		6,552,242

Insurance (--%)
Primerica, Inc. (NON)	1,606	24,090
		24,090

Lodging/Tourism (1.0%)
Wyndham Worldwide Corp.	80,033	2,059,249
		2,059,249

Machinery (3.8%)
AGCO Corp. (NON)	65,200	2,338,724
Cummins, Inc.	24,600	1,523,970
Joy Global, Inc. (S)	21,732	1,230,031
Lincoln Electric Holdings, Inc.	13,800	749,754
Terex Corp. (NON)	88,000	1,998,480
		7,840,959

Media (1.2%)
Dolby Laboratories, Inc. Class A (NON)	28,300	1,660,361
Meredith Corp. (S)	21,700	746,697
		2,407,058

Medical technology (6.2%)
Align Technology, Inc. (NON)	71,300	1,378,942
Bruker BioSciences Corp. (NON)	72,590	1,063,444
Cepheid, Inc. (NON)	47,900	837,292
Hologic, Inc. (NON)	111,900	2,074,626
Kinetic Concepts, Inc. (NON)	24,600	1,176,126
Life Technologies Corp. (NON)	32,200	1,683,094
Mettler-Toledo International, Inc. (NON)	10,400	1,135,680
PerkinElmer, Inc.	74,400	1,778,160
ResMed, Inc. (NON)	24,900	1,584,885
		12,712,249

Metals (3.4%)
Carpenter Technology Corp.	34,100	1,248,060
Cliffs Natural Resources, Inc.	38,300	2,717,385
United States Steel Corp.	46,700	2,966,384
		6,931,829

Oil and gas (2.4%)
Anadarko Petroleum Corp.	19,800	1,442,034
Atlas Energy, Inc. (NON)	26,466	823,622
Oil States International, Inc. (NON)	20,719	939,399
Pioneer Natural Resources Co.	18,200	1,025,024
Rex Energy Corp. (NON) (S)	57,674	656,907
		4,886,986

Publishing (0.9%)
Gannett Co., Inc.	118,700	1,960,924
		1,960,924

Railroads (1.1%)
Kansas City Southern (NON)	61,342	2,218,740
		2,218,740

Real estate (3.9%)
Apartment Investment & Management Co. Class A (R)	112,050	2,062,841
Brookfield Properties Corp. (S)	215,000	3,302,400
Jones Lang LaSalle, Inc.	13,261	966,594
SL Green Realty Corp. (R)	28,900	1,655,103
		7,986,938

Restaurants (1.9%)
Brinker International, Inc.	105,300	2,030,184
Darden Restaurants, Inc.	41,000	1,826,140
		3,856,324

Retail (6.1%)
Bed Bath & Beyond, Inc. (NON)	51,400	2,249,264
BPW Acquisition Corp. (NON)	10,973	136,614
OfficeMax, Inc. (NON)	84,357	1,385,142
Ross Stores, Inc.	36,400	1,946,308
Saks, Inc. (NON) (S)	269,255	2,315,593
TJX Cos., Inc. (The)	59,172	2,515,993
Tuesday Morning Corp. (NON)	113,226	746,159
Whole Foods Market, Inc. (NON)	32,900	1,189,335
		12,484,408

Software (4.7%)
Autodesk, Inc. (NON)	73,100	2,150,602
Intuit, Inc. (NON)	73,200	2,513,688
Red Hat, Inc. (NON)	73,951	2,164,546
TIBCO Software, Inc. (NON)	67,700	730,483
VMware, Inc. Class A (NON)	38,250	2,038,725
		9,598,044

Staffing (0.7%)
Robert Half International, Inc. (S)	50,900	1,548,887
		1,548,887

Technology (1.1%)
Unisys Corp. (NON)	65,480	2,284,597
		2,284,597

Technology services (3.6%)
Check Point Software Technologies (Israel) (NON)	79,500	2,787,270
Salesforce.com, Inc. (NON) (S)	42,400	3,156,680
VeriSign, Inc. (NON)	53,200	1,383,732
		7,327,682

Telecommunications (2.9%)
Aruba Networks, Inc. (NON)		114,600	1,565,436
NII Holdings, Inc. (NON)		76,900	3,203,654
Sprint Nextel Corp. (NON)		299,600	1,138,480
			5,907,570

Trucks and parts (1.4%)
WABCO Holdings, Inc. (NON)		96,300	2,881,297
			2,881,297

Total common stocks (cost $155,292,373)			$199,468,492

INVESTMENT COMPANIES (1.7%)(a)
		Shares	Value

Market Vectors Gold Miners ETF (S)		78,800	$3,560,972

Total investment companies (cost $3,338,006)			$3,560,972

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Dendreon Corp. (Put)	May-10/$25.00	16,611	$31,395
Health Management Associates, Inc. Class A (Call)	Jan-11/30.00	72,329	112,674
Intermune, Inc. (Call)	May-10/50.00	22,192	87,658
Intermune, Inc. (Put)	May-10/35.00	19,300	79,130
Intermune, Inc. (Put)	May-10/20.00	21,795	12,205
Market Vectors Gold Miners ETF (Call)	Jun-10/40.00	48,170	267,344
Market Vectors Gold Miners ETF (Call)	May-10/45.00	106,560	201,455
Talbots, Inc. (Call)	Apr-10/15.00	82,571	1,610

Total purchased options outstanding (cost $904,514)			$793,471

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Inflation Index Bonds, 1 3/4s,
January 15, 2028 (i)		$273,002	$259,392

Total U.S. treasury obligations (cost $259,392)			$259,392

SHORT-TERM INVESTMENTS (12.2%)(a)
	Principal amount/shares		Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)		$21,974,550	$21,971,625
Putnam Money Market Liquidity Fund (e)		2,466,633	2,466,633
U.S. Treasury Bills for an effective yield of 0.27%,
December 16, 2010 (SEGSF)		$150,000	149,711
U.S. Treasury Bills for effective yields of 0.23% to
0.25% November 18, 2010 (SEGSF)		260,000	259,338
U.S. Treasury Bills for an effective yield of 0.14%,
June 10, 2010		120,000	119,911

Total short-term investments (cost $24,967,525)			$24,967,218

TOTAL INVESTMENTS

Total investments (cost $184,761,810)(b)			$229,049,545

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $571,908) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	16,611	May-10/$45.00	$41,694
Harman International Industries, Inc. (Call)	30,371	Apr-10/42.50	136,020
Health Management Associates, Inc. Class A (Call)	72,329	Jan-11/40.00	17,388
Market Vectors Gold Miners ETF (Call)	48,170	Jun-10/50.00	41,908
Talbots, Inc. (Put)	82,571	Apr-10/15.00	174,554

Total			$411,564

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
baskets	10,351	(F)	3/15/11	(3 month USD-	A basket	$48,093
				LIBOR-BBA plus	(CGPUTLB1)
				25 bps)	of common stocks

Total						$48,093

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Key to holding's abbreviations

ETF	Exchange Traded Fund

NOTES

(a) Percentages indicated are based on net assets of $204,907,792.

(b) The aggregate identified cost on a tax basis is $188,032,889, resulting in gross unrealized appreciation and depreciation of $41,818,384 and $801,728, respectively, or net unrealized appreciation of $41,016,656.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $21,236,321. The fund received cash collateral of $21,971,625 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,424 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $29,917,677 and $28,158,277, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $21,345,198 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund did not have any activity on futures contracts during the reporting period.

The fund had an average contract amount of approximately 300,000 on purchased options contracts for the reporting period.

The fund had an average contract amount of approximately 200,000 on written options contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $800,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $77,658 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $399,224.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$13,657,417	$--	$--

Capital goods	13,482,769	--	--

Communication services	8,330,766	--	--

Conglomerates	2,945,666	--	--

Consumer cyclicals	37,688,137	--	--

Consumer staples	17,749,837	--	--

Energy	9,028,815	--	--

Financial	19,485,010	--	--

Health care	30,149,175	--	--

Technology	41,965,063	--	--

Transportation	3,188,205	--	--

Utilities and power	1,797,632	--	--

Total common stocks	199,468,492	--	--

Investment companies	3,560,972	--	--

Purchased options outstanding	--	793,471	--

Short-term investments	2,466,633	22,500,585	--

U.S. treasury obligations	--	259,392	--

Totals by level	$205,496,097	$23,553,448	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(411,564)	$--

Total return swap contracts	--	48,093	--

Totals by level	$--	$(363,471)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$841,564	$411,564

Total	$841,564	$411,564

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
3/31/10 (Unaudited)
COMMON STOCKS (92.0%)(a)
	Shares	Value

Aerospace and defense (5.0%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (NON) (S)	182,200	$4,365,512
Precision Castparts Corp. (S)	49,800	6,310,158
Raytheon Co.	373,700	21,345,744
Safran SA (France)	131,257	3,421,674
United Technologies Corp.	266,000	19,580,260
		55,023,348

Airlines (--%)
Hawaiian Holdings, Inc. (NON)	31,467	231,912
		231,912

Automotive (1.4%)
ArvinMeritor, Inc. (NON) (S)	225,100	3,005,085
Dongfeng Motor Group Co., Ltd. (China)	1,538,000	2,499,976
Hertz Global Holdings, Inc. (NON) (S)	423,700	4,232,763
Lear Corp. (NON)	65,000	5,157,750
Volkswagen AG 144A (Germany) (F)	6,371	584,301
		15,479,875

Banking (2.4%)
Banco Santander Brasil SA ADS (Brazil)	171,500	2,131,745
Bank of America Corp.	155,616	2,777,746
Barclays PLC (United Kingdom)	405,883	2,219,772
JPMorgan Chase & Co.	46,000	2,058,500
PNC Financial Services Group, Inc.	41,350	2,468,595
Popular, Inc. (Puerto Rico) (NON)	740,300	2,154,273
State Street Corp. (S)	103,800	4,685,532
Wells Fargo & Co.	255,300	7,944,936
		26,441,099

Beverage (0.6%)
PepsiCo, Inc.	92,900	6,146,264
		6,146,264

Biotechnology (3.2%)
Amgen, Inc. (NON)	120,400	7,195,104
Auxilium Pharmaceuticals, Inc. (NON)	68,600	2,137,576
Dendreon Corp. (NON) (S)	207,100	7,552,937
Genzyme Corp. (NON)	259,300	13,439,519
Gilead Sciences, Inc. (NON)	25,600	1,164,288
Human Genome Sciences, Inc. (NON)	53,900	1,627,780
Ironwood Pharmaceuticals, Inc. (NON)	137,100	1,853,592
		34,970,796

Broadcasting (2.3%)
CBS Corp. Class B	119,682	1,668,367
Liberty Media Corp. - Capital Ser. A (NON) (S)	333,547	12,131,104
Liberty Media Corp. - Starz Ser. A (NON)	26,800	1,465,424
Sirius XM Radio, Inc. (NON)	208,265	181,295
TiVo, Inc. (NON) (S)	571,276	9,780,245
		25,226,435

Cable television (4.9%)
Comcast Corp. Class A (S)	822,412	15,477,794
DIRECTV Class A (NON)	627,985	21,232,173
Hathway Cables and Datacom, Ltd. (India) (NON)	383,000	1,770,383
Time Warner Cable, Inc.	261,725	13,952,560
Virgin Media, Inc. (S)	25,388	438,197
		52,871,107

Chemicals (0.7%)
Dow Chemical Co. (The) (S)	135,800	4,015,606
Monsanto Co. (S)	47,400	3,385,308
		7,400,914

Combined utilities (1.0%)
El Paso Corp.	1,026,600	11,128,344
		11,128,344

Commercial and consumer services (1.4%)
Alliance Data Systems Corp. (NON) (S)	180,290	11,536,757
Dun & Bradstreet Corp. (The)	29,500	2,195,390
Emergency Medical Services Corp. Class A (NON)	18,700	1,057,485
		14,789,632

Communications equipment (7.6%)

Cisco Systems, Inc. (NON) (S)	960,320	24,997,130
Corning, Inc.	162,900	3,292,209
Harris Corp.	175,137	8,317,256
Motorola, Inc. (NON) (S)	769,400	5,401,188
Qualcomm, Inc.	924,233	38,808,548
Tellabs, Inc. (S)	228,400	1,728,988
		82,545,319

Computers (5.3%)
Apple, Inc. (NON)	160,900	37,800,237
Elpida Memory, Inc. (Japan) (NON)	64,600	1,272,780
EMC Corp. (NON)	234,900	4,237,596
Fujitsu, Ltd. (Japan)	709,000	4,643,707
IBM Corp.	19,000	2,436,750
Polycom, Inc. (NON)	127,100	3,886,718
Quest Software, Inc. (NON) (S)	165,600	2,946,024
		57,223,812

Conglomerates (0.6%)
SPX Corp.	30,000	1,989,600
Tyco International, Ltd.	127,600	4,880,700
		6,870,300

Consumer (0.3%)
Harman International Industries, Inc. (NON)	58,226	2,723,812
		2,723,812

Consumer finance (1.2%)
Mastercard, Inc. Class A (S)	53,400	13,563,600
		13,563,600

Consumer goods (0.1%)
hhgregg, Inc. (NON)	47,239	1,192,312
		1,192,312

Consumer services (0.5%)
Avis Budget Group, Inc. (NON)	435,011	5,002,627
		5,002,627

Containers (0.3%)
Owens-Illinois, Inc. (NON) (S)	102,100	3,628,634
		3,628,634

Electric utilities (0.2%)
EnerNOC, Inc. (NON) (S)	64,600	1,917,328
		1,917,328

Electrical equipment (0.1%)
WESCO International, Inc. (NON) (S)	32,900	1,141,959
		1,141,959

Electronics (3.7%)
Integrated Device Technology, Inc. (NON)	677,861	4,155,288
Micron Technology, Inc. (NON) (S)	386,409	4,014,790
Sensata Technologies Holding NV (Netherlands) (NON) (S)	204,969	3,681,243
Skyworth Digital Holdings, Ltd. (China)	2,642,231	3,079,920
Sumco Corp. (Japan)	167,400	3,561,550
Texas Instruments, Inc. (S)	896,400	21,934,908
		40,427,699

Energy (oil field) (1.5%)
Halliburton Co.	97,700	2,943,701
Smith International, Inc.	96,500	4,132,130
Transocean, Ltd. (Switzerland) (NON)	81,400	7,031,332
Weatherford International, Ltd. (Switzerland) (NON)	161,271	2,557,758
		16,664,921

Energy (other) (1.2%)
First Solar, Inc. (NON) (S)	104,462	12,812,264
		12,812,264

Environmental (0.6%)
Foster Wheeler AG (Switzerland) (NON)	222,000	6,025,080
		6,025,080

Financial (0.9%)
AerCap Holdings NV (Netherlands) (NON) (S)	111,931	1,289,445
CME Group, Inc. (S)	3,900	1,232,829
Discover Financial Services	191,206	2,848,969
MGIC Investment Corp. (NON)	100,000	1,097,000
ORIX Corp. (Japan)	27,300	2,422,057
Radian Group, Inc.	41,400	647,496
		9,537,796

Food (0.5%)
Dean Foods Co. (NON) (S)	339,500	5,326,755
		5,326,755

Forest products and packaging (0.3%)
Schweitzer-Mauduit International, Inc.	74,700	3,552,732
		3,552,732

Gaming and lottery (0.1%)
Las Vegas Sands Corp. (NON)	74,400	1,573,560
		1,573,560

Health-care services (2.9%)
Aetna, Inc.	144,300	5,066,373
Alapis Holding Industrial and Commercial SA (Greece)	7,628,572	4,533,721
Express Scripts, Inc. (NON)	70,662	7,190,565
Medco Health Solutions, Inc. (NON) (S)	99,100	6,397,896
WellPoint, Inc. (NON)	129,300	8,324,334
		31,512,889

Homebuilding (0.1%)
KB Home	62,200	1,041,850
		1,041,850

Household furniture and appliances (0.2%)
Tempur-Pedic International, Inc. (NON)	90,100	2,717,416
		2,717,416

Insurance (5.3%)
Aflac, Inc. (S)	520,616	28,264,243
Assured Guaranty, Ltd. (Bermuda) (S)	899,436	19,760,609
Hartford Financial Services Group, Inc. (The)	358,724	10,194,936
		58,219,788

Investment banking/Brokerage (1.5%)
Bond Street Holdings, LLC Class A (F)(NON)	48,036	984,738
E*Trade Financial Corp. (NON)	2,704,100	4,461,765
Goldman Sachs Group, Inc. (The)	63,900	10,903,257
		16,349,760

Leisure (0.1%)
Brunswick Corp. (S)	79,700	1,272,809
		1,272,809

Machinery (0.7%)
Cummins, Inc. (S)	51,600	3,196,620
Lonking Holdings, Ltd. (China)	1,942,000	1,450,766
Terex Corp. (NON)	151,200	3,433,752
		8,081,138

Media (0.7%)
News Corp. Class B (S)	230,700	3,924,207
Time Warner, Inc.	109,000	3,408,430
		7,332,637

Medical technology (2.4%)
Baxter International, Inc.	142,200	8,276,040
Boston Scientific Corp. (NON)	591,400	4,269,908
China Medical Technologies, Inc. ADR (China) (S)	111,400	1,517,268
Covidien PLC (Ireland)	54,000	2,715,120
Medtronic, Inc.	153,400	6,907,602
Thermo Fisher Scientific, Inc. (NON)	52,900	2,721,176
		26,407,114

Metals (2.5%)
ArcelorMittal Class A (NY Shares) (Luxembourg)	59,200	2,599,472
Cameco Corp. (Canada)	90,600	2,483,346
Coeur d'Alene Mines Corp. (NON)	179,300	2,685,914
Eurasian Natural Resources Corp. (United Kingdom)	49,337	892,673
Freeport-McMoRan Copper & Gold, Inc. Class B	47,960	4,006,578
Goldcorp, Inc. (Canada)	83,200	3,096,704
Nucor Corp.	24,100	1,093,658
Rio Tinto PLC ADR (United Kingdom) (S)	7,400	1,751,802
Thompson Creek Metals Co., Inc. (Canada) (NON)	41,900	566,907
United Co., RUSAL PLC (Russia) (NON) (S)	1,056,000	1,224,127
United States Steel Corp. (S)	52,200	3,315,744
Vedanta Resources PLC (United Kingdom)	93,138	3,924,547
		27,641,472

Office equipment and supplies (0.4%)
Avery Dennison Corp. (S)	116,711	4,249,448
		4,249,448

Oil and gas (3.1%)
Anadarko Petroleum Corp.	173,900	12,665,137
Chevron Corp.	66,400	5,035,112
PetroHawk Energy Corp. (NON)	562,400	11,405,472
Petroleo Brasileiro SA ADR (Brazil)	108,500	4,827,165
		33,932,886

Pharmaceuticals (4.3%)
Abbott Laboratories	365,500	19,254,540
Pfizer, Inc.	1,330,838	22,823,872
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	76,726	4,839,876
		46,918,288

Publishing (0.5%)
Gannett Co., Inc.	147,174	2,431,314
R. R. Donnelley & Sons Co.	143,324	3,059,967
		5,491,281

Real estate (0.6%)
Aldar Properties PJSC (United Arab Emirates) (NON)	2,652,398	3,329,491
Pulte Homes, Inc. (NON) (S)	141,300	1,589,625
Renhe Commercial Holdings Co., Ltd. (China)	7,562,000	1,753,191
		6,672,307

Retail (4.9%)
Coach, Inc.	96,027	3,794,987
CVS Caremark Corp.	212,825	7,780,882
Dick's Sporting Goods, Inc. (NON)	67,300	1,757,203
Dollar General Corp. (NON)	102,985	2,600,371
GameStop Corp. Class A (NON) (S)	76,020	1,665,598
Lowe's Cos., Inc.	130,200	3,156,048
Macy's, Inc.	267,363	5,820,493
Pier 1 Imports, Inc. (NON) (S)	308,483	1,965,037
Target Corp.	335,300	17,636,780
Urban Outfitters, Inc. (NON)	124,300	4,727,129
Wal-Mart Stores, Inc.	40,900	2,274,040
		53,178,568

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	170,271	10,435,910
		10,435,910

Semiconductor (2.9%)
Atmel Corp. (NON)	1,701,670	8,559,400
Cypress Semiconductor Corp. (NON) (S)	419,700	4,826,550
Formfactor, Inc. (NON)	242,771	4,311,613
Himax Technologies, Inc. ADR (Taiwan)	655,612	2,052,066
KLA-Tencor Corp.	136,700	4,226,764
Lam Research Corp. (NON)	213,440	7,965,581
		31,941,974

Software (3.5%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	81,400	2,621,894
Microsoft Corp.	985,100	28,833,877
Oracle Corp.	240,400	6,175,876
		37,631,647

Technology (0.2%)
Unisys Corp. (NON) (S)	70,330	2,453,814
		2,453,814

Technology services (2.4%)
Baidu, Inc. ADR (China) (NON)	6,559	3,915,723
Google, Inc. Class A (NON)	26,956	15,284,322
Yahoo!, Inc. (NON)	408,900	6,759,117
		25,959,162

Telecommunications (1.0%)
Clearwire Corp. Class A (NON)	151,400	1,082,510
Iridium Communications, Inc. (NON)	140,100	1,136,211
Sprint Nextel Corp. (NON)	2,302,800	8,750,640
		10,969,361

Telephone (0.7%)
Leap Wireless International, Inc. (NON) (S)	228,000	3,730,080
Qwest Communications International, Inc.	657,874	3,434,102
		7,164,182

Textiles (0.2%)
Liz Claiborne, Inc. (NON)	350,300	2,602,729
		2,602,729

Tobacco (1.6%)
Philip Morris International, Inc.	331,340	17,282,694

				17,282,694

Toys (0.4%)
Hasbro, Inc.			81,000	3,100,680
Nintendo Co., Ltd. ADR (Japan)			24,950	1,039,168
				4,139,848
Total common stocks (cost $780,722,096)				$1,003,041,208

PURCHASED OPTIONS OUTSTANDING (2.6%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Apollo Group, Inc. (Call)	Jan-11/$60.00		652,623	$6,527,470
Apollo Group, Inc. (Call)	Jun-10/60.00		356,259	1,824,046
Google, Inc. (Call)	Jun-10/600.00		57,500	758,425
iShares Russell 2000 Index Fund (Put)	Apr-10/67.00		1,911,438	1,605,990
JPMorgan Chase & Co. (Call)	Jan-11/45.00		1,390,800	6,328,140
Motorola, Inc. (Call)	Jan-11/7.50		1,014,568	700,052
Motorola, Inc. (Call)	Apr-10/8.50		1,619,950	8,754
Petrohawk Energy Corp. (Call)	Jan-11/25.00		264,000	388,772
Pfizer, Inc. (Call)	Jun-10/18.00		1,658,659	509,374
Pfizer, Inc. (Call)	Jun-10/19.00		3,742,751	411,703
Qualcomm, Inc. (Call)	Jan-11/45.00		805,000	2,229,850
State Street Corp. (Call)	Jan-11/45.00		859,280	4,554,184
TiVo, Inc. (Call)	May-10/12.50		276,100	1,339,085
TiVo, Inc. (Call)	May-10/12.50		251,275	1,231,248

Total purchased options outstanding (cost $25,753,613)				$28,417,093

WARRANTS (2.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aldar Properties PJSC 144A (United Arab Emirates)	10/22/12	$0.001	958,322	$1,202,886
Bank of America Corp.	10/28/18	30.79	2,033,158	7,278,706
JPMorgan Chase & Co.	10/28/18	42.42	887,300	13,637,801

Total warrants (cost $17,142,544)				$22,119,393

INVESTMENT COMPANIES (1.6%)(a)
			Shares	Value

iShares FTSE/Xinhua China 25 Index Fund			52,900	$2,227,090
KKR Private Equity Investors LP (Unit)			656,889	7,554,224
SPDR KBW Regional Banking ETF			126,200	3,308,964
SPDR S&P Homebuilders ETF			284,000	4,776,880

Total investment companies (cost $11,134,593)				$17,867,158

U.S. TREASURY OBLIGATIONS (1.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4 1/2s, May 15, 2038 (i)			851,000	835,001
U.S. Treasury Inflation Protected Securities
2 3/8s, January 15, 2025 (i)			263,190	276,985
1 7/8s, July 15, 2013 (i)			1,009,686	1,072,347
1 5/8s, January 15, 2018 (i)			479,822	492,700
1 3/8s, January 15, 2020 (i)			1,698,085	1,669,645
7/8s, April 15, 2010 (i)			1,987,490	1,995,668
U.S. Treasury Notes
4 1/4s, August 31, 2012 (i)			471,000	504,554
2 3/4s, February 15, 2019 (i)			2,907,000	2,708,394
1 3/4s, January 31, 2014 (i)			449,000	444,541
1 1/4s, November 30, 2010 (i)			1,900,000	1,919,707

Total U.S. treasury obligations (cost $11,916,542)				$11,919,542

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B1, 5 3/4s, 2013			$2,342,177	$2,599,816

Total senior loans (cost $2,574,560)				$2,599,816

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)			$135,142,798	$135,124,898
Putnam Money Market Liquidity Fund (e)			6,083,998	6,083,998

Total short-term investments (cost $141,208,896)				$141,208,896

TOTAL INVESTMENTS

Total investments (cost $990,452,844) (b)				$1,227,173,106

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $7,172,245) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$2,426,270	$2,400,083	4/22/10	$(26,187)
Japanese Yen	4,540,756	4,772,162	4/22/10	231,406

Total				$205,219

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $13,998,468) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Apollo Group, Inc. (Call)	652,623	Jan-11/$70.00	$3,792,784
Apollo Group, Inc. (Call)	356,259	Jun-10/70.00	509,450
Google, Inc. (Call)	57,500	Jun-10/660.00	190,900
iShares Russell 2000 Index Fund (Put)	1,000,000	Apr-10/66.00	360,000
iShares Russell 2000 Index Fund (Put)	911,438	Apr-10/65.00	349,810
JPMorgan Chase & Co. (Call)	1,390,800	Jan-11/50.00	3,393,552
Motorola, Inc. (Call)	1,014,568	Jan-11/10.00	162,331
Motorola, Inc. (Call)	1,619,950	Apr-10/10.00	928
Petrohawk Energy Corp. (Call)	264,000	Jan-11/30.00	159,284
Pfizer, Inc. (Call)	3,742,751	Jun-10/20.00	187,138
Pfizer, Inc. (Call)	1,658,659	Jun-10/20.00	98,193
Qualcomm, Inc. (Call)	805,000	Jan-11/47.50	1,561,700
State Street Corp. (Call)	859,280	Jan-11/50.00	2,749,696
TiVo, Inc. (Call)	276,100	May-10/17.50	372,735
TiVo, Inc. (Call)	251,275	May-10/17.50	345,503

Total			$14,234,004

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	21,098		3/17/11	(1 month USD-	A basket	$44,029
				LIBOR-BBA plus 60	(GSGLPMIN)
				bps)	of common stocks

baskets	7,423		3/27/11	(1 month USD-	A basket	202,301
				LIBOR-BBA plus 40	(GSPM0910)
				bps)	of common stocks

baskets	7,730		7/20/10	(3 month USD-	A basket	611,468
				LIBOR-BBA)	(GSCBAIRP)
					of common stocks

Total						$857,798

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
FRN	Floating Rate Notes
PJSC	Public Joint Stock Company

NOTES

(a) Percentages indicated are based on net assets of $1,089,857,085.

(b) The aggregate identified cost on a tax basis is $1,008,754,231, resulting in gross unrealized appreciation and depreciation of $228,663,834 and $10,244,959, respectively, or net unrealized appreciation of $218,418,875.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $130,673,811. Certain of these securities were sold prior to period-end. The fund received cash collateral of $135,124,898 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,440 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $120,211,251 and $124,099,559, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $621,384,760 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown FRN are the current interest rates at March 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts and written option contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund did not have any activity on futures contracts during the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $12,200,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $12,600,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements

(“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $4,340,210 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund had a net liability position of $26,187 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$ 38,595,118	$ -	$ -

Capital goods	78,149,607	--	--

Communication services	69,922,140	--	--

Conglomerates	6,870,300	--	--

Consumer cyclicals	129,205,269	--	584,301

Consumer staples	53,167,444	--	--

Energy	63,410,071	--	--

Financial	129,799,612	--	984,738

Health care	139,809,087	--	--

Technology	279,265,937	--	--

Transportation	231,912	--	--

Utilities and power	13,045,672	--	--

Total common stocks	1,001,472,169	--	1,569,039

Investment companies	17,867,158	--	--

Purchased options outstanding	--	28,417,093	--

Senior loans	--	2,599,816	--

U.S. Treasury Obligations	--	11,919,542	--

Warrants	20,916,507	1,202,886	--

Short-term investments	6,083,998	135,124,898	--

Totals by level	$1,046,339,832	$179,264,235	$1,569,039

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to sell	$--	$ 205,219	$--

Written options		(14,234,004)

Total return swap contracts		857,798

Totals by level	$--	$(13,170,987)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$231,406	$26,187

Equity contracts	29,274,891	14,234,004

Total	$29,506,297	$14,260,191

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 28, 2010